       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2009.
                                                            FILE NOS. 333-128124
                                                                       811-08810

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 10                       [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                                  Amendment No. 11                               [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                  ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 70 PINE STREET
                            NEW YORK, NEW YORK 10270
              (Address of Depositor's Principal Offices) (Zip Code)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                         AMERICAN HOME ASSURANCE COMPANY
                               (Name of Guarantor)

                                 70 PINE STREET
                               NEW YORK, NY 10270
              (Address of Guarantor's Principal Offices) (Zip Code)

        GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 770-7000


                             MALLARY L. REZNIK, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                     C/O SUNAMERICA RETIREMENT MARKETS, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on [DATE] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in FS Variable Separate Account of First SunAmerica Life Insurance Company under variable annuity contracts and (ii) guarantee related to insurance obligations under the variable annuity contracts.

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                          FS VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris II A-Class Platinum
                                                Series Variable Annuity; Other
                                                Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris II A-Class Platinum
                                                Series Variable Annuity; Purchasing a
                                                Polaris II A-Class Platinum Series
                                                Variable Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                 CAPTION
-----------                                                 -------
15. Cover Page.........................   Cover Page
16. Table of Contents..................   Table of Contents
17. General Information and History....   The Polaris II A-Class Platinum Series
                                          Variable Annuity (P);
                                          Separate Account; General Account (P);
                                          Investment Options (P);
                                          Other Information (P)
18. Services...........................   Other Information (P)
19. Purchase of Securities Being
    Offered............................   Purchasing a Polaris II A-Class Platinum
                                          Series Variable Annuity (P)
20. Underwriters.......................   Distribution of Contracts
21. Calculation of Performance Data....   Performance Data
22. Annuity Payments...................   Annuity Income Options (P);
                                          Income Payments; Annuity Unit Values
23. Financial Statements...............   Depositor: Other Information (P);
                                          Financial Statements; Registrant:
                                          Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                  [POLARIS(II) A - CLASS PLATINUM SERIES LOGO]



                                   PROSPECTUS

                                   MAY 1, 2009

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                               issued by Depositor


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY


                               in connection with


                          FS VARIABLE SEPARATE ACCOUNT




This variable annuity has several investment choices -- Variable Portfolios (which are subaccounts of the separate account) and available Fixed Accounts. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.



UNDERLYING FUNDS:                   MANAGED BY:
Aggressive Growth                   SunAmerica Asset Management Corp.
Alliance Growth                     AllianceBernstein, L.P.
American Funds Asset Allocation(1)  Capital Research and Management Company
American Funds Global Growth(1)     Capital Research and Management Company
American Funds Growth-Income(1)     Capital Research and Management Company
American Funds Growth(1)            Capital Research and Management Company
Asset Allocation                    Edge Asset Management, Inc.
Balanced                            J.P. Morgan Investment Management Inc.
Blue Chip Growth                    SunAmerica Asset Management Corp.
Capital Appreciation                Wellington Management Company, LLP
Capital Growth                      OppenheimerFunds, Inc.
Cash Management                     Columbia Management Advisors, LLC
Corporate Bond                      Federated Investment Management Company
Davis Venture Value                 Davis Selected Advisers, L.P.
"Dogs" of Wall Street(2)            SunAmerica Asset Management Corp.
Emerging Markets                    Putnam Investment Management, LLC
Equity Opportunities                OppenheimerFunds, Inc.
Foreign Value                       Templeton Investment Counsel, LLC
Franklin Income Securities Fund     Franklin Advisers, Inc.
Franklin Templeton VIP Founding     Franklin Templeton Services, LLC(4)
  Funds Allocation Fund
Fundamental Growth                  Wells Capital Management, Inc.
Global Bond                         Goldman Sachs Asset Management Int'l.
Global Equities                     J.P. Morgan Investment Management Inc.
Government & Quality Bond           Wellington Management Company, LLP
Growth                              Wellington Management Company, LLP
Growth-Income                       AllianceBernstein, L.P.
Growth Opportunities                Morgan Stanley Investment Management, Inc.(3)
High-Yield Bond                     SunAmerica Asset Management Corp.
International Diversified Equities  Morgan Stanley Investment Management, Inc.(3)
International Growth and Income     Putnam Investment Management, LLC
Lord Abbett Growth and Income       Lord, Abbett & Co. LLC
Lord Abbett Mid Cap Value           Lord, Abbett & Co. LLC
Marsico Focused Growth              Marsico Capital Management, LLC
MFS Massachusetts Investors         Massachusetts Financial Services Company
  Trust(2)
MFS Total Return                    Massachusetts Financial Services Company
Mid-Cap Growth                      J.P. Morgan Investment Management Inc.
Natural Resources                   Wellington Management Company, LLP
Real Estate                         Davis Selected Advisers, L.P.
Small & Mid Cap Value               AllianceBernstein, L.P.
Small Company Value                 Franklin Advisory Services, LLC
Technology                          Columbia Management Advisers, Inc.
Telecom Utility                     Massachusetts Financial Services Company
Total Return Bond                   Pacific Investment Management Company LLC
Van Kampen LIT Capital Growth,      Van Kampen Asset Management Inc.
  Class II Shares
Van Kampen LIT Comstock, Class II   Van Kampen Asset Management Inc.
  Shares(2)
Van Kampen LIT Growth and Income,   Van Kampen Asset Management Inc.
  Class II Shares

(1) Separate Investment of American Funds Insurance Series.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investor Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain circumstances using the name "Van Kampen."


(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2009. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.


ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY.................................................................    3
HIGHLIGHTS...............................................................    4
FEE TABLE................................................................    5
  Maximum Owner Transaction Expenses.....................................    5
  Maximum Sales Charge...................................................    5
  Maximum Withdrawal Charges.............................................    5
  Transfer Fee...........................................................    5
  Contract Maintenance Fee...............................................    5
  Separate Account Annual Expenses.......................................    5
  Additional Optional Feature Fees.......................................    5
     Optional MarketLock Income Plus Fee.................................    5
     Optional MarketLock For Life Fee....................................    5
  Underlying Fund Expenses...............................................    5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.....................................    7
THE POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY.................    8
PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY........    8
  Allocation of Purchase Payments........................................    9
  Accumulation Units.....................................................    9
  Right to Examine.......................................................   10
  Exchange Offers........................................................   10
  Important Information For Military Servicemembers......................   10
INVESTMENT OPTIONS.......................................................   10
  Variable Portfolios....................................................   10
     American Funds Insurance Series.....................................   11
     Anchor Series Trust.................................................   11
     Franklin Templeton Variable Insurance Products Trust................   11
     Lord Abbett Series Fund, Inc. ......................................   11
     SunAmerica Series Trust ............................................   11
     Van Kampen Life Investment Trust ...................................   11
  Substitution, Addition or Deletion of Variable Portfolios..............   13
  Fixed Accounts.........................................................   13
  Dollar Cost Averaging Fixed Accounts...................................   13
  Dollar Cost Averaging Program..........................................   14
  Polaris Portfolio Allocator Program....................................   14
  Transfers During the Accumulation Phase................................   16
  Automatic Asset Rebalancing Program....................................   18
  Voting Rights..........................................................   19
ACCESS TO YOUR MONEY.....................................................   19
  Systematic Withdrawal Program..........................................   19
  Minimum Contract Value.................................................   20
  Qualified Contract Owners..............................................   20
OPTIONAL LIVING BENEFITS.................................................   20
  MarketLock Income Plus.................................................   20
  MarketLock For Life....................................................   26
  Additional Information About the Optional Living Benefits..............   31
DEATH BENEFITS...........................................................   33
  Death Benefit Defined Terms............................................   34
  Spousal Continuation...................................................   35
EXPENSES.................................................................   35
  Separate Account Expenses..............................................   35
  Underlying Fund Expenses...............................................   37
  Contract Maintenance Fee...............................................   38
  Transfer Fee...........................................................   38
  Optional Living Benefits Fees..........................................   38
  Optional MarketLock Income Plus Fee....................................   38
  Optional MarketLock For Life Fee.......................................   38
  Income Taxes...........................................................   38
  Reduction or Elimination of Fees, Expenses
     and Additional Amounts Credited.....................................   38
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT.................   39
ANNUITY INCOME OPTIONS...................................................   40
  Annuity Date...........................................................   40
  Annuity Income Options.................................................   41
  Fixed or Variable Annuity Income Payments..............................   41
  Annuity Income Payments................................................   41
  Transfers During the Income Phase......................................   42
  Deferment of Payments..................................................   42
TAXES....................................................................   42
  Annuity Contracts in General...........................................   42
  Tax Treatment of Distributions - Non-Qualified Contracts...............   42
  Tax Treatment of Distributions - Qualified Contracts...................   43
  Required Minimum Distributions.........................................   44
  Tax Treatment of Death Benefits........................................   45
  Tax Treatment of Optional Living Benefits..............................   45
  Contracts Owned by a Trust or Corporation..............................   45
  Gifts, Pledges and/or Assignments of a Contract........................   45
  Diversification and Investor Control...................................   45
OTHER INFORMATION........................................................   46
  The Distributor........................................................   46
  The Company............................................................   46
  The Separate Account...................................................   47
  The General Account....................................................   47
  Financial Statements...................................................   48
  Administration.........................................................   48
  Legal Proceedings......................................................   49
  Registration Statements................................................   49
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.................   49
APPENDIX A -- CONDENSED FINANCIAL INFORMATION............................  A-1
APPENDIX B -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION..............  B-1
APPENDIX C -- OPTIONAL LIVING BENEFITS EXAMPLES..........................  C-1
APPENDIX D -- IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO
  FEBRUARY 1, 2008.......................................................  D-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to First SunAmerica Life Insurance Company or First SunAmerica, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.



GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.



GROSS PURCHASE PAYMENTS - The money you give us to buy the contract, as well as any additional money you give us to invest in the contract after you own it. Gross Purchase Payments do not reflect the reduction of the sales charge.





INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.



INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.



LATEST ANNUITY DATE - Your 90th birthday or tenth contract anniversary, whichever is later.




MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.



NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").



NYSE - New York Stock Exchange



OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.



PURCHASE PAYMENTS - The portion of your Gross Purchase Payments which we invest in your contract. We calculate this amount by deducting the applicable sales charge from your Gross Purchase Payments.



QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.



SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.



TRUSTS - Collectively refers to the American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.



UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.



VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris(II) A-Class Platinum Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.


RIGHT TO EXAMINE: You may cancel your contract within 10 days after receiving it, and not be charged a withdrawal charge. You will receive the greater of Gross Purchase Payments or the value of your contract on the day that we receive your request plus any sales charge we deducted. PLEASE SEE PURCHASING A POLARIS(II) A-CLASS PLATINUM SERIES VARIABLE ANNUITY AND RIGHT TO EXAMINE IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $30 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 0.85% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract we may charge additional fees for those features. We apply an up-front sales charge against Gross Purchase Payments that you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount. PLEASE SEE FEE TABLE IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these benefits can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.


IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM SALES CHARGE

(as a percentage of each Gross Purchase
  Payment)(1)............................   5.75%


MAXIMUM WITHDRAWAL CHARGES


(as a percentage of each Gross Purchase
  Payment)(2)............................   0.50%




TRANSFER FEE


$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)................  $30




SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


Separate Account Fee.....................   0.85%
                                            -----
  TOTAL SEPARATE ACCOUNT ANNUAL
     EXPENSES............................   0.85%
                                            =====







ADDITIONAL OPTIONAL FEATURE FEES



You may elect one of the following optional living benefits below:


OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(4)


NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.95%
For Two Covered Persons...........................           1.35%






OPTIONAL MARKETLOCK FOR LIFE FEE


(calculated as a percentage of the Income Base)(5)



NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.70%
For Two Covered Persons...........................           0.95%






THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



                                    MINIMUM   MAXIMUM
                                    -------   -------
TOTAL ANNUAL UNDERLYING FUND
EXPENSES(6)......................    0.53%     1.66%
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, other
expenses and 12b-1 fees if
applicable.)

FOOTNOTES TO THE FEE TABLE:


(1) Your Gross Purchase Payment may qualify for a reduced sales charge. PLEASE SEE EXPENSES SECTION BELOW.



                                              SALES CHARGE AS A
INVESTMENT AMOUNT (AS DEFINED IN SALES       PERCENTAGE OF GROSS
CHARGE SECTION)                           PURCHASE PAYMENT INVESTED
--------------------------------------    -------------------------
Less than $50,000.......................             5.75%
$50,000 but less than $100,000..........             4.75%
$100,000 but less than $250,000.........             3.50%
$250,000 but less than $500,000.........             2.50%
$500,000 but less than $1,000,000.......             2.00%
$1,000,000 or more......................             0.50%







(2) A withdrawal charge of 0.50% applies only to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal.



(3) The contract maintenance fee may be waived if contract value is $50,000 or more. The fee is deducted on a pro rata basis from the portion of your contract value allocated to the Variable Portfolios on your contract anniversary.



(4) MarketLock Income Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Gross Purchase Payment. The Income Base is increased by subsequent Gross Purchase Payments received in years 1-5, capped at the first contract year's Gross Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (including Gross Purchase Payments received in years 1-5, capped at the first contract year's Gross Purchase Payments, less Gross Purchase Payments in excess of the annual cap in contract years 2-5 and all Gross Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 12th contract anniversary, the Income Base will be increased to at least 200% of the Gross Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.



(5) MarketLock For Life is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Gross Purchase Payment. The Income Base is increased by subsequent Gross Purchase Payments received in years 1-5, capped at the first contract year's Gross Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base in increased to the greater of (a) or (b), where (a) in the highest contract anniversary value (including Gross Purchase Payments received in years 1-5, capped at the first year's Gross Purchase Payments, less Gross Purchase Payments in excess of the annual cap in contract year's 2-5 and all Gross Purchase Payments after the first 5 years) and (b) is the current Income Base; adjusted for excess withdrawals during the applicable period. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of the withdrawal under this feature.



(6) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2009. The minimum expense is for an Underlying Fund of American Funds Insurance Series Trust as of its fiscal year ended December 31, 2008.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 0.85%, the optional MarketLock Income Plus feature (1.35%), and investment in an Underlying Fund with total expenses of 1.66%)


(1) If you surrender your contract at the end of the applicable time period:




1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $946      $1,699     $2,468     $4,467



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)




1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $946      $1,699     $2,468     $4,467



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.85%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)


(1) If you surrender your contract at the end of the applicable time period:




1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $712      $1,001     $1,312     $2,190



(2) If you do not surrender or annuitize your contract at the end of the applicable time period:




1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $712      $1,001     $1,312     $2,190




EXPLANATION OF FEE TABLE AND EXPENSE EXAMPLES


1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.


2. A maximum sales charge of 5.75% is used in the Maximum Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower sales charge.



3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

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                             THE POLARIS(II) A-CLASS
                        PLATINUM SERIES VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:



     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream or other benefits in the event your contract value declines due to unfavorable investment performance.



     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.


     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract and build retirement savings. The Income Phase begins when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.


For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.



This variable annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW.


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                        PURCHASING A POLARIS(II) A-CLASS
                        PLATINUM SERIES VARIABLE ANNUITY
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An initial Gross Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Gross Purchase Payment.



The following chart shows the minimum initial and subsequent Gross Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.



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                                                     MINIMUM
                          MINIMUM INITIAL           SUBSEQUENT
                           GROSS PURCHASE         GROSS PURCHASE
                              PAYMENT                PAYMENT
-------------------------------------------------------------------
      Qualified                $2,000                  $250
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    Non-Qualified              $5,000                  $500
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We reserve the right to refuse any Gross Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Gross Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Gross Purchase Payments greater than $250,000. Gross Purchase Payments that would cause total Gross Purchase Payments in all contracts issued by the Company or its affiliate, AIG SunAmerica Life Assurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION FOR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT



We allow this contract to be jointly owned. We require that the joint Owners be spouses. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.



You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax advisor before assigning the contract.





ALLOCATION OF PURCHASE PAYMENTS


A Purchase Payment is the portion of your Gross Purchase Payment which we invest in your contract after we deduct the sales charge.

In order to issue your contract, we must receive your initial Gross Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Gross Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Gross Purchase Payments. Thus, if we have deemed a broker-dealer our agent, a Gross Purchase Payment received by the broker-dealer will be priced as if the Gross Purchase Payment was received by us. However, if a broker-dealer is not deemed our agent, a Gross Purchase Payment received by the broker-dealer will not be priced until it is received by us.

An initial Gross Purchase Payment will be priced within two business days after it is received by us in Good Order if the Gross Purchase Payment is received before Market Close. If the initial Gross Purchase Payment is received in Good Order after Market Close, the initial Gross Purchase Payment will be priced within two business days after the next business day. We allocate your initial Gross Purchase Payments as of the date such Gross Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or ask your permission to keep your money until we get the information necessary to issue the contract.


Any subsequent Gross Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Gross Purchase Payment is received in Good Order after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Gross Purchase Payment. If we receive a Gross Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.





Gross Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:



First SunAmerica
P.O. Box 100357
Pasadena, CA 91189-0357




Gross Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.


Overnight deliveries of Gross Purchase Payments can only be accepted at the following address:



First SunAmerica
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357



Delivery of Gross Purchase Payments to any other address will result in a delay in crediting your contract until the Gross Purchase Payment is received at the Payment Center.





ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the

Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:


     We receive a $25,000 Gross Purchase Payment from you on Wednesday which you allocate to the Variable Portfolio A. After we deduct the sales charge, the net amount to be invested of your Gross Purchase Payment is $23,562.50. We determine that the value of an Accumulation Unit for the Variable Portfolio A is $11.10 when the NYSE closes on Wednesday. We then divide $23,562.50 by $11.10 and credit your contract on Wednesday night with 2,122.747748 Accumulation Units for the Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.




RIGHT TO EXAMINE



You may cancel your contract within ten days after receiving it. We call this a "free look." To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.



If you decide to cancel your contract during the free look period, generally we will refund to you the greater of (1) your Gross Purchase Payments; or (2) the contract value on the day we receive your request in Good Order at the Annuity Service Center plus any sales charges we deducted.


We reserve the right to put your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.




EXCHANGE OFFERS


From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS


If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.


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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.




The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by SunAmerica Asset Management Corp.


You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.


During periods of low short-term interest rates, and in part due to contract fees and expenses, the yield of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative yields, your investment in the Cash Management Variable Portfolio will lose value.


We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").

     ANCHOR SERIES TRUST -- CLASS 3




     SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

     Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund.

     Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds. Each underlying fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST -- CLASS 3



     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                         MANAGED BY:                                   TRUST     ASSET CLASS
----------------                                         -----------                                   -----     -----------
Aggressive Growth                                        SunAmerica Asset Management Corp.             SAST      STOCK
Alliance Growth                                          AllianceBernstein, L.P.                       SAST      STOCK
American Funds Asset Allocation                          Capital Research and Management Company       AFIS      BALANCED
American Funds Global Growth                             Capital Research and Management Company       AFIS      STOCK
American Funds Growth-Income                             Capital Research and Management Company       AFIS      STOCK
American Funds Growth                                    Capital Research and Management Company       AFIS      STOCK
Asset Allocation                                         Edge Asset Management, Inc.                   AST       BALANCED
Balanced                                                 J.P. Morgan Investment Management Inc.        SAST      BALANCED
Blue Chip Growth                                         SunAmerica Asset Management Corp.             SAST      STOCK
Capital Appreciation                                     Wellington Management Company, LLP            AST       STOCK
Capital Growth                                           OppenheimerFunds, Inc.                        SAST      STOCK
Cash Management                                          Columbia Management Advisors, LLC             SAST      CASH
Corporate Bond                                           Federated Investment Management Company       SAST      BOND
Davis Venture Value                                      Davis Selected Advisers, L.P.                 SAST      STOCK
"Dogs" of Wall Street                                    SunAmerica Asset Management Corp.             SAST      STOCK
Emerging Markets                                         Putnam Investment Management, LLC             SAST      STOCK
Equity Opportunities                                     OppenheimerFunds, Inc.                        SAST      STOCK
Foreign Value                                            Templeton Investment Counsel, LLC             SAST      STOCK
Franklin Income Securities Fund                          Franklin Advisers, Inc.                       FTVIPT    BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund    Franklin Templeton Services, LLC              FTVIPT    BALANCED
Fundamental Growth                                       Wells Capital Management, Inc.                SAST      STOCK
Global Bond                                              Goldman Sachs Asset Management Int'l.         SAST      BOND
Global Equities                                          J.P. Morgan Investment Management Inc.        SAST      STOCK
Government & Quality Bond                                Wellington Management Company, LLP            AST       BOND
Growth                                                   Wellington Management Company, LLP            AST       STOCK
Growth-Income                                            AllianceBernstein, L.P.                       SAST      STOCK
Growth Opportunities                                     Morgan Stanley Investment Management, Inc.    SAST      STOCK
High-Yield Bond                                          SunAmerica Asset Management Corp.             SAST      BOND
International Diversified Equities                       Morgan Stanley Investment Management, Inc.    SAST      STOCK
International Growth and Income                          Putnam Investment Management, LLC             SAST      STOCK
Lord Abbett Growth and Income                            Lord, Abbett & Co. LLC                        LASF      STOCK
Lord Abbett Mid Cap Value                                Lord, Abbett & Co. LLC                        LASF      STOCK
Marsico Focused Growth                                   Marsico Capital Management, LLC               SAST      STOCK
MFS Massachusetts Investors Trust                        Massachusetts Financial Services Company      SAST      STOCK
MFS Total Return                                         Massachusetts Financial Services Company      SAST      BALANCED
Mid-Cap Growth                                           J.P. Morgan Investment Management Inc.        SAST      STOCK
Natural Resources                                        Wellington Management Company, LLP            AST       STOCK
Real Estate                                              Davis Selected Advisers, L.P.                 SAST      STOCK
Small & Mid Cap Value                                    AllianceBernstein, L.P.                       SAST      STOCK
Small Company Value                                      Franklin Advisory Services, LLC               SAST      STOCK
Technology                                               Columbia Management Advisers, Inc.            SAST      STOCK
Telecom Utility                                          Massachusetts Financial Services Company      SAST      STOCK
Total Return Bond                                        Pacific Investment Management Company LLC     SAST      BOND
Van Kampen LIT Capital Growth, Class II Shares           Van Kampen Asset Management Inc.              VKT       STOCK
Van Kampen LIT Comstock, Class II Shares                 Van Kampen Asset Management Inc.              VKT       STOCK
Van Kampen LIT Growth and Income, Class II Shares        Van Kampen Asset Management Inc.              VKT       STOCK





YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.





FIXED ACCOUNTS


Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.




DOLLAR COST AVERAGING FIXED ACCOUNTS



You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file. The 2-Year DCA Fixed Account may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.



DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM


The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:


     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

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     MONTH           ACCUMULATION UNIT         UNITS PURCHASED
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       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100

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     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM




PROGRAM DESCRIPTION



This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models") or in one of the four Sample Portfolios. Each Model and Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match certain combinations of investor's investment time horizon and risk tolerance. The Sample Portfolios allocate amongst the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.


Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.




ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM


You may enroll in the program by selecting the Model or Sample Portfolio on the contract application form. You and your financial representative should determine the Model or Sample Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model or Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.


You may also choose to invest gradually into a Model or Sample Portfolio through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.


You may only invest in either one Model or one Sample Portfolio at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Model or Sample

Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model, such an investment may no longer be consistent with the model's intended objectives. You can transfer 100% of your investment from one Model or Sample Portfolio to a different Model or Sample Portfolio at any time.




WITHDRAWALS


You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model or Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model or Sample Portfolio, your investment may no longer be consistent with the Model's or Sample Portfolio's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.




REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS AND THE SAMPLE PORTFOLIOS


You can elect to have your investment in the Model or Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model or Sample Portfolio you selected.

With respect to the Models, if you choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.


Over time, the Model or Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Model or Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Model or Sample Portfolio's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change. You should consult your financial representative about how to keep your Model or Sample Portfolio's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the Models no longer are consistent with their original investment goals.



If you elect an optional living benefit, you may elect a model that complies with the investment requirements of the optional living benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.





IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM



The Models and Sample Portfolios are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model or Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Model or Sample Portfolio.


The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models and Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Model or Sample Portfolio, so that you could have been better off investing in a single investment category than in a Model or Sample Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model or Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.

The Models and Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models or Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models or Sample Portfolios can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS


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         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
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 American Funds Global Growth               6%           9%           9%          10%
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 American Funds Growth                      3%           4%           4%           5%
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 American Funds Growth-Income               1%           1%           1%           2%
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 Blue Chip Growth                           2%           2%           2%           3%
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 Capital Appreciation                       2%           3%           3%           4%
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 Corporate Bond                             8%           7%           5%           0%
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 Davis Venture Value                        4%           4%           4%           5%
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 Emerging Markets                           0%           0%           2%           3%
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 Foreign Value                              6%           9%          10%          10%
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 Global Bond                                4%           3%           0%           0%
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 Government and Quality Bond               14%           7%           5%           0%
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 Growth Opportunities                       2%           3%           4%           5%
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 High-Yield Bond                            4%           0%           0%           0%
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 International Diversified Equities         0%           0%           0%           5%
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 Lord Abbett Growth and Income              2%           2%           3%           3%
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 Marsico Focused Growth                     2%           2%           3%           4%
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 MFS Massachusetts Investors Trust          4%           5%           6%           7%
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 Mid-Cap Growth                             0%           0%           0%           2%
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 Real Estate                                3%           4%           4%           5%
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 Small & Mid Cap Value                      5%           6%           7%           8%
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 Small Company Value                        0%           3%           4%           4%
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 Total Return Bond                         18%          15%          12%           2%
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 Van Kampen LIT Comstock, Class II
  Shares                                    4%           5%           6%           6%
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 Van Kampen LIT Growth and Income,
  Class II Shares                           6%           6%           6%           7%
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                               TOTAL      100%         100%         100%         100%
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SAMPLE PORTFOLIOS



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                                              BALANCED
                                               GROWTH     BALANCE TO               ALL
            VARIABLE PORTFOLIOS              AND INCOME     GROWTH     GROWTH    EQUITY
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 American Funds Global Growth                     5%           5%        10%       10%
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 American Funds Growth                            5%          10%        10%       15%
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 American Funds Growth-Income                    10%          10%        10%       10%
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 Corporate Bond                                  25%          20%        15%        0%
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 Foreign Value                                    5%          10%        10%       10%
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 Government and Quality Bond                     25%          15%         5%        0%
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 Growth Opportunities                             5%           5%         5%        5%
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 MFS Massachusetts Investors Trust                5%          10%        10%       15%
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 Mid-Cap Growth                                   0%           0%         5%       10%
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 Van Kampen LIT Comstock                          0%           0%         5%       10%
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 Van Kampen LIT Growth and Income                15%          15%        15%       15%
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                                     TOTAL      100%         100%       100%      100%
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The Models and Sample Portfolios listed above are those that are currently available. The Model and Sample Portfolios are reconfigured annually. However, once you invest in either a Model or Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Model and Sample Portfolio will not be changed by us. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model and Sample Portfolio in line with your investment goals over time.





TRANSFERS DURING THE ACCUMULATION PHASE



Subject to our rules, restrictions and policies described below, during the Accumulation Phase, you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by the Internet unless you tell us not to on your contract application. We may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.


There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.


The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").



For example, if you made a transfer on August 16, 2008 and within the previous twelve months (from August 17, 2007 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2008 must be submitted by U.S. Mail (from August 17, 2008 through August 16,
2009).



U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.



All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.



We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.



Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.




AUTOMATIC ASSET REBALANCING PROGRAM



Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer ("Default Rebalancing Instructions"). For example, your current contract value is allocated 80% in Variable Portfolio A and 20% in Variable Portfolio B. You request a transfer of 50% from Variable Portfolio A to Variable Portfolio C. Then your Default Rebalancing Instructions would be 40% in Variable Portfolio A, 20% in Variable Portfolio B and 40% in Variable Portfolio C. You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.



Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio which had higher returns into a Variable Portfolio which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect an optional living benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:


     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing and you have not made any transfer, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.




VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.



If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


A withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,500,000 or more Investment Amount level if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE FEE TABLE ABOVE.

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.


We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.




SYSTEMATIC WITHDRAWAL PROGRAM


During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE


Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS



Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.


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                            OPTIONAL LIVING BENEFITS
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CERTAIN OPTIONAL LIVING BENEFITS ARE EITHER NO LONGER OFFERED OR HAVE CHANGED SINCE FIRST BEING OFFERED. IF YOUR CONTRACT WAS ISSUED WITH AN OPTIONAL LIVING BENEFIT PRIOR TO MAY 1, 2009, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS REGARDING THOSE LIVING BENEFITS.



One of the following optional living benefits, both of which are guaranteed minimum withdrawal benefits, is available for election in your contract for an additional fee:



MARKETLOCK INCOME PLUS offers guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit for up to 5 or 10 years, even after withdrawals begin. The annual 5% Income Credit is reduced but not eliminated in any contract year in which withdrawals up to the maximum are taken, therefore providing a guarantee that income can increase during the first 10 years even after starting withdrawals. After the first 10 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90. In addition, if no withdrawals are taken during the first 12 years, on the 12th contract anniversary, the Minimum Income Base is equal to 200% of Eligible Purchase Payments.



MARKETLOCK FOR LIFE offers guaranteed lifetime income based on the contract's highest anniversary value during the contract's first 5 years. After the first 5 years, the Income Base Evaluation Period may be extended to lock in investment gains on contract anniversaries through age 90.





The living benefits described below are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. Living benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on these features as its value is dependent on your contract's performance, your withdrawal activity and your longevity.



Living benefits may not be appropriate if you plan to make ongoing Gross Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Gross Purchase Payments received during the contract's first five years are included in the Income Base, as defined below.



Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the contract's free withdrawal amount and the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.



In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the features, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



Please note that these features may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.



These optional living benefits are designed for individuals or spouses. Thus, if a contract is owned by non-spousal joint Owners or Domestic Partners and either Owner dies, the full contract value must be paid within 5 years of death, in compliance with the IRC, after which time the contract terminates; the surviving owner may not receive the full benefit of the feature.



MARKETLOCK INCOME PLUS


When and how may I elect MarketLock Income Plus?


You may elect MarketLock Income Plus at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit.


You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.




IF YOU ELECT ONE COVERED PERSON:



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                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(1)
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                One Owner                          45                    80
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              Joint Owners
   (based on the age of the older Owner)           45                    80
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IF YOU ELECT TWO COVERED PERSONS:



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                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
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   NON-QUALIFIED:
    Joint Owners             45               80               45               85
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   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
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     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
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(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.



(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.


How does MarketLock Income Plus work?




MarketLock Income Plus locks in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.



You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.



Is there an additional guarantee if I do not take withdrawals for 12 years?



Yes, there is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year anniversary. On the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.



What determines the maximum amount of withdrawals I can withdraw each year?



The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base or your Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.



ONE COVERED PERSON



If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:



------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday                5% of Income Base
------------------------------------------------------------------------




TWO COVERED PERSONS



If the feature is elected to cover two lives, the following is applicable:



------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON
     OR SURVIVING COVERED PERSON AT               MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday              4.75% of Income Base
------------------------------------------------------------------------






As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW.



Are there investment requirements if I elect MarketLock Income Plus?





As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.



INVESTMENT REQUIREMENTS



You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:



     1. Invest 100% in the Cash Management Variable Portfolio; or



     2. Invest 100% in the Balanced-Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C; or



     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios:

        American Funds Asset Allocation
        Asset Allocation
        Balanced
        Franklin Income Securities Fund
        MFS Total Return; or



     4. Invest in accordance with the requirements outlined in the table below:



------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT               AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Bond, Cash and         Minimum 30%      Cash Management
    Fixed Accounts        Maximum 100%      Corporate Bond
                                            Global Bond
                                            Government & Quality Bond
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS
                                            6-Month DCA*
                                            1-Year DCA*
                                            2-Year DCA*

                                            FIXED ACCOUNTS
                                            1-Year Fixed*
------------------------------------------------------------------------------------

 B. Equity Maximum         Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation
                                            American Funds Global Growth
                                            American Funds Growth
                                            American Funds Growth-Income
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Lord Abbett Growth and Income
                                            Lord Abbett Mid Cap Value
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            Telecom Utility
                                            Van Kampen LIT Capital Growth,
                                              Class II Shares
                                            Van Kampen LIT Comstock,
                                              Class II Shares
                                            Van Kampen LIT Growth and Income,
                                              Class II Shares
------------------------------------------------------------------------------------
 C. Limited Equity         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------





* if available



If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.



The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. The investment requirements may reduce the need to rely on the guarantees provided by this benefit. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.



Your allocation instructions accompanying any Gross Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Gross Purchase Payment(s) to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:



     - any transfer or reallocation you initiate; or



     - any withdrawal you initiate.



Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.


How are the components for MarketLock Income Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Gross Purchase Payments received during the first contract year; and

     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.


Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.



SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" BELOW.


THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.


FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below.



SIXTH, we determine the INCOME CREDIT which is an amount equal to 5% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary during an Income Credit Period. If you take withdrawals in a Benefit Year that are in total less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero.



SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.



FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.


How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.


On each Benefit Year anniversary during an Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:


     (a) the Income Base calculated based on the maximum Anniversary Value; and


     (b) the current Income Base plus the Income Credit, if any.


If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.


INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.



In addition, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:



     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and





     (b) is the Minimum Income Base.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE


Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a

Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?


The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.


You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.



You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

------------------------------------------------------------------------
        NUMBER OF COVERED PERSONS                 ANNUALIZED FEE
------------------------------------------------------------------------
 For One Covered Person                        0.95% of Income Base
------------------------------------------------------------------------
 For Two Covered Persons                       1.35% of Income Base
------------------------------------------------------------------------



The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.


An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.


If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.




Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?




After the initial Income Base Evaluation Period and initial Income Credit Period, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").



After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").



If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").



Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.



The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.



If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base, will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.



Can I extend the Income Credit Period beyond 10 years?



No. The Income Credit Period may not be extended after the end of the First Extension. However, the Income Base Evaluation Period as described above may be extended.



PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK INCOME PLUS.





MARKETLOCK FOR LIFE





When and how may I elect MarketLock For Life?



You may elect MarketLock For Life at the time of contract issue (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.



IF YOU ELECT ONE COVERED PERSON:



------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                               MINIMUM AGE         MAXIMUM AGE(1)
------------------------------------------------------------------------------------
                One Owner                          45                    80

------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------




IF YOU ELECT TWO COVERED PERSONS:



----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE     MAXIMUM AGE(1)    MINIMUM AGE     MAXIMUM AGE(1)
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners             45               80               45               85

----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(2)
 Spousal Beneficiary
----------------------------------------------------------------------------------------




(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.



(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.



How does MarketLock For Life work?



MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.



You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.



What determines the Maximum Annual Withdrawal Percentage?



The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.



ONE COVERED PERSON



If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:



------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------




TWO COVERED PERSONS



If the feature is elected to cover two lives, the following is applicable:



------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------




As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE?" BELOW.



Are there investment requirements if I elect MarketLock For Life?



As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.



INVESTMENT REQUIREMENTS



You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations in one of four ways:



     1. Invest 100% in the Cash Management Variable Portfolio; or



     2. Invest 100% in the Balanced-Growth & Income Sample Portfolio or in Polaris Portfolio Allocator Model A, B or C; or



     3. Invest 100% in one or a combination of the following Balanced Variable
        Portfolios:

        American Funds Asset Allocation
        Asset Allocation
        Balanced
        Franklin Income Securities Fund
        MFS Total Return; or

     4. Invest in accordance with the requirements outlined in the table below:



------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT               AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. Bond, Cash and         Minimum 30%      Cash Management
    Fixed Accounts        Maximum 100%      Corporate Bond
                                            Global Bond
                                            Government & Quality Bond
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS
                                            6-Month DCA*
                                            1-Year DCA*
                                            2-Year DCA*

                                            FIXED ACCOUNTS
                                            1-Year Fixed*
------------------------------------------------------------------------------------

 B. Equity Maximum         Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation
                                            American Funds Global Growth
                                            American Funds Growth
                                            American Funds Growth-Income
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Lord Abbett Growth and Income
                                            Lord Abbett Mid Cap Value
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            Telecom Utility
                                            Van Kampen LIT Capital Growth,
                                              Class II Shares
                                            Van Kampen LIT Comstock,
                                              Class II Shares
                                            Van Kampen LIT Growth and Income,
                                              Class II Shares
------------------------------------------------------------------------------------
 C. Limited Equity         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------





* if available



The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.



Your allocation instructions accompanying any Gross Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, listed above, in order for your application or subsequent Gross Purchase Payment to be considered in Good Order. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS ABOVE. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:



     - any transfer or reallocation you initiate; or



     - any withdrawal you initiate.



Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer within the Variable Portfolios ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life calculated?



FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:



     1. 100% of Gross Purchase Payments received during the first contract year; and



     2. Gross Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Gross Purchase Payments received in year 1. This means that if you made a $100,000 Gross Purchase Payment in year 1, Eligible Gross Purchase Payments will include additional Gross Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Gross Purchase Payments.



Any Gross Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Gross Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Value, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.



SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.



THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.



FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Each year following the Effective Date is a Benefit Year. Only on each Benefit Year anniversary do we determine if the Income Base should be increased based on cumulative Eligible Purchase Payments or the highest Anniversary Value. The calculation and components of this determination are detailed below.



FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.





FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.



How can the Income Base be increased?



On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value.



Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:



     (a) is the cumulative Eligible Purchase Payments; and



     (b) is the current Income Base; and



     (c) is all previous Anniversary Values during any Income Base Evaluation Period.





INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.



What is the fee for MarketLock For Life?



The fee for MarketLock For Life depends on whether you elect to cover one life or two lives. The fee is as follows:



--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------




The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.



An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.



If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.



What are the effects of withdrawals on MarketLock For Life?



The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.



You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.



You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.



The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:



     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.



     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK FOR LIFE CALCULATED?").



If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.



THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.



Can I extend the Income Base Evaluation Period beyond 5 years?



After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").



After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").



If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").



Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.



The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.



If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base, will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.



Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



PLEASE SEE ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE.



ADDITIONAL INFORMATION ABOUT THE OPTIONAL LIVING BENEFITS



The following provides additional information applicable to all of the optional living benefits ("Living Benefit").



What happens if the contract value is reduced to zero?



All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s); however, the Income Base will no longer be increased on the Benefit Year anniversary.



However, for MarketLock Income Plus, if at any time an Excess Withdrawal reduces your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate. An Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.



If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.



When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:



     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     2. Any payment option mutually agreeable between you and us.



If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage in the table above divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).



Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.



What happens to my Living Benefit upon a spousal continuation?


If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:


     1. Make a death claim if the contract value is greater than zero which terminates the Living Benefit and the contract; or



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.


If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:


     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the Living Benefit and its corresponding fee.


The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.


If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period, if applicable.



If you have elected MarketLock Income Plus, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 12 YEARS?"



In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" IF YOU HAVE ELECTED MARKETLOCK INCOME PLUS ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?



No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.



What happens to my Living Benefit upon the Latest Annuity Date?



If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:



     1. Annuitize the contract value under the contract's annuity provisions; or



     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or



     3. Any payment option mutually agreeable between you and us.



If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.



Can I elect to cancel my Living Benefit feature?



The Living Benefit may be cancelled by you on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the Living Benefit feature, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for Living Benefit will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the Living Benefit after cancellation.



If there are two Covered Persons and upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary following the death of the first Covered Person. Once the surviving Covered Person elects to cancel the feature, the fee will no longer be charged and the guarantees under the benefit will be terminated. In addition, the investment requirements for the Living Benefit will no longer apply to the contract. The surviving Covered Person may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and may no longer re-elect or reinstate the Living Benefit after cancellation.



Are there circumstances under which my Living Benefit will automatically terminate?



The feature automatically terminates upon the occurrence of one of the following:



     1. Annuitization of the contract; or



     2. Termination or surrender of the contract; or



     3. A death benefit is paid and the contract is terminated; or



     4. Excess Withdrawals reduce the contract value to zero; or



     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or



     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"



If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.


Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?


Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:


     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.


Under these circumstances, the fee for the Living Benefit based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT FEATURE? ABOVE."

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AS INDICATED ABOVE. WE ALSO RESERVE THE RIGHT TO MODIFY THE LIVING BENEFITS AT THE TIME OF EXTENSION FOR EXISTING CONTRACTS AS INDICATED ABOVE.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary.



We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.



If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.



You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.


For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by the Company or its affiliate, AIG SunAmerica Life Assurance Company, to the same owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.



Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2009, PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS REGARDING THOSE FEATURES.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.



A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an annuity income option or participate in the Extended Legacy program.



EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS



The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original Owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.



A Beneficiary may withdraw all or a portion of the contract value at any time, name their own Beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

OTHER BENEFICIARY CONTINUATION OPTIONS


Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-Qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.


DEATH BENEFIT DEFINED TERMS



The term "Withdrawal Adjustment" is used if you have elected an optional living benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.



The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.



The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.


DEATH BENEFIT:





The death benefit is calculated differently depending on whether you have also elected on one of the Optional Living Benefits described above.



THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF AN OPTIONAL LIVING
BENEFIT:


If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or


     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death. The anniversary values equal the contract value on a contract anniversary, plus any Purchase Payments received since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.


If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or


          b. 125% of contract value.





THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF AN OPTIONAL LIVING
BENEFIT:



The death benefit is the greatest of:



     1. Contract value; or



     2. Gross Purchase Payments reduced by any Withdrawal Adjustment; or



     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus any Purchase Payments received since that anniversary, and reduced by any Withdrawal Adjustment.



If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is the greater of:



     1. Contract value; or



     2. The lesser of:



          a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or



          b. 125% of contract value.



SPOUSAL CONTINUATION



The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.



To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.



Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract level fees, such as Separate Account or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease.


We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH THE DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.




SEPARATE ACCOUNT EXPENSES


The annualized Separate Account expenses is 0.85% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


UPFRONT SALES CHARGE

We may apply an up-front sales charge against the Gross Purchase Payments you make to your contract. The sales charge equals a percentage of each Gross Purchase Payment and varies with your investment amount.

Your investment amount is determined on the day we receive a Gross Purchase Payment and is the greater of:

     1.  The sum of:

         (a)  the Gross Purchase Payment amount;

         (b)  the current contract value of this contract; and

         (c) the current contract value of any eligible related contracts as defined under the Rights of Accumulation section below; or

     2.  The amount, if any, you agree to contribute to this contract.



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                                                 Sales Charge as a
                                                   Percentage of
                                                  Gross Purchase
            Investment Amount                    Payment Invested
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  Less than $50,000                                    5.75%
  $ 50,000 but less than $100,000                      4.75%
  $100,000 but less than $250,000                      3.50%
  $250,000 but less than $500,000                      2.50%
  $500,000 but less than $1,000,000                    2.00%
  $1,000,000 or more                                   0.50%*

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* Additionally, a withdrawal charge of 0.50% only applies to Gross Purchase Payment(s) that qualify for the $1,000,000 or more Investment Amount level, if the Gross Purchase Payment(s) are invested less than 12 months at the time of withdrawal. PLEASE SEE PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE BELOW.


We call the above investment levels "breakpoints." You can reduce your sales charge by increasing your investment amount to reach the next breakpoint. For example, an investment amount of $50,000 brings you to the first breakpoint and entitles you to a reduced sales charge of 4.75%.

REDUCING YOUR SALES CHARGES

Our Rights of Accumulation feature allows you to combine your current Gross Purchase Payment with other Gross Purchase Payments and/or contract values so that you may take advantage of the breakpoints in the sales charge schedule.


Other sales charge reductions may be available to clients of financial planners, institutions, broker-dealer representatives or registered investment advisors utilizing fee based services. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED BELOW.


LETTER OF INTENT

The Letter of Intent feature lets you establish an investment goal up-front so that all Gross Purchase Payments you make during a designated 13-month period receive the sales charge corresponding to your stated investment goal. When you submit a signed Letter of Intent, we use the amount of your stated investment goal to determine the sales charge on any Gross Purchase Payment you make during the 13-month period as though the total amount of Gross Purchase Payments (your investment goal) is invested as one lump-sum.

Gross Purchase Payments made within 90 days prior to our receipt of your Letter of Intent (but not prior to the issue date of your contract) may count towards meeting your investment goal. If you use prior Gross Purchase Payments towards satisfying your investment goal, the Letter of Intent start date will be backdated to the receipt date of the earliest prior Gross Purchase Payment. If you wish to use prior Gross Purchase Payments towards meeting your investment goal, you or your financial representative must inform us of such prior Gross Purchase Payments at the time you submit your Letter of Intent.

     EXAMPLE:

     Assume as part of your contract application you sign a Letter of Intent indicating an investment goal of $50,000 over a 13-month period. The sales charge corresponding to your investment goal is 4.75%. You make an initial Gross Purchase Payment of $20,000. We deduct a reduced sales charge of 4.75% from your initial Gross Purchase Payment. Ten months later you make a subsequent Gross Purchase Payment of $30,000. We again deduct a reduced sales charge of 4.75% from your Gross Purchase Payment. Without a Letter of Intent the sales charge for the first Gross Purchase Payment would have been 5.75%.

You may submit a Letter of Intent at any time. If you choose to submit a Letter of Intent when you apply for the contract, you must check the corresponding box on the application and complete the appropriate form. If you elect to submit a Letter of Intent after your contract is issued, you must complete the appropriate form, which is available from your financial representative or our Annuity Service Center.


You are not obligated to reach your investment goal. If you do not achieve your investment goal by the end of the 13-month period or if you surrender or annuitize your contract without having reached your investment goal, we will deduct from your contract the difference between: (1) the sales charge corresponding to the amount of Gross Purchase Payments made to your contract during the 13-month period; and (2) the sales charge you actually paid, regardless of whether the original sales charge was based on your Letter of Intent investment goal. PLEASE SEE RIGHTS OF ACCUMULATION BELOW. The sales charges are deducted proportionately from your then current contract value. We will not deduct this amount if a death benefit is paid on the contract prior to the end of the 13-month period.


You may increase your investment goal by sending us a written request at any time during the 13-month period. Gross Purchase Payments made from the date of such notice through the end of the original 13-month period will receive any applicable reduction in sales charges. Sales charges on Gross Purchase Payments received prior to the notice to increase your investment goal will not be retroactively reduced.

We reserve the right to modify, suspend or terminate this program at any time.

RIGHTS OF ACCUMULATION

You may qualify for a reduced sales charge through Rights of Accumulation. Rights of Accumulation involves combining your current Gross Purchase Payment with the current contract values of this contract and eligible related contracts and mutual funds so that you may reduce the sales charge on your current Gross Purchase Payment(s) into this contract. A list of eligible contracts and mutual funds may be obtained from your financial representative. The sales charge corresponding to this combined investment amount is deducted from your current Gross Purchase Payment.

In order to use Rights of Accumulation to reduce your sales charge using contracts other than this contract, you or your financial representative must inform us of the related contracts and mutual funds each time you make a Gross Purchase Payment. The sales charge for Gross Purchase Payments submitted using Rights of Accumulation privileges will be based on the breakpoint corresponding to the sum of (1) your current Gross Purchase Payment; (2) your current contract value; and (3) the current values of your eligible related contracts and mutual funds.

For purposes of calculating your investment amount, the current contract value is the value of your contract and any eligible related contracts as of the close of the market on the last previous NYSE business day less any current day withdrawals, adjusted for any current day transactions.

     EXAMPLE:

     Assume your contract has a current value of $20,000. You have a second contract with us which qualifies for Rights of Accumulation that has a current value of $25,000. You make a $5,000 Gross Purchase Payment and inform us of your eligible related contracts at the time you make your payment. The sales charge applicable to the current Gross Purchase Payment is based on the sales charge corresponding to the sum of: (1) your current Gross Purchase Payment ($5,000); (2) the current contract value of this contract ($20,000); and (3) the current contract value of your related contract ($25,000). The sum of these values is $50,000. We deduct the sales charge corresponding to an investment amount of $50,000, or 4.75%, from your $5,000 Gross Purchase Payment. Without the benefit of Rights of Accumulation your sales charge would have been 5.75%.

We reserve the right to modify, suspend, or terminate this program at any time.

PURCHASE PAYMENTS SUBJECT TO A WITHDRAWAL CHARGE

Each Gross Purchase Payment that qualifies for the $1,000,000 or more breakpoint is also subject to a withdrawal charge of 0.50%. The withdrawal charge applies to withdrawals of such Gross Purchase Payments or any portion thereof, that is invested less than 12 months prior to such withdrawal.

Assume that at contract issue, you make an initial Gross Purchase Payment of $800,000. We deduct a sales charge of 2.00%. Three months later, you make a subsequent Gross Purchase Payment of $400,000. Assuming a flat market, the Investment Amount level is now $1,200,000 ($800,000 + $400,000). The second Gross Purchase Payment puts your contract in the Investment Amount of $1,000,000 or more. We deduct a sales charge of 0.50% on $400,000 and will charge a withdrawal charge of 0.50% if you take a withdrawal from this Gross Purchase Payment if invested less than 12 months. Four months later, you take a withdrawal of $700,000 which will reduce your contract value to $500,000 ($1,200,000 - $700,000). We do not charge a withdrawal charge on this withdrawal. Two months later, you take a withdrawal of $400,000 which will reduce your contract value to $100,000 ($500,000 - $400,000). We will charge a withdrawal charge of $1,500 (0.50% of $300,000 since $100,000 is part of the first Gross Purchase Payment).


When calculating the withdrawal charge, we treat withdrawals as coming first from the Gross Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Gross Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.



If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.


We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.


Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.





UNDERLYING FUND EXPENSES



INVESTMENT MANAGEMENT FEES


Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.


12b-1 FEES


Certain Underlying Funds available in this product assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of SunAmerica Series Trust and Anchor Series Trust, Class II shares of Van Kampen Life Investment Trust and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.


FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.





CONTRACT MAINTENANCE FEE



During the Accumulation Phase, we deduct a contract maintenance fee of $30 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. We will deduct the contract maintenance fee on a pro-rata basis from the portion of your contract value allocated to the Variable Portfolios on your contract anniversary. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios which equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.


If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.




TRANSFER FEE


We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.


OPTIONAL LIVING BENEFITS FEES



The annualized living benefits fees will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.



The fee is deducted from the portion of your contract value allocated to the Variable Portfolios starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios which equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.



OPTIONAL MARKETLOCK INCOME PLUS FEE


--------------------------------------------------------
   ALL YEARS IN WHICH THE
    FEATURE IS IN EFFECT            ANNUALIZED FEE
--------------------------------------------------------
 For One Covered Person          0.95% of Income Base
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 For Two Covered Persons         1.35% of Income Base
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OPTIONAL MARKETLOCK FOR LIFE FEE





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        NUMBER OF COVERED PERSONS                      ANNUALIZED FEE
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 For One Covered Person                             0.70% of Income Base
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 For Two Covered Persons                            0.95% of Income Base
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INCOME TAXES


We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.




REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED


Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 0.25% to 5.00% of the initial Purchase Payment.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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            PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

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PAYMENTS WE MAKE



We make payments in connection with the distribution of the contracts that generally fall into the three categories below.



COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Gross Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Gross Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.



The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.



ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.



These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.



We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.



If allowed by his or her selling firm, a registered representative may purchase a contract on a basis in which a bonus amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.



We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2008 in the Statement of Additional Information which is available upon request.



We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.



NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.



Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE



We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.



We generally receive three kinds of payments described below.



RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, our wholly-owned subsidiary, are not expected to exceed 0.50% annually based on assets under management.



OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.



In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.


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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE



During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time 13 or more months after contract issue. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.



We do not pay a death benefit to your Beneficiary once you begin the Income Phase. PLEASE SEE DEATH BENEFITS ABOVE.



If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.



Annuity income payments must begin on or before your Latest Annuity Date. If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. PLEASE SEE TAXES BELOW.

ANNUITY INCOME OPTIONS


You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.




FIXED OR VARIABLE ANNUITY INCOME PAYMENTS



You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.





ANNUITY INCOME PAYMENTS


We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.




TRANSFERS DURING THE INCOME PHASE


During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.




DEFERMENT OF PAYMENTS



We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.


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                                      TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.




ANNUITY CONTRACTS IN GENERAL


The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.


If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Gross Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.


AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.




TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Gross Purchase Payments. Gross Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Gross Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Gross Purchase Payment, generally until you have received all of your Gross Purchase Payment. Any portion of each annuity income payment that is considered a return of your Gross Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;


     - when paid to your Beneficiary after you die;


     - after you become disabled (as defined in the IRC);


     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;


     - under an immediate annuity contract;


     - when attributable to Gross Purchase Payments made prior to August 14, 1982.





TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)


Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premium (including contributions, transfers and exchanges) into new or existing 403(b) contracts.



Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules might have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.



In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.




REQUIRED MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31. However, The Worker, Retiree, and Employer Recovery Act of 2008, eliminated the 2009 minimum distribution requirement from most eligible retirement plans.


If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.




TAX TREATMENT OF DEATH BENEFITS


Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or as annuity income payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.




CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a Non-Natural Owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.





GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.


The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.




DIVERSIFICATION AND INVESTOR CONTROL


The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.


The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR



SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by SACS in connection with the distribution of the contracts.



THE COMPANY



First SunAmerica Life Insurance Company ("First SunAmerica") is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978. Its principal place of business is 70 Pine Street, New York, New York 10270. First SunAmerica conducts life insurance and annuity business only in the state of New York.



OWNERSHIP STRUCTURE OF THE COMPANY



First SunAmerica is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.



AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance related activities, financial services, retirement services and asset management. In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG, on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.



Pursuant to the terms of the credit facility, effective, March 4, 2009, the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), became the controlling stockholder of AIG through the issuance of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock"). The change of control does not in any way alter the Company's obligations to you.



Additional details regarding the transactions with the NY Fed, including subsequent modifications to the credit facility, AIG's participation under the Troubled Assets Relief Program ("TARP") and AIG's restructuring plans can be found in AIG's Form 10-K and subsequent filings on Form 10-K/A as well as in the financial statements of the Company and the Separate Account. For information on how to locate these financial statements, SEE FINANCIAL STATEMENTS, BELOW.



In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue operations as a going concern for the next 12 months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the United States Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due, including obligations under the support agreement discussed below and/or to provide capital support to its subsidiaries, such as the Company should such a need arise.



OPERATION OF THE COMPANY



The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial products and the relative value of its brand. The financial condition of AIG and rating downgrades beginning late in the third quarter of 2008, the uncertainties associated with AIG's restructuring plan and other AIG-related news also has an impact on the Company's sales.



The Company is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income in the case of assets held in the separate accounts. These guaranteed benefits are sensitive to equity market conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.



The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT


First SunAmerica originally established the Separate Account, FS Variable Separate Account, under New York law on September 9, 1994.



The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.



Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.



You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.





THE GENERAL ACCOUNT



Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts , including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.



The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase

Payments in accordance with specified investment parameters.



PLEASE SEE APPENDIX D FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES BY AMERICAN HOME ASSURANCE COMPANY FOR CONTRACTS ISSUED IN THE STATE OF NEW YORK PRIOR TO FEBRUARY 1, 2008.



FINANCIAL STATEMENTS



There are various sets of financial statements included in the Registration Statement. The financial statements of the Company, the Separate Account and the Guarantor, if applicable, are available by requesting a copy of the Statement of Additional Information. The financial statements of AIG are incorporated by reference herein. Information about how to obtain these documents is provided below.



THE COMPANY AND SEPARATE ACCOUNT



The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix D for more information regarding the Guarantor.



AIG SUPPORT AGREEMENT



AIG's 10-K is incorporated herein by reference because there is a Support Agreement in place whereby AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The Support Agreement requires AIG to make payments solely to the Company and not to the policyholders. A policyholder cannot proceed against AIG on its own behalf. All actions under the Support Agreement must be brought by the Company, or if the Company fails to assert its rights, in a representative capacity by a policyholder on behalf of the Company.



The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2008, File No. 001-08787, filed on March 2, 2009, and on Form 10-K/A filed on March 13, 2009, are incorporated herein by reference in the prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



Please note that the SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be part of this prospectus.



INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS



We encourage both existing and prospective contract owners to read and understand the financial statements.



The financial statements are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.



AIG is subject to the informational requirements of the Exchange Act of 1934 and as a result files reports and other information with the SEC to meet those requirements. AIG files this information electronically via EDGAR and it is available to the public through the SEC's website at www.sec.gov.



You can also inspect and copy this information at SEC public facilities at the following locations:


WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281


To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:



By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862





ADMINISTRATION



We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comment, question or service request.



We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.



LEGAL PROCEEDINGS



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, these matters are not material in relation to the financial position of the Company.





REGISTRATION STATEMENTS


Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI are listed below.



Separate Account
General Account
Support Agreement Between the Company and AIG
Performance Data
MarketLock Income Plus Optional Living Benefit Provisions for
  Contracts Issued Before May 1, 2009
MarketLock For Life Plus Optional Living Benefit Provisions for
  Contracts Issued Before May 1, 2009
MarketLock Optional Living Benefit Provisions for Contracts Issued
  Before May 1, 2009
Death Benefit Provisions for Contracts Issued Before May 1, 2009
Death Benefit Provisions Following Spousal Continuation for Contracts
  Issued Before May 1, 2009
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements



IF YOU PURCHASED YOUR CONTRACT PRIOR TO FEBRUARY 1, 2008, PLEASE SEE APPENDIX D FOR THE TABLE OF CONTENTS APPLICABLE TO YOUR STATEMENT OF ADDITIONAL INFORMATION.

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                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
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                                                                                    FISCAL YEAR     FISCAL YEAR
                                                                   INCEPTION TO        ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/06         12/31/07        12/31/08
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AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $10.449          $10.847         $10.683
          Ending AUV..........................................     $10.847          $10.683         $5.000
          Ending Number of AUs................................     0                0               108
---------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $8.263           $8.182          $9.274
          Ending AUV..........................................     $8.182           $9.274          $5.436
          Ending Number of AUs................................     6,423            15,862          16,826
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $15.710          $16.554         $17.490
          Ending AUV..........................................     $16.554          $17.490         $12.224
          Ending Number of AUs................................     11,970           91,779          135,339
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $20.632          $22.358         $25.462
          Ending AUV..........................................     $22.358          $25.462         $15.554
          Ending Number of AUs................................     9,604            75,451          104,554
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $20.073          $20.769         $23.137
          Ending AUV..........................................     $20.769          $23.137         $12.854
          Ending Number of AUs................................     12,771           62,611          96,890
---------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $17.274          $18.778         $19.558
          Ending AUV..........................................     $18.778          $19.558         $12.053
          Ending Number of AUs................................     14,130           118,754         181,764
---------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $12.974          $13.780         $14.780
          Ending AUV..........................................     $13.780          $14.780         $11.249
          Ending Number of AUs................................     0                0               4,779
---------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $9.069           $9.740          $10.155
          Ending AUV..........................................     $9.740           $10.155         $7.446
          Ending Number of AUs................................     0                0               0
---------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $5.863           $6.107          $6.890
          Ending AUV..........................................     $6.107           $6.890          $4.157
          Ending Number of AUs................................     0                2,528           2,688
---------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $13.557          $14.087         $17.794
          Ending AUV..........................................     $14.087          $17.794         $10.498
          Ending Number of AUs................................     14,603           66,264          102,108
---------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $7.644           $8.334          $9.361
          Ending AUV..........................................     $8.334           $9.361          $5.077
          Ending Number of AUs................................     0                1,144           6,329
---------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $11.226          $11.507         $11.894
          Ending AUV..........................................     $11.507          $11.894         $11.903
          Ending Number of AUs................................     0                7,184           7,885
---------------------------------------------------------------------------------------------------------------

                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value

                                                                                    FISCAL YEAR     FISCAL YEAR
                                                                   INCEPTION TO        ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/06         12/31/07        12/31/08
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $14.000          $14.740         $15.377
          Ending AUV..........................................     $14.740          $15.377         $14.025
          Ending Number of AUs................................     7,200            45,873          87,059
---------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $14.277          $15.607         $16.310
          Ending AUV..........................................     $15.607          $16.310         $9.976
          Ending Number of AUs................................     4,381            38,351          63,551
---------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $13.544          $15.468         $15.004
          Ending AUV..........................................     $15.468          $15.004         $10.893
          Ending Number of AUs................................     0                250             216
---------------------------------------------------------------------------------------------------------------
EMERGING MARKET - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $22.367          $23.976         $33.532
          Ending AUV..........................................     $23.976          $33.532         $14.388
          Ending Number of AUs................................     1,965            4,466           7,224
---------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $12.055          $13.394         $13.261
          Ending AUV..........................................     $13.394          $13.261         $8.070
          Ending Number of AUs................................     5,204            5,067           5,186
---------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $10.000          $11.198         $12.664
          Ending AUV..........................................     $11.198          $12.664         $7.406
          Ending Number of AUs................................     7,507            24,176          62,741
---------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV.......................................     N/A              N/A             $10.000
          Ending AUV..........................................     N/A              N/A             $7.077
          Ending Number of AUs................................     N/A              N/A             11,225
---------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV.......................................     N/A              N/A             $10.000
          Ending AUV..........................................     N/A              N/A             $6.658
          Ending Number of AUs................................     N/A              N/A             24,655
---------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $7.184           $7.400          $8.434
          Ending AUV..........................................     $7.400           $8.434          $4.602
          Ending Number of AUs................................     0                0               9,321
---------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $13.194          $13.388         $14.748
          Ending AUV..........................................     $13.388          $14.748         $15.413
          Ending Number of AUs................................     5,582            16,009          35,032
---------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $9.910           $10.860         $12.017
          Ending AUV..........................................     $10.860          $12.017         $6.728
          Ending Number of AUs................................     0                2,100           0
---------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $13.161          $13.713         $14.416
          Ending AUV..........................................     $13.713          $14.416         $14.877
          Ending Number of AUs................................     5,791            35,622          64,674
---------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $11.917          $12.600         $13.733
          Ending AUV..........................................     $12.600          $13.733         $8.092
          Ending Number of AUs................................     0                0               3,766
---------------------------------------------------------------------------------------------------------------

                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value

                                                                                    FISCAL YEAR     FISCAL YEAR
                                                                   INCEPTION TO        ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/06         12/31/07        12/31/08
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $9.960           $10.349         $11.374
          Ending AUV..........................................     $10.349          $11.374         $6.423
          Ending Number of AUs................................     1,815            1,815           1,815
---------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $5.991           $5.660          $6.805
          Ending AUV..........................................     $5.660           $6.805          $4.316
          Ending Number of AUs................................     0                0               27,862
---------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $13.898          $15.021         $15.062
          Ending AUV..........................................     $15.021          $15.062         $10.107
          Ending Number of AUs................................     5,763            19,722          29,019
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $9.188           $9.805          $11.187
          Ending AUV..........................................     $9.805           $11.187         $6.698
          Ending Number of AUs................................     0                3,263           8,779
---------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $13.887          $15.161         $16.070
          Ending AUV..........................................     $15.161          $16.070         $8.597
          Ending Number of AUs................................     5,732            23,652          51,885
---------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $13.169          $14.190         $14.554
          Ending AUV..........................................     $14.190          $14.554         $9.174
          Ending Number of AUs................................     8,394            32,289          51,698
---------------------------------------------------------------------------------------------------------------
LORD ABBETT MID CAP VALUE - LASF Class VC Shares
(Inception Date - 08/28/06
          Beginning AUV.......................................     $13.921          $15.557         $15.514
          Ending AUV..........................................     $15.557          $15.514         $9.329
          Ending Number of AUs................................     244              15,888          14,663
---------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $10.000          $10.380         $11.668
          Ending AUV..........................................     $10.380          $11.668         $6.829
          Ending Number of AUs................................     447              2,705           3,497
---------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $10.250          $10.984         $12.012
          Ending AUV..........................................     $10.984          $12.012         $8.026
          Ending Number of AUs................................     0                656             20,253
---------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $14.843          $15.968         $16.462
          Ending AUV..........................................     $15.968          $16.462         $12.696
          Ending Number of AUs................................     6,178            49,296          77,318
---------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $9.195           $8.871          $10.261
          Ending AUV..........................................     $8.871           $10.261         $5.748
          Ending Number of AUs................................     7,786            11,468          9,185
---------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $10.000          $9.990          $13.853
          Ending AUV..........................................     $9.990           $13.853         $6.878
          Ending Number of AUs................................     1,263            8,390           12,089
---------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $31.589          $38.253         $32.408
          Ending AUV..........................................     $38.253          $32.408         $17.983
          Ending Number of AUs................................     163              2,080           8,996
---------------------------------------------------------------------------------------------------------------

                 AU - Accumulation Unit
                 AUV - Accumulation Unit Value

                                                                                    FISCAL YEAR     FISCAL YEAR
                                                                   INCEPTION TO        ENDED           ENDED
VARIABLE PORTFOLIOS                                                  12/31/06         12/31/07        12/31/08
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $10.000          $10.403         $10.474
          Ending AUV..........................................     $10.403          $10.474         $6.734
          Ending Number of AUs................................     3,461            14,485          48,681
---------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $10.000          $10.164         $9.389
          Ending AUV..........................................     $10.164          $9.389          $6.153
          Ending Number of AUs................................     1,887            10,396          48,291
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $2.398           $2.346          $2.830
          Ending AUV..........................................     $2.346           $2.830          $1.367
          Ending Number of AUs................................     0                0               0
---------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 08/28/06)
          Beginning AUV.......................................     $9.540           $10.722         $12.815
          Ending AUV..........................................     $10.722          $12.815         $7.929
          Ending Number of AUs................................     0                0               0
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $13.889          $14.747         $15.396
          Ending AUV..........................................     $14.747          $15.396         $15.999
          Ending Number of AUs................................     935              2,134           25,474
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $10.404          $10.028         $11.599
          Ending AUV..........................................     $10.028          $11.599         $5.852
          Ending Number of AUs................................     6,792            4,698           6,680
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $13.286          $14.624         $14.162
          Ending AUV..........................................     $14.624          $14.162         $9.015
          Ending Number of AUs................................     21,116           81,680          111,390
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 05/01/06)
          Beginning AUV.......................................     $14.601          $15.989         $16.254
          Ending AUV..........................................     $15.989          $16.254         $10.925
          Ending Number of AUs................................     19,006           60,710          115,080
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER OPTIONAL LIVING BENEFITS WERE ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.



Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.



The term "Continuation Purchase Payment" is used to describe the death benefit payable upon a spousal continuation. We define Continuation Purchase Payment as Purchase Payments made on or after the Continuation Date.



The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.



The term "Withdrawal Adjustment" is used if an optional living benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.



THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.



The death benefit is calculated differently depending on whether the original owner had elected one of the Optional Living Benefits, described above.



A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:



THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITHOUT ELECTION OF AN OPTIONAL LIVING
BENEFIT:




If the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit is the greatest of:


     a.  Contract value; or

     b. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or


     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.


If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.  Contract value; or

     b.  the lesser of:

          (1) Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)  125% of contract value.




If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.



THE FOLLOWING DESCRIBES THE DEATH BENEFIT WITH ELECTION OF AN OPTIONAL LIVING
BENEFIT:



If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:



     a. Contract value; or

     b. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced by any Withdrawal Adjustment; or



     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of Continuing Spouse's 83rd birthday or date of death, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced by any Withdrawal Adjustment.




If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

     a.  Contract value; or

     b.  the lesser of:

          (1) Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          (2)  125% of contract value.




If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.



Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2009.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The following examples demonstrate the operation of the MarketLock Income Plus and MarketLock For Life features:



MARKETLOCK INCOME PLUS EXAMPLES



The following examples demonstrate the operation of the MarketLock Income Plus feature:



EXAMPLE 1:



Assume you elect MarketLock Income Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.



Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the 1st anniversary is the Net Income Credit Percentage (5%) multiplied by the Income Credit Base ($100,000) which equals $5,000. On your 1st contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($5,000 + $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $105,000 = $5,250). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,250 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.


EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest an initial Gross Purchase Payment of $100,000, you make subsequent Gross Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the 6th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are given as follows:


----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                                                         ANNUAL
                CONTRACT       INCOME        INCOME        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $105,000      $100,000       $5,000        $5,250
----------------------------------------------------------------------------------
     2nd        $223,000      $215,000      $200,000       $10,000       $10,750
----------------------------------------------------------------------------------
     3rd        $223,000      $225,000      $200,000       $10,000       $11,250
----------------------------------------------------------------------------------
     4th        $223,000      $235,000      $200,000       $10,000       $11,750
----------------------------------------------------------------------------------
     5th        $253,000      $276,500      $230,000       $11,500       $13,825
----------------------------------------------------------------------------------
     6th        $303,000      $288,000      $230,000       $11,500       $14,400
----------------------------------------------------------------------------------




Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $205,000 ($105,000 + $100,000). $20,000 of the $120,000 Gross Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the 1st contract year. On your 2nd anniversary, your Income Credit is $12,000
(5% x $200,000) and your Income Base equals $215,000 ($205,000 + $10,000). Your
Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,750 if you were to start taking withdrawals after the 2nd anniversary (5% of the $215,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Gross Purchase Payment in year 5, your new Income Base at the time of deposit equals $265,000
($235,000 + $30,000). On your 5th anniversary, your Income Credit Base is $230,000 and your Income Credit equals $11,500 ($230,000 x 5%). Your Income Base equals $276,500 ($265,000 + $11,500). Any Gross Purchase Payments made on or after your 5th contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Gross Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Therefore, if you elect to extend your Income Credit Period, your Income Base is $288,000
($276,500 + $11,500). If you were to start taking withdrawals after the 6th anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,400 (5% of the $288,000 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th anniversary, you may take up to

$14,400 each year as long as the Covered Person(s) is(are) alive.


EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amount are as follows:


----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $105,000      $100,000       $5,000        $5,250
----------------------------------------------------------------------------------
     2nd        $115,000      $115,000      $115,000        N/A*         $5,750
----------------------------------------------------------------------------------
     3rd        $107,000      $120,750      $115,000       $5,750        $6,038
----------------------------------------------------------------------------------
     4th        $110,000      $126,500      $115,000       $5,750        $6,325
----------------------------------------------------------------------------------
     5th        $140,000      $140,000      $140,000        N/A*         $7,000
----------------------------------------------------------------------------------
     6th        $145,000      $147,000      $140,000       $7,000        $7,350
----------------------------------------------------------------------------------



* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary value, and the Income Base is not increased by the Income Credit.


On your 6th anniversary, if you elect to extend your Income Credit Period, your Contract Value is $147,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,350 (5% of the $147,000 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 6th anniversary, you may take up to $7,350 each year as long as the Covered Person(s) is(are) alive.


EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:


Assume you elect MarketLock Income Plus, and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the 6th contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in Example 3 above. Also assume that during your 7th contract year, after your 6th contract anniversary, your contract value is $107,850 and you make a withdrawal of $11,370. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,350), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,370 - $7,350), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,350. Your contract value after this portion of the withdrawal is $100,500 ($107,850 - $7,350), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020 / $100,500 = 4%). The Income Base is adjusted to $141,120, or $147,000 * 96%. The Income Credit Base is adjusted to $134,400, or $140,000 * 96%. Your new Income Credit is 5% of your new Income Credit Base (5% * $134,400), which equals $6,720. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage (141,120 * 5%), which equals $7,056. Therefore, if you do not take additional excess withdrawals, you may take up to $7,056 each year as long as the Covered Person(s) is(are) alive.


EXAMPLE 5 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES

Assume you elect MarketLock Income Plus and you invest a single Gross Purchase Payment of $100,000. You make no additional Gross Purchase Payments and no withdrawals before the 8th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amount are as follows:


----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $105,000      $100,000       $5,000        $5,250
----------------------------------------------------------------------------------
     2nd        $103,000      $110,000      $100,000       $5,000        $5,500
----------------------------------------------------------------------------------
     3rd        $103,000      $115,000      $100,000       $5,000        $5,750
----------------------------------------------------------------------------------
     4th        $103,000      $120,000      $100,000       $5,000        $6,000
----------------------------------------------------------------------------------
     5th        $103,000      $125,000      $100,000       $5,000        $6,250
----------------------------------------------------------------------------------
     6th        $103,000      $130,000      $100,000       $5,000        $6,500
----------------------------------------------------------------------------------
     7th        $103,000      $135,000      $100,000       $5,000        $6,750
----------------------------------------------------------------------------------
     8th        $103,000      $140,000      $100,000       $5,000        $7,000
----------------------------------------------------------------------------------
     9th         $98,800      $142,000      $100,000       $2,000        $7,100
----------------------------------------------------------------------------------
    10th         $93,120      $143,000      $100,000       $1,000        $7,150
----------------------------------------------------------------------------------




On your 8th anniversary, if you elect to extend your Income Credit Period, your contract value is $103,000, and your Income Base is stepped-up to $140,000 and your Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum

Annual Withdrawal Amount if you were to start taking withdrawals would be $7,000 (5% of the $140,000 Income Base). Assume that during your 8th contract year, after your 8th contract anniversary, you make a withdrawal of $4,200 (3% of the $140,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your 9th anniversary will equal $98,800
($103,000 - $4,200). Your new Income Credit is 2% (5% - 3%) of your Income Credit Base (2% * $100,000), which is $2,000. Your Income Base is equal to the greatest of your contract value ($98,800) or your Income Credit plus your current Income Base ($142,000 = $2,000 + $140,000). Assume that during your 9th contract year, after your 9th contract anniversary, you make another withdrawal of $5,680 (4% of the $142,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your 10th anniversary will equal $93,120 (98,800 - $5,680). Your new Income Credit is 1% (5% - 4%) of your Income Credit Base (1% * $100,000), which is $1,000. Your Income Base is equal to the greatest of your contract value ($93,120) or your Income Credit plus your current Income Base ($143,000 = $1,000 + $142,000).



On your 10th anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $7,150 (5% of the $143,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $7,150 each year as long as the Covered Person(s) is(are) alive.


EXAMPLE 6 - IMPACT OF MINIMUM INCOME BASE

Assume you elect MarketLock Income Plus and you invest a single Gross Purchase Payment of $100,000. You make no additional Gross Purchase Payments and no withdrawals before the 12th contract anniversary. Assume further that on your 1st contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits, and Maximum Annual Withdrawal Amounts are as follows:


----------------------------------------------------------------------------------
                                                                         MAXIMUM
                                             INCOME                      ANNUAL
                CONTRACT       INCOME        CREDIT        INCOME      WITHDRAWAL
 ANNIVERSARY      VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------
     1st        $103,000      $105,000      $100,000       $5,000        $5,250
----------------------------------------------------------------------------------
     2nd        $103,000      $110,000      $100,000       $5,000        $5,500
----------------------------------------------------------------------------------
     3rd        $103,000      $115,000      $100,000       $5,000        $5,750
----------------------------------------------------------------------------------
     4th        $103,000      $120,000      $100,000       $5,000        $6,000
----------------------------------------------------------------------------------
     5th        $103,000      $125,000      $100,000       $5,000        $6,250
----------------------------------------------------------------------------------
     6th        $103,000      $130,000      $100,000       $5,000        $6,500
----------------------------------------------------------------------------------
     7th        $103,000      $135,000      $100,000       $5,000        $6,750
----------------------------------------------------------------------------------
     8th        $103,000      $140,000      $100,000       $5,000        $7,000
----------------------------------------------------------------------------------
     9th        $103,000      $145,000      $100,000       $5,000        $7,250
----------------------------------------------------------------------------------
    10th        $103,000      $150,000      $100,000       $5,000        $7,500
----------------------------------------------------------------------------------
    11th        $103,000      $155,000      $100,000       $5,000        $7,750
----------------------------------------------------------------------------------
    12th        $103,000      $200,000      $200,000         NA*         $10,000
----------------------------------------------------------------------------------



* The Income Base calculated based on 200% of the Purchase Payments made in the 1st contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base and the Income Credit Base are increased to $200,000 on the 12th anniversary.


On your 12th anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($160,000 = $155,000 + $5,000), and 200% of the Purchase Payments made in the 1st contract year ($200,000 = 200% x $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 12th anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE EXAMPLES



The following examples demonstrate the operation of the MarketLock For Life feature:



EXAMPLE 1:



Assume you elect MarketLock For Life and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments, and no withdrawals before the 1st contract anniversary. Assume that on your 1st contract anniversary, your contract value is $103,000.



Your initial Income Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your 1st contract anniversary, your Income Base is equal to the greater of your current Income Base ($100,000), or your contract value ($103,000), which is $103,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the 1st anniversary is 5% of the Income Base
(5% x $103,000 = $5,150). Therefore, as of your 1st contract anniversary, you may take withdrawals of up to $5,150 each year as long as the Covered Person(s) is(are both) alive and you do not take any excess withdrawals.



EXAMPLE 2 - IMPACT OF MAXIMUM ANNIVERSARY VALUES



Assume you elect MarketLock For Life and you invest a single Gross Purchase Payment of $100,000, and you make no additional Gross Purchase Payments. Assume that your contract values, Income Bases, and Maximum Annual Withdrawal Amount are as follows:



------------------------------------------------------
                                             MAXIMUM
                                             ANNUAL
                CONTRACT                   WITHDRAWAL
 ANNIVERSARY      VALUE      INCOME BASE     AMOUNT
------------------------------------------------------
------------------------------------------------------
     1st        $103,000      $103,000       $5,150
------------------------------------------------------
     2nd        $115,000      $115,000       $5,750
------------------------------------------------------
     3rd        $107,000      $115,000       $5,750
------------------------------------------------------
     4th        $110,000      $115,000       $5,750
------------------------------------------------------
     5th        $140,000      $140,000       $7,000
------------------------------------------------------




On your 2nd anniversary, your Income Base is equal to the greater of your current Income Base ($103,000), or your contract value ($115,000), which is $115,000. On your 3rd and 4th anniversary, your Income Base stays at $115,000 because your contract values on those anniversaries are less than current Income Base ($115,000). Then, on your 5th anniversary, your contract value is $140,000, so your Income Base is stepped-up to $140,000. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,000 (5% of the $140,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the 5th anniversary, you may take up to $7,000 each year as long as the Covered Person(s) is(are both) alive.



EXAMPLE 3 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT



Assume you elect MarketLock For Life, and you invest a single Gross Purchase Payment of $100,000 with no additional Gross Purchase Payments and no withdrawals before the 5th contract anniversary. Contract values, Income Bases, and Maximum Annual Withdrawal Amount are as described in EXAMPLE 2 above. Also assume that during your 6th contract year, after your 5th contract anniversary, your contract value is $117,800 and you make a withdrawal of $11,432. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,000), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,432 - $7,000), or $4,432. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,000. Your contract value after this portion of the withdrawal is $110,800
($117,800 - $7,000), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the Contract Value was reduced by the Excess Withdrawal ($4,432 / $110,800 = 4%). The Income Base is adjusted to $134,400, or $140,000 * 96%. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($134,400 * 5%), which equals $6,720. Therefore, if you do not take additional excess withdrawals, you may take up to $6,720 each year as long as the Covered Person(s) is (are both) alive.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX D - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 1,
                                      2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


GUARANTEE OF INSURANCE OBLIGATIONS



The Company's insurance policy obligations for individual and group contracts issued prior to January 31, 2008 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor"), a subsidiary of AIG and an affiliate of the Company. See the Statement of Additional Information for more information regarding these arrangements.



As of January 31, 2008 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.



American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is a wholly owned subsidiary of AIG.



The financial statements of American Home are included in the Registration Statement and are available by requesting a Statement of Additional Information.



IF YOU PURCHASED YOUR CONTRACT PRIOR TO FEBRUARY 1, 2008, THE FOLLOWING IS THE TABLE OF CONTENTS FOR YOUR STATEMENT OF ADDITIONAL INFORMATION:

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              TABLE OF CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The contents of the SAI are listed below.



Separate Account
General Account
Support Agreement Between the Company and AIG
Performance Data
MarketLock Optional Living Benefit Provisions for Contracts Issued
  Before February 1, 2008
Death Benefit Provisions for Contracts Issued Between May 1, 2007 and
  February 1, 2008
Death Benefit Provisions Following Spousal Continuation for Contracts
  Issued Between May 1, 2007 and February 1, 2008
Death Benefit Provisions for Contracts Issued Before May 1, 2007
Death Benefit Provisions Following Spousal Continuation for Contracts
  Issued Before May 1, 2007
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements

Please forward a copy (without charge) of the Polaris(II) A-Class Platinum
  Series Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                     STATEMENT OF ADDITIONAL INFORMATION

                INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              IN CONNECTION WITH

                         FS VARIABLE SEPARATE ACCOUNT

              POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY


      This Statement of Additional Information is not a prospectus; it should be read with the prospectus, May 1, 2009, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing Us at:




                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299


                                  May 1, 2009

                               TABLE OF CONTENTS


                                                                       PAGE
                                                                       ----
Separate Account.....................................................     3

General Account......................................................     4

Support Agreement Between the Company and AIG........................     4

Performance Data.....................................................     4

MarketLock Optional Living Benefit Provisions for Contracts Issued
  Before February 1, 2008............................................     8

Death Benefit Provisions for Contracts Issued Between May 1, 2007
  and February 1, 2008...............................................    18

Death Benefit Provisions Following Spousal Continuation for
   Contracts Issued Between May 1, 2007 and February 1, 2008.........    19

Death Benefit Provisions for Contracts Issued Before May 1, 2007.....    21

Death Benefit Provisions Following Spousal Continuation for
  Contracts Issued Before May 1, 2007................................    22

Annuity Income Payments..............................................    23

Annuity Unit Values..................................................    23

Taxes................................................................    26

Broker-Dealer Firms Receiving Revenue Sharing Payments...............    36

Distribution of Contracts............................................    37

Financial Statements.................................................    37

                               SEPARATE ACCOUNT

     FS Variable Separate Account ("Separate Account") was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance and life insurance and retirement services, financial services and asset management. The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

      The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

      The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one or more underlying investment portfolios ("Underlying Funds"). The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges.

      The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

      Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

                        AMERICAN HOME ASSURANCE COMPANY


      All references in this SAI to American Home Assurance Company ("American Home") apply only to contracts issued prior to January 31, 2008. American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.



                                 GENERAL ACCOUNT

      The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

      The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.


                               PERFORMANCE DATA

      From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

      In addition, the Separate Account may advertise "total return" data for its Variable Portfolios. A Variable Portfolio is a subaccount of the Separate Account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

CASH MANAGEMENT PORTFOLIO

      Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

      Base Period Return = (EV-SV-CMF)/(SV)

      where:

SV. =   value of one Accumulation Unit at the start of a 7 day period
EV. =   value of one Accumulation Unit at the end of the 7 day period
CMF = an allocated portion of the $30 annual contract maintenance fee, prorated for 7 days

      The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

      The current yield is then obtained by annualizing the Base Period Return:

      Current Yield = (Base Period Return) x (365/7)

      The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

      Effective Yield = [(Base Period Return + 1) 365/7 - 1]

      For the seven day period ended December 31, 2002, the effective yield for the Cash Management Portfolio was -0.51%. The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.


      Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.


OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account compute their performance data as "total return."

     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula.

         P(1+T)(n) = ERV

         where:

         P = a hypothetical initial payment of $1,000
         T = average annual total return
         n = number of years
         ERV = redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the period (or fractional portion thereof).

      Standardized performance for the Variable Portfolios available in this contract reflect total returns using the three year surrender charge schedule.

      The total return figures reflect the effect of both non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Total return figures are derived from historical data and are not intended to be a projection of future performance. For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the corresponding Underlying Funds of the Trusts, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each Underlying Fund. In some cases a particular Variable Portfolio may have been available in another contract funded through this Separate Account. If the Variable Portfolio was included in this Separate Account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date of the contracts were first offered to the public (which will reflect the effect of charges and expenses imposed under the contracts). The Trusts have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.


      We may, from time to time, advertise other variations of performance along with the standardized performance as described above. These rates of return do not reflect election of the optional features. As a fee is charged for optional features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.


Portfolio Allocator Models Performance

      Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Portfolio Allocator Models. The performance information described below for the Portfolio Allocator Models is also applicable to the asset allocation models and sample portfolios.

      The Separate Account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

      Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

      The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be complete redemption at the end of the period in question.

        P (1+T) (n) = ERV

        P = contract value at the beginning of period n

        T = average annual total return for the period in question

        n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

        ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

           MARKETLOCK OPTIONAL LIVING BENEFIT PROVISIONS FOR CONTRACTS
                         ISSUED BEFORE FEBRUARY 1, 2008



What is MarketLock?



MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit"). Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.



The feature does not guarantee a withdrawal of an income stream based on any Gross Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.



The feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRAs or tax qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.



Withdrawals under this feature are treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract.



Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.



WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. IF LIFETIME WITHDRAWALS WERE NOT AVAILABLE WHEN YOU PURCHASED MARKETLOCK, LIFETIME WITHDRAWALS MAY BE AVAILABLE TO YOU PROVIDED THE LIFETIME OPTION HAS BEEN APPROVED BY THE STATE IN WHICH YOUR CONTRACT WAS ISSUED ON YOUR CONTRACT ISSUE DATE AND YOU SATISFY THE REQUIREMENTS FOR RECEIVING LIFETIME WITHDRAWALS.



When and how can I elect MarketLock?



You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner.

How does MarketLock work?



MarketLock automatically locks-in the highest contract Anniversary Value during the first 7 years (or longer if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.



The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. SEE THE MARKETLOCK SUMMARY TABLE BELOW.



The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date.



MARKETLOCK SUMMARY TABLE:



                                                            MAXIMUM          INITIAL
                                                             ANNUAL          MINIMUM
                                                           WITHDRAWAL       WITHDRAWAL
                DATE OF FIRST WITHDRAWAL                  PERCENTAGE*         PERIOD
-------------------------------------------------------   -----------   -----------------
          Before 7th Benefit Year anniversary                  5%            20 years
       On or after 7th Benefit Year anniversary                7%         14.28 years**
On or after the older contract owner's 65th birthday***        5%       Life of the older
                                                                          contract owner



* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.



*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.



If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the withdrawal will be treated as an Excess Withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" BELOW.



For details on the effects of withdrawals, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"



How are the components for MarketLock calculated?



In order to determine the Benefit's value, we calculate each of the components as described below.



FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Gross Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Gross Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.



SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 7th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for additional periods as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.



FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary



Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.



FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.



FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.



FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.



Can I extend MarketLock beyond 7 years?



Yes. As long as you have not elected to cancel the feature and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least two additional evaluation periods of 7 years each. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN 60 DAYS AFTER THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. PLEASE SEE "HOW ARE THE COMPONENTS OF MARKETLOCK CALCULATED?"

Prior to the end of the initial MAV Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of the initial MAV Evaluation Period. If you elect to extend the MAV Evaluation Period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us. Additional MAV Evaluation Periods may be offered at our sole discretion.



The fee for the feature may change at the time of extension and may be different than when you initially elected the feature.



If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.



What is the fee for MarketLock?



The annualized fee for MarketLock is calculated as 0.50% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.



The fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter. You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.



If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.



What are the effects of withdrawals on MarketLock?



The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.



Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.



The impact of withdrawals and the effect on each component of MarketLock are further explained below:



MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:



     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;



     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:



          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is further reduced to the lesser of (a) or (b), where:



          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;



          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.



MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.



                   THE AMOUNT WITHDRAWN
                     IN A BENEFIT YEAR                              EFFECT ON MINIMUM WITHDRAWAL PERIOD
----------------------------------------------------------   -------------------------------------------------
Amounts up to the Maximum Annual Withdrawal Amount           New Minimum Withdrawal Period = the MAV Benefit
                                                             Base (which includes a deduction for any previous
                                                             withdrawal), divided by the current Maximum
                                                             Annual Withdrawal Amount

Amounts in excess of the Maximum Annual Withdrawal Amount    New Minimum Withdrawal Period = the Minimum
                                                             Withdrawal Period as of the prior contract
                                                             anniversary minus one year



What happens if the contract value is reduced to zero?



If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Gross Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.



Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:



     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving 5% lifetime withdrawals, the date of death of the older contract owner; or



     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or



     3.   Any payment option mutually agreeable between you and us.



What happens to MarketLock upon a spousal continuation?



A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.



If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in Anniversary Values. Additionally, the Continuing Spouse may extend the MAV Evaluation Period up to two times provided that (1) the original owner did not previously extend the MAV Evaluation period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. If the original owner extended the MAV Evaluation Period once, the Continuing Spouse may extend the MAV Evaluation Period only once more. If the original owner extended the MAV Evaluation Period twice, the Continuing Spouse may not extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.



Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?



Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum

Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.



What happens to MarketLock upon the Latest Annuity Date?



If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:



     1. Annuitize the contract value under the contract's annuity income options; or



     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or



     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or



     4.   Any payment option mutually agreeable between you and us.



Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing annuity income payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.



Can I elect to cancel the MarketLock feature?



MarketLock may be cancelled by you on the 7th contract anniversary, or any contract anniversary thereafter. Once you elect to cancel the MarketLock feature, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect or reinstate MarketLock after cancellation.



Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:



     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or



     2.   Annuitization of the contract; or



     3.   Full surrender of the contract; or



     4.   Death benefit is paid.



Lifetime withdrawals will not be available in the event of:



     1.   An ownership change which results in a change of the older owner;* or



     2.   Withdrawals prior to the 65th birthday of the older owner; or



     3.   Death of the older owner; or



     4.   A Spousal Continuation (upon the death of the older owner); or



     5.   A withdrawal in excess of 5% of MAV Benefit Base.**



* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.



** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

              DEATH BENEFIT PROVISIONS FOR CONTRACTS ISSUED BETWEEN
                        MAY 1, 2007 AND FEBRUARY 1, 2008



MAXIMUM ANNIVERSARY DEATH BENEFIT



If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:



     1.   Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, plus any Purchase Payments since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.



If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:



     1.   Contract value; or



     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

           DEATH BENEFIT PROVISIONS FOLLOWING SPOUSAL CONTINUATION FOR
            CONTRACTS ISSUED BETWEEN MAY 1, 2007 AND FEBRUARY 1, 2008




The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and the fees and charges applicable to those withdrawals.



If the Continuing Spouse is under age 83 on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:



     a.   Contract value; or



     b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or



     c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:



     a.   Contract value; or



     b. Contract value on the Continuation Date, plus Gross Purchase Payments received after the Continuation Date, and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or



If the Continuing Spouse is age 86 or older on the Continuation Date, their Beneficiary will receive only the contract value.

        DEATH BENEFIT PROVISIONS FOR CONTRACTS ISSUED BEFORE MAY 1, 2007


MAXIMUM ANNIVERSARY DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1. Contract value; or

     2. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the contract is issued on or after your 83rd birthday but prior to your 86th birthday, the death benefit is greater of:

     1. Contract value; or

     2. The lesser of:

           a. Gross Purchase Payments, reduced for any withdrawals in the same proportion that the contract value was reduced on the date of the withdrawal; or

           b. 125% of Contract Value.

If you are age 90 or older at the time of death, the death benefit will be equal to contract value. Accordingly, you do not get benefit if you are age 90 or older at the time of your death.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

For contracts in which the aggregate of all Gross Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

     DEATH BENEFIT PROVISIONS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS
                           ISSUED BEFORE MAY 1, 2007


Capitalized terms used in this SAI have the same meaning as they have in the Death Benefit section of the prospectus.

The term "withdrawal" as used in describing the death benefit below is defined as withdrawals and the fees and charges applicable to those withdrawals.

     If the Continuing Spouse is under age 83 on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or

          b. Contract value on the Continuation Date, plus Gross Purchase Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or

          b. the lesser of:

             (1) Contract value on the Continuation Date, plus Gross Purchase
                 Payment received after the Continuation Date and prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of such withdrawal; or

             (2) 125% of the contract value.

     If the Continuing Spouse is age 86 or older on the Continuation Date or age 90 or older at the time of death, their Beneficiary will receive only the contract value.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME ON PROSPECTIVELY ISSUED CONTRACTS.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

      The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

      The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

      For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

      For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES

      The value of an Annuity Unit is determined independently for each Variable Portfolio.

      The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

      The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

      For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

      The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one month to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

      The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

      (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

      (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

      The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

      ILLUSTRATIVE EXAMPLE

      Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

NIF =   ($11.46/$11.44)
    =   1.00174825

      The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                        1/[(1.035)/(1/12)/] = 0.99713732

      In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                $10.103523 x 1.00174825 x 0.99713732 = $10.092213

      To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on Our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

      The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

      ILLUSTRATIVE EXAMPLE

      Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract as a life annuity with 120 monthly payments guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

      P's first variable Income Payment is determined from annuity factor tables, using the information assumed above. From the tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the monthly installment of $4.79 (Option 4 tables, male Annuitant age 60 at the Annuity Date annuitizing in 2010) by the result of dividing P's account value by $1,000:

             First Payment = $4.79 x ($116,412.31/$1,000) = $557.61

      The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

                 Annuity Units = $557.61/$13.256932 = 42.062143

      P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

                Second Payment = 42.062143 x $13.327695 = $560.59

      The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

      Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.


                                      TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -   after attainment of age 59 1/2;

     -   when paid to your beneficiary after you die;

     -   after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -   dividends paid with respect to stock of a corporation described in IRC
         Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -   distributions from IRAs for higher education expenses;

     -   distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers which are federal tax-free. The Heroes Earnings Assistance and Relief Tax Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract. For eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e)(4)(c), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account THAT IS NOT PART OF THE EMPLOYER'S 403(b) PLAN (OTHER THAN A TRANSFER TO A CONTRACT OR CUSTODIAL ACCOUNT IN A DIFFERENT PLAN), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the TRANSFER would be considered a "failed" TRANSFER that is subject to tax. Additional guidance issued by the IRS generally permits a failed TRANSFER to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is PART OF THE EMPLOYER'S 403(b) PLAN or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it would consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2009 is the lesser of 100% of includible compensation or $16,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2009 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2009 may not exceed the lesser of $49,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or
Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI of less than $89,000, your contribution may be fully deductible; if your income is between $89,000 and $109,000, your contribution may be partially deductible and if your income is $109,000 or more, your contribution may not be deductible. If you are single and your income is less than $55,000, your contribution may be fully deductible; if your income is between $55,000 and $65,000, your contribution may be partially deductible and if your income is $65,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2009 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2009. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $176,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $116,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the

Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2008, from AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

A.G. Edwards & Sons, Inc.
Advantage Capital Corporation
AIG Financial Advisors
American General Securities
AmTrust Investment Services, Inc.
BancWest Investment Services, Inc.
CCO Investment Services Corp.
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Ferris, Baker Watts Incorporated
Financial Network Investment Corporation
First Citizens Investor Services, Inc.
FSC Securities Corp.
ING Financial Partners, Inc.
Invest Financial Corporation
Investment Centers of America, Inc
J.J.B. Hilliard, W.L. Lyons, Inc.
Jefferson Pilot Securities Corporation
LaSalle Financial Services, Inc.
Lincoln Financial Advisors Corporation
LPL Financial Corporation
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
National Planning Corporation
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
SII Investments, Inc.
Summit Brokerage Services, Inc.
UBS Financial Services Inc.
Uvest Financial Services Inc.
WAMU Investments, Inc.
Wescom Financial Services

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.

                            DISTRIBUTION OF CONTRACTS


      The contracts are offered on a continuous basis through SunAmerica
Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, formerly known as the National Association of Securities Dealers, Inc. The Company and SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. No underwriting fees are paid in connection with the distribution of the contracts.



                              FINANCIAL STATEMENTS

The following financial statements of FS Variable Separate Account are included in this Statement of Additional Information:


     -   Report of Independent Registered Public Accounting Firm
     -   Statement of Assets and Liabilities as of December 31, 2008
     -   Schedule of Portfolio Investments as of December 31, 2008
     - Statement of Operations for the year ended December 31, 2008, except as indicated
     - Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007, except as indicated
     -   Notes to Financial Statements


The following financial statements of First SunAmerica Life Insurance Company are included in this Statement of Additional Information:


     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheet as of December 31, 2008 and 2007
     - Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006
     - Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006
     -   Notes to Financial Statements


The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contract.

The following statutory financial statements of American Home Assurance Company are included in this Statement of Additional Information:


        -  Report of Independent Auditors
        - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2008 and 2007
        - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008, 2007 and 2006
        -  Statements of Cash Flow for the years ended December 31, 2008,
           2007 and 2006
        -  Notes to Statutory Basis Financial Statements


You should only consider the statutory financial statements of American Home that we include in this Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under contracts issued prior to January 31, 2008 at 4 p.m. Eastern Time ("Point of Termination"). Contracts with an issue date after the Point of Termination are not covered by the American Home guarantee.

PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017, serves as the independent registered public accounting firm for American Home. The audited financial statements referred to above are included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          FS VARIABLE SEPARATE ACCOUNT

                                       OF

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS

                           DECEMBER 31, 2008 AND 2007

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2008 AND 2007

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ..................    1
Statement of Assets and Liabilities, December 31, 2008 ...................    2
Schedule of Portfolio Investments, December 31, 2008 .....................   17
Statement of Operations, for the year ended December 31, 2008, except as
   indicated .............................................................   18
Statement of Changes in Net Assets, for the year ended December 31, 2008,
except as indicated ......................................................   32
Statement of Changes in Net Assets, for the year ended December 31, 2007,
   except as indicated ...................................................   46
Notes to Financial Statements ............................................   59

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2008, and the results of their operations for the periods indicated and the changes in each of their net assets for the periods indicated in each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2009

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008

                                                                    Capital    Government and
                                               Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                                   Portfolio       Portfolio      Portfolio    Growth Portfolio      Portfolio
                                                   (Class 1)       (Class 1)      (Class 1)        (Class 1)         (Class 1)
                                               ----------------  ------------  --------------  ----------------  -----------------
Assets:
   Investments in Trusts, at net asset value      $4,793,858      $10,510,598    $12,100,714      $5,163,243         $3,503,249
   Dividends receivable                                    0                0              0               0                  0
                                                  ----------      -----------    -----------      ----------         ----------
      Total assets                                $4,793,858      $10,510,598    $12,100,714      $5,163,243         $3,503,249
Liabilities:                                               0                0              0               0                  0
                                                  ----------      -----------    -----------      ----------         ----------
Net assets:                                       $4,793,858      $10,510,598    $12,100,714      $5,163,243         $3,503,249
                                                  ==========      ===========    ===========      ==========         ==========
   Accumulation units                             $4,574,730      $10,439,664    $11,943,418      $5,116,568         $3,499,004
   Contracts in payout (annuitization) period        219,128           70,934        157,296          46,675              4,245
                                                  ----------      -----------    -----------      ----------         ----------
      Total net assets:                           $4,793,858      $10,510,598    $12,100,714      $5,163,243         $3,503,249
                                                  ==========      ===========    ===========      ==========         ==========
Accumulation units outstanding:                      234,020          326,438        644,341         236,291            105,729
                                                  ==========      ===========    ===========      ==========         ==========

                                                                    Capital    Government and
                                               Asset Allocation  Appreciation   Quality Bond
                                                   Portfolio       Portfolio     Portfolio     Growth Portfolio
                                                   (Class 3)       (Class 3)     (Class 3)         (Class 3)
                                               ----------------  ------------  --------------  ----------------
Assets:
   Investments in Trusts, at net asset value      $2,236,326      $12,995,503    $26,105,975      $6,474,338
   Dividends receivable                                    0                0              0               0
                                                  ----------      -----------    -----------      ----------
      Total assets                                $2,236,326      $12,995,503    $26,105,975      $6,474,338
Liabilities:                                               0                0              0               0
                                                  ----------      -----------    -----------      ----------
Net assets:                                       $2,236,326      $12,995,503    $26,105,975      $6,474,338
                                                  ==========      ===========    ===========      ==========
   Accumulation units                             $2,236,326      $12,995,503    $26,105,975      $6,474,338
   Contracts in payout (annuitization) period              0                0              0               0
                                                  ----------      -----------    -----------      ----------
      Total net assets:                           $2,236,326      $12,995,503    $26,105,975      $6,474,338
                                                  ==========      ===========    ===========      ==========
Accumulation units outstanding:                      113,415          483,122      1,449,095         316,917
                                                  ==========      ===========    ===========      ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                               Natural Resources  Aggressive Growth  Alliance Growth
                                                   Portfolio          Portfolio         Portfolio     Balanced Portfolio
                                                   (Class 3)          (Class 1)         (Class 1)          (Class 1)
                                               -----------------  -----------------  ---------------  ------------------
Assets:
   Investments in Trusts, at net asset value       $5,574,546         $1,809,108       $10,268,696        $3,734,308
   Dividends receivable                                     0                  0                 0                 0
                                                   ----------         ----------       -----------        ----------
      Total assets                                 $5,574,546         $1,809,108       $10,268,696        $3,734,308
Liabilities:                                                0                  0                 0                 0
                                                   ----------         ----------       -----------        ----------
Net assets:                                        $5,574,546         $1,809,108       $10,268,696        $3,734,308
                                                   ==========         ==========       ===========        ==========
   Accumulation units                               5,574,546          1,785,897         9,992,781         3,690,560
   Contracts in payout (annuitization) period               0             23,211           275,915            43,748
                                                   ----------         ----------       -----------        ----------
      Total net assets:                            $5,574,546         $1,809,108       $10,268,696        $3,734,308
                                                   ==========         ==========       ===========        ==========
Accumulation units outstanding:                       189,295            224,748           470,096           300,550
                                                   ==========         ==========       ===========        ==========

                                               Blue Chip Growth  Capital Growth  Cash Management  Corporate Bond   Davis Venture
                                                   Portfolio        Portfolio       Portfolio        Portfolio    Value Portfolio
                                                   (Class 1)        (Class 1)       (Class 1)        (Class 1)       (Class 1)
                                               ----------------  --------------  ---------------  --------------  ---------------
Assets:
   Investments in Trusts, at net asset value       $884,535         $606,454       $11,013,417      $4,699,639      $18,798,296
   Dividends receivable                                   0                0                 0               0                0
                                                   --------         --------       -----------      ----------      -----------
      Total assets                                 $884,535         $606,454       $11,013,417      $4,699,639      $18,798,296
Liabilities:                                              0                0                 0               0                0
                                                   --------         --------       -----------      ----------      -----------
Net assets:                                        $884,535         $606,454       $11,013,417      $4,699,639      $18,798,296
                                                   ========         ========       ===========      ==========      ===========
   Accumulation units                               884,535          606,454        10,984,160       4,625,075       18,548,043
   Contracts in payout (annuitization) period             0                0            29,257          74,564          250,253
                                                   --------         --------       -----------      ----------      -----------
      Total net assets:                            $884,535         $606,454       $11,013,417      $4,699,639      $18,798,296
                                                   ========         ========       ===========      ==========      ===========
Accumulation units outstanding:                     206,094          122,752           801,601         277,466          759,922
                                                   ========         ========       ===========      ==========      ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                                        Equity
                                                "Dogs" of Wall    Emerging Markets  Opportunities     Fundamental    Global Bond
                                               Street Portfolio       Portfolio       Portfolio    Growth Portfolio   Portfolio
                                                   (Class 1)          (Class 1)       (Class 1)        (Class 1)      (Class 1)
                                               ----------------   ----------------  -------------  ----------------  -----------
Assets:
   Investments in Trusts, at net asset value      $1,163,088         $2,776,870       $3,345,205      $2,717,945      $3,092,067
   Dividends receivable                                    0                  0                0               0               0
                                                  ----------         ----------       ----------      ----------      ----------
      Total assets                                $1,163,088         $2,776,870       $3,345,205      $2,717,945      $3,092,067
Liabilities:                                               0                  0                0               0               0
                                                  ----------         ----------       ----------      ----------      ----------
Net assets:                                       $1,163,088         $2,776,870       $3,345,205      $2,717,945      $3,092,067
                                                  ==========         ==========       ==========      ==========      ==========
   Accumulation units                              1,163,088          2,727,921        3,303,374       2,709,643       3,052,888
   Contracts in payout (annuitization) period              0             48,949           41,831           8,302          39,179
                                                  ----------         ----------       ----------      ----------      ----------
      Total net assets:                           $1,163,088         $2,776,870       $3,345,205      $2,717,945      $3,092,067
                                                  ==========         ==========       ==========      ==========      ==========
Accumulation units outstanding:                      127,465            242,671          268,348         231,949         150,429
                                                  ==========         ==========       ==========      ==========      ==========

                                                                   Growth
                                               Global Equities  Opportunities  Growth-Income  High-Yield Bond
                                                  Portfolio       Portfolio      Portfolio       Portfolio
                                                  (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                               ---------------  -------------  -------------  ---------------
Assets:
   Investments in Trusts, at net asset value      $2,565,924      $562,699       $8,168,268      $3,407,990
   Dividends receivable                                    0             0                0               0
                                                  ----------      --------       ----------      ----------
      Total assets                                $2,565,924      $562,699       $8,168,268      $3,407,990
Liabilities:                                               0             0                0               0
                                                  ----------      --------       ----------      ----------
Net assets:                                       $2,565,924      $562,699       $8,168,268      $3,407,990
                                                  ==========      ========       ==========      ==========
   Accumulation units                              2,558,515       562,699        8,141,540       3,401,366
   Contracts in payout (annuitization) period          7,409             0           26,728           6,624
                                                  ----------      --------       ----------      ----------
      Total net assets:                           $2,565,924      $562,699       $8,168,268      $3,407,990
                                                  ==========      ========       ==========      ==========
Accumulation units outstanding:                      173,662       131,247          419,150         242,408
                                                  ==========      ========       ==========      ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                   International       International    MFS Massachusetts
                                               Diversified Equities  Growth and Income   Investors Trust   MFS Total Return
                                                     Portfolio           Portfolio          Portfolio          Portfolio
                                                     (Class 1)           (Class 1)          (Class 1)          (Class 1)
                                               --------------------  -----------------  -----------------  ----------------
Assets:
   Investments in Trusts, at net asset value        $3,806,888           $3,508,360         $3,675,337        $9,179,787
   Dividends receivable                                      0                    0                  0                 0
                                                    ----------           ----------         ----------        ----------
      Total assets                                  $3,806,888           $3,508,360         $3,675,337        $9,179,787
Liabilities:                                                 0                    0                  0                 0
                                                    ----------           ----------         ----------        ----------
Net assets:                                         $3,806,888           $3,508,360         $3,675,337        $9,179,787
                                                    ==========           ==========         ==========        ==========
   Accumulation units                                3,780,457            3,484,913          3,654,864         8,897,441
   Contracts in payout (annuitization) period           26,431               23,447             20,473           282,346
                                                    ----------           ----------         ----------        ----------
      Total net assets:                             $3,806,888           $3,508,360         $3,675,337        $9,179,787
                                                    ==========           ==========         ==========        ==========
Accumulation units outstanding:                        385,914              329,822            215,894           414,277
                                                    ==========           ==========         ==========        ==========


                                               Mid-Cap Growth  Real Estate  Technology   Telecom Utility  Total Return Bond
                                                  Portfolio     Portfolio    Portfolio      Portfolio         Portfolio
                                                  (Class 1)     (Class 1)    (Class 1)      (Class 1)         (Class 1)
                                               --------------  -----------  -----------  ---------------  -----------------
Assets:
   Investments in Trusts, at net asset value     $2,195,718     $1,971,981    $270,717      $1,085,585        $2,257,658
   Dividends receivable                                   0              0           0               0                 0
                                                 ----------     ----------    --------      ----------        ----------
      Total assets                               $2,195,718     $1,971,981    $270,717      $1,085,585        $2,257,658
Liabilities:                                              0              0           0               0                 0
                                                 ----------     ----------    --------      ----------        ----------
Net assets:                                      $2,195,718     $1,971,981    $270,717      $1,085,585        $2,257,658
                                                 ==========     ==========    ========      ==========        ==========
   Accumulation units                             2,187,698      1,970,131     270,717       1,078,622         2,257,658
   Contracts in payout (annuitization) period         8,020          1,850           0           6,963                 0
                                                 ----------     ----------    --------      ----------        ----------
      Total net assets:                          $2,195,718     $1,971,981    $270,717      $1,085,585        $2,257,658
                                                 ==========     ==========    ========      ==========        ==========
Accumulation units outstanding:                     313,833        133,956     194,798          97,398            98,057
                                                 ==========     ==========    ========      ==========        ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                                    American Funds   American Funds  American Funds
                                               Aggressive Growth  Alliance Growth  Asset Allocation   Global Growth    Growth SAST
                                                   Portfolio         Portfolio      SAST Portfolio   SAST Portfolio     Portfolio
                                                   (Class 3)         (Class 3)        (Class 3)         (Class 3)       (Class 3)
                                               -----------------  ---------------  ----------------  --------------  --------------
Assets:
   Investments in Trusts, at net asset value        $840,266         $6,984,689       $1,055,958       $4,022,172      $4,423,666
   Dividends receivable                                    0                  0                0                0               0
                                                    --------         ----------       ----------       ----------      ----------
      Total assets                                  $840,266         $6,984,689       $1,055,958       $4,022,172      $4,423,666
Liabilities:                                               0                  0                0                0               0
                                                    --------         ----------       ----------       ----------      ----------
Net assets:                                         $840,266         $6,984,689       $1,055,958       $4,022,172      $4,423,666
                                                    ========         ==========       ==========       ==========      ==========
   Accumulation units                                840,266          6,984,689        1,055,958        4,022,172       4,423,666
   Contracts in payout (annuitization) period              0                  0                0                0               0
                                                    --------         ----------       ----------       ----------      ----------
      Total net assets:                             $840,266         $6,984,689       $1,055,958       $4,022,172      $4,423,666
                                                    ========         ==========       ==========       ==========      ==========
Accumulation units outstanding:                      106,908            339,943          138,834          549,023         686,499
                                                    ========         ==========       ==========       ==========      ==========

                                               American Funds
                                                Growth-Income                      Blue Chip Growth  Capital Growth
                                               SAST Portfolio  Balanced Portfolio      Portfolio        Portfolio
                                                  (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                               --------------  ------------------  ----------------  --------------
Assets:
   Investments in Trusts, at net asset value     $5,213,567         $592,743          $1,135,923       $2,135,117
   Dividends receivable                                   0                0                   0                0
                                                 ----------         --------          ----------       ----------
      Total assets                               $5,213,567         $592,743          $1,135,923       $2,135,117
Liabilities:                                              0                0                   0                0
                                                 ----------         --------          ----------       ----------
Net assets:                                      $5,213,567         $592,743          $1,135,923       $2,135,117
                                                 ==========         ========          ==========       ==========
   Accumulation units                             5,213,567          592,743           1,135,923        2,135,117
   Contracts in payout (annuitization) period             0                0                   0                0
                                                 ----------         --------          ----------       ----------
      Total net assets:                          $5,213,567         $592,743          $1,135,923       $2,135,117
                                                 ==========         ========          ==========       ==========
Accumulation units outstanding:                     787,320           48,569             269,789          433,824
                                                 ==========         ========          ==========       ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)


                                               Cash Management  Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio        Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 3)        (Class 3)       (Class 3)         (Class 3)         (Class 3)
                                               ---------------  --------------  ---------------  ----------------  ----------------
Assets:
   Investments in Trusts, at net asset value     $11,757,288      $16,496,646     $17,448,927        $896,659         $5,754,527
   Dividends receivable                                    0                0               0               0                  0
                                                 -----------      -----------     -----------        --------         ----------
      Total assets                               $11,757,288      $16,496,646     $17,448,927        $896,659         $5,754,527
Liabilities:                                               0                0               0               0                  0
                                                 -----------      -----------     -----------        --------         ----------
Net assets:                                      $11,757,288      $16,496,646     $17,448,927        $896,659         $5,754,527
                                                 ===========      ===========     ===========        ========         ==========
   Accumulation units                             11,630,609       16,496,646      17,448,927         896,659          5,754,527
   Contracts in payout (annuitization) period        126,679                0               0               0                  0
                                                 -----------      -----------     -----------        --------         ----------
      Total net assets:                          $11,757,288      $16,496,646     $17,448,927        $896,659         $5,754,527
                                                 ===========      ===========     ===========        ========         ==========
Accumulation units outstanding:                      879,922        1,026,824         770,465         100,495            521,630
                                                 ===========      ===========     ===========        ========         ==========

                                                    Equity
                                                Opportunities  Foreign Value     Fundamental    Global Bond
                                                  Portfolio      Portfolio    Growth Portfolio   Portfolio
                                                  (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                               --------------  -------------  ----------------  -----------
Assets:
   Investments in Trusts, at net asset value      $1,319,969    $13,190,881      $3,290,405      $4,884,012
   Dividends receivable                                    0              0               0               0
                                                  ----------    -----------      ----------      ----------
      Total assets                                $1,319,969    $13,190,881      $3,290,405      $4,884,012
Liabilities:                                               0              0               0               0
                                                  ----------    -----------      ----------      ----------
Net assets:                                       $1,319,969    $13,190,881      $3,290,405      $4,884,012
                                                  ==========    ===========      ==========      ==========
   Accumulation units                              1,319,969     13,190,881       3,290,405       4,884,012
   Contracts in payout (annuitization) period              0              0               0               0
                                                  ----------    -----------      ----------      ----------
      Total net assets:                           $1,319,969    $13,190,881      $3,290,405      $4,884,012
                                                  ==========    ===========      ==========      ==========
Accumulation units outstanding:                      110,609      1,053,691         307,030         250,824
                                                  ==========    ===========      ==========      ==========

The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)


                                                                                                  International
                                                 Global       Growth       Growth-   High-Yield    Diversified
                                                Equities   Opportunities    Income      Bond        Equities
                                                Portfolio    Portfolio    Portfolio   Portfolio     Portfolio
                                                (Class 3)    (Class 3)    (Class 3)   (Class 3)     (Class 3)
                                               ----------  -------------  ---------  -----------  -------------
Assets:
   Investments in Trusts, at net asset value   $1,371,857    $2,602,783    $572,672  $2,126,355    $10,202,829
   Dividends receivable                                 0             0           0           0              0
                                               ----------    ----------    --------  ----------    -----------
      Total assets                             $1,371,857    $2,602,783    $572,672  $2,126,355    $10,202,829
Liabilities:                                            0             0           0           0              0
                                               ----------    ----------    --------  ----------    -----------
Net assets:                                    $1,371,857    $2,602,783    $572,672  $2,126,355    $10,202,829
                                               ==========    ==========    ========  ==========    ===========
   Accumulation units                           1,371,857     2,602,783     572,672   2,126,355     10,202,829
   Contracts in payout (annuitization) period           0             0           0           0              0
                                               ----------    ----------    --------  ----------    -----------
      Total net assets:                        $1,371,857    $2,602,783    $572,672  $2,126,355    $10,202,829
                                               ==========    ==========    ========  ==========    ===========
Accumulation units outstanding:                    99,132       610,496      32,766     162,434      1,062,717
                                               ==========    ==========    ========  ==========    ===========

                                                                               MFS
                                               International    Marsico   Massachusetts
                                                  Growth        Focused     Investors        MFS
                                                 and Income     Growth        Trust      Total Return
                                                 Portfolio     Portfolio    Portfolio     Portfolio
                                                 (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                               -------------  ----------  -------------  ------------
Assets:
   Investments in Trusts, at net asset value     $9,864,933   $1,500,606    $3,526,622    $7,919,481
   Dividends receivable                                   0            0             0             0
                                                 ----------   ----------    ----------    ----------
      Total assets                               $9,864,933   $1,500,606    $3,526,622    $7,919,481
Liabilities:                                              0            0             0             0
                                                 ----------   ----------    ----------    ----------
Net assets:                                      $9,864,933   $1,500,606    $3,526,622    $7,919,481
                                                 ==========   ==========    ==========    ==========
   Accumulation units                             9,864,933    1,500,606     3,526,622     7,919,481
   Contracts in payout (annuitization) period             0            0             0             0
                                                 ----------   ----------    ----------    ----------
      Total net assets:                          $9,864,933   $1,500,606    $3,526,622    $7,919,481
                                                 ==========   ==========    ==========    ==========
Accumulation units outstanding:                     985,627      192,620       229,069       403,274
                                                 ==========   ==========    ==========    ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                         Small &       Small
                                                 Mid-Cap      Real       Mid Cap      Company
                                                  Growth     Estate       Value        Value    Technology
                                                Portfolio   Portfolio   Portfolio    Portfolio  Portfolio
                                                (Class 3)   (Class 3)   (Class 3)    (Class 3)  (Class 3)
                                               ----------  ----------  -----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value   $3,322,545  $6,211,664  $11,661,879  $3,792,982   $886,741
   Dividends receivable                                 0           0            0           0          0
                                               ----------  ----------  -----------  ----------   ---------
      Total assets                             $3,322,545  $6,211,664  $11,661,879  $3,792,982   $886,741
Liabilities:                                            0           0            0           0          0
                                               ----------  ----------  -----------  ----------   ---------
Net assets:                                    $3,322,545  $6,211,664  $11,661,879  $3,792,982   $886,741
                                               ==========  ==========  ===========  ==========   =========
   Accumulation units                           3,322,545   6,211,664   11,661,879   3,792,982    886,741
   Contracts in payout (annuitization) period           0           0            0           0          0
                                               ----------  ----------  -----------  ----------   ---------
      Total net assets:                        $3,322,545  $6,211,664  $11,661,879  $3,792,982   $886,741
                                               ==========  ==========  ===========  ==========   =========
Accumulation units outstanding:                   486,422     451,145    1,039,983     625,812    651,042
                                               ==========  ==========  ===========  ==========   =========

                                                             Total
                                                Telecom     Return     Capital
                                                Utility      Bond       Growth     Comstock
                                               Portfolio   Portfolio  Portfolio   Portfolio
                                               (Class 3)   (Class 3)  (Class II)  (Class II)
                                               ---------  ----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value    $480,483  $5,896,578   $354,726   $5,399,811
   Dividends receivable                                0           0          0            0
                                                --------  ----------   ---------  ----------
      Total assets                              $480,483  $5,896,578   $354,726   $5,399,811
Liabilities:                                           0           0          0            0
                                                --------  ----------   ---------  ----------
Net assets:                                     $480,483  $5,896,578   $354,726   $5,399,811
                                                ========  ==========   =========  ==========
   Accumulation units                            480,483   5,896,578    354,726    5,399,811
   Contracts in payout (annuitization) period          0           0          0            0
                                                --------  ----------   ---------  ----------
      Total net assets:                         $480,483  $5,896,578   $354,726   $5,399,811
                                                ========  ==========   =========  ==========
Accumulation units outstanding:                   43,804     277,340     62,558      625,183
                                                ========  ==========   =========  ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                 Growth
                                                  and        Diversified     Equity                LargeCap
                                                 Income     International    Income     Income       Blend
                                               Portfolio       Account       Account    Account   Account II
                                               (Class II)     (Class 2)     (Class 2)  (Class 2)   (Class 2)
                                               -----------  -------------  ----------  ---------  ----------
Assets:
   Investments in Trusts, at net asset value   $14,909,895     $398,229    $1,255,089   $328,247    $78,807
   Dividends receivable                                  0            0             0          0          0
                                               -----------     --------    ----------   --------    -------
      Total assets                             $14,909,895     $398,229    $1,255,089   $328,247    $78,807
Liabilities:                                             0            0             0          0          0
                                               -----------     --------    ----------   --------    -------
Net assets:                                    $14,909,895     $398,229    $1,255,089   $328,247    $78,807
                                               ===========     ========    ==========   ========    =======
   Accumulation units                           14,909,895      398,229     1,255,089    328,247     78,807
   Contracts in payout (annuitization) period            0            0             0          0          0
                                               -----------     --------    ----------   --------    -------
      Total net assets:                        $14,909,895     $398,229    $1,255,089   $328,247    $78,807
                                               ===========     ========    ==========   ========    =======
Accumulation units outstanding:                  1,453,484       86,227       182,583     46,657     17,631
                                               ===========     ========    ==========   ========    =======

                                                LargeCap    MidCap      Money     Mortgage
                                                 Growth      Stock     Market    Securities
                                                Account     Account    Account    Account
                                               (Class 2)   (Class 2)  (Class 2)   (Class 2)
                                               ---------  ----------  ---------  ----------
Assets:
   Investments in Trusts, at net asset value    $39,948   $1,559,723   $719,962    $3,903
   Dividends receivable                               0            0        280         0
                                                -------   ----------   --------    ------
      Total assets                              $39,948   $1,559,723   $720,242    $3,903
Liabilities:                                          0            0          0         0
                                                -------   ----------   --------    ------
Net assets:                                     $39,948   $1,559,723   $720,242    $3,903
                                                =======   ==========   ========    ======
   Accumulation units                            39,948    1,559,723    720,242     3,903
   Contracts in payout (annuitization) period         0            0          0         0
                                                -------   ----------   --------    ------
      Total net assets:                         $39,948   $1,559,723   $720,242    $3,903
                                                =======   ==========   ========    ======
Accumulation units outstanding:                   8,350      237,021    119,261       555
                                                =======   ==========   ========    ======

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                  Real                      SAM           SAM          SAM
                                                 Estate        SAM     Conservative  Conservative   Flexible
                                               Securities    Balanced    Balanced       Growth       Income
                                                Account     Portfolio    Portfolio     Portfolio    Portfolio
                                               (Class 2)    (Class 2)    (Class 2)     (Class 2)    (Class 2)
                                               ----------  ----------  ------------  ------------  ----------
Assets:
   Investments in Trusts, at net asset value   $  20,469   $9,843,630    $649,805     $1,573,396   $1,280,792
   Dividends receivable                                0            0           0              0            0
                                               ----------  ----------    --------     ----------   ----------
      Total assets                             $  20,469   $9,843,630    $649,805     $1,573,396   $1,280,792
Liabilities:                                           0            0           0              0            0
                                               ----------  ----------    --------     ----------   ----------
Net assets:                                    $  20,469   $9,843,630    $649,805     $1,573,396   $1,280,792
                                               ==========  ==========    ========     ==========   ==========
   Accumulation units                             20,469    9,843,630     649,805      1,573,396    1,280,792
   Contracts in payout (annuitization) period          0            0           0              0            0
                                               ----------  ----------    --------     ----------   ----------
      Total net assets:                        $  20,469   $9,843,630    $649,805     $1,573,396   $1,280,792
                                               ==========  ==========    ========     ==========   ==========
Accumulation units outstanding:                    1,822    1,283,256     107,666        211,521      175,382
                                               ==========  ==========    ========     ==========   ==========

                                                 SAM                                 West
                                               Strategic  Short-Term   SmallCap     Coast
                                                Growth      Income      Growth     Equity
                                               Portfolio    Account   Account II   Account
                                               (Class 2)  (Class 2)   (Class 2)   (Class 2)
                                               ---------  ----------  ----------  ---------
Assets:
   Investments in Trusts, at net asset value    $223,739    $41,025     $20,944    $456,753
   Dividends receivable                                0          0           0           0
                                                --------    -------     -------    --------
      Total assets                              $223,739    $41,025     $20,944    $456,753
Liabilities:                                           0          0           0           0
                                                --------    -------     -------    --------
Net assets:                                     $223,739    $41,025     $20,944    $456,753
                                                ========    =======     =======    ========
   Accumulation units                            223,739     41,025      20,944     456,753
   Contracts in payout (annuitization) period          0          0           0           0
                                                --------    -------     -------    --------
      Total net assets:                         $223,739    $41,025     $20,944    $456,753
                                                ========    =======     =======    ========
Accumulation units outstanding:                   29,030      6,234       5,213      53,444
                                                ========    =======     =======    ========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                          Columbia
                                                Columbia   Marsico
                                                  High     Focused
                                                 Yield    Equities
                                                 Fund,      Fund,       Asset       Global
                                                Variable  Variable   Allocation     Growth     Growth
                                                 Series    Series       Fund        Fund        Fund
                                               (Class A)  (Class A)   (Class 2)   (Class 2)   (Class 2)
                                               ---------  ---------  ----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value    $171,563   $475,471  $1,654,437  $9,375,646  $9,108,184
   Dividends receivable                                0          0           0           0           0
                                                --------   --------  ----------  ----------  ----------
      Total assets                              $171,563   $475,471  $1,654,437  $9,375,646  $9,108,184
Liabilities:                                           0          0           0           0           0
                                                --------   --------  ----------  ----------  ----------
Net assets:                                     $171,563   $475,471  $1,654,437  $9,375,646  $9,108,184
                                                ========   ========  ==========  ==========  ==========
   Accumulation units                            171,563    475,471   1,654,437   9,375,646   9,108,184
   Contracts in payout (annuitization) period          0          0           0           0           0
                                                --------   --------  ----------  ----------  ----------
      Total net assets:                         $171,563   $475,471  $1,654,437  $9,375,646  $9,108,184
                                                ========   ========  ==========  ==========  ==========
Accumulation units outstanding:                   14,606     61,746     135,339     625,386     736,241
                                                ========   ========  ==========  ==========  ==========

                                                              Growth                  MTB
                                                 Growth-        and      Mid Cap     Large
                                                  Income      Income      Value       Cap
                                                   Fund      Portfolio  Portfolio    Growth
                                                (Class 2)   (Class VC)  (Class VC)  Fund II
                                               -----------  ----------  ----------  -------
Assets:
   Investments in Trusts, at net asset value   $11,399,496  $7,912,037   $136,788   $69,864
   Dividends receivable                                  0           0          0         0
                                               -----------  ----------   --------   -------
      Total assets                             $11,399,496  $7,912,037   $136,788   $69,864
Liabilities:                                             0           0          0         0
                                               -----------  ----------   --------   -------
Net assets:                                    $11,399,496  $7,912,037   $136,788   $69,864
                                               ===========  ==========   ========   =======
   Accumulation units                           11,399,496   7,912,037    136,788    69,864
   Contracts in payout (annuitization) period            0           0          0         0
                                               -----------  ----------   --------   -------
      Total net assets:                        $11,399,496  $7,912,037   $136,788   $69,864
                                               ===========  ==========   ========   =======
Accumulation units outstanding:                    979,919     912,391     14,663    11,061
                                               ===========  ==========   ========   =======

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                             Franklin
                                                                                                            Templeton
                                                             MTB          MTB          MTB                     VIP
                                                           Managed      Managed      Managed     Franklin    Founding
                                                  MTB     Allocation   Allocation   Allocation    Income      Funds
                                               Large Cap   Fund -        Fund -       Fund -    Securities  Allocation
                                                 Value    Aggressive  Conservative   Moderate      Fund        Fund
                                                Fund II   Growth II    Growth II    Growth II   (Class 2)   (Class 2)
                                               ---------  ----------  ------------  ----------  ----------  ----------
Assets:
   Investments in Trusts, at net asset value    $157,947   $114,318      $18,655     $127,133    $831,032   $1,542,126
   Dividends receivable                                0          0            0            0           0            0
                                                --------   --------      -------     --------    --------   ----------
      Total assets                              $157,947   $114,318      $18,655     $127,133    $831,032   $1,542,126
Liabilities:                                           0          0            0            0           0            0
                                                --------   --------      -------     --------    --------   ----------
Net assets:                                     $157,947   $114,318      $18,655     $127,133    $831,032   $1,542,126
                                                ========   ========      =======     ========    ========   ==========
   Accumulation units                            157,947    114,318       18,655      127,133     831,032    1,542,126
   Contracts in payout (annuitization) period          0          0            0            0           0            0
                                                --------   --------      -------     --------    --------   ----------
      Total net assets:                         $157,947   $114,318      $18,655     $127,133    $831,032   $1,542,126
                                                ========   ========      =======     ========    ========   ==========
Accumulation units outstanding:                   27,274     18,745        2,277       17,532     118,076      233,058
                                                ========   ========      =======     ========    ========   ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                        Contracts With               Contracts With
                                                                    Total Expenses of 0.85     Total Expenses of 1.52(1)
                                                                 ---------------------------  ---------------------------
                                                                 Accumulation  Unit value of  Accumulation  Unit value of
                                                                     units      accumulation      units      accumulation
Variable Accounts                                                 outstanding      units       outstanding      units
-----------------                                                ------------  -------------  ------------  -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                                    --  $          --       234,020  $       20.49
   Capital Appreciation Portfolio (Class 1)                                --             --       326,438          32.20
   Government and Quality Bond Portfolio (Class 1)                         --             --       644,341          18.78
   Growth Portfolio (Class 1)                                              --             --       236,291          21.85
   Natural Resources Portfolio (Class 1)                                   --             --       105,729          33.13
   Asset Allocation Portfolio (Class 3)                                 4,779          11.25        96,568          20.11
   Capital Appreciation Portfolio (Class 3)                           102,108          10.50       289,223          31.74
   Government and Quality Bond Portfolio (Class 3)                     64,674          14.88       976,997          18.46
   Growth Portfolio (Class 3)                                           3,766           8.09       225,717          21.52
   Natural Resources Portfolio (Class 3)                               12,089           6.88        87,532          32.60
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                                   --  $          --       224,748  $        8.05
   Alliance Growth Portfolio (Class 1)                                     --             --       470,096          21.84
   Balanced Portfolio (Class 1)                                            --             --       300,550          12.43
   Blue Chip Growth Portfolio (Class 1)                                    --             --       206,094           4.29
   Capital Growth Portfolio (Class 1)                                      --             --       122,752           4.94
   Cash Management Portfolio (Class 1)                                     --             --       801,601          13.74
   Corporate Bond Portfolio (Class 1)                                      --             --       277,466          16.94
   Davis Venture Value Portfolio (Class 1)                                 --             --       759,922          24.74
   "Dogs" of Wall Street Portfolio (Class 1)                               --             --       127,465           9.13
   Emerging Markets Portfolio (Class 1)                                    --             --       242,671          11.44
   Equity Opportunities Portfolio (Class 1)                                --             --       268,348          12.46
   Fundamental Growth Portfolio (Class 1)                                  --             --       231,949          11.72
   Global Bond Portfolio (Class 1)                                         --             --       150,429          20.56
   Global Equities Portfolio (Class 1)                                     --             --       173,662          14.77
   Growth Opportunities Portfolio (Class 1)                                --             --       131,247           4.29
   Growth-Income Portfolio (Class 1)                                       --             --       419,150          19.49
   High-Yield Bond Portfolio (Class 1)                                     --             --       242,408          14.06
   International Diversified Equities Portfolio (Class 1)                  --             --       385,914           9.86
   International Growth and Income Portfolio (Class 1)                     --             --       329,822          10.64
   MFS Massachusetts Investors Trust Portfolio (Class 1)                   --             --       215,894          17.02
   MFS Total Return Portfolio (Class 1)                                    --             --       414,277          22.16
   Mid-Cap Growth Portfolio (Class 1)                                      --             --       313,833           7.00
   Real Estate Portfolio (Class 1)                                         --             --       133,956          14.72
   Technology Portfolio (Class 1)                                          --             --       194,798           1.39
   Telecom Utility Portfolio (Class 1)                                     --             --        97,398          11.15
   Total Return Bond Portfolio (Class 1)                                   --             --        98,057          23.03
   Aggressive Growth Portfolio (Class 3)                                  108           5.00        63,482           7.89
   Alliance Growth Portfolio (Class 3)                                 16,826           5.44       237,335          21.39
   American Funds Asset Allocation SAST Portfolio (Class 3)                --             --        42,633           7.61
   American Funds Global Growth SAST Portfolio (Class 3)                   --             --       265,040           7.34
   American Funds Growth SAST Portfolio (Class 3)                          --             --       330,785           6.46
   American Funds Growth-Income SAST Portfolio (Class 3)                   --             --       415,490           6.63
   Balanced Portfolio (Class 3)                                            --             --        46,735          12.21
   Blue Chip Growth Portfolio (Class 3)                                 2,688           4.16       171,693           4.23
   Capital Growth Portfolio (Class 3)                                   6,329           5.08       227,959           4.85
   Cash Management Portfolio (Class 3)                                  7,885          11.90       650,682          13.52
   Corporate Bond Portfolio (Class 3)                                  87,059          14.03       600,703          16.59
   Davis Venture Value Portfolio (Class 3)                             63,551           9.98       500,755          24.30
   "Dogs" of Wall Street Portfolio (Class 3)                              216          10.89        60,067           8.97
   Emerging Markets Portfolio (Class 3)                                 7,224          14.39       235,131          11.24
   Equity Opportunities Portfolio (Class 3)                             5,186           8.07        87,809          12.25
   Foreign Value Portfolio (Class 3)                                   62,741           7.41       697,616          13.00
   Fundamental Growth Portfolio (Class 3)                               9,321           4.60       138,842          11.51
   Global Bond Portfolio (Class 3)                                     35,032          15.41       166,624          20.21
   Global Equities Portfolio (Class 3)                                     --             --        51,783          14.49
   Growth Opportunities Portfolio (Class 3)                            27,862           4.32       325,099           4.22
   Growth-Income Portfolio (Class 3)                                    1,815           6.42        19,875          19.14
   High-Yield Bond Portfolio (Class 3)                                 29,019          10.11       102,843          13.83
   International Diversified Equities Portfolio (Class 3)               8,779           6.70       731,485           9.71
   International Growth and Income Portfolio (Class 3)                 51,885           8.60       511,481          10.43
   Marsico Focused Growth Portfolio (Class 3)                           3,497           6.83       140,142           7.82
   MFS Massachusetts Investors Trust Portfolio (Class 3)               20,253           8.03       132,260          16.76
   MFS Total Return Portfolio (Class 3)                                77,318          12.70       260,990          21.79
   Mid-Cap Growth Portfolio (Class 3)                                   9,185           5.75       286,605           6.88
   Real Estate Portfolio (Class 3)                                      8,996          17.98       231,098          14.48
   Small & Mid Cap Value Portfolio (Class 3)                           48,681           6.73       532,881          11.73
   Small Company Value Portfolio (Class 3)                             48,291           6.15       311,833           6.04
   Technology Portfolio (Class 3)                                          --             --       403,942           1.36
   Telecom Utility Portfolio (Class 3)                                     --             --        32,109          10.97
   Total Return Bond Portfolio (Class 3)                               25,474          16.00       145,452          22.67
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                             6,680           5.85        31,859           5.68
   Comstock Portfolio                                                 111,390  $        9.02       326,879  $        8.66
   Growth and Income Portfolio                                        115,080          10.93       863,351          10.34
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (Class 2):
   Diversified International Account                                       --  $          --            --  $          --
   Equity Income Account                                                   --             --            --             --
   Income Account                                                          --             --            --             --
   LargeCap Blend Account II                                               --             --            --             --
   LargeCap Growth Account                                                 --             --            --             --
   MidCap Stock Account                                                    --             --            --             --
   Money Market Account                                                    --             --            --             --
   Mortgage Securities Account                                             --             --            --             --
   Real Estate Securities Account                                          --             --            --             --
   SAM Balanced Portfolio                                                  --             --         8,450           7.73
   SAM Conservative Balanced Portfolio                                     --             --            --             --
   SAM Conservative Growth Portfolio                                       --             --            --             --
   SAM Flexible Income Portfolio                                           --             --            --             --
   SAM Strategic Growth Portfolio                                          --             --            --             --
   Short-Term Income Account                                               --             --            --             --
   SmallCap Growth Account II                                              --             --            --             --
   West Coast Equity Account                                               --             --            --             --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class A):
   Columbia High Yield Fund, Variable Series                               --  $          --         2,597  $       11.81
   Columbia Marsico Focused Equities Fund, Variable Series                 --             --        31,030           7.74
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                              135,339  $       12.22            --  $          --
   Global Growth Fund                                                 104,554          15.55       406,828          14.92
   Growth Fund                                                         96,890          12.85       510,652          12.33
   Growth-Income Fund                                                 181,764          12.05       673,476          11.56
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                         51,698  $        9.17       527,886  $        8.78
   Mid Cap Value Portfolio                                             14,663           9.33            --             --
MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                            --  $          --        11,061  $        6.32
   MTB Large Cap Value Fund II                                             --             --        27,274           5.79
   MTB Managed Allocation Fund - Aggressive Growth II                      --             --        18,745           6.10
   MTB Managed Allocation Fund - Conservative Growth II                    --             --         2,277           8.19
   MTB Managed Allocation Fund - Moderate Growth II                        --             --        17,532           7.25
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                     11,225  $        7.08        85,088  $        7.04
   Franklin Templeton VIP Founding Funds Allocation Fund               24,655           6.66       116,945           6.62

                                                                        Contracts With
                                                                  Total Expenses of 1.52(2)
                                                                 ---------------------------
                                                                 Accumulation  Unit value of
                                                                     units      accumulation
Variable Accounts                                                 outstanding      units
-----------------                                                ------------  -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                                    --  $          --
   Capital Appreciation Portfolio (Class 1)                                --             --
   Government and Quality Bond Portfolio (Class 1)                         --             --
   Growth Portfolio (Class 1)                                              --             --
   Natural Resources Portfolio (Class 1)                                   --             --
   Asset Allocation Portfolio (Class 3)                                 2,857          20.11
   Capital Appreciation Portfolio (Class 3)                            23,075          31.74
   Government and Quality Bond Portfolio (Class 3)                    109,570          18.46
   Growth Portfolio (Class 3)                                          19,350          21.52
   Natural Resources Portfolio (Class 3)                               11,411          32.60
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                                   --  $          --
   Alliance Growth Portfolio (Class 1)                                     --             --
   Balanced Portfolio (Class 1)                                            --             --
   Blue Chip Growth Portfolio (Class 1)                                    --             --
   Capital Growth Portfolio (Class 1)                                      --             --
   Cash Management Portfolio (Class 1)                                     --             --
   Corporate Bond Portfolio (Class 1)                                      --             --
   Davis Venture Value Portfolio (Class 1)                                 --             --
   "Dogs" of Wall Street Portfolio (Class 1)                               --             --
   Emerging Markets Portfolio (Class 1)                                    --             --
   Equity Opportunities Portfolio (Class 1)                                --             --
   Fundamental Growth Portfolio (Class 1)                                  --             --
   Global Bond Portfolio (Class 1)                                         --             --
   Global Equities Portfolio (Class 1)                                     --             --
   Growth Opportunities Portfolio (Class 1)                                --             --
   Growth-Income Portfolio (Class 1)                                       --             --
   High-Yield Bond Portfolio (Class 1)                                     --             --
   International Diversified Equities Portfolio (Class 1)                  --             --
   International Growth and Income Portfolio (Class 1)                     --             --
   MFS Massachusetts Investors Trust Portfolio (Class 1)                   --             --
   MFS Total Return Portfolio (Class 1)                                    --             --
   Mid-Cap Growth Portfolio (Class 1)                                      --             --
   Real Estate Portfolio (Class 1)                                         --             --
   Technology Portfolio (Class 1)                                          --             --
   Telecom Utility Portfolio (Class 1)                                     --             --
   Total Return Bond Portfolio (Class 1)                                   --             --
   Aggressive Growth Portfolio (Class 3)                               16,670           7.89
   Alliance Growth Portfolio (Class 3)                                 19,917          21.39
   American Funds Asset Allocation SAST Portfolio (Class 3)            66,652           7.61
   American Funds Global Growth SAST Portfolio (Class 3)              111,465           7.34
   American Funds Growth SAST Portfolio (Class 3)                     134,312           6.46
   American Funds Growth-Income SAST Portfolio (Class 3)              174,396           6.63
   Balanced Portfolio (Class 3)                                           545          12.21
   Blue Chip Growth Portfolio (Class 3)                                38,878           4.23
   Capital Growth Portfolio (Class 3)                                  82,421           4.85
   Cash Management Portfolio (Class 3)                                 49,172          13.52
   Corporate Bond Portfolio (Class 3)                                  98,523          16.59
   Davis Venture Value Portfolio (Class 3)                             49,030          24.30
   "Dogs" of Wall Street Portfolio (Class 3)                           18,040           8.97
   Emerging Markets Portfolio (Class 3)                                66,426          11.24
   Equity Opportunities Portfolio (Class 3)                             3,009          12.25
   Foreign Value Portfolio (Class 3)                                   63,294          13.00
   Fundamental Growth Portfolio (Class 3)                              60,346          11.51
   Global Bond Portfolio (Class 3)                                     16,655          20.21
   Global Equities Portfolio (Class 3)                                 16,203          14.49
   Growth Opportunities Portfolio (Class 3)                            91,175           4.22
   Growth-Income Portfolio (Class 3)                                    6,417          19.14
   High-Yield Bond Portfolio (Class 3)                                 10,263          13.83
   International Diversified Equities Portfolio (Class 3)             105,107           9.71
   International Growth and Income Portfolio (Class 3)                146,579          10.43
   Marsico Focused Growth Portfolio (Class 3)                          29,877           7.83
   MFS Massachusetts Investors Trust Portfolio (Class 3)               21,603          16.76
   MFS Total Return Portfolio (Class 3)                                 4,690          21.79
   Mid-Cap Growth Portfolio (Class 3)                                  38,749           6.88
   Real Estate Portfolio (Class 3)                                     58,453          14.48
   Small & Mid Cap Value Portfolio (Class 3)                          130,682          11.73
   Small Company Value Portfolio (Class 3)                             97,905           6.04
   Technology Portfolio (Class 3)                                     102,130           1.36
   Telecom Utility Portfolio (Class 3)                                 10,208          10.97
   Total Return Bond Portfolio (Class 3)                               38,490          22.67
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                             2,897           5.62
   Comstock Portfolio                                                  58,664  $        8.60
   Growth and Income Portfolio                                        142,121          10.38
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (Class 2):
   Diversified International Account                                       --  $          --
   Equity Income Account                                                   --             --
   Income Account                                                          --             --
   LargeCap Blend Account II                                               --             --
   LargeCap Growth Account                                                 --             --
   MidCap Stock Account                                                    --             --
   Money Market Account                                                    --             --
   Mortgage Securities Account                                             --             --
   Real Estate Securities Account                                          --             --
   SAM Balanced Portfolio                                              15,440           7.73
   SAM Conservative Balanced Portfolio                                     --             --
   SAM Conservative Growth Portfolio                                       --             --
   SAM Flexible Income Portfolio                                           --             --
   SAM Strategic Growth Portfolio                                          --             --
   Short-Term Income Account                                               --             --
   SmallCap Growth Account II                                              --             --
   West Coast Equity Account                                               --             --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class A):
   Columbia High Yield Fund, Variable Series                            4,723  $       11.85
   Columbia Marsico Focused Equities Fund, Variable Series              8,811           7.71
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                                   --  $          --
   Global Growth Fund                                                      --             --
   Growth Fund                                                             --             --
   Growth-Income Fund                                                      --             --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                        120,014  $        8.78
   Mid Cap Value Portfolio                                                 --             --
MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                            --  $          --
   MTB Large Cap Value Fund II                                             --             --
   MTB Managed Allocation Fund - Aggressive Growth II                      --             --
   MTB Managed Allocation Fund - Conservative Growth II                    --             --
   MTB Managed Allocation Fund - Moderate Growth II                        --             --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                      2,984  $        7.04
   Franklin Templeton VIP Founding Funds Allocation Fund               47,581           6.62

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor and FSA Polaris Choice.

(2)  Offered in FSA Polaris Choice III.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                        Contracts With               Contracts With
                                                                    Total Expenses of 1.55       Total Expenses of 1.65
                                                                 ---------------------------  ---------------------------
                                                                 Accumulation  Unit value of  Accumulation  Unit value of
                                                                     units      accumulation      units      accumulation
Variable Accounts                                                 outstanding      units       outstanding      units
-----------------                                                ------------  -------------  ------------  -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                                    --  $          --            --  $          --
   Capital Appreciation Portfolio (Class 1)                                --             --            --             --
   Government and Quality Bond Portfolio (Class 1)                         --             --            --             --
   Growth Portfolio (Class 1)                                              --             --            --             --
   Natural Resources Portfolio (Class 1)                                   --             --            --             --
   Asset Allocation Portfolio (Class 3)                                    --             --            --             --
   Capital Appreciation Portfolio (Class 3)                             6,889          32.33           321           7.96
   Government and Quality Bond Portfolio (Class 3)                         --             --         7,407          10.81
   Growth Portfolio (Class 3)                                              --             --         3,027           6.86
   Natural Resources Portfolio (Class 3)                                   --             --           938           7.07
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                                   --  $          --            --  $          --
   Alliance Growth Portfolio (Class 1)                                     --             --            --             --
   Balanced Portfolio (Class 1)                                            --             --            --             --
   Blue Chip Growth Portfolio (Class 1)                                    --             --            --             --
   Capital Growth Portfolio (Class 1)                                      --             --            --             --
   Cash Management Portfolio (Class 1)                                     --             --            --             --
   Corporate Bond Portfolio (Class 1)                                      --             --            --             --
   Davis Venture Value Portfolio (Class 1)                                 --             --            --             --
   "Dogs" of Wall Street Portfolio (Class 1)                               --             --            --             --
   Emerging Markets Portfolio (Class 1)                                    --             --            --             --
   Equity Opportunities Portfolio (Class 1)                                --             --            --             --
   Fundamental Growth Portfolio (Class 1)                                  --             --            --             --
   Global Bond Portfolio (Class 1)                                         --             --            --             --
   Global Equities Portfolio (Class 1)                                     --             --            --             --
   Growth Opportunities Portfolio (Class 1)                                --             --            --             --
   Growth-Income Portfolio (Class 1)                                       --             --            --             --
   High-Yield Bond Portfolio (Class 1)                                     --             --            --             --
   International Diversified Equities Portfolio (Class 1)                  --             --            --             --
   International Growth and Income Portfolio (Class 1)                     --             --            --             --
   MFS Massachusetts Investors Trust Portfolio (Class 1)                   --             --            --             --
   MFS Total Return Portfolio (Class 1)                                    --             --            --             --
   Mid-Cap Growth Portfolio (Class 1)                                      --             --            --             --
   Real Estate Portfolio (Class 1)                                         --             --            --             --
   Technology Portfolio (Class 1)                                          --             --            --             --
   Telecom Utility Portfolio (Class 1)                                     --             --            --             --
   Total Return Bond Portfolio (Class 1)                                   --             --            --             --
   Aggressive Growth Portfolio (Class 3)                                   --             --            --             --
   Alliance Growth Portfolio (Class 3)                                  2,665          21.41            --             --
   American Funds Asset Allocation SAST Portfolio (Class 3)                --             --           875           7.57
   American Funds Global Growth SAST Portfolio (Class 3)                   --             --         1,594           7.36
   American Funds Growth SAST Portfolio (Class 3)                          --             --         1,566           6.41
   American Funds Growth-Income SAST Portfolio (Class 3)                   --             --         5,453           6.73
   Balanced Portfolio (Class 3)                                            --             --            --             --
   Blue Chip Growth Portfolio (Class 3)                                    --             --            --             --
   Capital Growth Portfolio (Class 3)                                      --             --         5,256           6.42
   Cash Management Portfolio (Class 3)                                     --             --            --             --
   Corporate Bond Portfolio (Class 3)                                      --             --         5,800           9.58
   Davis Venture Value Portfolio (Class 3)                                 --             --         1,592           6.84
   "Dogs" of Wall Street Portfolio (Class 3)                               --             --            --             --
   Emerging Markets Portfolio (Class 3)                                    --             --         3,621           6.98
   Equity Opportunities Portfolio (Class 3)                                --             --           806           6.50
   Foreign Value Portfolio (Class 3)                                       --             --           815           7.33
   Fundamental Growth Portfolio (Class 3)                                  --             --         7,391           6.75
   Global Bond Portfolio (Class 3)                                         --             --            --          11.44
   Global Equities Portfolio (Class 3)                                  2,397          14.62            --             --
   Growth Opportunities Portfolio (Class 3)                                --             --           418           8.16
   Growth-Income Portfolio (Class 3)                                       --             --         1,036           6.53
   High-Yield Bond Portfolio (Class 3)                                     --             --            --           6.91
   International Diversified Equities Portfolio (Class 3)                  --             --         6,403           7.35
   International Growth and Income Portfolio (Class 3)                     --             --        12,226           6.20
   Marsico Focused Growth Portfolio (Class 3)                              --             --            --             --
   MFS Massachusetts Investors Trust Portfolio (Class 3)                   --             --           661           7.74
   MFS Total Return Portfolio (Class 3)                                    --             --            --             --
   Mid-Cap Growth Portfolio (Class 3)                                  10,304           6.89         1,623           6.99
   Real Estate Portfolio (Class 3)                                         --             --         5,191           5.15
   Small & Mid Cap Value Portfolio (Class 3)                               --             --         6,995           7.02
   Small Company Value Portfolio (Class 3)                                 --             --         4,560           6.56
   Technology Portfolio (Class 3)                                      11,432           1.36            --             --
   Telecom Utility Portfolio (Class 3)                                     --             --            --             --
   Total Return Bond Portfolio (Class 3)                                   --             --           842          11.14
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                                --             --            --             --
   Comstock Portfolio                                                   5,245  $        8.62         1,784  $        6.58
   Growth and Income Portfolio                                             --             --         9,261           7.30
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (Class 2):
   Diversified International Account                                   69,334  $        4.63            --  $          --
   Equity Income Account                                              124,235           6.90            --             --
   Income Account                                                      25,931           7.07            --             --
   LargeCap Blend Account II                                           14,081           4.48            --             --
   LargeCap Growth Account                                              4,177           4.81            --             --
   MidCap Stock Account                                                63,202           6.62            --             --
   Money Market Account                                                83,973           6.06            --             --
   Mortgage Securities Account                                            362           7.05            --             --
   Real Estate Securities Account                                         941          11.34            --             --
   SAM Balanced Portfolio                                             654,031           7.72            --             --
   SAM Conservative Balanced Portfolio                                 36,616           6.00            --             --
   SAM Conservative Growth Portfolio                                   93,396           7.48            --             --
   SAM Flexible Income Portfolio                                      131,307           7.17            --             --
   SAM Strategic Growth Portfolio                                      24,329           7.72            --             --
   Short-Term Income Account                                            6,219           6.58            --             --
   SmallCap Growth Account II                                           5,188           4.02            --             --
   West Coast Equity Account                                           29,699           8.59            --             --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class A):
   Columbia High Yield Fund, Variable Series                               --  $          --            --  $          --
   Columbia Marsico Focused Equities Fund, Variable Series                 --             --            --             --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                                   --  $          --            --  $          --
   Global Growth Fund                                                      --             --            --             --
   Growth Fund                                                             --             --            --             --
   Growth-Income Fund                                                      --             --            --             --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                             --  $          --         8,571  $        6.70
   Mid Cap Value Portfolio                                                 --             --            --             --
MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                            --  $          --            --  $          --
   MTB Large Cap Value Fund II                                             --             --            --             --
   MTB Managed Allocation Fund - Aggressive Growth II                      --             --            --             --
   MTB Managed Allocation Fund - Conservative Growth II                    --             --            --             --
   MTB Managed Allocation Fund - Moderate Growth II                        --             --            --             --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                         --  $          --            --  $          --
   Franklin Templeton VIP Founding Funds Allocation Fund                   --             --            --             --

                                                                        Contracts With
                                                                    Total Expenses of 1.70
                                                                 ---------------------------
                                                                 Accumulation  Unit value of
                                                                     units      accumulation
Variable Accounts                                                 outstanding      units
-----------------                                                ------------  -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                                    --  $          --
   Capital Appreciation Portfolio (Class 1)                                --             --
   Government and Quality Bond Portfolio (Class 1)                         --             --
   Growth Portfolio (Class 1)                                              --             --
   Natural Resources Portfolio (Class 1)                                   --             --
   Asset Allocation Portfolio (Class 3)                                    --             --
   Capital Appreciation Portfolio (Class 3)                             1,701          31.55
   Government and Quality Bond Portfolio (Class 3)                         --             --
   Growth Portfolio (Class 3)                                              --             --
   Natural Resources Portfolio (Class 3)                                   --             --
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                                   --  $          --
   Alliance Growth Portfolio (Class 1)                                     --             --
   Balanced Portfolio (Class 1)                                            --             --
   Blue Chip Growth Portfolio (Class 1)                                    --             --
   Capital Growth Portfolio (Class 1)                                      --             --
   Cash Management Portfolio (Class 1)                                     --             --
   Corporate Bond Portfolio (Class 1)                                      --             --
   Davis Venture Value Portfolio (Class 1)                                 --             --
   "Dogs" of Wall Street Portfolio (Class 1)                               --             --
   Emerging Markets Portfolio (Class 1)                                    --             --
   Equity Opportunities Portfolio (Class 1)                                --             --
   Fundamental Growth Portfolio (Class 1)                                  --             --
   Global Bond Portfolio (Class 1)                                         --             --
   Global Equities Portfolio (Class 1)                                     --             --
   Growth Opportunities Portfolio (Class 1)                                --             --
   Growth-Income Portfolio (Class 1)                                       --             --
   High-Yield Bond Portfolio (Class 1)                                     --             --
   International Diversified Equities Portfolio (Class 1)                  --             --
   International Growth and Income Portfolio (Class 1)                     --             --
   MFS Massachusetts Investors Trust Portfolio (Class 1)                   --             --
   MFS Total Return Portfolio (Class 1)                                    --             --
   Mid-Cap Growth Portfolio (Class 1)                                      --             --
   Real Estate Portfolio (Class 1)                                         --             --
   Technology Portfolio (Class 1)                                          --             --
   Telecom Utility Portfolio (Class 1)                                     --             --
   Total Return Bond Portfolio (Class 1)                                   --             --
   Aggressive Growth Portfolio (Class 3)                                   --             --
   Alliance Growth Portfolio (Class 3)                                  1,789          21.04
   American Funds Asset Allocation SAST Portfolio (Class 3)                --             --
   American Funds Global Growth SAST Portfolio (Class 3)                   --             --
   American Funds Growth SAST Portfolio (Class 3)                          --             --
   American Funds Growth-Income SAST Portfolio (Class 3)                   --             --
   Balanced Portfolio (Class 3)                                            --             --
   Blue Chip Growth Portfolio (Class 3)                                    --             --
   Capital Growth Portfolio (Class 3)                                      --             --
   Cash Management Portfolio (Class 3)                                     --             --
   Corporate Bond Portfolio (Class 3)                                      --             --
   Davis Venture Value Portfolio (Class 3)                                 --             --
   "Dogs" of Wall Street Portfolio (Class 3)                               --             --
   Emerging Markets Portfolio (Class 3)                                    --             --
   Equity Opportunities Portfolio (Class 3)                                --             --
   Foreign Value Portfolio (Class 3)                                       --             --
   Fundamental Growth Portfolio (Class 3)                                  --             --
   Global Bond Portfolio (Class 3)                                         --             --
   Global Equities Portfolio (Class 3)                                  2,056          14.41
   Growth Opportunities Portfolio (Class 3)                                --             --
   Growth-Income Portfolio (Class 3)                                       --             --
   High-Yield Bond Portfolio (Class 3)                                     --             --
   International Diversified Equities Portfolio (Class 3)                  --             --
   International Growth and Income Portfolio (Class 3)                     --             --
   Marsico Focused Growth Portfolio (Class 3)                              --             --
   MFS Massachusetts Investors Trust Portfolio (Class 3)                   --             --
   MFS Total Return Portfolio (Class 3)                                    --             --
   Mid-Cap Growth Portfolio (Class 3)                                     300           6.81
   Real Estate Portfolio (Class 3)                                         --             --
   Small & Mid Cap Value Portfolio (Class 3)                               --             --
   Small Company Value Portfolio (Class 3)                                 --             --
   Technology Portfolio (Class 3)                                          56           1.28
   Telecom Utility Portfolio (Class 3)                                     --             --
   Total Return Bond Portfolio (Class 3)                                   --             --
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                                --             --
   Comstock Portfolio                                                     144  $        8.51
   Growth and Income Portfolio                                             --             --
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (Class 2):
   Diversified International Account                                   16,893  $        4.57
   Equity Income Account                                               58,348           6.82
   Income Account                                                      20,726           7.00
   LargeCap Blend Account II                                            3,550           4.44
   LargeCap Growth Account                                              4,173           4.76
   MidCap Stock Account                                               173,819           6.57
   Money Market Account                                                35,288           5.99
   Mortgage Securities Account                                            193           6.98
   Real Estate Securities Account                                         881          11.13
   SAM Balanced Portfolio                                             334,201           7.64
   SAM Conservative Balanced Portfolio                                 68,104           5.95
   SAM Conservative Growth Portfolio                                  118,125           7.41
   SAM Flexible Income Portfolio                                       28,215           7.09
   SAM Strategic Growth Portfolio                                       4,701           7.64
   Short-Term Income Account                                               15           6.52
   SmallCap Growth Account II                                              25           3.97
   West Coast Equity Account                                           23,745           8.50
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class A):
   Columbia High Yield Fund, Variable Series                               --  $          --
   Columbia Marsico Focused Equities Fund, Variable Series                 --             --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                                   --  $          --
   Global Growth Fund                                                      --             --
   Growth Fund                                                             --             --
   Growth-Income Fund                                                      --             --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                             --  $          --
   Mid Cap Value Portfolio                                                 --             --
MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                            --  $          --
   MTB Large Cap Value Fund II                                             --             --
   MTB Managed Allocation Fund - Aggressive Growth II                      --             --
   MTB Managed Allocation Fund - Conservative Growth II                    --             --
   MTB Managed Allocation Fund - Moderate Growth II                        --             --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                         --  $          --
   Franklin Templeton VIP Founding Funds Allocation Fund                   --             --

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor and FSA Polaris Choice.

(2)  Offered in FSA Polaris Choice III.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
                                   (continued)

                                                                        Contracts With               Contracts With
                                                                    Total Expenses of 1.72       Total Expenses of 1.77
                                                                 ---------------------------  ---------------------------
                                                                 Accumulation  Unit value of  Accumulation  Unit value of
                                                                     units      accumulation      units      accumulation
Variable Accounts                                                 outstanding      units       outstanding      units
-----------------                                                ------------  -------------  ------------  -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                                    --  $          --            --  $          --
   Capital Appreciation Portfolio (Class 1)                                --             --            --             --
   Government and Quality Bond Portfolio (Class 1)                         --             --            --             --
   Growth Portfolio (Class 1)                                              --             --            --             --
   Natural Resources Portfolio (Class 1)                                   --             --            --             --
   Asset Allocation Portfolio (Class 3)                                 8,369          19.88           842          19.98
   Capital Appreciation Portfolio (Class 3)                            34,721          31.35        19,149          31.23
   Government and Quality Bond Portfolio (Class 3)                    132,718          18.24       119,443          18.16
   Growth Portfolio (Class 3)                                          25,737          21.25        23,329          21.16
   Natural Resources Portfolio (Class 3)                               32,491          32.14        35,910          32.09
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                                   --  $          --            --  $          --
   Alliance Growth Portfolio (Class 1)                                     --             --            --             --
   Balanced Portfolio (Class 1)                                            --             --            --             --
   Blue Chip Growth Portfolio (Class 1)                                    --             --            --             --
   Capital Growth Portfolio (Class 1)                                      --             --            --             --
   Cash Management Portfolio (Class 1)                                     --             --            --             --
   Corporate Bond Portfolio (Class 1)                                      --             --            --             --
   Davis Venture Value Portfolio (Class 1)                                 --             --            --             --
   "Dogs" of Wall Street Portfolio (Class 1)                               --             --            --             --
   Emerging Markets Portfolio (Class 1)                                    --             --            --             --
   Equity Opportunities Portfolio (Class 1)                                --             --            --             --
   Fundamental Growth Portfolio (Class 1)                                  --             --            --             --
   Global Bond Portfolio (Class 1)                                         --             --            --             --
   Global Equities Portfolio (Class 1)                                     --             --            --             --
   Growth Opportunities Portfolio (Class 1)                                --             --            --             --
   Growth-Income Portfolio (Class 1)                                       --             --            --             --
   High-Yield Bond Portfolio (Class 1)                                     --             --            --             --
   International Diversified Equities Portfolio (Class 1)                  --             --            --             --
   International Growth and Income Portfolio (Class 1)                     --             --            --             --
   MFS Massachusetts Investors Trust Portfolio (Class 1)                   --             --            --             --
   MFS Total Return Portfolio (Class 1)                                    --             --            --             --
   Mid-Cap Growth Portfolio (Class 1)                                      --             --            --             --
   Real Estate Portfolio (Class 1)                                         --             --            --             --
   Technology Portfolio (Class 1)                                          --             --            --             --
   Telecom Utility Portfolio (Class 1)                                     --             --            --             --
   Total Return Bond Portfolio (Class 1)                                   --             --            --             --
   Aggressive Growth Portfolio (Class 3)                               24,288           7.77         2,360           7.77
   Alliance Growth Portfolio (Class 3)                                 50,374          21.12        11,037          21.04
   American Funds Asset Allocation SAST Portfolio (Class 3)                --             --        28,674           7.57
   American Funds Global Growth SAST Portfolio (Class 3)                   --             --       151,960           7.30
   American Funds Growth SAST Portfolio (Class 3)                          --             --       161,522           6.42
   American Funds Growth-Income SAST Portfolio (Class 3)                   --             --       158,244           6.59
   Balanced Portfolio (Class 3)                                         1,289          12.04            --             --
   Blue Chip Growth Portfolio (Class 3)                                24,678           4.16        31,852           4.15
   Capital Growth Portfolio (Class 3)                                  18,107           4.78        76,206           4.81
   Cash Management Portfolio (Class 3)                                125,003          13.34        17,564          13.28
   Corporate Bond Portfolio (Class 3)                                  91,491          16.44       109,471          16.35
   Davis Venture Value Portfolio (Class 3)                             99,803          24.00        38,973          23.90
   "Dogs" of Wall Street Portfolio (Class 3)                           12,167           8.86         7,655           8.84
   Emerging Markets Portfolio (Class 3)                               111,642          11.08        78,145          11.06
   Equity Opportunities Portfolio (Class 3)                            10,090          12.08         2,622          12.05
   Foreign Value Portfolio (Class 3)                                  134,217          12.83        75,348          12.78
   Fundamental Growth Portfolio (Class 3)                               6,209          11.34        57,177          11.32
   Global Bond Portfolio (Class 3)                                     12,930          19.90        18,913          19.81
   Global Equities Portfolio (Class 3)                                 11,609          14.32         7,221          14.21
   Growth Opportunities Portfolio (Class 3)                            67,187           4.16        89,893           4.15
   Growth-Income Portfolio (Class 3)                                      855          18.88         1,376          18.82
   High-Yield Bond Portfolio (Class 3)                                  9,830          13.64         9,365          13.59
   International Diversified Equities Portfolio (Class 3)             111,664           9.59        77,379           9.55
   International Growth and Income Portfolio (Class 3)                 64,852          10.32       141,073          10.30
   Marsico Focused Growth Portfolio (Class 3)                              --             --        17,610           7.70
   MFS Massachusetts Investors Trust Portfolio (Class 3)               11,129          16.55        30,033          16.49
   MFS Total Return Portfolio (Class 3)                                42,295          21.50         6,924          21.42
   Mid-Cap Growth Portfolio (Class 3)                                 102,166           6.79        29,985           6.76
   Real Estate Portfolio (Class 3)                                     53,993          14.28        63,793          14.24
   Small & Mid Cap Value Portfolio (Class 3)                          138,755          11.58       137,510          11.53
   Small Company Value Portfolio (Class 3)                             39,534           6.01       104,766           6.00
   Technology Portfolio (Class 3)                                      74,251           1.35        58,999           1.34
   Telecom Utility Portfolio (Class 3)                                     --             --         1,487          10.90
   Total Return Bond Portfolio (Class 3)                                   --             --        49,799          22.46
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                            19,322           5.61         1,800           5.52
   Comstock Portfolio                                                  41,998  $        8.57        64,352  $        8.47
   Growth and Income Portfolio                                        118,331          10.21       161,901          10.22
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (Class 2):
   Diversified International Account                                       --  $          --            --  $          --
   Equity Income Account                                                   --             --            --             --
   Income Account                                                          --             --            --             --
   LargeCap Blend Account II                                               --             --            --             --
   LargeCap Growth Account                                                 --             --            --             --
   MidCap Stock Account                                                    --             --            --             --
   Money Market Account                                                    --             --            --             --
   Mortgage Securities Account                                             --             --            --             --
   Real Estate Securities Account                                          --             --            --             --
   SAM Balanced Portfolio                                                  --             --       271,134           7.58
   SAM Conservative Balanced Portfolio                                     --             --         2,946           8.34
   SAM Conservative Growth Portfolio                                       --             --            --             --
   SAM Flexible Income Portfolio                                           --             --        15,860           8.81
   SAM Strategic Growth Portfolio                                          --             --            --             --
   Short-Term Income Account                                               --             --            --             --
   SmallCap Growth Account II                                              --             --            --             --
   West Coast Equity Account                                               --             --            --             --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class A):
   Columbia High Yield Fund, Variable Series                            7,286  $       11.66            --  $          --
   Columbia Marsico Focused Equities Fund, Variable Series             20,642           7.65         1,263           7.56
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                                   --  $          --            --  $          --
   Global Growth Fund                                                 114,004          14.73            --             --
   Growth Fund                                                        128,699          12.18            --             --
   Growth-Income Fund                                                 124,679          11.41            --             --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                         49,905  $        8.63       119,225  $        8.62
   Mid Cap Value Portfolio                                                 --             --            --             --
MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                            --  $          --            --  $          --
   MTB Large Cap Value Fund II                                             --             --            --             --
   MTB Managed Allocation Fund - Aggressive Growth II                      --             --            --             --
   MTB Managed Allocation Fund - Conservative Growth II                    --             --            --             --
   MTB Managed Allocation Fund - Moderate Growth II                        --             --            --             --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                         --  $          --         6,478  $        7.02
   Franklin Templeton VIP Founding Funds Allocation Fund                   --             --        14,973           6.61

                                                                        Contracts With
                                                                    Total Expenses of 1.90
                                                                 ---------------------------
                                                                 Accumulation  Unit value of
                                                                     units      accumulation
Variable Accounts                                                 outstanding      units
-----------------                                                ------------  -------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                                    --  $          --
   Capital Appreciation Portfolio (Class 1)                                --             --
   Government and Quality Bond Portfolio (Class 1)                         --             --
   Growth Portfolio (Class 1)                                              --             --
   Natural Resources Portfolio (Class 1)                                   --             --
   Asset Allocation Portfolio (Class 3)                                    --             --
   Capital Appreciation Portfolio (Class 3)                             5,935           7.91
   Government and Quality Bond Portfolio (Class 3)                     38,286          10.78
   Growth Portfolio (Class 3)                                          15,991           6.84
   Natural Resources Portfolio (Class 3)                                8,924           7.04
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                                   --  $          --
   Alliance Growth Portfolio (Class 1)                                     --             --
   Balanced Portfolio (Class 1)                                            --             --
   Blue Chip Growth Portfolio (Class 1)                                    --             --
   Capital Growth Portfolio (Class 1)                                      --             --
   Cash Management Portfolio (Class 1)                                     --             --
   Corporate Bond Portfolio (Class 1)                                      --             --
   Davis Venture Value Portfolio (Class 1)                                 --             --
   "Dogs" of Wall Street Portfolio (Class 1)                               --             --
   Emerging Markets Portfolio (Class 1)                                    --             --
   Equity Opportunities Portfolio (Class 1)                                --             --
   Fundamental Growth Portfolio (Class 1)                                  --             --
   Global Bond Portfolio (Class 1)                                         --             --
   Global Equities Portfolio (Class 1)                                     --             --
   Growth Opportunities Portfolio (Class 1)                                --             --
   Growth-Income Portfolio (Class 1)                                       --             --
   High-Yield Bond Portfolio (Class 1)                                     --             --
   International Diversified Equities Portfolio (Class 1)                  --             --
   International Growth and Income Portfolio (Class 1)                     --             --
   MFS Massachusetts Investors Trust Portfolio (Class 1)                   --             --
   MFS Total Return Portfolio (Class 1)                                    --             --
   Mid-Cap Growth Portfolio (Class 1)                                      --             --
   Real Estate Portfolio (Class 1)                                         --             --
   Technology Portfolio (Class 1)                                          --             --
   Telecom Utility Portfolio (Class 1)                                     --             --
   Total Return Bond Portfolio (Class 1)                                   --             --
   Aggressive Growth Portfolio (Class 3)                                   --             --
   Alliance Growth Portfolio (Class 3)                                     --             --
   American Funds Asset Allocation SAST Portfolio (Class 3)                --             --
   American Funds Global Growth SAST Portfolio (Class 3)               18,964           7.33
   American Funds Growth SAST Portfolio (Class 3)                      58,314           6.39
   American Funds Growth-Income SAST Portfolio (Class 3)               33,737           6.70
   Balanced Portfolio (Class 3)                                            --             --
   Blue Chip Growth Portfolio (Class 3)                                    --             --
   Capital Growth Portfolio (Class 3)                                  17,546           6.39
   Cash Management Portfolio (Class 3)                                 29,616          10.22
   Corporate Bond Portfolio (Class 3)                                  33,777           9.55
   Davis Venture Value Portfolio (Class 3)                             16,761           6.82
   "Dogs" of Wall Street Portfolio (Class 3)                            2,350           7.63
   Emerging Markets Portfolio (Class 3)                                19,441           6.95
   Equity Opportunities Portfolio (Class 3)                             1,087           6.47
   Foreign Value Portfolio (Class 3)                                   19,660           7.30
   Fundamental Growth Portfolio (Class 3)                              27,744           6.74
   Global Bond Portfolio (Class 3)                                        670          11.41
   Global Equities Portfolio (Class 3)                                  7,863           6.72
   Growth Opportunities Portfolio (Class 3)                             8,862           8.12
   Growth-Income Portfolio (Class 3)                                    1,392           6.50
   High-Yield Bond Portfolio (Class 3)                                  1,114           6.86
   International Diversified Equities Portfolio (Class 3)              21,900           7.33
   International Growth and Income Portfolio (Class 3)                 57,531           6.18
   Marsico Focused Growth Portfolio (Class 3)                           1,494           7.17
   MFS Massachusetts Investors Trust Portfolio (Class 3)               13,130           7.70
   MFS Total Return Portfolio (Class 3)                                11,057           8.31
   Mid-Cap Growth Portfolio (Class 3)                                   7,505           6.97
   Real Estate Portfolio (Class 3)                                     29,621           5.13
   Small & Mid Cap Value Portfolio (Class 3)                           44,479           6.99
   Small Company Value Portfolio (Class 3)                             18,923           6.53
   Technology Portfolio (Class 3)                                         232           6.10
   Telecom Utility Portfolio (Class 3)                                     --             --
   Total Return Bond Portfolio (Class 3)                               17,283          11.10
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                                --             --
   Comstock Portfolio                                                  14,727  $        6.56
   Growth and Income Portfolio                                         43,439           7.28
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (Class 2):
   Diversified International Account                                       --  $          --
   Equity Income Account                                                   --             --
   Income Account                                                          --             --
   LargeCap Blend Account II                                               --             --
   LargeCap Growth Account                                                 --             --
   MidCap Stock Account                                                    --             --
   Money Market Account                                                    --             --
   Mortgage Securities Account                                             --             --
   Real Estate Securities Account                                          --             --
   SAM Balanced Portfolio                                                  --             --
   SAM Conservative Balanced Portfolio                                     --             --
   SAM Conservative Growth Portfolio                                       --             --
   SAM Flexible Income Portfolio                                           --             --
   SAM Strategic Growth Portfolio                                          --             --
   Short-Term Income Account                                               --             --
   SmallCap Growth Account II                                              --             --
   West Coast Equity Account                                               --             --
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class A):
   Columbia High Yield Fund, Variable Series                               --  $          --
   Columbia Marsico Focused Equities Fund, Variable Series                 --             --
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                                   --  $          --
   Global Growth Fund                                                      --             --
   Growth Fund                                                             --             --
   Growth-Income Fund                                                      --             --
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                         35,092  $        6.69
   Mid Cap Value Portfolio                                                 --             --
MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                            --  $          --
   MTB Large Cap Value Fund II                                             --             --
   MTB Managed Allocation Fund - Aggressive Growth II                      --             --
   MTB Managed Allocation Fund - Conservative Growth II                    --             --
   MTB Managed Allocation Fund - Moderate Growth II                        --             --
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                     12,301  $        6.99
   Franklin Templeton VIP Founding Funds Allocation Fund               28,904           6.59

(1)  Offered in FSA Polaris, FSA Polaris II, FSA Advisor and FSA Polaris Choice.

(2)  Offered in FSA Polaris Choice III.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2008

                                                                             Net Asset Value   Net Asset                  Level
Variable Accounts                                                  Shares       Per Share        Value         Cost      (Note A)
-----------------                                                ---------  ----------------  -----------  -----------  ---------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                            471,087  $          10.18  $ 4,793,858  $ 6,656,817      1
   Capital Appreciation Portfolio (Class 1)                        479,708             21.91   10,510,598   16,544,009      1
   Government and Quality Bond Portfolio (Class 1)                 803,359             15.06   12,100,714   12,054,577      1
   Growth Portfolio (Class 1)                                      386,003             13.38    5,163,243    9,884,935      1
   Natural Resources Portfolio (Class 1)                           128,702             27.22    3,503,249    4,957,284      1
   Asset Allocation Portfolio (Class 3)                            220,645             10.14    2,236,326    3,081,205      1
   Capital Appreciation Portfolio (Class 3)                        602,399             21.57   12,995,503   21,077,120      1
   Government and Quality Bond Portfolio (Class 3)               1,737,428             15.03   26,105,975   25,945,087      1
   Growth Portfolio (Class 3)                                      485,461             13.34    6,474,338   11,888,530      1
   Natural Resources Portfolio (Class 3)                           206,119             27.05    5,574,546   10,240,345      1
SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                           310,723  $           5.82  $ 1,809,108  $ 3,880,529      1
   Alliance Growth Portfolio (Class 1)                             686,927             14.95   10,268,696   17,473,141      1
   Balanced Portfolio (Class 1)                                    342,113             10.92    3,734,308    5,162,924      1
   Blue Chip Growth Portfolio (Class 1)                            184,636              4.79      884,535    1,192,600      1
   Capital Growth Portfolio (Class 1)                              110,448              5.49      606,454      859,279      1
   Cash Management Portfolio (Class 1)                           1,004,425             10.96   11,013,417   11,246,414      1
   Corporate Bond Portfolio (Class 1)                              449,266             10.46    4,699,639    5,138,352      1
   Davis Venture Value Portfolio (Class 1)                       1,161,367             16.19   18,798,296   25,383,446      1
   "Dogs" of Wall Street Portfolio (Class 1)                       196,078              5.93    1,163,088    1,748,514      1
   Emerging Markets Portfolio (Class 1)                            610,093              4.55    2,776,870    6,043,310      1
   Equity Opportunities Portfolio (Class 1)                        437,496              7.65    3,345,205    5,843,378      1
   Fundamental Growth Portfolio (Class 1)                          262,440             10.36    2,717,945    5,283,815      1
   Global Bond Portfolio (Class 1)                                 257,021             12.03    3,092,067    3,027,789      1
   Global Equities Portfolio (Class 1)                             258,294              9.93    2,565,924    3,864,175      1
   Growth Opportunities Portfolio (Class 1)                        116,150              4.84      562,699      770,951      1
   Growth-Income Portfolio (Class 1)                               578,577             14.12    8,168,268   13,123,292      1
   High-Yield Bond Portfolio (Class 1)                             817,953              4.17    3,407,990    5,592,353      1
   International Diversified Equities Portfolio (Class 1)          557,186              6.83    3,806,888    5,371,618      1
   International Growth and Income Portfolio (Class 1)             504,323              6.96    3,508,360    5,992,366      1
   MFS Massachusetts Investors Trust Portfolio (Class 1)           361,990             10.15    3,675,337    4,406,440      1
   MFS Total Return Portfolio (Class 1)                            766,319             11.98    9,179,787   11,839,796      1
   Mid-Cap Growth Portfolio (Class 1)                              346,267              6.34    2,195,718    3,699,026      1
   Real Estate Portfolio (Class 1)                                 251,135              7.85    1,971,981    3,967,032      1
   Technology Portfolio (Class 1)                                  171,373              1.58      270,717      468,648      1
   Telecom Utility Portfolio (Class 1)                             140,618              7.72    1,085,585    1,541,447      1
   Total Return Bond Portfolio (Class 1)                           293,889              7.68    2,257,658    2,240,202      1
   Aggressive Growth Portfolio (Class 3)                           145,484              5.78      840,266    1,707,000      1
   Alliance Growth Portfolio (Class 3)                             470,195             14.85    6,984,689    9,532,474      1
   American Funds Asset Allocation SAST Portfolio (Class 3)        136,446              7.74    1,055,958    1,423,357      1
   American Funds Global Growth SAST Portfolio (Class 3)           535,729              7.51    4,022,172    5,729,058      1
   American Funds Growth SAST Portfolio (Class 3)                  675,411              6.55    4,423,666    6,817,642      1
   American Funds Growth-Income SAST Portfolio (Class 3)           756,372              6.89    5,213,567    7,554,603      1
   Balanced Portfolio (Class 3)                                     54,400             10.90      592,743      768,722      1
   Blue Chip Growth Portfolio (Class 3)                            237,628              4.78    1,135,923    1,642,676      1
   Capital Growth Portfolio (Class 3)                              393,282              5.43    2,135,117    3,447,617      1
   Cash Management Portfolio (Class 3)                           1,075,792             10.93   11,757,288   12,027,893      1
   Corporate Bond Portfolio (Class 3)                            1,581,897             10.43   16,496,646   18,485,610      1
   Davis Venture Value Portfolio (Class 3)                       1,081,419             16.14   17,448,927   28,172,947      1
   "Dogs" of Wall Street Portfolio (Class 3)                       151,592              5.91      896,659    1,470,789      1
   Emerging Markets Portfolio (Class 3)                          1,276,851              4.51    5,754,527   13,463,366      1
   Equity Opportunities Portfolio (Class 3)                        173,166              7.62    1,319,969    2,416,961      1
   Foreign Value Portfolio (Class 3)                             1,194,816             11.04   13,190,881   18,859,597      1
   Fundamental Growth Portfolio (Class 3)                          320,957             10.25    3,290,405    5,257,342      1
   Global Bond Portfolio (Class 3)                                 409,271             11.93    4,884,012    4,796,286      1
   Global Equities Portfolio (Class 3)                             138,860              9.88    1,371,857    2,101,814      1
   Growth Opportunities Portfolio (Class 3)                        546,936              4.76    2,602,783    3,315,521      1
   Growth-Income Portfolio (Class 3)                                40,630             14.09      572,672      964,355      1
   High-Yield Bond Portfolio (Class 3)                             511,922              4.15    2,126,355    3,338,887      1
   International Diversified Equities Portfolio (Class 3)        1,503,381              6.79   10,202,829   13,922,769      1
   International Growth and Income Portfolio (Class 3)           1,414,386              6.97    9,864,933   18,070,609      1
   Marsico Focused Growth Portfolio (Class 3)                      252,183              5.95    1,500,606    2,621,472      1
   MFS Massachusetts Investors Trust Portfolio (Class 3)           347,893             10.14    3,526,622    4,205,986      1
   MFS Total Return Portfolio (Class 3)                            662,665             11.95    7,919,481   10,908,580      1
   Mid-Cap Growth Portfolio (Class 3)                              532,266              6.24    3,322,545    4,857,515      1
   Real Estate Portfolio (Class 3)                                 795,881              7.80    6,211,664   12,562,340      1
   Small & Mid Cap Value Portfolio (Class 3)                     1,158,284             10.07   11,661,879   18,094,440      1
   Small Company Value Portfolio (Class 3)                         368,483             10.29    3,792,982    5,673,995      1
   Technology Portfolio (Class 3)                                  570,499              1.55      886,741    1,496,371      1
   Telecom Utility Portfolio (Class 3)                              62,362              7.70      480,483      661,878      1
   Total Return Bond Portfolio (Class 3)                           772,458              7.63    5,896,578    5,757,726      1
VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
   Capital Growth Portfolio                                         20,977             16.91      354,726      567,314      1
   Comstock Portfolio                                              656,911  $           8.22  $ 5,399,811  $ 7,837,492      1
   Growth and Income Portfolio                                   1,087,520             13.71   14,909,895   20,656,845      1
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (Class 2):
   Diversified International Account                                42,959  $           9.27  $   398,229  $   880,914      1
   Equity Income Account                                           109,138             11.50    1,255,089    1,930,242      1
   Income Account                                                   35,295              9.30      328,247      361,986      1
   LargeCap Blend Account II                                        16,116              4.89       78,807      148,854      1
   LargeCap Growth Account                                           3,944             10.13       39,948       54,970      1
   MidCap Stock Account                                            194,965              8.00    1,559,723    3,098,244      1
   Money Market Account                                            719,962              1.00      719,962      719,962      1
   Mortgage Securities Account                                         380             10.26        3,903        3,988      1
   Real Estate Securities Account                                    2,337              8.76       20,469       44,013      1
   SAM Balanced Portfolio                                          830,686             11.85    9,843,630   13,561,339      1
   SAM Conservative Balanced Portfolio                              69,055              9.41      649,805      829,589      1
   SAM Conservative Growth Portfolio                               128,545             12.24    1,573,396    2,230,993      1
   SAM Flexible Income Portfolio                                   122,096             10.49    1,280,792    1,612,697      1
   SAM Strategic Growth Portfolio                                   18,339             12.20      223,739      362,627      1
   Short-Term Income Account                                        17,165              2.39       41,025       42,480      1
   SmallCap Growth Account II                                        3,150              6.65       20,944       31,710      1
   West Coast Equity Account                                        30,572             14.94      456,753      680,127      1
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I (Class A):
   Columbia High Yield Fund, Variable Series                        22,754  $           7.54  $   171,563  $   242,344      1
   Columbia Marsico Focused Equities Fund, Variable Series          42,264             11.25      475,471      780,115      1
AMERICAN FUNDS INSURANCE SERIES (Class 2):
   Asset Allocation Fund                                           136,957  $          12.08  $ 1,654,437  $ 2,427,095      1
   Global Growth Fund                                              675,479             13.88    9,375,646   14,033,734      1
   Growth Fund                                                     273,766             33.27    9,108,184   15,659,857      1
   Growth-Income Fund                                              472,812             24.11   11,399,496   17,960,337      1
LORD ABBETT SERIES FUND, INC. (Class VC):
   Growth and Income Portfolio                                     458,138  $          17.27  $ 7,912,037  $12,020,641      1
   Mid Cap Value Portfolio                                          13,015             10.51      136,788      239,611      1
MTB GROUP OF FUNDS:
   MTB Large Cap Growth Fund II                                     10,412  $           6.71  $    69,864  $   100,276      1
   MTB Large Cap Value Fund II                                      22,825              6.92      157,947      256,190      1
   MTB Managed Allocation Fund - Aggressive Growth II               19,710              5.80      114,318      205,220      1
   MTB Managed Allocation Fund - Conservative Growth II              2,344              7.96       18,655       22,361      1
   MTB Managed Allocation Fund - Moderate Growth II                 18,319              6.94      127,133      185,746      1
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2):
   Franklin Income Securities Fund                                  73,283  $          11.34  $   831,032  $ 1,032,950      1
   Franklin Templeton VIP Founding Funds Allocation Fund           274,889              5.61    1,542,126    2,111,378      1

(A) Represents the level within the fair value hierarchy under which the portfolio is classified as defined in FAS 157, Fair Value Measurements, and described in Note 3 to the Financial Statements.

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008

                                                                                Government
                                                                    Capital        and                           Natural
                                               Asset Allocation  Appreciation  Quality Bond                     Resources
                                                   Portfolio      Portfolio      Portfolio   Growth Portfolio   Portfolio
                                                   (Class 1)      (Class 1)      (Class 1)       (Class 1)      (Class 1)
                                               ----------------  ------------  ------------  ----------------  -----------
Investment income:
   Dividends                                      $   195,044    $          0   $   562,440    $    61,933     $    64,378
                                                  -----------    ------------   -----------    -----------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (101,743)       (255,951)     (217,747)      (131,745)       (112,069)
                                                  -----------    ------------   -----------    -----------     -----------
Net investment income (loss)                           93,301        (255,951)      344,693        (69,812)        (47,691)
                                                  -----------    ------------   -----------    -----------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        2,390,608       5,212,890     7,315,288      2,782,408       2,355,110
   Cost of shares sold                             (2,415,120)     (4,918,257)   (7,387,383)    (3,565,981)     (1,300,922)
                                                  -----------    ------------   -----------    -----------     -----------
Net realized gains (losses) from securities
   transactions                                       (24,512)        294,633       (72,095)      (783,573)      1,054,188
Realized gain distributions                         1,018,033       3,328,742             0      1,623,824       1,305,349
                                                  -----------    ------------   -----------    -----------     -----------
Net realized gains (losses)                           993,521       3,623,375       (72,095)       840,251       2,359,537
                                                  -----------    ------------   -----------    -----------     -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                945,565       5,743,474        17,010        161,936       4,934,314
   End of period                                   (1,862,959)     (6,033,411)       46,137     (4,721,692)     (1,454,035)
                                                  -----------    ------------   -----------    -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (2,808,524)    (11,776,885)       29,127     (4,883,628)     (6,388,349)
                                                  -----------    ------------   -----------    -----------     -----------
Increase (decrease) in net assets from
   operations                                     $(1,721,702)   $ (8,409,461)  $   301,725    $(4,113,189)    $(4,076,503)
                                                  ===========    ============   ===========    ===========     ===========


                                                  Asset         Capital    Government and
                                                Allocation   Appreciation   Quality Bond
                                                Portfolio      Portfolio      Portfolio
                                                (Class 3)      (Class 3)      (Class 3)
                                               -----------   ------------  --------------
Investment income:
   Dividends                                   $    77,710   $          0   $  1,156,902
                                               -----------   ------------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (39,937)      (253,564)      (440,466)
                                               -----------   ------------   ------------
Net investment income (loss)                        37,773       (253,564)       716,436
                                               -----------   ------------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       503,944      2,335,599     10,444,899
   Cost of shares sold                            (667,576)    (2,556,995)   (10,494,058)
                                               -----------   ------------   ------------
Net realized gains (losses) from securities
   transactions                                   (163,632)      (221,396)       (49,159)
Realized gain distributions                        444,784      3,677,483              0
                                               -----------   ------------   ------------
Net realized gains (losses)                        281,152      3,456,087        (49,159)
                                               -----------   ------------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             193,326      3,925,995        191,549
   End of period                                  (844,879)    (8,081,617)       160,888
                                               -----------   ------------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                (1,038,205)   (12,007,612)       (30,661)
                                               -----------   ------------   ------------
Increase (decrease) in net assets from
   operations                                  $  (719,280)  $ (8,805,089)  $    636,616
                                               ===========   ============   ============

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                  (continued)

                                                                 Natural Resources     Aggressive     Alliance Growth    Balanced
                                               Growth Portfolio      Portfolio      Growth Portfolio     Portfolio      Portfolio
                                                   (Class 3)         (Class 3)          (Class 1)        (Class 1)      (Class 1)
                                               ----------------  -----------------  ----------------  ---------------  -----------
Investment income:
   Dividends                                      $    40,096       $    57,002        $    20,132      $    24,132    $   166,505
                                                  -----------       -----------        -----------      -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (139,140)         (133,664)           (54,490)        (248,253)       (80,564)
                                                  -----------       -----------        -----------      -----------    -----------
Net investment income (loss)                          (99,044)          (76,662)           (34,358)        (224,121)        85,941
                                                  -----------       -----------        -----------      -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        1,339,734         1,389,869          1,391,029        5,042,511      1,584,543
   Cost of shares sold                             (1,867,135)       (1,235,993)        (1,891,418)      (6,222,619)    (1,796,351)
                                                  -----------       -----------        -----------      -----------    -----------
Net realized gains (losses) from securities
   transactions                                      (527,401)          153,876           (500,389)      (1,180,108)      (211,808)
Realized gain distributions                         1,810,449         1,604,371                  0                0              0
                                                  -----------       -----------        -----------      -----------    -----------
Net realized gains (losses)                         1,283,048         1,758,247           (500,389)      (1,180,108)      (211,808)
                                                  -----------       -----------        -----------      -----------    -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                288,738         2,148,690           (200,598)        (375,924)         8,618
   End of period                                   (5,414,192)       (4,665,799)        (2,071,421)      (7,204,445)    (1,428,616)
                                                  -----------       -----------        -----------      -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (5,702,930)       (6,814,489)        (1,870,823)      (6,828,521)    (1,437,234)
                                                  -----------       -----------        -----------      -----------    -----------
Increase (decrease) in net assets from
   operations                                     $(4,518,926)      $(5,132,904)       $(2,405,570)     $(8,232,750)   $(1,563,101)
                                                  ===========       ===========        ===========      ===========    ===========

                                               Blue Chip Growth  Capital Growth  Cash Management
                                                   Portfolio        Portfolio       Portfolio
                                                   (Class 1)        (Class 1)       (Class 1)
                                               ----------------  --------------  ---------------
Investment income:
   Dividends                                       $   5,818        $       0      $    422,343
                                                   ---------        ---------      ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (22,276)         (12,967)         (169,730)
                                                   ---------        ---------      ------------
Net investment income (loss)                         (16,458)         (12,967)          252,613
                                                   ---------        ---------      ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                         662,753          242,888        11,981,000
   Cost of shares sold                              (569,196)        (225,522)      (12,052,520)
                                                   ---------        ---------      ------------
Net realized gains (losses) from securities
   transactions                                       93,557           17,366           (71,520)
Realized gain distributions                                0                0                 0
                                                   ---------        ---------      ------------
Net realized gains (losses)                           93,557           17,366           (71,520)
                                                   ---------        ---------      ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               436,299          250,978           (20,432)
   End of period                                    (308,065)        (252,825)         (232,997)
                                                   ---------        ---------      ------------
Change in net unrealized appreciation
   (depreciation) of investments                    (744,364)        (503,803)         (212,565)
                                                   ---------        ---------      ------------
Increase (decrease) in net assets from
   operations                                      $(667,265)       $(499,404)     $    (31,472)
                                                   =========        =========      ============

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                  (continued)

                                                                                                                       Equity
                                               Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets  Opportunities
                                                  Portfolio    Value Portfolio  Street Portfolio      Portfolio       Portfolio
                                                  (Class 1)        (Class 1)        (Class 1)         (Class 1)        (Class 1)
                                               --------------  ---------------  ----------------  ----------------  -------------
Investment income:
   Dividends                                     $   246,733     $    462,575       $  53,839        $    86,136     $    76,433
                                                 -----------     ------------       ---------        -----------     -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (90,481)        (455,687)        (24,833)           (94,433)        (73,321)
                                                 -----------     ------------       ---------        -----------     -----------
Net investment income (loss)                         156,252            6,888          29,006             (8,297)          3,112
                                                 -----------     ------------       ---------        -----------     -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       2,371,494        9,550,463         698,506          2,388,189       1,343,862
   Cost of shares sold                            (2,389,687)      (7,647,327)       (815,462)        (1,960,590)     (1,504,183)
                                                 -----------     ------------       ---------        -----------     -----------
Net realized gains (losses) from securities
   transactions                                      (18,193)       1,903,136        (116,956)           427,599        (160,321)
Realized gain distributions                                0        3,974,023         280,830          1,687,027         956,057
                                                 -----------     ------------       ---------        -----------     -----------
Net realized gains (losses)                          (18,193)       5,877,159         163,874          2,114,626         795,736
                                                 -----------     ------------       ---------        -----------     -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               255,973       12,678,243         103,910          3,505,716         654,329
   End of period                                    (438,713)      (6,585,150)       (585,426)        (3,266,440)     (2,498,173)
                                                 -----------     ------------       ---------        -----------     -----------
Change in net unrealized appreciation
   (depreciation) of investments                    (694,686)     (19,263,393)       (689,336)        (6,772,156)     (3,152,502)
                                                 -----------     ------------       ---------        -----------     -----------
Increase (decrease) in net assets from
   operations                                    $  (556,627)    $(13,379,346)      $(496,456)       $(4,665,827)    $(2,353,654)
                                                 ===========     ============       =========        ===========     ===========

                                                 Fundamental     Global Bond  Global Equities
                                               Growth Portfolio   Portfolio      Portfolio
                                                   (Class 1)      (Class 1)      (Class 1)
                                               ----------------  -----------  ---------------
Investment income:
   Dividends                                      $         0    $   107,276    $    90,895
                                                  -----------    -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                    (71,150)       (54,224)       (64,455)
                                                  -----------    -----------    -----------
Net investment income (loss)                          (71,150)        53,052         26,440
                                                  -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                        1,286,819      1,836,725      1,509,746
   Cost of shares sold                             (1,725,605)    (1,685,049)    (1,533,739)
                                                  -----------    -----------    -----------
Net realized gains (losses) from securities
   transactions                                      (438,786)       151,676        (23,993)
Realized gain distributions                                 0         20,390              0
                                                  -----------    -----------    -----------
Net realized gains (losses)                          (438,786)       172,066        (23,993)
                                                  -----------    -----------    -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               (526,079)       208,194      1,049,037
   End of period                                   (2,565,870)        64,278     (1,298,251)
                                                  -----------    -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                   (2,039,791)      (143,916)    (2,347,288)
                                                  -----------    -----------    -----------
Increase (decrease) in net assets from
   operations                                     $(2,549,727)   $    81,202    $(2,344,841)
                                                  ===========    ===========    ===========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                          International
                                                  Growth                      High-Yield   Diversified
                                               Opportunities  Growth-Income      Bond       Equities
                                                 Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               -------------  -------------  -----------  -------------
Investment income:
   Dividends                                     $       0     $   137,406   $   616,605   $   185,977
                                                 ---------     -----------   -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (11,848)       (206,431)      (97,991)      (86,930)
                                                 ---------     -----------   -----------   -----------
Net investment income (loss)                       (11,848)        (69,025)      518,614        99,047
                                                 ---------     -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       393,316       4,460,418     4,698,110     2,026,044
   Cost of shares sold                            (351,882)     (4,576,573)   (5,358,576)   (1,762,648)
                                                 ---------     -----------   -----------   -----------
Net realized gains (losses) from securities
   transactions                                     41,434        (116,155)     (660,466)      263,396
Realized gain distributions                              0       1,533,429             0       131,870
                                                 ---------     -----------   -----------   -----------
Net realized gains (losses)                         41,434       1,417,274      (660,466)      395,266
                                                 ---------     -----------   -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             178,974       3,713,878      (162,680)    1,801,436
   End of period                                  (208,252)     (4,955,024)   (2,184,363)   (1,564,730)
                                                 ---------     -----------   -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (387,226)     (8,668,902)   (2,021,683)   (3,366,166)
                                                 ---------     -----------   -----------   -----------
Increase (decrease) in net assets from
   operations                                    $(357,640)    $(7,320,653)  $(2,163,535)  $(2,871,853)
                                                 =========     ===========   ===========   ===========


                                               International       MFS
                                                   Growth     Massachusetts      MFS
                                                    and         Investors       Total       Mid-Cap
                                                   Income         Trust         Return       Growth
                                                 Portfolio      Portfolio     Portfolio    Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                               -------------  -------------  -----------  -----------
Investment income:
   Dividends                                    $   173,168    $    52,485   $   386,576  $         0
                                                -----------    -----------   -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (100,966)       (87,674)     (194,427)    (54,769)
                                                -----------    -----------   -----------  -----------
Net investment income (loss)                         72,202        (35,189)      192,149     (54,769)
                                                -----------    -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      3,367,519      2,142,025     4,441,191    1,061,378
   Cost of shares sold                           (3,035,845)    (1,910,191)   (4,554,083)  (1,261,416)
                                                -----------    -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions                                     331,674        231,834      (112,892)    (200,038)
Realized gain distributions                         620,639              0       805,353            0
                                                -----------    -----------   -----------  -----------
Net realized gains (losses)                         952,313        231,834       692,461     (200,038)
                                                -----------    -----------   -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            2,245,471      1,576,308     1,478,006      144,106
   End of period                                 (2,484,006)      (731,103)   (2,660,009)  (1,503,308)
                                                -----------    -----------   -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                 (4,729,477)    (2,307,411)   (4,138,015)  (1,647,414)
                                                -----------    -----------   -----------  -----------
Increase (decrease) in net assets from
   operations                                   $(3,704,962)   $(2,110,766)  $(3,253,405) $(1,902,221)
                                                ===========    ===========   ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                      Total
                                                   Real                   Telecom     Return
                                                  Estate     Technology   Utility      Bond
                                                 Portfolio    Portfolio  Portfolio  Portfolio
                                                 (Class 1)    (Class 1)  (Class 1)  (Class 1)
                                               ------------  ----------  ---------  ---------
Investment income:
   Dividends                                   $   108,652   $       0   $  40,482    $83,037
                                               -----------   ---------   ---------    -------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (55,856)     (8,142)    (25,312)   (38,196)
                                               -----------   ---------   ---------    -------
Net investment income (loss)                        52,796      (8,142)     15,170     44,841
                                               -----------   ---------   ---------    -------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     1,411,200     265,550     470,260    801,821
   Cost of shares sold                          (1,455,920)   (315,748)   (499,502)  (812,095)
                                               -----------   ---------   ---------    -------
Net realized gains (losses) from securities
   transactions                                    (44,720)    (50,198)    (29,242)   (10,274)
Realized gain distributions                        453,254           0           0          0
                                               -----------   ---------   ---------    -------
Net realized gains (losses)                        408,534     (50,198)    (29,242)   (10,274)
                                               -----------   ---------   ---------    -------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             246,897     135,621     285,239    (22,422)
   End of period                                (1,995,051)   (197,931)   (455,862)    17,456
                                               -----------   ---------   ---------    -------
Change in net unrealized appreciation
   (depreciation) of investments                (2,241,948)   (333,552)   (741,101)    39,878
                                               -----------   ---------   ---------    -------
Increase (decrease) in net assets from
   operations                                  $(1,780,618)  $(391,892)  $(755,173)   $74,445
                                               ===========   =========   =========    =======


                                                                          American     American
                                                                            Funds       Funds
                                                                            Asset       Global
                                                Aggressive    Alliance   Allocation     Growth
                                                  Growth       Growth       SAST         SAST
                                                Portfolio    Portfolio    Portfolio   Portfolio
                                                (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                               -----------  -----------  ----------  -----------
Investment income:
   Dividends                                   $     4,407  $         0  $  11,871   $    45,590
                                               -----------  -----------  ---------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (22,540)    (155,911)   (14,201)      (50,872)
                                               -----------  -----------  ---------   -----------
Net investment income (loss)                       (18,133)    (155,911)    (2,330)       (5,282)
                                               -----------  -----------  ---------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       204,509    1,556,824    133,533       272,003
   Cost of shares sold                            (252,924)  (1,591,546)  (150,616)     (287,397)
                                               -----------  -----------  ---------   -----------
Net realized gains (losses) from securities
   transactions                                    (48,415)     (34,722)   (17,083)      (15,394)
Realized gain distributions                              0            0      6,740        33,744
                                               -----------  -----------  ---------   -----------
Net realized gains (losses)                        (48,415)     (34,722)   (10,343)       18,350
                                               -----------  -----------  ---------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              67,107    2,489,888    (11,824)       80,472
   End of period                                  (866,734)  (2,547,785)  (367,399)   (1,706,886)
                                               -----------  -----------  ---------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                  (933,841)  (5,037,673)  (355,575)   (1,787,358)
                                               -----------  -----------  ---------   -----------
Increase (decrease) in net assets from
   operations                                  $(1,000,389) $(5,228,306) $(368,248)  $(1,774,290)
                                               ===========  ===========  =========   ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                 American      American
                                                  Funds         Funds                    Blue
                                                  Growth    Growth-Income                Chip
                                                   SAST          SAST       Balanced    Growth
                                                Portfolio     Portfolio    Portfolio  Portfolio
                                                (Class 3)     (Class 3)    (Class 3)  (Class 3)
                                               -----------  -------------  ---------  ---------
Investment income:
   Dividends                                   $    20,818   $     42,561  $  24,379  $   2,890
                                               -----------   ------------  ---------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (57,965)       (68,423)   (12,862)   (23,452)
                                               -----------   ------------  ---------  ---------
Net investment income (loss)                       (37,147)       (25,862)    11,517    (20,562)
                                               -----------   ------------  ---------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       264,211        295,450    348,085    344,275
   Cost of shares sold                            (324,460)      (335,171)  (375,162)  (350,530)
                                               -----------   ------------  ---------  ---------
Net realized gains (losses) from securities
   transactions                                    (60,249)       (39,721)   (27,077)    (6,255)
Realized gain distributions                         55,269         29,496          0          0
                                               -----------   ------------  ---------  ---------
Net realized gains (losses)                         (4,980)       (10,225)   (27,077)    (6,255)
                                               -----------   ------------  ---------  ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                              (3,403)       (56,332)    51,018    209,925
   End of period                                (2,393,976)    (2,341,036)  (175,979)  (506,753)
                                               -----------   ------------  ---------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                (2,390,573)    (2,284,704)  (226,997)  (716,678)
                                               -----------   ------------  ---------  ---------
Increase (decrease) in net assets from
   operations                                  $(2,432,700)  $ (2,320,791) $(242,557) $(743,495)
                                               ===========   ============  =========  =========


                                                                                          Davis
                                                 Capital       Cash       Corporate      Venture
                                                  Growth     Management     Bond          Value
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                               -----------  -----------  -----------  ------------
Investment income:
   Dividends                                   $         0  $   384,737  $   784,277  $    334,174
                                               -----------  -----------  -----------  ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (38,045)    (163,455)    (259,014)     (351,290)
                                               -----------  -----------  -----------  ------------
Net investment income (loss)                       (38,045)     221,282      525,263       (17,116)
                                               -----------  -----------  -----------  ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       181,317    7,991,783    3,343,703     3,417,220
   Cost of shares sold                            (188,690)  (7,999,128)  (3,602,784)   (3,774,630)
                                               -----------  -----------  -----------  ------------
Net realized gains (losses) from securities
   transactions                                     (7,373)      (7,345)    (259,081)     (357,410)
Realized gain distributions                              0            0            0     3,474,843
                                               -----------  -----------  -----------  ------------
Net realized gains (losses)                         (7,373)      (7,345)    (259,081)    3,117,433
                                               -----------  -----------  -----------  ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             122,267       11,758       78,873     3,288,679
   End of period                                (1,312,500)    (270,605)  (1,988,964)  (10,724,020)
                                               -----------  -----------  -----------  ------------
Change in net unrealized appreciation
   (depreciation) of investments                (1,434,767)    (282,363)  (2,067,837)  (14,012,699)
                                               -----------  -----------  -----------  ------------
Increase (decrease) in net assets from
   operations                                  $(1,480,185) $   (68,426) $(1,801,655) $(10,912,382)
                                               ===========  ===========  ===========  ============

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                               "Dogs" of
                                                  Wall      Emerging      Equity         Foreign
                                                 Street     Markets    Opportunities      Value
                                               Portfolio   Portfolio     Portfolio      Portfolio
                                               (Class 3)   (Class 3)     (Class 3)      (Class 3)
                                               ---------  -----------  -------------  ------------
Investment income:
   Dividends                                   $  35,433  $   124,806   $    23,484   $    498,487
                                               ---------  -----------   -----------   ------------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (17,110)    (128,998)      (28,984)      (252,892)
                                               ---------  -----------   -----------   ------------
Net investment income (loss)                      18,323       (4,192)       (5,500)       245,595
                                               ---------  -----------   -----------   ------------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     210,088      918,059       321,842      2,134,871
   Cost of shares sold                          (242,294)  (1,273,212)     (447,361)    (2,167,720)
                                               ---------  -----------   -----------   ------------
Net realized gains (losses) from securities
   transactions                                  (32,206)    (355,153)     (125,519)       (32,849)
Realized gain distributions                      202,619    3,000,807       369,244      1,467,553
                                               ---------  -----------   -----------   ------------
Net realized gains (losses)                      170,413    2,645,654       243,725      1,434,704
                                               ---------  -----------   -----------   ------------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           (40,121)   1,407,412        49,411      4,845,175
   End of period                                (574,130)  (7,708,839)   (1,096,992)    (5,668,716)
                                               ---------  -----------   -----------   ------------
Change in net unrealized appreciation
   (depreciation) of investments                (534,009)  (9,116,251)   (1,146,403)   (10,513,891)
                                               ---------  -----------   -----------   ------------
Increase (decrease) in net assets from
   operations                                  $(345,273) $(6,474,789)  $  (908,178)  $ (8,833,592)
                                               =========  ===========   ===========   ============
                                               Fundamental     Global       Global        Growth
                                                  Growth        Bond       Equities   Opportunities
                                                Portfolio    Portfolio    Portfolio     Portfolio
                                                (Class 3)    (Class 3)    (Class 3)     (Class 3)
                                               -----------  -----------  -----------  -------------
Investment income:
   Dividends                                   $         0  $   144,620  $    38,456   $         0
                                               -----------  -----------  -----------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (57,518)     (63,326)     (29,162)      (35,013)
                                               -----------  -----------  -----------   -----------
Net investment income (loss)                       (57,518)      81,294        9,294       (35,013)
                                               -----------  -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       368,854    1,352,386      432,809       338,119
   Cost of shares sold                            (401,033)  (1,286,709)    (382,019)     (321,254)
                                               -----------  -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions                                    (32,179)      65,677       50,790        16,865
Realized gain distributions                              0       29,529            0             0
                                               -----------  -----------  -----------   -----------
Net realized gains (losses)                        (32,179)      95,206       50,790        16,865
                                               -----------  -----------  -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             164,462      141,004      360,625       385,306
   End of period                                (1,966,937)      87,726     (729,957)     (712,738)
                                               -----------  -----------  -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (2,131,399)     (53,278)  (1,090,582)   (1,098,044)
                                               -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
   operations                                  $(2,221,096) $   123,222  $(1,030,498)  $(1,116,192)
                                               ===========  ===========  ===========   ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                      International
                                                                       International     Growth
                                                 Growth    High-Yield   Diversified       and
                                                 Income       Bond        Equities       Income
                                               Portfolio   Portfolio     Portfolio      Portfolio
                                               (Class 3)   (Class 3)     (Class 3)     (Class 3)
                                               ---------  -----------  -------------  -------------
Investment income:
   Dividends                                   $   7,328  $   284,620   $   451,600    $   340,014
                                               ---------  -----------   -----------    -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                               (13,395)     (35,055)     (210,448)      (159,806)
                                               ---------  -----------   -----------    -----------
Net investment income (loss)                      (6,067)     249,565       241,152        180,208
                                               ---------  -----------   -----------    -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     280,142      669,359     1,684,905        859,082
   Cost of shares sold                          (318,108)    (775,369)   (1,620,016)    (1,034,291)
                                               ---------  -----------   -----------    -----------
Net realized gains (losses) from securities
   transactions                                  (37,966)    (106,010)       64,889       (175,209)
Realized gain distributions                      115,043            0       349,641      1,369,884
                                               ---------  -----------   -----------    -----------
Net realized gains (losses)                       77,077     (106,010)      414,530      1,194,675
                                               ---------  -----------   -----------    -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           181,423     (119,388)    3,864,840       (193,851)
   End of period                                (391,683)  (1,212,532)   (3,719,940)    (8,205,676)
                                               ---------  -----------   -----------    -----------
Change in net unrealized appreciation
   (depreciation) of investments                (573,106)  (1,093,144)   (7,584,780)    (8,011,825)
                                               ---------  -----------   -----------    -----------
Increase (decrease) in net assets from
   operations                                  $(502,096) $  (949,589)  $  (629,098)   $(6,636,942)
                                               =========  ===========   ===========    ===========
                                                                 MFS
                                                 Marsico    Massachusetts      MFS
                                                 Focused      Investors       Total       Mid-Cap
                                                  Growth        Trust        Return       Growth
                                                Portfolio     Portfolio     Portfolio    Portfolio
                                                (Class 3)     (Class 3)     (Class 3)    (Class 3)
                                               -----------  -------------  -----------  -----------
Investment income:
   Dividends                                   $     4,655   $    29,395   $   293,817  $         0
                                               -----------   -----------   -----------  -----------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (29,045)      (46,192)     (135,399)     (72,949)
                                               -----------   -----------   -----------  -----------
Net investment income (loss)                       (24,390)      (16,797)      158,418      (72,949)
                                               -----------   -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       112,027       460,205     1,512,688      643,550
   Cost of shares sold                            (140,806)     (440,463)   (1,890,221)    (634,592)
                                               -----------   -----------   -----------  -----------
Net realized gains (losses) from securities
   transactions                                    (28,779)       19,742      (377,533)       8,958
Realized gain distributions                        413,838             0       669,752            0
                                               -----------   -----------   -----------  -----------
Net realized gains (losses)                        385,059        19,742       292,219        8,958
                                               -----------   -----------   -----------  -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             233,671       663,171       (94,625)     972,367
   End of period                                (1,120,866)     (679,364)   (2,989,099)  (1,534,970)
                                               -----------   -----------   -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments                (1,354,537)   (1,342,535)   (2,894,474)  (2,507,337)
                                               -----------   -----------   -----------  -----------
Increase (decrease) in net assets from
   operations                                  $  (993,868)  $(1,339,590)  $(2,443,837) $(2,571,328)
                                               ===========   ===========   ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                            Small
                                                   Real     Small & Mid    Company
                                                  Estate     Cap Value      Value     Technology
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               -----------  -----------  -----------  ----------
Investment income:
   Dividends ................................  $   245,902  $    31,586  $     9,125  $       0
                                               -----------  -----------  -----------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk ..........................     (110,193)    (200,702)     (57,624)   (17,840)
                                               -----------  -----------  -----------  ---------
Net investment income (loss) ................      135,709     (169,116)     (48,499)   (17,840)
                                               -----------  -----------  -----------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold ................      938,855    1,377,706      421,067    111,177
   Cost of shares sold ......................   (1,412,933)  (1,563,044)    (511,267)  (126,164)
                                               -----------  -----------  -----------  ---------
Net realized gains (losses) from securities
   transactions .............................     (474,078)    (185,338)     (90,200)   (14,987)
Realized gain distributions .................    1,140,004    1,111,689       53,098          0
                                               -----------  -----------  -----------  ---------
Net realized gains (losses) .................      665,926      926,351      (37,102)   (14,987)
                                               -----------  -----------  -----------  ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period ......................   (1,557,147)     105,520     (303,267)   170,667
   End of period ............................   (6,350,676)  (6,432,561)  (1,881,013)  (609,630)
                                               -----------  -----------  -----------  ---------
Change in net unrealized appreciation
   (depreciation) of investments ............   (4,793,529)  (6,538,081)  (1,577,746)  (780,297)
                                               -----------  -----------  -----------  ---------
Increase (decrease) in net assets from
   operations ...............................  $(3,991,894) $(5,780,846) $(1,663,347) $(813,124)
                                               ===========  ===========  ===========  =========
                                                             Total
                                                Telecom      Return      Capital
                                                Utility       Bond       Growth      Comstock
                                               Portfolio   Portfolio    Portfolio    Portfolio
                                               (Class 3)   (Class 3)   (Class II)   (Class II)
                                               ---------  -----------  ----------  -----------
Investment income:
   Dividends ................................  $  13,288  $   161,548  $   1,108   $   108,696
                                               ---------  -----------  ---------   -----------
Expenses:
   Charges for distribution, mortality and
      expense risk ..........................     (7,619)     (40,360)    (8,804)      (77,575)
                                               ---------  -----------  ---------   -----------
Net investment income (loss) ................      5,669      121,188     (7,696)       31,121
                                               ---------  -----------  ---------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold ................     76,757    1,479,310     91,299     1,122,450
   Cost of shares sold ......................    (77,301)  (1,475,305)   (96,121)   (1,380,397)
                                               ---------  -----------  ---------   -----------
Net realized gains (losses) from securities
   transactions .............................       (544)       4,005     (4,822)     (257,947)
Realized gain distributions .................          0            0          0       266,958
                                               ---------  -----------  ---------   -----------
Net realized gains (losses) .................       (544)       4,005     (4,822)        9,011
                                               ---------  -----------  ---------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period ......................     64,479       (5,256)   127,239       119,795
   End of period ............................   (181,395)     138,852   (212,588)   (2,437,681)
                                               ---------  -----------  ---------   -----------
Change in net unrealized appreciation
   (depreciation) of investments ............   (245,874)     144,108   (339,827)   (2,557,476)
                                               ---------  -----------  ---------   -----------
Increase (decrease) in net assets from
   operations ...............................  $(240,749) $   269,301  $(352,345)  $(2,517,344)
                                               =========  ===========  =========   ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                  Growth
                                                   and        Diversified    Equity
                                                  Income    International   Income      Income
                                                Portfolio      Account      Account    Account
                                               (Class  II)    (Class 2)    (Class 2)  (Class 2)
                                               -----------  -------------  ---------  ---------
Investment income:
   Dividends                                   $   267,792    $   9,310    $  41,622  $  39,817
                                               -----------    ---------    ---------  ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                (249,173)     (10,176)     (28,908)    (7,469)
                                               -----------    ---------    ---------  ---------
Net investment income (loss)                        18,619        (866)       12,714     32,348
                                               -----------    ---------    ---------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     2,025,885      125,885      781,143    265,181
   Cost of shares sold                          (2,317,112)    (168,985)    (808,578)  (285,737)
                                               -----------    ---------    ---------  ---------
Net realized gains (losses) from securities
   transactions                                   (291,227)     (43,100)     (27,435)   (20,556)
Realized gain distributions                        520,311      149,011      139,834        755
                                               -----------    ---------    ---------  ---------
Net realized gains (losses)                        229,084      105,911      112,399    (19,801)
                                               -----------    ---------    ---------  ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           1,166,302        1,860      217,652        610
   End of period                                (5,746,950)    (482,685)    (675,153)   (33,739)
                                               -----------    ---------    ---------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                (6,913,252)    (484,545)    (892,805)   (34,349)
                                               -----------    ---------    ---------  ---------
Increase (decrease) in net assets from
   operations                                  $(6,665,549)   $(379,500)   $(767,692) $ (21,802)
                                               ===========    ==========   =========  =========

                                                LargeCap
                                                 Blend     LargeCap     MidCap      Money
                                                Account    Growth       Stock       Market
                                                   II      Account     Account     Account
                                               (Class 2)  (Class 2)   (Class 2)   (Class 2)
                                               ---------  ---------  -----------  ---------
Investment income:
   Dividends                                   $  1,600   $   187    $    30,393  $   9,349
                                               --------   --------   -----------  ---------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (2,107)    (1,268)      (35,562)    (7,085)
                                               --------   --------   -----------  ---------
Net investment income (loss)                      (507)     (1,081)       (5,169)     2,264
                                               --------   --------   -----------  ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     42,759     57,338       199,707    757,582
   Cost of shares sold                          (75,606)   (49,932)     (378,016)  (757,582)
                                               --------   --------   -----------  ---------
Net realized gains (losses) from securities
   transactions                                 (32,847)     7,406      (178,309)         0
Realized gain distributions                      62,641          0       571,945          0
                                               --------   --------   -----------  ---------
Net realized gains (losses)                      29,794      7,406       393,636          0
                                               --------   --------   -----------  ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           15,927     30,982      (390,968)         0
   End of period                                (70,047)   (15,022)   (1,538,521)         0
                                               --------   --------   -----------  ---------
Change in net unrealized appreciation
   (depreciation) of investments                (85,974)   (46,004)   (1,147,553)         0
                                               --------   --------   -----------  ---------
Increase (decrease) in net assets from
   operations                                  $(56,687)  $(39,679)  $  (759,086) $   2,264
                                               ========   ========   ===========  =========

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                              Real                      SAM
                                                Mortgage     Estate        SAM      Conservative
                                               Securities  Securities    Balanced     Balanced
                                                 Account     Account    Portfolio     Portfolio
                                                (Class 2)   (Class 2)   (Class 2)    (Class 2)
                                               ----------  ----------  -----------  ------------
Investment income:
   Dividends                                    $   433     $    773   $   519,309   $  41,231
                                                -------     --------   -----------   ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                  (94)        (570)     (212,304)    (17,498)
                                                -------     --------   -----------   ---------
Net investment income (loss)                        339          203       307,005      23,733
                                                -------     --------   -----------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      3,428       22,323     3,096,795     646,203
   Cost of shares sold                           (3,653)     (36,478)   (3,198,915)   (661,252)
                                                -------     --------   -----------   ---------
Net realized gains (losses) from securities
   transactions                                    (225)     (14,155)     (102,120)    (15,049)
Realized gain distributions                           0       12,820     1,729,459      79,029
                                                -------     --------   -----------   ---------
Net realized gains (losses)                        (225)      (1,335)    1,627,339      63,980
                                                -------     --------   -----------   ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             (107)     (13,209)    2,165,056     129,980
   End of period                                    (85)     (23,544)   (3,717,709)   (179,784)
                                                -------     --------   -----------   ---------
Change in net unrealized appreciation
   (depreciation) of investments                     22      (10,335)   (5,882,765)   (309,764)
                                                -------     --------   -----------   ---------
Increase (decrease) in net assets from
   operations                                   $   136     $(11,467)  $(3,948,421)  $(222,051)
                                                =======     ========   ===========   =========

                                                   SAM           SAM        SAM
                                               Conservative   Flexible    Strategic  Short-Term
                                                  Growth       Income      Growth      Income
                                                 Portfolio    Portfolio   Portfolio    Account
                                                 (Class 2)    (Class 2)   (Class 2)   (Class 2)
                                               ------------  -----------  ---------  ----------
Investment income:
   Dividends                                   $    89,856   $   119,138  $  12,419   $    798
                                               -----------   -----------  ---------   --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                 (39,051)      (27,800)    (5,465)      (912)
                                               -----------   -----------  ---------   --------
Net investment income (loss)                        50,805        91,338      6,954       (114)
                                               -----------   -----------  ---------   --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                       847,642       923,751    171,216     89,833
   Cost of shares sold                            (795,731)   (1,028,918)  (147,844)   (92,275)
                                               -----------   -----------  ---------   --------
Net realized gains (losses) from securities
   transactions                                     51,911      (105,167)    23,372     (2,442)
Realized gain distributions                        257,130       165,216     58,274          0
                                               -----------   -----------  ---------   --------
Net realized gains (losses)                        309,041        60,049     81,646     (2,442)
                                               -----------   -----------  ---------   --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                             639,299        84,734    100,996       (624)
   End of period                                  (657,597)     (331,905)  (138,888)    (1,455)
                                               -----------   -----------  ---------   --------
Change in net unrealized appreciation
   (depreciation) of investments                (1,296,896)     (416,639)  (239,884)      (831)
                                               -----------   -----------  ---------   --------
Increase (decrease) in net assets from
   operations                                  $  (937,050)  $  (265,252) $(151,284)  $ (3,387)
                                               ===========   ===========  =========   ========

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                  Columbia
                                                                       Columbia   Marsico
                                                                         High     Focused
                                                              West      Yield     Equities
                                                SmallCap     Coast      Fund,      Fund,
                                                 Growth      Equity    Variable   Variable
                                               Account II   Account     Series    Series
                                               (Class 2)   (Class 2)  (Class A)  (Class A)
                                               ----------  ---------  ---------  ---------
Investment income:
   Dividends                                    $      0   $  5,391   $ 22,109   $     637
                                                --------   --------   --------   ---------
Expenses:
   Charges for distribution, mortality and
   expense risk                                     (872)    (10,600)   (3,472)     (9,924)
                                                --------   --------   --------   ---------
Net investment income (loss)                        (872)     (5,209)   18,637      (9,287)
                                                --------   --------   --------   ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                      97,198     285,787    63,843      40,992
   Cost of shares sold                           104,664)   (277,755)  (67,667)    (50,015)
                                                --------   --------   --------   ---------
Net realized gains (losses) from securities
   transactions                                   (7,466)      8,032    (3,824)     (9,023)
Realized gain distributions                            0      65,647         0     105,136
                                                --------   --------   --------   ---------
Net realized gains (losses)                       (7,466)     73,679    (3,824)     96,113
                                                --------   --------   --------   ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                            12,831     113,659     4,552     108,526
   End of
   period                                        (10,766)   (223,374)  (70,781)   (304,644)
                                                --------   --------   --------   ---------
Change in net unrealized appreciation
   (depreciation) of investments                 (23,597)   (337,033)  (75,333)   (413,170)
                                                --------   --------   --------   ---------
Increase (decrease) in net assets from
   operations                                   $(31,935)  $(268,563) $(60,520)  $(326,344)
                                                ========   =========  ========   =========

                                                  Asset       Global
                                               Allocation     Growth       Growth    Growth-Income
                                                  Fund         Fund         Fund         Fund
                                                (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                               ----------  -----------  -----------  -------------
Investment income:
   Dividends                                   $  53,074   $   236,764  $   108,949   $   273,969
                                               ---------   -----------  -----------   -----------
Expenses:
   Charges for distribution, mortality and
   expense risk                                  (15,562)     (196,463)    (197,317)     (231,402)
                                               ---------   -----------  -----------   -----------
Net investment income (loss)                      37,512        40,301      (88,368)       42,567
                                               ---------   -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                     118,151     2,081,628    1,711,433     2,674,285
   Cost of shares sold                          (138,440)   (2,246,783)  (2,005,133)   (3,168,188)
                                               ---------   -----------  -----------   -----------
Net realized gains (losses) from securities
   transactions                                  (20,289)     (165,155)    (293,700)     (493,903)
Realized gain distributions                       78,818     1,149,926    1,539,089     1,090,353
                                               ---------   -----------  -----------   -----------
Net realized gains (losses)                       58,529       984,771    1,245,389       596,450
                                               ---------   -----------  -----------   -----------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                           (34,604)    2,780,126    1,958,210     1,519,051
   End of
   period                                       (772,658)   (4,658,088)  (6,551,673)   (6,560,841)
                                               ---------   -----------  -----------   -----------
Change in net unrealized appreciation
   (depreciation) of investments                (738,054)   (7,438,214)  (8,509,883)   (8,079,892)
                                               ---------   -----------  -----------   -----------
Increase (decrease) in net assets from
   operations                                  $(642,013)  $(6,413,142) $(7,352,862)  $(7,440,875)
                                               =========   ===========  ===========   ===========

    The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                                                 MTB Managed
                                                  Growth and     Mid Cap Value  MTB Large Cap  MTB Large Cap  Allocation Fund -
                                               Income Portfolio    Portfolio        Growth         Value         Aggressive
                                                  (Class VC)      (Class VC)       Fund II        Fund II         Growth II
                                               ----------------  -------------  -------------  -------------  -----------------
Investment income:
   Dividends                                      $   159,223      $   2,401       $    397      $  2,347          $    939
                                                  -----------      ---------       --------      --------          --------
Expenses:
   Charges for distribution, mortality and
      expense risk                                   (134,758)        (1,648)          (862)       (2,598)           (2,205)
                                                  -----------      ---------       --------      --------          --------
Net investment income (loss)                           24,465            753           (465)         (251)           (1,266)
                                                  -----------      ---------       --------      --------          --------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                          912,690         80,071          3,608         7,978             4,243
   Cost of shares sold                             (1,112,415)      (124,008)        (4,754)      (10,585)           (5,592)
                                                  -----------      ---------       --------      --------          --------
Net realized gains (losses) from securities
   transactions                                      (199,725)       (43,937)        (1,146)       (2,607)           (1,349)
Realized gain distributions                            37,275          8,022              0             0            17,749
                                                  -----------      ---------       --------      --------          --------
Net realized gains (losses)                          (162,450)       (35,915)        (1,146)       (2,607)           16,400
                                                  -----------      ---------       --------      --------          --------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                               (107,049)       (46,733)        (2,395)      (12,019)           (1,548)
   End of period                                   (4,108,604)      (102,823)       (30,412)      (98,243)          (90,902)
                                                  -----------      ---------       --------      --------          --------
Change in net unrealized appreciation
   (depreciation) of investments                   (4,001,555)       (56,090)       (28,017)      (86,224)          (89,354)
                                                  -----------      ---------       --------      --------          --------
Increase (decrease) in net assets from
   operations                                     $(4,139,540)     $ (91,252)      $(29,628)     $(89,082)         $(74,220)
                                                  ===========      =========       ========      ========          ========

                                                  MTB Managed        MTB Managed
                                               Allocation Fund -  Allocation Fund -  Franklin Income
                                                 Conservative         Moderate       Securities Fund
                                                 Growth II (1)        Growth II       (Class 2) (2)
                                               -----------------  -----------------  ---------------
Investment income:
   Dividends                                        $   279            $  2,241         $  14,272
                                                    -------            --------         ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                     (141)             (1,946)           (5,292)
                                                    -------            --------         ---------
Net investment income (loss)                            138                 295             8,980
                                                    -------            --------         ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                            473              12,773            43,470
   Cost of shares sold                                 (532)            (16,515)          (54,945)
                                                    -------            --------         ---------
Net realized gains (losses) from securities
   transactions                                         (59)             (3,742)          (11,475)
Realized gain distributions                             479               9,090             5,976
                                                    -------            --------         ---------
Net realized gains (losses)                             420               5,348            (5,499)
                                                    -------            --------         ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                    0              (3,585)                0
   End of period                                     (3,706)            (58,613)         (201,918)
                                                    -------            --------         ---------
Change in net unrealized appreciation
   (depreciation) of investments                     (3,706)            (55,028)         (201,918)
                                                    -------            --------         ---------
Increase (decrease) in net assets from
   operations                                       $(3,148)           $(49,385)        $(198,437)
                                                    =======            ========         =========

(1)  For the period from May 12, 2008 (inception) to December 31, 2008.

(2)  For the period from February 4, 2008 (inception) to December 31, 2008.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                               Franklin Templeton
                                                  VIP Founding
                                                Funds Allocation
                                                      Fund
                                                 (Class 2) (2)
                                               -------------------
Investment income:
   Dividends                                        $  43,045
                                                    ---------
Expenses:
   Charges for distribution, mortality and
      expense risk                                    (11,228)
                                                    ---------
Net investment income (loss)                           31,817
                                                    ---------
Net realized gains (losses) from securities
   transactions:
   Proceeds from shares sold                           23,803
   Cost of shares sold                                (33,999)
                                                    ---------
Net realized gains (losses) from securities
   transactions                                       (10,196)
Realized gain distributions                            42,695
                                                    ---------
Net realized gains (losses)                            32,499
                                                    ---------
Net unrealized appreciation (depreciation) of
   investments:
   Beginning of period                                      0
   End of period                                     (569,252)
                                                    ---------
Change in net unrealized appreciation
   (depreciation) of investments                     (569,252)
                                                    ---------
Increase (decrease) in net assets from
   operations                                       $(504,936)
                                                    =========

(2)  For the period from February 4, 2008 (inception) to December 31, 2008.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008

                                                                    Capital    Government and
                                               Asset Allocation  Appreciation   Quality Bond                     Natural Resources
                                                   Portfolio       Portfolio      Portfolio    Growth Portfolio      Portfolio
                                                   (Class 1)       (Class 1)      (Class 1)        (Class 1)         (Class 1)
                                               ----------------  ------------  --------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $    93,301     $   (255,951)  $   344,693      $   (69,812)       $   (47,691)
   Net realized gains (losses) from
      securities transactions                        993,521        3,623,375       (72,095)         840,251          2,359,537
   Change in net unrealized appreciation
      (depreciation) of investments               (2,808,524)     (11,776,885)       29,127       (4,883,628)        (6,388,349)
                                                 -----------     ------------   -----------      -----------        -----------
      Increase (decrease) in net assets from
         operations                               (1,721,702)      (8,409,461)      301,725       (4,113,189)        (4,076,503)
                                                 -----------     ------------   -----------      -----------        -----------
From capital transactions:
   Net proceeds from units sold                      305,197           14,789        44,114           22,171             24,864
   Cost of units redeemed                         (2,017,154)      (3,640,065)   (4,044,488)      (1,786,855)        (1,028,727)
   Net transfers                                    (211,569)      (1,082,669)    1,639,814         (473,344)          (797,083)
   Contract maintenance charge                        (2,173)          (5,277)       (3,404)          (2,780)            (1,659)
                                                 -----------     ------------   -----------      -----------        -----------
      Increase (decrease) in net assets from
         capital transactions                     (1,925,699)      (4,713,222)   (2,363,964)      (2,240,808)        (1,802,605)
                                                 -----------     ------------   -----------      -----------        -----------
Increase (decrease) in net assets                 (3,647,401)     (13,122,683)   (2,062,239)      (6,353,997)        (5,879,108)
Net assets at beginning of period                  8,441,259       23,633,281    14,162,953       11,517,240          9,382,357
                                                 -----------     ------------   -----------      -----------        -----------
Net assets at end of period                      $ 4,793,858     $ 10,510,598   $12,100,714      $ 5,163,243        $ 3,503,249
                                                 ===========     ============   ===========      ===========        ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         12,032              305         2,385              630                376
   Units redeemed                                    (80,872)         (81,175)     (221,312)         (56,983)           (19,081)
   Units transferred                                  (9,447)         (23,911)       88,282          (16,659)           (15,574)
                                                 -----------     ------------   -----------      -----------        -----------
Increase (decrease) in units outstanding             (78,287)        (104,781)     (130,645)         (73,012)           (34,279)
Beginning units                                      312,307          431,219       774,986          309,303            140,008
                                                 -----------     ------------   -----------      -----------        -----------
Ending units                                         234,020          326,438       644,341          236,291            105,729
                                                 ===========     ============   ===========      ===========        ===========

                                                                    Capital    Government and
                                               Asset Allocation  Appreciation  Quality Bond
                                                   Portfolio      Portfolio      Portfolio
                                                   (Class 3)      (Class 3)      (Class 3)
                                               ----------------  ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $    37,773     $   (253,564)  $   716,436
   Net realized gains (losses) from
      securities transactions                        281,152        3,456,087       (49,159)
   Change in net unrealized appreciation
      (depreciation) of investments               (1,038,205)     (12,007,612)      (30,661)
                                                 -----------     ------------   -----------
      Increase (decrease) in net assets from
         operations                                 (719,280)      (8,805,089)      636,616
                                                 -----------     ------------   -----------
From capital transactions:
   Net proceeds from units sold                      241,779        1,516,830     3,926,086
   Cost of units redeemed                            (24,875)        (868,897)   (2,108,156)
   Net transfers                                    (125,907)       1,099,661      (340,839)
   Contract maintenance charge                          (470)          (2,225)       (3,532)
                                                 -----------     ------------   -----------
      Increase (decrease) in net assets from
         capital transactions                         90,527        1,745,369     1,473,559
                                                 -----------     ------------   -----------
Increase (decrease) in net assets                   (628,753)      (7,059,720)    2,110,175
Net assets at beginning of period                  2,865,079       20,055,223    23,995,800
                                                 -----------     ------------   -----------
Net assets at end of period                      $ 2,236,326     $ 12,995,503   $26,105,975
                                                 ===========     ============   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         11,522           45,492       240,816
   Units redeemed                                     (1,138)         (22,596)     (118,198)
   Units transferred                                  (4,769)          45,083       (17,061)
                                                 -----------     ------------   -----------
Increase (decrease) in units outstanding               5,615           67,979       105,557
Beginning units                                      107,800          415,143     1,343,538
                                                 -----------     ------------   -----------
Ending units                                         113,415          483,122     1,449,095
                                                 ===========     ============   ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                 Natural Resources  Aggressive Growth  Alliance Growth
                                               Growth Portfolio      Portfolio          Portfolio         Portfolio
                                                   (Class 3)         (Class 3)          (Class 1)         (Class 1)
                                               ----------------  -----------------  -----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (99,044)       $   (76,662)       $   (34,358)     $   (224,121)
   Net realized gains (losses) from
       securities transactions                     1,283,048          1,758,247           (500,389)       (1,180,108)
   Change in net unrealized appreciation
      (depreciation) of investments               (5,702,930)        (6,814,489)        (1,870,823)       (6,828,521)
                                                 -----------        -----------        -----------      ------------
      Increase (decrease) in net assets from
         operations                               (4,518,926)        (5,132,904)        (2,405,570)       (8,232,750)
                                                 -----------        -----------        -----------      ------------
From capital transactions:
   Net proceeds from units sold                      812,230            884,731              3,330           239,116
   Cost of units redeemed                           (506,317)          (282,950)          (868,716)       (3,695,465)
   Net transfers                                     312,970          1,563,575           (296,178)         (697,755)
   Contract maintenance charge                        (1,229)            (1,672)            (1,825)           (8,011)
                                                 -----------        -----------        -----------      ------------
      Increase (decrease) in net assets from
         capital transactions                        617,654          2,163,684         (1,163,389)       (4,162,115)
                                                 -----------        -----------        -----------      ------------
Increase (decrease) in net assets                 (3,901,272)        (2,969,220)        (3,568,959)      (12,394,865)
Net assets at beginning of period                 10,375,610          8,543,766          5,378,067        22,663,561
                                                 -----------        -----------        -----------      ------------
Net assets at end of period                      $ 6,474,338        $ 5,574,546        $ 1,809,108      $ 10,268,696
                                                 ===========        ===========        ===========      ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         33,860             21,968                253             7,532
   Units redeemed                                    (18,235)            (6,315)           (65,777)         (119,538)
   Units transferred                                  17,727             37,175            (21,396)          (23,470)
                                                 -----------        -----------        -----------      ------------
Increase (decrease) in units outstanding              33,352             52,828            (86,920)         (135,476)
Beginning units                                      283,565            136,467            311,668           605,572
                                                 -----------        -----------        -----------      ------------
Ending units                                         316,917            189,295            224,748           470,096
                                                 ===========        ===========        ===========      ============

                                                                   Blue Chip Growth  Capital Growth  Cash Management
                                               Balanced Portfolio      Portfolio       Portfolio        Portfolio
                                                    (Class 1)          (Class 1)       (Class 1)        (Class 1)
                                               ------------------  ----------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $    85,941       $   (16,458)      $  (12,967)     $   252,613
   Net realized gains (losses) from
       securities transactions                        (211,808)           93,557           17,366          (71,520)
   Change in net unrealized appreciation
      (depreciation) of investments                 (1,437,234)         (744,364)        (503,803)        (212,565)
                                                   -----------       -----------       ----------      -----------
      Increase (decrease) in net assets from
         operations                                 (1,563,101)         (667,265)        (499,404)         (31,472)
                                                   -----------       -----------       ----------      -----------
From capital transactions:
   Net proceeds from units sold                         13,708             2,118            4,074           27,632
   Cost of units redeemed                           (1,309,722)         (231,337)        (161,121)      (8,097,116)
   Net transfers                                       (57,024)         (241,174)         237,175        7,556,753
   Contract maintenance charge                          (2,433)             (362)            (184)          (2,459)
                                                   -----------       -----------       ----------      -----------
      Increase (decrease) in net assets from
         capital transactions                       (1,355,471)         (470,755)          79,944         (515,190)
                                                   -----------       -----------       ----------      -----------
Increase (decrease) in net assets                   (2,918,572)       (1,138,020)        (419,460)        (546,662)
Net assets at beginning of period                    6,652,880         2,022,555        1,025,914       11,560,079
                                                   -----------       -----------       ----------      -----------
Net assets at end of period                        $ 3,734,308       $   884,535       $  606,454      $11,013,417
                                                   ===========       ===========       ==========      ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                              912               389              517            2,001
   Units redeemed                                      (87,057)          (38,629)         (23,959)        (588,371)
   Units transferred                                    (4,126)          (38,800)          34,045          549,493
                                                   -----------       -----------       ----------      -----------
Increase (decrease) in units outstanding               (90,271)          (77,040)          10,603          (36,877)
Beginning units                                        390,821           283,134          112,149          838,478
                                                   -----------       -----------       ----------      -----------
Ending units                                           300,550           206,094          122,752          801,601
                                                   ===========       ===========       ==========      ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)


                                               Corporate Bond   Davis Venture    "Dogs" of Wall   Emerging Markets
                                                  Portfolio    Value Portfolio  Street Portfolio      Portfolio
                                                  (Class 1)       (Class 1)         (Class 1)         (Class 1)
                                               --------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   156,252     $      6,888       $   29,006       $    (8,297)
   Net realized gains (losses) from
      securities transactions                       (18,193)       5,877,159          163,874         2,114,626
   Change in net unrealized appreciation
      (depreciation) of investments                (694,686)     (19,263,393)        (689,336)       (6,772,156)
                                                -----------     ------------       ----------       -----------
      Increase (decrease) in net assets from
         operations                                (556,627)     (13,379,346)        (496,456)       (4,665,827)
                                                -----------     ------------       ----------       -----------
From capital transactions:
   Net proceeds from units sold                       9,050          315,835            1,047             2,821
   Cost of units redeemed                        (1,597,411)      (6,165,067)        (310,831)         (895,184)
   Net transfers                                   (172,421)      (2,525,654)         (72,954)         (850,199)
   Contract maintenance charge                       (1,379)         (10,380)            (562)           (1,441)
                                                -----------     ------------       ----------       -----------
      Increase (decrease) in net assets from
         capital transactions                    (1,762,161)      (8,385,266)        (383,300)       (1,744,003)
                                                -----------     ------------       ----------       -----------
Increase (decrease) in net assets                (2,318,788)     (21,764,612)        (879,756)       (6,409,830)
Net assets at beginning of period                 7,018,427       40,562,908        2,042,844         9,186,700
                                                -----------     ------------       ----------       -----------
Net assets at end of period                     $ 4,699,639     $ 18,798,296       $1,163,088       $ 2,776,870
                                                ===========     ============       ==========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           489            8,626               83               132
   Units redeemed                                   (88,676)        (176,950)         (27,410)          (45,910)
   Units transferred                                (10,712)         (70,469)          (7,070)          (54,584)
                                                -----------     ------------       ----------       -----------
Increase (decrease) in units outstanding            (98,899)        (238,793)         (34,397)         (100,362)
Beginning units                                     376,365          998,715          161,862           343,033
                                                -----------     ------------       ----------       -----------
Ending units                                        277,466          759,922          127,465           242,671
                                                ===========     ============       ==========       ===========

                                                   Equity
                                                Opportunities     Fundamental    Global Bond  Global Equities
                                                  Portfolio    Growth Portfolio   Portfolio      Portfolio
                                                  (Class 1)        (Class 1)      (Class 1)      (Class 1)
                                                -------------  ----------------  -----------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $     3,112     $   (71,150)    $    53,052    $    26,440
   Net realized gains (losses) from
      securities transactions                        795,736        (438,786)        172,066        (23,993)
   Change in net unrealized appreciation
      (depreciation) of investments               (3,152,502)     (2,039,791)       (143,916)    (2,347,288)
                                                 -----------     -----------     -----------    -----------
      Increase (decrease) in net assets from
         operations                               (2,353,654)     (2,549,727)         81,202     (2,344,841)
                                                 -----------     -----------     -----------    -----------
From capital transactions:
   Net proceeds from units sold                        6,422          26,131          14,836          5,634
   Cost of units redeemed                           (826,444)       (957,971)     (1,186,754)      (873,570)
   Net transfers                                     556,701         176,762         954,167         73,757
   Contract maintenance charge                        (1,209)         (2,505)           (765)        (1,478)
                                                 -----------     -----------     -----------    -----------
      Increase (decrease) in net assets from
         capital transactions                       (264,530)       (757,583)       (218,516)      (795,657)
                                                 -----------     -----------     -----------    -----------
Increase (decrease) in net assets                 (2,618,184)     (3,307,310)       (137,314)    (3,140,498)
Net assets at beginning of period                  5,963,389       6,025,255       3,229,381      5,706,422
                                                 -----------     -----------     -----------    -----------
Net assets at end of period                      $ 3,345,205     $ 2,717,945     $ 3,092,067    $ 2,565,924
                                                 ===========     ===========     ===========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                            379           1,381             745            255
   Units redeemed                                    (48,146)        (53,074)        (58,337)       (41,800)
   Units transferred                                  26,222           4,289          44,517           (123)
                                                 -----------     -----------     -----------    -----------
Increase (decrease) in units outstanding             (21,545)        (47,404)        (13,075)       (41,668)
Beginning units                                      289,893         279,353         163,504        215,330
                                                 -----------     -----------     -----------    -----------
Ending units                                         268,348         231,949         150,429        173,662
                                                 ===========     ===========     ===========    ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                  Growth                                           International
                                               Opportunities   Growth-Income  High-Yield Bond  Diversified Equities
                                                 Portfolio       Portfolio       Portfolio           Portfolio
                                                 (Class 1)       (Class 1)       (Class 1)           (Class 1)
                                               -------------  --------------  ---------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $ (11,848)    $    (69,025)    $   518,614        $    99,047
   Net realized gains (losses) from
       securities transactions                      41,434        1,417,274        (660,466)           395,266
   Change in net unrealized appreciation
      (depreciation) of investments               (387,226)      (8,668,902)     (2,021,683)        (3,366,166)
                                                 ---------     ------------     -----------        -----------
      Increase (decrease) in net assets from
         operations                               (357,640)      (7,320,653)     (2,163,535)        (2,871,853)
                                                 ---------     ------------     -----------        -----------
From capital transactions:
   Net proceeds from units sold                      1,680           19,877          34,546             24,763
   Cost of units redeemed                         (226,776)      (3,216,234)     (1,354,200)        (1,060,892)
   Net transfers                                   195,474         (651,355)     (2,296,989)             8,829
   Contract maintenance charge                        (244)          (5,847)         (1,618)            (1,488)
                                                 ---------     ------------     -----------        -----------
      Increase (decrease) in net assets from
         capital transactions                      (29,866)      (3,853,559)     (3,618,261)        (1,028,788)
                                                 ---------     ------------     -----------        -----------
Increase (decrease) in net assets                 (387,506)     (11,174,212)     (5,781,796)        (3,900,641)
Net assets at beginning of period                  950,205       19,342,480       9,189,786          7,707,529
                                                 ---------     ------------     -----------        -----------
Net assets at end of period                      $ 562,699     $  8,168,268     $ 3,407,990        $ 3,806,888
                                                 =========     ============     ===========        ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          274              661           1,672              1,592
   Units redeemed                                  (40,118)        (116,830)        (76,240)           (76,834)
   Units transferred                                31,126          (22,821)       (119,793)            (4,696)
                                                 ---------     ------------     -----------        -----------
Increase (decrease) in units outstanding            (8,718)        (138,990)       (194,361)           (79,938)
Beginning units                                    139,965          558,140         436,769            465,852
                                                 ---------     ------------     -----------        -----------
Ending units                                       131,247          419,150         242,408            385,914
                                                 =========     ============     ===========        ===========

                                                 International    MFS Massachusetts
                                               Growth and Income   Investors Trust   MFS Total Return  Mid-Cap Growth
                                                   Portfolio          Portfolio         Portfolio         Portfolio
                                                   (Class 1)          (Class 1)         (Class 1)         (Class 1)
                                               -----------------  -----------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $    72,202        $   (35,189)      $    192,149     $   (54,769)
   Net realized gains (losses) from
       securities transactions                        952,313            231,834            692,461        (200,038)
   Change in net unrealized appreciation
      (depreciation) of investments                (4,729,477)        (2,307,411)        (4,138,015)     (1,647,414)
                                                  -----------        -----------       ------------     -----------
      Increase (decrease) in net assets from
         operations                                (3,704,962)        (2,110,766)        (3,253,405)     (1,902,221)
                                                  -----------        -----------       ------------     -----------
From capital transactions:
   Net proceeds from units sold                        23,258              3,971            287,476          32,200
   Cost of units redeemed                          (1,375,699)        (1,703,593)        (3,348,219)       (773,352)
   Net transfers                                   (1,403,088)          (284,081)          (682,209)        (36,905)
   Contract maintenance charge                         (1,802)            (1,948)            (3,948)         (1,311)
                                                  -----------        -----------       ------------     -----------
      Increase (decrease) in net assets from
         capital transactions                      (2,757,331)        (1,985,651)        (3,746,900)       (779,368)
                                                  -----------        -----------       ------------     -----------
Increase (decrease) in net assets                  (6,462,293)        (4,096,417)        (7,000,305)     (2,681,589)
Net assets at beginning of period                   9,970,653          7,771,754         16,180,092       4,877,307
                                                  -----------        -----------       ------------     -----------
Net assets at end of period                       $ 3,508,360        $ 3,675,337       $  9,179,787     $ 2,195,718
                                                  ===========        ===========       ============     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           1,289                172             10,582           2,836
   Units redeemed                                     (85,143)           (73,798)          (129,406)        (74,166)
   Units transferred                                  (85,672)           (14,253)           (27,723)         (3,710)
                                                  -----------        -----------       ------------     -----------
Increase (decrease) in units outstanding             (169,526)           (87,879)          (146,547)        (75,040)
Beginning units                                       499,348            303,773            560,824         388,873
                                                  -----------        -----------       ------------     -----------
Ending units                                          329,822            215,894            414,277         313,833
                                                  ===========        ===========       ============     ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)



                                               Real Estate  Technology  Telecom Utility   Total Return
                                                Portfolio    Portfolio     Portfolio     Bond Portfolio
                                                (Class 1)    (Class 1)     (Class 1)       (Class 1)
                                               -----------  ----------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    52,796  $  (8,142)    $    15,170      $   44,841
   Net realized gains (losses) from
      securities transactions                      408,534    (50,198)        (29,242)        (10,274)
   Change in net unrealized appreciation
      (depreciation) of investments             (2,241,948)  (333,552)       (741,101)         39,878
                                               -----------  ---------     -----------      ----------
      Increase (decrease) in net assets from
         operations                             (1,780,618)  (391,892)       (755,173)         74,445
                                               -----------  ---------     -----------      ----------
From capital transactions:
   Net proceeds from units sold                      1,340      1,294           1,879               0
   Cost of units redeemed                         (572,031)   (86,037)       (332,500)       (410,283)
   Net transfers                                  (562,471)   (38,286)         19,926        (130,190)
   Contract maintenance charge                      (1,011)      (156)           (599)           (844)
                                               -----------  ---------     -----------      ----------
      Increase (decrease) in net assets from
         capital transactions                   (1,134,173)  (123,185)       (311,294)       (541,317)
                                               -----------  ---------     -----------      ----------
Increase (decrease) in net assets               (2,914,791)  (515,077)     (1,066,467)       (466,872)
Net assets at beginning of period                4,886,772    785,794       2,152,052       2,724,530
                                               -----------  ---------     -----------      ----------
Net assets at end of period                    $ 1,971,981  $ 270,717     $ 1,085,585      $2,257,658
                                               ===========  =========     ===========      ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           57        545             110               0
   Units redeemed                                  (23,826)   (44,981)        (22,716)        (18,652)
   Units transferred                               (25,710)   (32,918)          1,041          (5,748)
                                               -----------  ---------     -----------      ----------
Increase (decrease) in units outstanding           (49,479)   (77,354)        (21,565)        (24,400)
Beginning units                                    183,435    272,152         118,963         122,457
                                               -----------  ---------     -----------      ----------
Ending units                                       133,956    194,798          97,398          98,057
                                               ===========  =========     ===========      ==========

                                                                              American Funds
                                                Aggressive                        Asset       American Funds
                                                 Growth     Alliance Growth  Allocation SAST   Global Growth
                                                Portfolio      Portfolio        Portfolio     SAST Portfolio
                                                (Class 3)      (Class 3)        (Class 3)        (Class 3)
                                               -----------  ---------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (18,133)  $   (155,911)     $   (2,330)      $    (5,282)
   Net realized gains (losses) from
      securities transactions                      (48,415)       (34,722)        (10,343)           18,350
   Change in net unrealized appreciation
      (depreciation) of investments               (933,841)    (5,037,673)       (355,575)       (1,787,358)
                                               -----------   ------------      ----------       -----------
      Increase (decrease) in net assets from
         operations                             (1,000,389)    (5,228,306)       (368,248)       (1,774,290)
                                               -----------   ------------      ----------       -----------
From capital transactions:
   Net proceeds from units sold                     98,348         71,494         426,952         2,079,982
   Cost of units redeemed                          (82,481)      (534,223)        (16,815)          (44,670)
   Net transfers                                   (46,654)      (262,962)        342,325         1,616,817
   Contract maintenance charge                        (285)        (1,347)           (111)             (418)
                                               -----------   ------------      ----------       -----------
      Increase (decrease) in net assets from
         capital transactions                      (31,072)      (727,038)        752,351         3,651,711
                                               -----------   ------------      ----------       -----------
Increase (decrease) in net assets               (1,031,461)    (5,955,344)        384,103         1,877,421
Net assets at beginning of period                1,871,727     12,940,033         671,855         2,144,751
                                               -----------   ------------      ----------       -----------
Net assets at end of period                    $   840,266   $  6,984,689      $1,055,958       $ 4,022,172
                                               ===========   ============      ==========       ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        6,263          2,250          42,517           199,443
   Units redeemed                                   (7,880)       (20,375)         (1,744)           (5,367)
   Units transferred                                (2,087)        (6,763)         37,067           178,056
                                               -----------   ------------      ----------       -----------
Increase (decrease) in units outstanding            (3,704)       (24,888)         77,840           372,132
Beginning units                                    110,612        364,831          60,994           176,891
                                               -----------   ------------      ----------       -----------
Ending units                                       106,908        339,943         138,834           549,023
                                               ===========   ============      ==========       ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                               American Funds  American Funds
                                                 Growth SAST   Growth-Income                        Blue Chip Growth
                                                 Portfolio     SAST Portfolio   Balanced Portfolio      Portfolio
                                                 (Class 3)       (Class 3)           (Class 3)          (Class 3)
                                               --------------  --------------  -------------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (37,147)    $   (25,862)       $   11,517          $  (20,562)
   Net realized gains (losses) from
      securities transactions                        (4,980)        (10,225)          (27,077)             (6,255)
   Change in net unrealized appreciation
      (depreciation) of investments              (2,390,573)     (2,284,704)         (226,997)           (716,678)
                                                -----------     -----------        ----------          ----------
      Increase (decrease) in net assets from
         operations                              (2,432,700)     (2,320,791)         (242,557)           (743,495)
                                                -----------     -----------        ----------          ----------
From capital transactions:
   Net proceeds from units sold                   2,502,717       2,336,531            63,906             211,292
   Cost of units redeemed                           (70,444)        (66,109)         (331,521)            (91,028)
   Net transfers                                  2,481,239       2,325,938            35,392             120,022
   Contract maintenance charge                         (511)           (577)             (218)               (253)
                                                -----------     -----------        ----------          ----------
      Increase (decrease) in net assets from
         capital transactions                     4,913,001       4,595,783          (232,441)            240,033
                                                -----------     -----------        ----------          ----------
Increase (decrease) in net assets                 2,480,301       2,274,992          (474,998)           (503,462)
Net assets at beginning of period                 1,943,365       2,938,575         1,067,741           1,639,385
                                                -----------     -----------        ----------          ----------
Net assets at end of period                     $ 4,423,666     $ 5,213,567        $  592,743          $1,135,923
                                                ===========     ===========        ==========          ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       241,011         245,004             3,093              33,240
   Units redeemed                                    (9,197)         (8,184)          (21,085)            (19,953)
   Units transferred                                289,188         279,747             2,612              23,428
                                                -----------     -----------        ----------          ----------
Increase (decrease) in units outstanding            521,002         516,567           (15,380)             36,715
Beginning units                                     165,497         270,753            63,949             233,074
                                                -----------     -----------        ----------          ----------
Ending units                                        686,499         787,320            48,569             269,789
                                                ===========     ===========        ==========          ==========


                                               Capital Growth  Cash Management   Corporate Bond   Davis Venture
                                                  Portfolio       Portfolio         Portfolio    Value Portfolio
                                                  (Class 3)       (Class 3)         (Class 3)       (Class 3)
                                               --------------  ----------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (38,045)     $   221,282      $   525,263     $    (17,116)
   Net realized gains (losses) from
      securities transactions                        (7,373)          (7,345)        (259,081)       3,117,433
   Change in net unrealized appreciation
      (depreciation) of investments              (1,434,767)        (282,363)      (2,067,837)     (14,012,699)
                                                -----------      -----------      -----------     ------------
      Increase (decrease) in net assets from
         operations                              (1,480,185)         (68,426)      (1,801,655)     (10,912,382)
                                                -----------      -----------      -----------     ------------
From capital transactions:
   Net proceeds from units sold                     749,788          712,788        3,872,676        2,125,525
   Cost of units redeemed                           (70,299)      (3,348,021)        (795,985)      (1,378,534)
   Net transfers                                    954,177        5,462,536          744,782          951,074
   Contract maintenance charge                         (209)            (879)          (1,969)          (3,211)
                                                -----------      -----------      -----------     ------------
      Increase (decrease) in net assets from
         capital transactions                     1,633,457        2,826,424        3,819,504        1,694,854
                                                -----------      -----------      -----------     ------------
Increase (decrease) in net assets                   153,272        2,757,998        2,017,849       (9,217,528)
Net assets at beginning of period                 1,981,845        8,999,290       14,478,797       26,666,455
                                                -----------      -----------      -----------     ------------
Net assets at end of period                     $ 2,135,117      $11,757,288      $16,496,646     $ 17,448,927
                                                ===========      ===========      ===========     ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        84,700           52,880          234,453           77,114
   Units redeemed                                   (10,491)        (248,385)         (46,632)         (48,200)
   Units transferred                                139,345          411,147           38,721           50,867
                                                -----------      -----------      -----------     ------------
Increase (decrease) in units outstanding            213,554          215,642          226,542           79,781
Beginning units                                     220,270          664,280          800,282          690,684
                                                -----------      -----------      -----------     ------------
Ending units                                        433,824          879,922        1,026,824          770,465
                                                ===========      ===========      ===========     ============

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                      Equity
                                                "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value
                                               Street Portfolio     Portfolio        Portfolio      Portfolio
                                                  (Class 3)         (Class 3)        (Class 3)      (Class 3)
                                               ----------------  ----------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   18,323       $    (4,192)     $    (5,500)  $    245,595
   Net realized gains (losses) from
      securities transactions                        170,413         2,645,654          243,725      1,434,704
   Change in net unrealized appreciation
      (depreciation) of investments                 (534,009)       (9,116,251)      (1,146,403)   (10,513,891)
                                                  ----------       -----------      -----------   ------------
      Increase (decrease) in net assets from
         operations                                 (345,273)       (6,474,789)        (908,178)    (8,833,592)
                                                  ----------       -----------      -----------   ------------
From capital transactions:
   Net proceeds from units sold                      137,126         1,383,741           67,264      2,363,018
   Cost of units redeemed                            (32,759)         (252,477)        (150,320)      (971,739)
   Net transfers                                     (52,942)        1,685,140          (42,564)     1,361,557
   Contract maintenance charge                          (201)           (1,229)            (256)        (2,426)
                                                  ----------       -----------      -----------   ------------
      Increase (decrease) in net assets from
         capital transactions                         51,224         2,815,175         (125,876)     2,750,410
                                                  ----------       -----------      -----------   ------------
Increase (decrease) in net assets                   (294,049)       (3,659,614)      (1,034,054)    (6,083,182)
Net assets at beginning of period                  1,190,708         9,414,141        2,354,023     19,274,063
                                                  ----------       -----------      -----------   ------------
Net assets at end of period                       $  896,659       $ 5,754,527      $ 1,319,969   $ 13,190,881
                                                  ==========       ===========      ===========   ============

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         12,113            66,664            4,632        141,330
   Units redeemed                                     (3,214)          (14,658)          (9,915)       (61,882)
   Units transferred                                  (4,227)          111,964           (2,244)       100,466
                                                  ----------       -----------      -----------   ------------
Increase (decrease) in units outstanding               4,672           163,970           (7,527)       179,914
Beginning units                                       95,823           357,660          118,136        873,777
                                                  ----------       -----------      -----------   ------------
Ending units                                         100,495           521,630          110,609      1,053,691
                                                  ==========       ===========      ===========   ============

                                                                                                   Growth
                                                  Fundamental    Global Bond  Global Equities  Opportunities
                                               Growth Portfolio   Portfolio      Portfolio       Portfolio
                                                   (Class 3)      (Class 3)      (Class 3)       (Class 3)
                                               ----------------  -----------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (57,518)    $   81,294     $     9,294     $   (35,013)
   Net realized gains (losses) from
      securities transactions                        (32,179)        95,206          50,790          16,865
   Change in net unrealized appreciation
      (depreciation) of investments               (2,131,399)       (53,278)     (1,090,582)     (1,098,044)
                                                 -----------     ----------     -----------     -----------
      Increase (decrease) in net assets from
         operations                               (2,221,096)       123,222      (1,030,498)     (1,116,192)
                                                 -----------     ----------     -----------     -----------
From capital transactions:
   Net proceeds from units sold                    1,277,360      1,202,927         284,131       1,098,865
   Cost of units redeemed                           (143,029)      (140,182)       (146,061)        (74,342)
   Net transfers                                   1,663,694        987,842         100,758         441,458
   Contract maintenance charge                          (297)          (399)           (227)           (288)
                                                 -----------     ----------     -----------     -----------
      Increase (decrease) in net assets from
         capital transactions                      2,797,728      2,050,188         238,601       1,465,693
                                                 -----------     ----------     -----------     -----------
Increase (decrease) in net assets                    576,632      2,173,410        (791,897)        349,501
Net assets at beginning of period                  2,713,773      2,710,602       2,163,754       2,253,282
                                                 -----------     ----------     -----------     -----------
Net assets at end of period                      $ 3,290,405     $4,884,012     $ 1,371,857     $ 2,602,783
                                                 ===========     ==========     ===========     ===========

ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         75,749         65,137          16,554         190,519
   Units redeemed                                    (10,229)        (7,442)         (6,619)        (14,627)
   Units transferred                                 112,457         49,753           4,916          96,863
                                                 -----------     ----------     -----------     -----------
Increase (decrease) in units outstanding             177,977        107,448          14,851         272,755
Beginning units                                      129,053        143,376          84,281         337,741
                                                 -----------     ----------     -----------     -----------
Ending units                                         307,030        250,824          99,132         610,496
                                                 ===========     ==========     ===========     ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                              High-     International  International
                                                Growth-       Yield      Diversified     Growth and
                                                 Income        Bond        Equities        Income
                                               Portfolio    Portfolio     Portfolio      Portfolio
                                               (Class 3)    (Class 3)     (Class 3)      (Class 3)
                                               ----------  -----------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (6,067) $   249,565   $    241,152   $   180,208
   Net realized gains (losses) from
      securities transactions                      77,077     (106,010)       414,530     1,194,675
   Change in net unrealized appreciation
      (depreciation) of investments              (573,106)  (1,093,144)    (7,584,780)   (8,011,825)
                                               ----------  -----------   ------------   -----------
      Increase (decrease) in net assets from
          operations                             (502,096)    (949,589)    (6,929,098)   (6,636,942)
                                               ----------  -----------   ------------   -----------
From capital transactions:
   Net proceeds from units sold                    57,976      533,790      1,353,332     3,232,398
   Cost of units redeemed                         (24,267)    (123,493)      (654,217)     (383,650)
   Net transfers                                  (53,938)      45,039        883,735     3,761,964
   Contract maintenance charge                       (143)        (386)        (1,859)       (1,100)
                                               ----------  -----------   ------------   -----------
      Increase (decrease) in net assets from
         capital transactions                     (20,372)     454,950      1,580,991     6,609,612
                                               ----------  -----------   ------------   -----------
Increase (decrease) in net assets                (522,468)    (494,639)    (5,348,107)      (27,330)
Net assets at beginning of period               1,095,140    2,620,994     15,550,936     9,892,263
                                               ----------  -----------   ------------   -----------
Net assets at end of period                    $  572,672  $ 2,126,355   $ 10,202,829   $ 9,864,933
                                               ==========  ===========   ============   ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                       3,469       30,726         95,688       215,620
   Units redeemed                                    (989)      (7,110)       (55,093)      (26,691)
   Units transferred                               (3,034)       6,938         66,692       286,477
                                               ----------  -----------   ------------   -----------
Increase (decrease) in units outstanding             (554)      30,554        107,287       475,406
Beginning units                                    33,320      131,880        955,430       510,221
                                               ----------  -----------   ------------   -----------
Ending units                                       32,766      162,434      1,062,717       985,627
                                               ==========  ===========   ============   ===========

                                                 Marsico          MFS            MFS
                                                 Focused     Massachusetts      Total       Mid-Cap
                                                 Growth     Investors Trust     Return      Growth
                                                Portfolio      Portfolio      Portfolio    Portfolio
                                                (Class 3)      (Class 3)      (Class 3)    (Class 3)
                                               -----------  ---------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (24,390)   $   (16,797)   $   158,418  $   (72,949)
   Net realized gains (losses) from
      securities transactions                      385,059         19,742        292,219        8,958
   Change in net unrealized appreciation
      (depreciation) of investments             (1,354,537)    (1,342,535)    (2,894,474)  (2,507,337)
                                               -----------    -----------    -----------  -----------
      Increase (decrease) in net assets from
         operations                               (993,868)    (1,339,590)    (2,443,837)  (2,571,328)
                                               -----------    -----------    -----------  -----------
From capital transactions:
   Net proceeds from units sold                    153,563      1,566,543        753,898      425,352
   Cost of units redeemed                          (68,164)      (243,499)      (600,889)    (262,383)
   Net transfers                                   363,191        726,783        726,388      193,452
   Contract maintenance charge                        (267)          (368)        (1,549)        (662)
                                               -----------    -----------    -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                      448,323      2,049,459        877,848      355,759
                                               -----------    -----------    -----------  -----------
Increase (decrease) in net assets                 (545,545)       709,869     (1,565,989)  (2,215,569)
Net assets at beginning of period                2,046,151      2,816,753      9,485,470    5,538,114
                                               -----------    -----------    -----------  -----------
Net assets at end of period                    $ 1,500,606    $ 3,526,622    $ 7,919,481  $ 3,322,545
                                               ===========    ===========    ===========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                       13,416         80,708         43,120       38,512
   Units redeemed                                   (6,834)       (12,073)       (26,660)     (28,679)
   Units transferred                                33,488         48,350         31,882       25,066
                                               -----------    -----------    -----------  -----------
Increase (decrease) in units outstanding            40,070        116,985         48,342       34,899
Beginning units                                    152,550        112,084        354,932      451,523
                                               -----------    -----------    -----------  -----------
Ending units                                       192,620        229,069        403,274      486,422
                                               ===========    ===========    ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                              Small &       Small
                                                   Real       Mid Cap      Company
                                                  Estate       Value        Value     Technology
                                                Portfolio    Portfolio    Portfolio    Portfolio
                                                (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                               -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   135,709  $  (169,116) $   (48,499) $  (17,840)
   Net realized gains (losses) from
      securities transactions                      665,926      926,351      (37,102)    (14,987)
   Change in net unrealized appreciation
      (depreciation) of investments             (4,793,529)  (6,538,081)  (1,577,746)   (780,297)
                                               -----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         operations                             (3,991,894)  (5,780,846)  (1,663,347)   (813,124)
                                               -----------  -----------  -----------  ----------
From capital transactions:
   Net proceeds from units sold                  1,840,463    3,317,402    1,401,174     122,022
   Cost of units redeemed                         (294,345)    (530,520)    (114,732)    (35,139)
   Net transfers                                 1,925,848    2,411,731    1,108,420     342,318
   Contract maintenance charge                      (1,035)      (1,941)        (418)       (273)
                                               -----------  -----------  -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    3,470,931    5,196,672    2,394,444     428,928
                                               -----------  -----------  -----------  ----------
Increase (decrease) in net assets                 (520,963)    (584,174)     731,097    (384,196)
Net assets at beginning of period                6,732,627   12,246,053    3,061,885   1,270,937
                                               -----------  -----------  -----------  ----------
Net assets at end of period                    $ 6,211,664  $11,661,879  $ 3,792,982  $  886,741
                                               ===========  ===========  ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                       88,999      216,789      158,914      51,526
   Units redeemed                                  (15,059)     (36,952)     (15,226)    (16,897)
   Units transferred                               119,638      183,884      152,159     168,401
                                               -----------  -----------  -----------  ----------
Increase (decrease) in units outstanding           193,578      363,721      295,847     203,030
Beginning units                                    257,567      676,262      329,965     448,012
                                               -----------  -----------  -----------  ----------
Ending units                                       451,145    1,039,983      625,812     651,042
                                               ===========  ===========  ===========  ==========

                                                             Total
                                                Telecom     Return     Capital
                                                Utility      Bond       Growth      Comstock
                                               Portfolio   Portfolio  Portfolio    Portfolio
                                               (Class 3)   (Class 3)  (Class II)   (Class II)
                                               ---------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   5,669  $  121,188  $  (7,696)  $    31,121
   Net realized gains (losses) from
      securities transactions                       (544)      4,005     (4,822)        9,011
   Change in net unrealized appreciation
      (depreciation) of investments             (245,874)    144,108   (339,827)   (2,557,476)
                                               ---------  ----------  ----------  -----------
      Increase (decrease) in net assets from
         operations                             (240,749)    269,301   (352,345)   (2,517,344)
                                               ---------  ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                   93,176   3,514,270     55,396     1,809,022
   Cost of units redeemed                         (8,362)    (65,117)   (19,888)     (454,778)
   Net transfers                                 224,149   1,422,832    (12,809)      876,257
   Contract maintenance charge                      (112)       (151)       (42)         (785)
                                               ---------  ----------  ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    308,851   4,871,834     22,657     2,229,716
                                               ---------  ----------  ----------  -----------
Increase (decrease) in net assets                 68,102   5,141,135   (329,688)     (287,628)
Net assets at beginning of period                412,381     755,443    684,414     5,687,439
                                               ---------  ----------  ----------  -----------
Net assets at end of period                    $ 480,483  $5,896,578  $ 354,726   $ 5,399,811
                                               =========  ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                      5,714     173,630      5,426       157,846
   Units redeemed                                   (671)     (3,108)    (2,256)      (39,431)
   Units transferred                              15,656      71,774     (1,106)       93,684
                                               ---------  ----------  ----------  -----------
Increase (decrease) in units outstanding          20,699     242,296      2,064       212,099
Beginning units                                   23,105      35,044     60,494       413,084
                                               ---------  ----------  ----------  -----------
Ending units                                      43,804     277,340     62,558       625,183
                                               =========  ==========  ==========  ===========

     The accompanying notes are an integral part of the financia statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                  Growth     Diversified     Equity
                                                and Income  International    Income      Income
                                                Portfolio      Account       Account     Account
                                                (Class II)    (Class 2)     (Class 2)   (Class 2)
                                               -----------  -------------  -----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    18,619    $    (866)   $    12,714  $  32,348
   Net realized gains (losses) from
      securities transactions                      229,084      105,911        112,399    (19,801)
   Change in net unrealized appreciation
      (depreciation) of investments             (6,913,252)    (484,545)      (892,805)   (34,349)
                                               -----------    ---------    -----------  ---------
      Increase (decrease) in net assets from
         operations                             (6,665,549)    (379,500)      (767,692)   (21,802)
                                               -----------    ---------    -----------  ---------
From capital transactions:
   Net proceeds from units sold                  3,879,453        4,176          4,206          0
   Cost of units redeemed                         (825,300)     (72,245)      (157,636)  (230,512)
   Net transfers                                 1,601,843      (43,554)      (505,087)   (27,028)
   Contract maintenance charge                      (2,121)        (108)          (440)       (67)
                                               -----------    ---------    -----------  ---------
      Increase (decrease) in net assets from
         capital transactions                    4,653,875     (111,731)      (658,957)  (257,607)
                                               -----------    ---------    -----------  ---------
Increase (decrease) in net assets               (2,011,674)    (491,231)    (1,426,649)  (279,409)
Net assets at beginning of period               16,921,569      889,460      2,681,738    607,656
                                               -----------    ---------    -----------  ---------
Net assets at end of period                    $14,909,895    $ 398,229    $ 1,255,089  $ 328,247
                                               ===========    =========    ===========  =========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                      294,193          541            432          0
   Units redeemed                                  (67,618)      (9,958)       (18,921)   (31,444)
   Units transferred                               135,076       (6,052)       (51,892)    (3,615)
                                               -----------    ---------    -----------  ---------
Increase (decrease) in units outstanding           361,651      (15,469)       (70,381)   (35,059)
Beginning units                                  1,091,833      101,696        252,964     81,716
                                               -----------    ---------    -----------  ---------
Ending units                                     1,453,484       86,227        182,583     46,657
                                               ===========    =========    ===========  =========

                                                LargeCap    LargeCap     MidCap       Money
                                                 Blend       Growth      Stock        Market
                                               Account II   Account     Account      Account
                                               (Class 2)   (Class 2)   (Class 2)    (Class 2)
                                               ----------  ---------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (507)  $ (1,081)  $    (5,169) $    2,264
   Net realized gains (losses) from
      securities transactions                     29,794      7,406       393,636           0
   Change in net unrealized appreciation
      (depreciation) of investments              (85,974)   (46,004)   (1,147,553)          0
                                                --------   --------   -----------  ----------
      Increase (decrease) in net assets from
         operations                              (56,687)   (39,679)     (759,086)      2,264
                                                --------   --------   -----------  ----------
From capital transactions:
   Net proceeds from units sold                        0          0         7,811           0
   Cost of units redeemed                        (10,926)   (26,257)     (163,101)   (664,502)
   Net transfers                                 (27,420)   (29,247)          333   1,186,178
   Contract maintenance charge                       (26)        (6)       (1,221)       (151)
                                                --------   --------   -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    (38,372)   (55,510)     (156,178)    521,525
                                                --------   --------   -----------  ----------
Increase (decrease) in net assets                (95,059)   (95,189)     (915,264)    523,789
Net assets at beginning of period                173,866    135,137     2,474,987     196,453
                                                --------   --------   -----------  ----------
Net assets at end of period                     $ 78,807   $ 39,948   $ 1,559,723  $  720,242
                                                ========   ========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                          0          0           852           0
   Units redeemed                                 (2,304)    (3,415)      (23,723)   (110,261)
   Units transferred                              (4,370)    (3,962)           45     196,620
                                                --------   --------   -----------  ----------
Increase (decrease) in units outstanding          (6,674)    (7,377)      (22,826)     86,359
Beginning units                                   24,305     15,727       259,847      32,902
                                                --------   --------   -----------  ----------
Ending units                                      17,631      8,350       237,021     119,261
                                                ========   ========   ===========  ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                              Real                       SAM
                                                Mortgage     Estate        SAM      Conservative
                                               Securities  Securities    Balanced     Balanced
                                                 Account     Account    Portfolio     Portfolio
                                                (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                               ----------  ----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   339    $    203   $   307,005   $   23,733
   Net realized gains (losses) from
      securities transactions                       (225)     (1,335)    1,627,339       63,980
   Change in net unrealized appreciation
      (depreciation) of investments                   22     (10,335)   (5,882,765)    (309,764)
                                                 -------    --------   -----------   ----------
      Increase (decrease) in net assets from
         operations                                  136     (11,467)   (3,948,421)    (222,051)
                                                 -------    --------   -----------   ----------
From capital transactions:
   Net proceeds from units sold                        0           0       645,492        1,544
   Cost of units redeemed                         (2,586)     (4,433)   (1,348,178)    (620,180)
   Net transfers                                    (570)    (17,284)     (651,542)      (7,826)
   Contract maintenance charge                       (14)        (36)       (4,372)        (643)
                                                 -------    --------   -----------   ----------
   Increase (decrease) in net assets from
      capital transactions                        (3,170)    (21,753)   (1,358,600)    (627,105)
                                                 -------    --------   -----------   ----------
Increase (decrease) in net assets                 (3,034)    (33,220)   (5,307,021)    (849,156)
Net assets at beginning of period                  6,937      53,689    15,150,651    1,498,961
                                                 -------    --------   -----------   ----------
Net assets at end of period                      $ 3,903    $ 20,469   $ 9,843,630   $  649,805
                                                 =======    ========   ===========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          0           0        65,237          215
   Units redeemed                                   (376)       (274)     (139,135)     (88,938)
   Units transferred                                 (82)     (1,056)      (71,650)      (1,079)
                                                 -------    --------   -----------   ----------
Increase (decrease) in units outstanding            (458)     (1,330)     (145,548)     (89,802)
Beginning units                                    1,013       3,152     1,428,804      197,468
                                                 -------    --------   -----------   ----------
Ending units                                         555       1,822     1,283,256      107,666
                                                 =======    ========   ===========   ==========

                                                    SAM          SAM        SAM
                                               Conservative   Flexible   Strategic  Short-Term
                                                  Growth       Income      Growth     Income
                                                 Portfolio    Portfolio  Portfolio    Account
                                                 (Class 2)    (Class 2)  (Class 2)   (Class 2)
                                               ------------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $    50,805  $   91,338  $   6,954    $  (114)
   Net realized gains (losses) from
      securities transactions                       309,041      60,049     81,646     (2,442)
   Change in net unrealized appreciation
      (depreciation) of investments              (1,296,896)   (416,639)  (239,884)      (831)
                                                -----------  ----------  ---------    -------
      Increase (decrease) in net assets from
         operations                                (937,050)   (265,252)  (151,284)    (3,387)
                                                -----------  ----------  ---------    -------
From capital transactions:
   Net proceeds from units sold                     117,615       1,589      4,852          0
   Cost of units redeemed                          (607,855)   (755,770)  (122,582)    (2,689)
   Net transfers                                   (200,145)     58,993    (42,674)    18,639
   Contract maintenance charge                         (646)       (905)       (70)       (38)
                                                -----------  ----------  ---------    -------
   Increase (decrease) in net assets from
      capital transactions                         (691,031)   (696,093)  (160,474)    15,912
                                                -----------  ----------  ---------    -------
Increase (decrease) in net assets                (1,628,081)   (961,345)  (311,758)    12,525
Net assets at beginning of period                 3,201,477   2,242,137    535,497     28,500
                                                -----------  ----------  ---------    -------
Net assets at end of period                     $ 1,573,396  $1,280,792  $ 223,739    $41,025
                                                ===========  ==========  =========    =======
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                        10,814         191        427          0
   Units redeemed                                   (60,941)    (93,047)   (10,327)      (401)
   Units transferred                                (20,673)      3,004     (3,756)     2,424
                                                -----------  ----------  ---------    -------
Increase (decrease) in units outstanding            (70,800)    (89,852)   (13,656)     2,023
Beginning units                                     282,321     265,234     42,686      4,211
                                                -----------  ----------  ---------    -------
Ending units                                        211,521     175,382     29,030      6,234
                                                ===========  ==========  =========    =======

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                                                                  Columbia
                                                                      Columbia    Marsico
                                                                        High      Focused
                                                SmallCap     West       Yield     Equities
                                                 Growth      Coast      Fund,      Fund,
                                                Account     Equity    Variable    Variable
                                                  II        Account    Series      Series
                                               (Class 2)   (Class 2)  (Class A)  (Class A)
                                               ---------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    (872) $   (5,209) $ 18,637   $  (9,287)
   Net realized gains (losses) from
      securities transactions                     (7,466)     73,679    (3,824)     96,113
   Change in net unrealized appreciation
      (depreciation) of investments              (23,597)   (337,033)  (75,333)   (413,170)
                                               ---------  ----------  --------   ---------
      Increase (decrease) in net assets from
         operations                              (31,935)   (268,563)  (60,520)   (326,344)
                                               ---------  ----------  --------   ---------
From capital transactions:
   Net proceeds from units sold                        0           0     4,267      39,639
   Cost of units redeemed                        (96,371)   (129,132)  (24,715)    (14,757)
   Net transfers                                     462    (145,869)   23,473      53,721
   Contract maintenance charge                       (13)        (95)      (64)       (151)
                                               ---------  ----------  --------   ---------
      Increase (decrease) in net assets from
         capital transactions                    (95,922)   (275,096)    2,961      78,452
                                               ---------  ----------  --------   ---------
Increase (decrease) in net assets               (127,857)   (543,659)  (57,559)   (247,892)
Net assets at beginning of period                148,801   1,000,412   229,122     723,363
                                               ---------  ----------  --------   ---------
Net assets at end of period                    $  20,944  $  456,753  $171,563   $ 475,471
                                               =========  ==========  ========   =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          0           0       271       3,379
   Units redeemed                                (16,361)    (11,190)   (1,618)     (1,301)
   Units transferred                                  90     (11,892)    1,499       5,419
                                               ---------  ----------  --------   ---------
Increase (decrease) in units outstanding         (16,271)    (23,082)      152       7,497
Beginning units                                   21,484      76,526    14,454      54,249
                                               ---------  ----------  --------   ---------
Ending units                                       5,213      53,444    14,606      61,746
                                               =========  ==========  ========   =========





                                                  Asset       Global
                                               Allocation     Growth       Growth    Growth-Income
                                                  Fund         Fund         Fund          Fund
                                                (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                               ----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   37,512  $    40,301  $   (88,368)  $    42,567
   Net realized gains (losses) from
      securities transactions                      58,529      984,771    1,245,389       596,450
   Change in net unrealized appreciation
      (depreciation) of investments              (738,054)  (7,438,214)  (8,509,883)   (8,079,892)
                                               ----------  -----------  -----------   -----------
      Increase (decrease) in net assets from
         operations                              (642,013)  (6,413,142)  (7,352,862)   (7,440,875)
                                               ----------  -----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                   512,967      762,012      482,383     1,102,972
   Cost of units redeemed                         (98,990)  (1,030,101)    (850,960)   (1,605,452)
   Net transfers                                  277,486       (1,620)   1,021,420       589,590
   Contract maintenance charge                       (255)      (1,781)      (1,836)       (2,009)
                                               ----------  -----------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                     691,208     (271,490)     651,007        85,101
                                               ----------  -----------  -----------   -----------
Increase (decrease) in net assets                  49,195   (6,684,632)  (6,701,855)   (7,355,774)
Net assets at beginning of period               1,605,242   16,060,278   15,810,039    18,755,270
                                               ----------  -----------  -----------   -----------
Net assets at end of period                    $1,654,437  $ 9,375,646  $ 9,108,184   $11,399,496
                                               ==========  ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      31,595       33,805       24,046        62,333
   Units redeemed                                  (6,230)     (54,804)     (52,938)     (106,725)
   Units transferred                               18,195       (5,467)      58,360        33,940
                                               ----------  -----------  -----------   -----------
Increase (decrease) in units outstanding           43,560      (26,466)      29,468       (10,452)
Beginning units                                    91,779      651,852      706,773       990,371
                                               ----------  -----------  -----------   -----------
Ending units                                      135,339      625,386      736,241       979,919
                                               ==========  ===========  ===========   ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)


                                                  Growth        Mid        MTB       MTB
                                                   and          Cap       Large     Large
                                                  Income       Value       Cap       Cap
                                                Portfolio    Portfolio   Growth     Value
                                                (Class VC)  (Class VC)   Fund II   Fund II
                                               -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    24,465  $     753   $   (465) $   (251)
   Net realized gains (losses) from
      securities transactions                     (162,450)   (35,915)    (1,146)   (2,607)
   Change in net unrealized appreciation
      (depreciation) of investments             (4,001,555)   (56,090)   (28,017)  (86,224)
                                               -----------  ---------   --------  --------
      Increase (decrease) in net assets from
         operations                             (4,139,540)   (91,252)   (29,628)  (89,082)
                                               -----------  ---------   --------  --------
From capital transactions:
   Net proceeds from units sold                  2,241,574     31,105      3,194    26,000
   Cost of units redeemed                         (293,844)   (52,927)    (3,021)   (2,573)
   Net transfers                                 1,544,376      3,434     64,178    51,274
   Contract maintenance charge                      (1,045)       (74)       (11)      (44)
                                               -----------  ---------   --------  --------
   Increase (decrease) in net assets from
      capital transactions                       3,491,061    (18,462)    64,340    74,657
                                               -----------  ---------   --------  --------
Increase (decrease) in net assets                 (648,479)  (109,714)    34,712   (14,425)
Net assets at beginning of period                8,560,516    246,502     35,152   172,372
                                               -----------  ---------   --------  --------
Net assets at end of period                    $ 7,912,037  $ 136,788   $ 69,864  $157,947
                                               ===========  =========   ========  ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      188,714      2,515        341     2,891
   Units redeemed                                  (28,451)    (4,128)      (367)     (369)
   Units transferred                               140,549        388      7,746     6,988
                                               -----------  ---------   --------  --------
Increase (decrease) in units outstanding           300,812     (1,225)     7,720     9,510
Beginning units                                    611,579     15,888      3,341    17,764
                                               -----------  ---------   --------  --------
Ending units                                       912,391     14,663     11,061    27,274
                                               ===========  =========   ========  ========

                                                   MTB          MTB           MTB
                                                 Managed      Managed       Managed      Franklin
                                               Allocation    Allocation   Allocation      Income
                                                 Fund -        Fund -       Fund -      Securities
                                               Aggressive   Conservative   Moderate        Fund
                                               Growth II   Growth II (1)   Growth II  (Class 2) (2)
                                               ----------  -------------  ----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (1,266)   $       138    $    295   $    8,980
   Net realized gains (losses) from
      securities transactions                     16,400            420       5,348       (5,499)
   Change in net unrealized appreciation
      (depreciation) of investments              (89,354)        (3,706)    (55,028)    (201,918)
                                                --------    -----------    --------   ----------
      Increase (decrease) in net assets from
         operations                              (74,220)        (3,148)    (49,385)    (198,437)
                                                --------    -----------    --------   ----------
From capital transactions:
   Net proceeds from units sold                        0         16,077      12,093      399,197
   Cost of units redeemed                         (1,129)           (61)       (950)      (7,515)
   Net transfers                                  31,673          5,787      65,213      637,798
   Contract maintenance charge                        (3)             0         (44)         (11)
                                                --------    -----------    --------   ----------
   Increase (decrease) in net assets from
      capital transactions                        30,541         21,803      76,312    1,029,469
                                                --------    -----------    --------   ----------
Increase (decrease) in net assets                (43,679)        18,655      26,927      831,032
Net assets at beginning of period                157,997              0     100,206            0
                                                --------    -----------    --------   ----------
Net assets at end of period                     $114,318    $    18,655    $127,133   $  831,032
                                                ========    ===========    ========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          0          1,567       1,195       42,199
   Units redeemed                                   (145)            (7)       (112)      (1,027)
   Units transferred                               3,740            717       6,796       76,904
                                                --------    -----------    --------   ----------
Increase (decrease) in units outstanding           3,595          2,277       7,879      118,076
Beginning units                                   15,150              0       9,653            0
                                                --------    -----------    --------   ----------
Ending units                                      18,745          2,277      17,532      118,076
                                                ========    ===========    ========   ==========

(1)  For the period from May 12, 2008 (inception) to December 31, 2008.

(2)  For the period from February 4, 2008 (inception) to December 31, 2008.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2008
                                   (continued)

                                               Franklin Templeton
                                               VIP Founding Funds
                                                 Allocation Fund
                                                  (Class 2) (2)
                                               ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $   31,817
   Net realized gains (losses) from
      securities transactions                          32,499
   Change in net unrealized appreciation
     (depreciation) of investments                   (569,252)
                                                   ----------
     Increase (decrease) in net assets from
        operations                                   (504,936)
                                                   ----------
From capital transactions:
   Net proceeds from units sold                     1,153,069
   Cost of units redeemed                              (6,419)
   Net transfers                                      900,412
   Contract maintenance charge                              0
                                                   ----------
      Increase (decrease) in net assets from
         capital transactions                       2,047,062
                                                   ----------
Increase (decrease) in net assets                   1,542,126
Net assets at beginning of period                           0
                                                   ----------
Net assets at end of period                        $1,542,126
                                                   ==========
ANALYSIS OF INCREASE (DECREASE) IN UNITS
   OUTSTANDING:
   Units sold                                         126,295
   Units redeemed                                        (862)
   Units transferred                                  107,625
                                                   ----------
Increase (decrease) in units outstanding              233,058
Beginning units                                             0
                                                   ----------
Ending units                                          233,058
                                                   ==========

(2)  For the period from February 4, 2008 (inception) to December 31, 2008.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007

                                                                           Government
                                                                              and
                                                   Asset       Capital      Quality
                                                Allocation  Appreciation      Bond        Growth
                                                Portfolio     Portfolio    Portfolio    Portfolio
                                                (Class 1)     (Class 1)    (Class 1)    (Class 1)
                                               -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   112,536  $  (277,445)  $   335,586  $  (104,872)
   Net realized gains (losses) from
      securities transactions                      710,375    4,134,193       (64,394)   1,534,178
   Change in net unrealized appreciation
      (depreciation) of investments               (188,165)   1,500,693       401,630     (359,495)
                                               -----------  -----------   -----------  -----------
      Increase (decrease) in net assets from
         operations                                634,746    5,357,441       672,822    1,069,811
                                               -----------  -----------   -----------  -----------
From capital transactions:
   Net proceeds from units sold                     21,190       17,040         6,629       11,279
   Cost of units redeemed                       (2,302,004)  (5,080,000)   (2,862,331)  (2,209,349)
   Net transfers                                   112,418     (253,125)      (30,473)    (162,142)
   Contract maintenance charge                      (2,350)      (5,613)       (3,396)      (3,231)
                                               -----------  -----------   -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (2,170,746)  (5,321,698)   (2,889,571)  (2,363,443)
                                               -----------  -----------   -----------  -----------
Increase (decrease) in net assets               (1,536,000)      35,743    (2,216,749)  (1,293,632)
Net assets at beginning of period                9,977,259   23,597,538    16,379,702   12,810,872
                                               -----------  -----------   -----------  -----------
Net assets at end of period                    $ 8,441,259  $23,633,281   $14,162,953  $11,517,240
                                               ===========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          805          410           375          294
   Units redeemed                                  (87,094)    (105,364)     (162,325)     (59,681)
   Units transferred                                 4,348       (5,415)       (1,351)      (4,710)
                                               -----------  -----------   -----------  -----------
Increase (decrease) in units outstanding           (81,941)    (110,369)     (163,301)     (64,097)
Beginning units                                    394,248      541,588       938,287      373,400
                                               -----------  -----------   -----------  -----------
Ending units                                       312,307      431,219       774,986      309,303
                                               ===========  ===========   ===========  ===========

                                                                                        Government
                                                                                           and
                                                  Natural       Asset       Capital      Quality
                                                 Resources   Allocation  Appreciation      Bond
                                                 Portfolio    Portfolio    Portfolio    Portfolio
                                                 (Class 1)    (Class 3)    (Class 3)    (Class 3)
                                                -----------  ----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (38,049) $   31,120  $  (238,337)  $   451,590
   Net realized gains (losses) from
      securities transactions                     2,030,001     141,548    2,537,756       (10,577)
   Change in net unrealized appreciation
      (depreciation) of investments                 903,392      (2,828)   1,657,787       492,433
                                                -----------  ----------  -----------   -----------
      Increase (decrease) in net assets from
         operations                               2,895,344     169,840    3,957,206       933,446
                                                -----------  ----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                       9,521     167,863    2,365,338     5,079,861
   Cost of units redeemed                        (1,468,779)   (163,563)  (1,119,410)   (1,452,283)
   Net transfers                                   (717,270)    268,455      840,967     2,720,848
   Contract maintenance charge                       (1,713)       (365)      (1,557)       (1,836)
                                                -----------  ----------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                    (2,178,241)    272,390    2,085,338     6,346,590
                                                -----------  ----------  -----------   -----------
Increase (decrease) in net assets                   717,103     442,230    6,042,544     7,280,036
Net assets at beginning of period                 8,665,254   2,422,849   14,012,679    16,715,764
                                                -----------  ----------  -----------   -----------
Net assets at end of period                     $ 9,382,357  $2,865,079  $20,055,223   $23,995,800
                                                ===========  ==========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           176       6,497       75,819       297,506
   Units redeemed                                   (25,450)     (6,227)     (25,780)      (83,477)
   Units transferred                                (13,292)     10,435       30,412       157,728
                                                -----------  ----------  -----------   -----------
Increase (decrease) in units outstanding            (38,566)     10,705       80,451       371,757
Beginning units                                     178,574      97,095      334,692       971,781
                                                -----------  ----------  -----------   -----------
Ending units                                        140,008     107,800      415,143     1,343,538
                                                ===========  ==========  ===========   ===========

 The accompanying notes are an integral part of the financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)


                                                              Natural    Aggressive    Alliance
                                                  Growth     Resources    Growth        Growth
                                                Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 3)    (Class 3)   (Class 1)    (Class 1)
                                               -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (100,678) $  (35,981) $   (68,926) $  (366,546)
   Net realized gains (losses) from
      securities transactions                    1,163,928     652,950      103,668     (888,787)
   Change in net unrealized appreciation
      (depreciation) of investments               (351,189)  1,436,225       (5,966)   4,270,789
                                               -----------  ----------  -----------  -----------
      Increase (decrease) in net assets from
         operations                                712,061   2,053,194       28,776    3,015,456
                                               -----------  ----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                  1,427,533   1,995,300        8,045      116,262
   Cost of units redeemed                         (635,003)   (403,795)  (1,470,104)  (6,084,716)
   Net transfers                                   158,511     426,432     (890,302)  (2,128,867)
   Contract maintenance charge                      (1,014)       (603)      (2,385)      (9,192)
                                               -----------  ----------  -----------  -----------
      Increase (decrease) in net assets from
         capital transactions                      950,027   2,017,334   (2,354,746)  (8,106,513)
                                               -----------  ----------  -----------  -----------
Increase (decrease) in net assets                1,662,088   4,070,528   (2,325,970)  (5,091,057)
Net assets at beginning of period                8,713,522   4,473,238    7,704,037   27,754,618
                                               -----------  ----------  -----------  -----------
Net assets at end of period                    $10,375,610  $8,543,766  $ 5,378,067  $22,663,561
                                               ===========  ==========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       39,805      40,782          443        3,454
   Units redeemed                                  (17,544)     (6,920)     (78,539)    (173,994)
   Units transferred                                 4,371       8,061      (47,833)     (60,995)
                                               -----------  ----------  -----------  -----------
Increase (decrease) in units outstanding            26,632      41,923     (125,929)    (231,535)
Beginning units                                    256,933      94,544      437,597      837,107
                                               -----------  ----------  -----------  -----------
Ending units                                       283,565     136,467      311,668      605,572
                                               ===========  ==========  ===========  ===========

                                                               Blue
                                                               Chip       Capital       Cash
                                                 Balanced     Growth      Growth     Management
                                                Portfolio    Portfolio   Portfolio   Portfolio
                                                (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                               -----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    93,308  $  (21,616) $   (4,053) $   239,814
   Net realized gains (losses) from
      securities transactions                       29,215      74,009     111,328      256,433
   Change in net unrealized appreciation
      (depreciation) of investments                190,953     149,984      18,412     (165,043)
                                               -----------  ----------  ----------  -----------
      Increase (decrease) in net assets from
         operations                                313,476     202,377     125,687      331,204
                                               -----------  ----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                     14,437       8,305       3,892        7,371
   Cost of units redeemed                       (1,702,010)   (234,197)   (119,305)  (6,360,844)
   Net transfers                                  (286,186)    293,816     (49,089)   7,787,991
   Contract maintenance charge                      (2,799)       (424)       (209)      (2,297)
                                               -----------  ----------  ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,976,558)     67,500    (164,711)   1,432,221
                                               -----------  ----------  ----------  -----------
Increase (decrease) in net assets               (1,663,082)    269,877     (39,024)   1,763,425
Net assets at beginning of period                8,315,962   1,752,678   1,064,938    9,796,654
                                               -----------  ----------  ----------  -----------
Net assets at end of period                    $ 6,652,880  $2,022,555  $1,025,914  $11,560,079
                                               ===========  ==========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          872       1,210         444          519
   Units redeemed                                 (100,529)    (33,930)    (13,767)    (467,044)
   Units transferred                               (16,664)     40,210      (4,733)     573,586
                                               -----------  ----------  ----------  -----------
Increase (decrease) in units outstanding          (116,321)      7,490     (18,056)     107,061
Beginning units                                    507,142     275,644     130,205      731,417
                                               -----------  ----------  ----------  -----------
Ending units                                       390,821     283,134     112,149      838,478
                                               ===========  ==========  ==========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                Davis       "Dogs"
                                                Corporate      Venture      of Wall     Emerging
                                                   Bond         Value       Street      Markets
                                                Portfolio     Portfolio    Portfolio   Portfolio
                                                (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                               -----------  ------------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   164,749  $   (311,754) $   20,337  $    27,077
   Net realized gains (losses) from
      securities transactions                       85,418     6,043,685     318,228    3,015,458
   Change in net unrealized appreciation
      (depreciation) of investments                 30,065    (3,689,673)   (394,797)     (63,091)
                                               -----------  ------------  ----------  -----------
      Increase (decrease) in net assets from
         operations                                280,232     2,042,258     (56,232)   2,979,444
                                               -----------  ------------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                     11,422        73,269       5,858       15,201
   Cost of units redeemed                       (1,548,310)   (9,447,289)   (594,084)  (2,862,667)
   Net transfers                                   169,745      (735,193)     21,135     (710,313)
   Contract maintenance charge                      (1,433)      (12,326)       (681)      (1,630)
                                               -----------  ------------  ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                   (1,368,576)  (10,121,539)   (567,772)  (3,559,409)
                                               -----------  ------------  ----------  -----------
Increase (decrease) in net assets               (1,088,344)   (8,079,281)   (624,004)    (579,965)
Net assets at beginning of period                8,106,771    48,642,189   2,666,848    9,766,665
                                               -----------  ------------  ----------  -----------
Net assets at end of period                    $ 7,018,427  $ 40,562,908  $2,042,844  $ 9,186,700
                                               ===========  ============  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          628         1,796         445          609
   Units redeemed                                  (85,208)     (232,092)    (44,920)    (131,958)
   Units transferred                                 9,329       (17,262)      2,245      (33,447)
                                               -----------  ------------  ----------  -----------
Increase (decrease) in units outstanding           (75,251)     (247,558)    (42,230)    (164,796)
Beginning units                                    451,616     1,246,273     204,092      507,829
                                               -----------  ------------  ----------  -----------
Ending units                                       376,365       998,715     161,862      343,033
                                               ===========  ============  ==========  ===========


                                                   Equity     Fundamental    Global       Global
                                               Opportunities     Growth       Bond       Equities
                                                 Portfolio     Portfolio    Portfolio   Portfolio
                                                 (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                               -------------  -----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $     8,547   $   (95,944) $  (29,932) $   (22,994)
   Net realized gains (losses) from
      securities transactions                     1,133,373      (359,965)      4,806      326,112
   Change in net unrealized appreciation
      (depreciation) of investments              (1,205,924)    1,246,829     316,264      313,280
                                                -----------   -----------  ----------  -----------
      Increase (decrease) in net assets from
         operations                                 (64,004)      790,920     291,138      616,398
                                                -----------   -----------  ----------  -----------
From capital transactions:
   Net proceeds from units sold                      11,355        13,127       9,704        9,113
   Cost of units redeemed                        (1,346,541)   (1,622,203)   (784,726)  (1,334,388)
   Net transfers                                   (566,085)     (198,710)    463,237      130,521
   Contract maintenance charge                       (1,445)       (2,848)       (615)      (1,747)
                                                -----------   -----------  ----------  -----------
      Increase (decrease) in net assets from
         capital transactions                    (1,902,716)   (1,810,634)   (312,400)  (1,196,501)
                                                -----------   -----------  ----------  -----------
Increase (decrease) in net assets                (1,966,720)   (1,019,714)    (21,262)    (580,103)
Net assets at beginning of period                 7,930,109     7,044,969   3,250,643    6,286,525
                                                -----------   -----------  ----------  -----------
Net assets at end of period                     $ 5,963,389   $ 6,025,255  $3,229,381  $ 5,706,422
                                                ===========   ===========  ==========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                           515           662         530          369
   Units redeemed                                   (63,700)      (82,028)    (42,918)     (51,720)
   Units transferred                                (27,036)       (9,785)     25,348        5,301
                                                -----------   -----------  ----------  -----------
Increase (decrease) in units outstanding            (90,221)      (91,151)    (17,040)     (46,050)
Beginning units                                     380,114       370,504     180,544      261,380
                                                -----------   -----------  ----------  -----------
Ending units                                        289,893       279,353     163,504      215,330
                                                ===========   ===========  ==========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                                                                          International
                                                   Growth                     High-Yield   Diversified
                                               Opportunities  Growth-Income      Bond        Equities
                                                 Portfolio      Portfolio     Portfolio     Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                               -------------  -------------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $ (12,018)    $  (137,970)  $   567,477   $    37,180
   Net realized gains (losses) from
      securities transactions                       60,610       1,137,101       357,581       616,654
   Change in net unrealized appreciation
      (depreciation) of investments                 84,742         966,449      (923,484)      372,518
                                                 ---------     -----------   -----------   -----------
      Increase (decrease) in net assets from
         operations                                133,334       1,965,580         1,574     1,026,352
                                                 ---------     -----------   -----------   -----------
From capital transactions:
   Net proceeds from units sold                      4,235          44,852        10,001        20,291
   Cost of units redeemed                         (135,627)     (5,818,435)   (2,941,864)   (1,424,862)
   Net transfers                                   143,234        (368,731)       37,306       149,752
   Contract maintenance charge                        (146)         (7,339)       (1,921)       (1,589)
                                                 ---------     -----------   -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                       11,696      (6,149,653)   (2,896,478)   (1,256,408)
                                                 ---------     -----------   -----------   -----------
Increase (decrease) in net assets                  145,030      (4,184,073)   (2,894,904)     (230,056)
Net assets at beginning of period                  805,175      23,526,553    12,084,690     7,937,585
                                                 ---------     -----------   -----------   -----------
Net assets at end of period                      $ 950,205     $19,342,480   $ 9,189,786   $ 7,707,529
                                                 =========     ===========   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          627           1,318           472         1,311
   Units redeemed                                  (21,060)       (174,367)     (138,631)      (90,476)
   Units transferred                                18,396         (11,806)        1,426         9,957
                                                 ---------     -----------   -----------   -----------
Increase (decrease) in units outstanding            (2,037)       (184,855)     (136,733)      (79,208)
Beginning units                                    142,002         742,995       573,502       545,060
                                                 ---------     -----------   -----------   -----------
Ending units                                       139,965         558,140       436,769       465,852
                                                 =========     ===========   ===========   ===========
                                               International       MFS
                                                  Growth      Massachusetts      MFS
                                                    and         Investors       Total       Mid-Cap
                                                  Income          Trust         Return      Growth
                                                 Portfolio      Portfolio     Portfolio    Portfolio
                                                 (Class 1)      (Class 1)     (Class 1)    (Class 1)
                                               -------------  -------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $       866    $   (34,821)  $   168,179  $  (63,840)
   Net realized gains (losses) from
      securities transactions                     2,550,381        441,355     1,394,238     (42,200)
   Change in net unrealized appreciation
      (depreciation) of investments              (1,865,904)       342,036    (1,041,880)    822,759
                                                -----------    -----------   -----------  ----------
      Increase (decrease) in net assets from
         operations                                 685,343        748,570       520,537     716,719
                                                -----------    -----------   -----------  ----------
From capital transactions:
   Net proceeds from units sold                      27,544          6,527        39,340      24,575
   Cost of units redeemed                        (2,530,382)    (2,029,953)   (3,020,810)   (916,186)
   Net transfers                                     92,703         (6,316)     (307,530)     54,492
   Contract maintenance charge                       (2,304)        (2,100)       (4,312)     (1,524)
                                                -----------    -----------   -----------  ----------
      Increase (decrease) in net assets from
         capital transactions                    (2,412,439)    (2,031,842)   (3,293,312)   (838,643)
                                                -----------    -----------   -----------  ----------
Increase (decrease) in net assets                (1,727,096)    (1,283,272)   (2,772,775)   (121,924)
Net assets at beginning of period                11,697,749      9,055,026    18,952,867   4,999,231
                                                -----------    -----------   -----------  ----------
Net assets at end of period                     $ 9,970,653    $ 7,771,754   $16,180,092  $4,877,307
                                                ===========    ===========   ===========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         1,330            275         1,372       2,127
   Units redeemed                                  (125,818)       (82,348)     (104,254)    (77,625)
   Units transferred                                  5,476            395       (10,757)      5,268
                                                -----------    -----------   -----------  ----------
Increase (decrease) in units outstanding           (119,012)       (81,678)     (113,639)    (70,230)
Beginning units                                     618,360        385,451       674,463     459,103
                                                -----------    -----------   -----------  ----------
Ending units                                        499,348        303,773       560,824     388,873
                                                ===========    ===========   ===========  ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                                                                       Total
                                                   Real                   Telecom     Return
                                                  Estate    Technology    Utility      Bond
                                                Portfolio    Portfolio   Portfolio   Portfolio
                                                (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                               -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (16,356)  $(10,719)  $   29,709  $  138,307
   Net realized gains (losses) from
      securities transactions                    1,478,048     40,792       70,037      16,365
   Change in net unrealized appreciation
      (depreciation) of investments             (2,427,807)    94,136      293,363     (43,423)
                                               -----------   --------   ----------  ----------
      Increase (decrease) in net assets from
         operations                               (966,115)   124,209      393,109     111,249
                                               -----------   --------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                     14,812      2,997        1,917       4,078
   Cost of units redeemed                         (868,463)   (56,227)    (507,950)   (565,128)
   Net transfers                                  (334,231)    39,876       39,412      20,925
   Contract maintenance charge                      (1,302)      (173)        (654)       (830)
                                               -----------   --------   ----------  ----------
      Increase (decrease) in net assets from
         capital transactions                   (1,189,184)   (13,527)    (467,275)   (540,955)
                                               -----------   --------   ----------  ----------
Increase (decrease) in net assets               (2,155,299)   110,682      (74,166)   (429,706)
Net assets at beginning of period                7,042,071    675,112    2,226,218   3,154,236
                                               -----------   --------   ----------  ----------
Net assets at end of period                    $ 4,886,772   $785,794   $2,152,052  $2,724,530
                                               ===========   ========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          437      1,138          131         186
   Units redeemed                                  (28,046)   (20,764)     (30,110)    (25,960)
   Units transferred                               (11,961)    10,960        2,391         854
                                               -----------   --------   ----------  ----------
Increase (decrease) in units outstanding           (39,570)    (8,666)     (27,588)    (24,920)
Beginning units                                    223,005    280,818      146,551     147,377
                                               -----------   --------   ----------  ----------
Ending units                                       183,435    272,152      118,963     122,457
                                               ===========   ========   ==========  ==========
                                                                         American    American
                                                                           Funds       Funds
                                                                           Asset      Global
                                               Aggressive    Alliance   Allocation    Growth
                                                 Growth       Growth       SAST        SAST
                                                Portfolio   Portfolio    Portfolio   Portfolio
                                                (Class 3)   (Class 3)    (Class 3)   (Class 3)
                                               ----------  ------------ ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $  (19,222) $  (186,893)  $ (4,149)  $  (14,313)
   Net realized gains (losses) from
      securities transactions                      47,554      214,210        637        5,543
   Change in net unrealized appreciation
      (depreciation) of investments              (124,510)   1,406,115    (11,871)      80,367
                                               ----------  -----------   --------   ----------
      Increase (decrease) in net assets from
         operations                               (96,178)   1,433,432    (15,383)      71,597
                                               ----------  -----------   --------   ----------
From capital transactions:
   Net proceeds from units sold                   776,311    1,608,296    656,803    1,691,369
   Cost of units redeemed                         (95,779)    (657,685)    (1,278)     (63,447)
   Net transfers                                  (59,207)     915,867     25,408      420,801
   Contract maintenance charge                       (142)      (1,010)        (1)          (5)
                                               ----------  -----------   --------   ----------
      Increase (decrease) in net assets from
         capital transactions                     621,183    1,865,468    680,932    2,048,718
                                               ----------  -----------   --------   ----------
Increase (decrease) in net assets                 525,005    3,298,900    665,549    2,120,315
Net assets at beginning of period               1,346,722    9,641,133      6,306       24,436
                                               ----------  -----------   --------   ----------
Net assets at end of period                    $1,871,727  $12,940,033   $671,855   $2,144,751
                                               ==========  ===========   ========   ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      41,454       52,890     58,199      144,677
   Units redeemed                                  (5,287)     (19,172)      (115)      (5,316)
   Units transferred                               (3,478)      30,408      2,311       35,261
                                               ----------  -----------   --------   ----------
Increase (decrease) in units outstanding           32,689       64,126     60,395      174,622
Beginning units                                    77,923      300,705        599        2,269
                                               ----------  -----------   --------   ----------
Ending units                                      110,612      364,831     60,994      176,891
                                               ==========  ===========   ========   ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                                American      American
                                                  Funds        Funds                     Blue
                                                 Growth    Growth-Income                 Chip
                                                  SAST          SAST       Balanced     Growth
                                                Portfolio    Portfolio     Portfolio   Portfolio
                                                (Class 3)    (Class 3)     (Class 3)   (Class 3)
                                               ----------  -------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (8,783)   $  (16,367)  $   13,017  $  (17,118)
   Net realized gains (losses) from
      securities transactions                       2,374         5,379       (4,913)     16,522
   Change in net unrealized appreciation
      (depreciation) of investments                (3,463)      (56,359)       5,473     124,899
                                               ----------    ----------   ----------  ----------
      Increase (decrease) in net assets from
          operations                               (9,872)      (67,347)      13,577     124,303
                                               ----------    ----------   ----------  ----------
From capital transactions:
   Net proceeds from units sold                 1,603,908     2,220,585      742,121     547,772
   Cost of units redeemed                        (140,237)     (118,770)      (7,443)    (56,553)
   Net transfers                                  481,171       893,877     (297,321)     77,016
   Contract maintenance charge                         (2)           (4)        (186)       (161)
                                               ----------    ----------   ----------  ----------
      Increase (decrease) in net assets from
          capital transactions                  1,944,840     2,995,688      437,171     568,074
                                               ----------    ----------   ----------  ----------
Increase (decrease) in net assets               1,934,968     2,928,341      450,748     692,377
Net assets at beginning of period                   8,397        10,234      616,993     947,008
                                               ----------    ----------   ----------  ----------
Net assets at end of period                    $1,943,365    $2,938,575   $1,067,741  $1,639,385
                                               ==========    ==========   ==========  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     135,912       199,824       43,845      79,100
   Units redeemed                                 (11,835)      (10,412)        (455)     (8,232)
   Units transferred                               40,632        80,370      (17,615)     11,505
                                               ----------    ----------   ----------  ----------
Increase (decrease) in units outstanding          164,709       269,782       25,775      82,373
Beginning units                                       788           971       38,174     150,701
                                               ----------    ----------   ----------  ----------
Ending units                                      165,497       270,753       63,949     233,074
                                               ==========    ==========   ==========  ==========
                                                                                        Davis
                                                 Capital       Cash      Corporate     Venture
                                                 Growth     Management      Bond        Value
                                                Portfolio   Portfolio    Portfolio    Portfolio
                                                (Class 3)   (Class 3)    (Class 3)    (Class 3)
                                               ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (1,112) $   187,082  $   299,486  $  (213,405)
   Net realized gains (losses) from
      securities transactions                      11,458      121,327        6,722    1,621,793
   Change in net unrealized appreciation
      (depreciation) of investments                57,499     (104,074)     109,456     (541,329)
                                               ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
          operations                               67,845      204,335      415,664      867,059
                                               ----------  -----------  -----------  -----------
From capital transactions:
   Net proceeds from units sold                 1,081,474    2,916,958    4,176,759    3,349,642
   Cost of units redeemed                         (28,365)  (1,105,035)    (488,214)  (1,765,915)
   Net transfers                                  431,677    1,359,923    2,206,055    2,289,825
   Contract maintenance charge                        (61)        (612)        (864)      (2,227)
                                               ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
          capital transactions                  1,484,725    3,171,234    5,893,736    3,871,325
                                               ----------  -----------  -----------  -----------
Increase (decrease) in net assets               1,552,570    3,375,569    6,309,400    4,738,384
Net assets at beginning of period                 429,275    5,623,721    8,169,397   21,928,071
                                               ----------  -----------  -----------  -----------
Net assets at end of period                    $1,981,845  $ 8,999,290  $14,478,797  $26,666,455
                                               ==========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     121,325      218,557      237,923       94,556
   Units redeemed                                  (3,327)     (82,782)     (27,315)     (44,387)
   Units transferred                               48,940      103,106      125,840       67,950
                                               ----------  -----------  -----------  -----------
Increase (decrease) in units outstanding          166,938      238,881      336,448      118,119
Beginning units                                    53,332      425,399      463,834      572,565
                                               ----------  -----------  -----------  -----------
Ending units                                      220,270      664,280      800,282      690,684
                                               ==========  ===========  ===========  ===========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                       Equity
                                                "Dogs" of Wall   Emerging Markets  Opportunities  Foreign Value
                                               Street Portfolio      Portfolio       Portfolio      Portfolio
                                                   (Class 3)         (Class 3)       (Class 3)      (Class 3)
                                               ----------------  ----------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $   12,350        $   25,825       $    1,311    $    40,696
   Net realized gains (losses) from
      securities transactions                         94,033         1,455,954          283,631      1,206,792
   Change in net unrealized appreciation
      (depreciation) of investments                 (155,924)          842,435         (326,631)       731,564
                                                  ----------        ----------       ----------    -----------
      Increase (decrease) in net assets from
         operations                                  (49,541)        2,324,214          (41,689)     1,979,052
                                                  ----------        ----------       ----------    -----------
From capital transactions:
   Net proceeds from units sold                      512,899         2,643,553          217,972      1,635,095
   Cost of units redeemed                            (94,249)         (963,395)        (204,529)    (1,508,795)
   Net transfers                                     (62,560)          540,071          129,517      1,045,565
   Contract maintenance charge                          (168)             (589)            (200)        (1,813)
                                                  ----------        ----------       ----------    -----------
      Increase (decrease) in net assets from
         capital transactions                        355,922         2,219,640          142,760      1,170,052
                                                  ----------        ----------       ----------    -----------
Increase (decrease) in net assets                    306,381         4,543,854          101,071      3,149,104
Net assets at beginning of period                    884,327         4,870,287        2,252,952     16,124,959
                                                  ----------        ----------       ----------    -----------
Net assets at end of period                       $1,190,708        $9,414,141       $2,354,023    $19,274,063
                                                  ==========        ==========       ==========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         38,017           115,274           11,374         78,596
   Units redeemed                                     (7,257)          (39,253)         (10,994)       (70,379)
   Units transferred                                  (3,522)           24,322            6,434         51,033
                                                  ----------        ----------       ----------    -----------
Increase (decrease) in units outstanding              27,238           100,343            6,814         59,250
Beginning units                                       68,585           257,317          111,322        814,527
                                                  ----------        ----------       ----------    -----------
Ending units                                          95,823           357,660          118,136        873,777
                                                  ==========        ==========       ==========    ===========

                                                                                                     Growth
                                               Fundamental Growth  Global Bond  Global Equities  Opportunities
                                                    Portfolio       Portfolio      Portfolio       Portfolio
                                                    (Class 3)       (Class 3)      (Class 3)       (Class 3)
                                               ------------------  -----------  ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $  (14,504)      $  (20,208)    $   (6,853)     $  (29,541)
   Net realized gains (losses) from
      securities transactions                          15,375            8,989         61,784          39,392
   Change in net unrealized appreciation
      (depreciation) of investments                   137,668          212,608         95,112         319,879
                                                   ----------       ----------     ----------      ----------
      Increase (decrease) in net assets from
         operations                                   138,539          201,389        150,043         329,730
                                                   ----------       ----------     ----------      ----------
From capital transactions:
   Net proceeds from units sold                     1,811,890          697,312        614,835         594,910
   Cost of units redeemed                             (11,483)         (22,716)       (83,997)       (102,212)
   Net transfers                                      575,430          702,545        111,472         241,907
   Contract maintenance charge                            (53)            (116)          (118)           (164)
                                                   ----------       ----------     ----------      ----------
      Increase (decrease) in net assets from
         capital transactions                       2,375,784        1,377,025        642,192         734,441
                                                   ----------       ----------     ----------      ----------
Increase (decrease) in net assets                   2,514,323        1,578,414        792,235       1,064,171
Net assets at beginning of period                     199,450        1,132,188      1,371,519       1,189,111
                                                   ----------       ----------     ----------      ----------
Net assets at end of period                        $2,713,773       $2,710,602     $2,163,754      $2,253,282
                                                   ==========       ==========     ==========      ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          90,357           39,539         24,084         100,013
   Units redeemed                                        (569)          (1,267)        (3,233)        (15,893)
   Units transferred                                   28,587           39,980          5,534          40,920
                                                   ----------       ----------     ----------      ----------
Increase (decrease) in units outstanding              118,375           78,252         26,385         125,040
Beginning units                                        10,678           65,124         57,896         212,701
                                                   ----------       ----------     ----------      ----------
Ending units                                          129,053          143,376         84,281         337,741
                                                   ==========       ==========     ==========      ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2007
                                   (continued)

                                                                                  International      International
                                               Growth-Income  High-Yield Bond      Diversified     Growth and Income
                                                 Portfolio       Portfolio     Equities Portfolio      Portfolio
                                                 (Class 3)       (Class 3)          (Class 3)          (Class 3)
                                               -------------  ---------------  ------------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $   (6,606)     $  149,886        $    64,143         $   13,863
   Net realized gains (losses) from
      securities transactions                         9,808          (3,286)           355,429          1,103,349
   Change in net unrealized appreciation
      (depreciation) of investments                  69,963        (168,136)         1,177,445           (935,317)
                                                 ----------      ----------        -----------         ----------
      Increase (decrease) in net assets from
         operations                                  73,165         (21,536)         1,597,017            181,895
                                                 ----------      ----------        -----------         ----------
From capital transactions:
   Net proceeds from units sold                     102,253         634,564          2,827,889          3,981,484
   Cost of units redeemed                           (28,104)       (211,695)          (758,519)          (311,336)
   Net transfers                                    194,594         511,495            742,666          1,832,991
   Contract maintenance charge                          (95)           (246)            (1,310)              (392)
                                                 ----------      ----------        -----------         ----------
      Increase (decrease) in net assets from
         capital transactions                       268,648         934,118          2,810,726          5,502,747
                                                 ----------      ----------        -----------         ----------
Increase (decrease) in net assets                   341,813         912,582          4,407,743          5,684,642
Net assets at beginning of period                   753,327       1,708,412         11,143,193          4,207,621
                                                 ----------      ----------        -----------         ----------
Net assets at end of period                      $1,095,140      $2,620,994        $15,550,936         $9,892,263
                                                 ==========      ==========        ===========         ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         3,050          31,649            181,886            204,751
   Units redeemed                                      (861)        (10,191)           (48,789)           (15,606)
   Units transferred                                  5,802          26,725             48,059             94,069
                                                 ----------      ----------        -----------         ----------
Increase (decrease) in units outstanding              7,991          48,183            181,156            283,214
Beginning units                                      25,329          83,697            774,274            227,007
                                                 ----------      ----------        -----------         ----------
Ending units                                         33,320         131,880            955,430            510,221
                                                 ==========      ==========        ===========         ==========

                                                                 MFS Massachusetts
                                                Marsico Focused   Investors Trust   MFS Total Return  Mid-Cap Growth
                                               Growth Portfolio      Portfolio          Portfolio        Portfolio
                                                   (Class 3)         (Class 3)          (Class 3)        (Class 3)
                                               ----------------  -----------------  ----------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                   $  (24,537)        $  (16,912)       $   87,658       $  (73,020)
   Net realized gains (losses) from
      securities transactions                        113,375             97,933           479,370          106,082
   Change in net unrealized appreciation
      (depreciation) of investments                   91,692            152,067          (416,978)         584,727
                                                  ----------         ----------        ----------       ----------
      Increase (decrease) in net assets from
         operations                                  180,530            233,088           150,050          617,789
                                                  ----------         ----------        ----------       ----------
From capital transactions:
   Net proceeds from units sold                      539,965             79,290         1,380,444          935,615
   Cost of units redeemed                            (89,439)          (288,035)         (396,752)        (357,609)
   Net transfers                                     113,039             (1,209)        1,233,884          184,028
   Contract maintenance charge                          (124)              (310)           (1,073)            (412)
                                                  ----------         ----------        ----------       ----------
      Increase (decrease) in net assets from
         capital transactions                        563,441           (210,264)        2,216,503          761,622
                                                  ----------         ----------        ----------       ----------
Increase (decrease) in net assets                    743,971             22,824         2,366,553        1,379,411
Net assets at beginning of period                  1,302,180          2,793,929         7,118,917        4,158,703
                                                  ----------         ----------        ----------       ----------
Net assets at end of period                       $2,046,151         $2,816,753        $9,485,470       $5,538,114
                                                  ==========         ==========        ==========       ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         42,444              3,582            60,986           77,381
   Units redeemed                                     (6,902)           (11,832)          (14,090)         (29,993)
   Units transferred                                   8,910                (48)           48,645           15,058
                                                  ----------         ----------        ----------       ----------
Increase (decrease) in units outstanding              44,452             (8,298)           95,541           62,446
Beginning units                                      108,098            120,382           259,391          389,077
                                                  ----------         ----------        ----------       ----------
Ending units                                         152,550            112,084           354,932          451,523
                                                  ==========         ==========        ==========       ==========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                               Real Estate  Small & Mid Cap   Small Company   Technology
                                                Portfolio   Value Portfolio  Value Portfolio   Portfolio
                                                (Class 3)      (Class 3)        (Class 3)      (Class 3)
                                               -----------  ---------------  ---------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (12,267)   $  (116,968)      $  (29,759)   $  (14,506)
   Net realized gains (losses) from
      securities transactions                    1,022,907        636,310           41,104        20,352
   Change in net unrealized appreciation
      (depreciation) of investments             (2,148,606)      (739,313)        (313,007)      149,642
                                               -----------    -----------       ----------    ----------
      Increase (decrease) in net assets from
         operations                             (1,137,966)      (219,971)        (301,662)      155,488
                                               -----------    -----------       ----------    ----------
From capital transactions:
   Net proceeds from units sold                  2,304,949      3,314,248        1,611,147       362,693
   Cost of units redeemed                         (221,393)      (594,620)         (40,610)      (71,494)
   Net transfers                                 1,131,327      1,329,167          952,894       135,378
   Contract maintenance charge                        (591)          (983)            (117)         (169)
                                               -----------    -----------       ----------    ----------
      Increase (decrease) in net assets from
         capital transactions                    3,214,292      4,047,812        2,523,314       426,408
                                               -----------    -----------       ----------    ----------
Increase (decrease) in net assets                2,076,326      3,827,841        2,221,652       581,896
Net assets at beginning of period                4,656,301      8,418,212          840,233       689,041
                                               -----------    -----------       ----------    ----------
Net assets at end of period                    $ 6,732,627    $12,246,053       $3,061,885    $1,270,937
                                               ===========    ===========       ==========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       77,135        173,856          157,096       135,342
   Units redeemed                                   (7,654)       (30,868)          (3,917)      (26,349)
   Units transferred                                38,470         72,046           93,718        47,987
                                               -----------    -----------       ----------    ----------
Increase (decrease) in units outstanding           107,951        215,034          246,897       156,980
Beginning units                                    149,616        461,228           83,068       291,032
                                               -----------    -----------       ----------    ----------
Ending units                                       257,567        676,262          329,965       448,012
                                               ===========    ===========       ==========    ==========

                                               Telecom Utility  Total Return Bond  Capital Growth   Comstock
                                                  Portfolio         Portfolio         Portfolio     Portfolio
                                                  (Class 3)          (Class 3)        (Class II)   (Class II)
                                               ---------------  -----------------  --------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                    $  5,762          $ 35,442         $ (9,518)    $     (890)
   Net realized gains (losses) from
      securities transactions                         2,992               617            9,581        175,785
   Change in net unrealized appreciation
      (depreciation) of investments                  36,880           (12,040)          84,603       (411,520)
                                                   --------          --------         --------     ----------
      Increase (decrease) in net assets from
         operations                                  45,634            24,019           84,666       (236,625)
                                                   --------          --------         --------     ----------
From capital transactions:
   Net proceeds from units sold                     159,856           115,675           76,871      1,271,714
   Cost of units redeemed                            (3,506)          (15,436)         (41,594)      (462,695)
   Net transfers                                     33,667            46,401           (6,868)       577,518
   Contract maintenance charge                          (33)              (43)             (28)          (565)
                                                   --------          --------         --------     ----------
      Increase (decrease) in net assets from
         capital transactions                       189,984           146,597           28,381      1,385,972
                                                   --------          --------         --------     ----------
Increase (decrease) in net assets                   235,618           170,616          113,047      1,149,347
Net assets at beginning of period                   176,763           584,827          571,367      4,538,092
                                                   --------          --------         --------     ----------
Net assets at end of period                        $412,381          $755,443         $684,414     $5,687,439
                                                   ========          ========         ========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         9,585             5,756            7,167         86,484
   Units redeemed                                      (209)             (740)          (4,109)       (31,882)
   Units transferred                                  1,961             2,125             (501)        40,007
                                                   --------          --------         --------     ----------
Increase (decrease) in units outstanding             11,337             7,141            2,557         94,609
Beginning units                                      11,768            27,903           57,937        318,475
                                                   --------          --------         --------     ----------
Ending units                                         23,105            35,044           60,494        413,084
                                                   ========          ========         ========     ==========

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                                Growth and   Diversified     Equity
                                                  Income    International    Income      Income
                                                Portfolio      Account       Account    Account
                                                (Class II)    (Class 2)     (Class 2)  (Class 2)
                                               -----------  -------------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   (39,636)   $  3,088     $  (23,841) $  32,046
   Net realized gains (losses) from
      securities transactions                      635,831     146,037        165,937     (1,944)
   Change in net unrealized appreciation
      (depreciation) of investments               (562,172)    (62,890)       (61,657)    (6,008)
                                               -----------    --------     ----------  ---------
      Increase (decrease) in net assets
         from operations                            34,023      86,235         80,439     24,094
                                               -----------    --------     ----------  ---------
From capital transactions:
   Net proceeds from units sold                  3,566,360       3,727        148,832     81,735
   Cost of units redeemed                         (988,106)    (36,771)      (118,631)  (128,702)
   Net transfers                                 1,783,620     302,342        136,006     15,886
   Contract maintenance charge                      (1,423)       (130)          (359)       (38)
                                               -----------    --------     ----------  ---------
      Increase (decrease) in net assets
         from capital transactions               4,360,451     269,168        165,848    (31,119)
                                               -----------    --------     ----------  ---------
Increase (decrease) in net assets                4,394,474     355,403        246,287     (7,025)
Net assets at beginning of period               12,527,095     534,057      2,435,451    614,681
                                               -----------    --------     ----------  ---------
Net assets at end of period                    $16,921,569    $889,460     $2,681,738  $ 607,656
                                               ===========    ========     ==========  =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      224,908         472         14,171     11,366
   Units redeemed                                  (62,640)     (4,478)       (11,149)   (17,994)
   Units transferred                               112,710      35,923         12,570      2,204
                                               -----------    --------     ----------  ---------
Increase (decrease) in units outstanding           274,978      31,917         15,592     (4,424)
Beginning units                                    816,855      69,779        237,372     86,140
                                               -----------    --------     ----------  ---------
Ending units                                     1,091,833     101,696        252,964     81,716
                                               ===========    ========     ==========  =========

                                                LargeCap   LargeCap     MidCap      Money
                                                  Blend     Growth       Stock     Market
                                               Account II   Account     Account    Account
                                                (Class 2)  (Class 2)   (Class 2)  (Class 2)
                                               --------    ---------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (314)  $ (1,706)  $  (25,808) $   4,562
   Net realized gains (losses) from
      securities transactions                      6,927      1,312      199,478          0
   Change in net unrealized appreciation
      (depreciation) of investments               (1,028)    21,068     (461,984)         0
                                                --------   --------   ----------  ---------
   Increase (decrease) in net assets from
      operations                                   5,585     20,674     (288,314)     4,562
                                                --------   --------   ----------  ---------
From capital transactions:
   Net proceeds from units sold                        0          0    1,015,595          0
   Cost of units redeemed                         (6,317)      (713)     (29,072)  (160,103)
   Net transfers                                   4,820     23,422     (312,819)   325,895
   Contract maintenance charge                       (33)        (6)        (733)        (1)
                                                --------   --------   ----------  ---------
   Increase (decrease) in net assets from
      capital transactions                        (1,530)    22,703      672,971    165,791
                                                --------   --------   ----------  ---------
Increase (decrease) in net assets                  4,055     43,377      384,657    170,353
Net assets at beginning of period                169,811     91,760    2,090,330     26,100
                                                --------   --------   ----------  ---------
Net assets at end of period                     $173,866   $135,137   $2,474,987  $ 196,453
                                                ========   ========   ==========  =========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          0          0       93,321          0
   Units redeemed                                   (902)       (97)      (2,760)   (27,089)
   Units transferred                                 686      2,885      (28,981)    55,481
                                                --------   --------   ----------  ---------
Increase (decrease) in units outstanding            (216)     2,788       61,580     28,392
Beginning units                                   24,521     12,939      198,267      4,510
                                                --------   --------   ----------  ---------
Ending units                                      24,305     15,727      259,847     32,902
                                                ========   ========   ==========  =========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                                              Real                       SAM
                                                Mortgage     Estate         SAM      Conservative
                                               Securities  Securities    Balanced      Balanced
                                                 Account     Account     Portfolio    Portfolio
                                                (Class 2)   (Class 2)    (Class 2)     (Class 2)
                                               ----------  ----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                  $  267    $   6,395   $   100,721    $   23,235
   Net realized gains (losses) from
      securities transactions                       (73)      50,537       403,510        38,797
   Change in net unrealized appreciation
      (depreciation) of investments                 122      (86,407)      352,387        17,666
                                                 ------    ---------   -----------    ----------
      Increase (decrease) in net assets from
         operations                                 316      (29,475)      856,618        79,698
                                                 ------    ---------   -----------    ----------
From capital transactions:
   Net proceeds from units sold                       0            0     2,747,171        59,053
   Cost of units redeemed                          (646)     (26,103)   (1,840,581)     (161,380)
   Net transfers                                    100     (307,679)      796,932       183,294
   Contract maintenance charge                      (13)         (38)       (2,951)         (392)
                                                 ------    ---------   -----------    ----------
      Increase (decrease) in net assets from
         capital transactions                      (559)    (333,820)    1,700,571        80,575
                                                 ------    ---------   -----------    ----------
Increase (decrease) in net assets                  (243)    (363,295)    2,557,189       160,273
Net assets at beginning of period                 7,180      416,984    12,593,462     1,338,688
                                                 ------    ---------   -----------    ----------
Net assets at end of period                      $6,937    $  53,689   $15,150,651    $1,498,961
                                                 ======    =========   ===========    ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                         0            0       266,234         7,803
   Units redeemed                                  (101)      (1,440)     (179,479)      (21,829)
   Units transferred                                 18      (15,059)       77,522        24,025
                                                 ------    ---------   -----------    ----------
Increase (decrease) in units outstanding            (83)     (16,499)      164,277         9,999
Beginning units                                   1,096       19,651     1,264,527       187,469
                                                 ------    ---------   -----------    ----------
Ending units                                      1,013        3,152     1,428,804       197,468
                                                 ======    =========   ===========    ==========

                                                   SAM           SAM        SAM
                                               Conservative    Flexible  Strategic  Short-Term
                                                  Growth        Income     Growth     Income
                                                 Portfolio    Portfolio  Portfolio    Account
                                                 (Class 2)    (Class 2)  (Class 2)  (Class 2)
                                               ------------  ----------  --------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $   (5,086)  $   69,491  $ (3,068)   $    907
   Net realized gains (losses) from
      securities transactions                       69,217       66,343    17,308        (757)
   Change in net unrealized appreciation
      (depreciation) of investments                153,364      (32,188)   23,528         565
                                                ----------   ----------  --------    --------
      Increase (decrease) in net assets from
         operations                                217,495      103,646    37,768         715
                                                ----------   ----------  --------    --------
From capital transactions:
   Net proceeds from units sold                    176,385        2,500    72,705           0
   Cost of units redeemed                         (144,231)    (405,963)  (43,897)     (2,263)
   Net transfers                                   131,410      (74,395)   46,389     (30,560)
   Contract maintenance charge                        (689)        (750)     (170)        (41)
                                                ----------   ----------  --------    --------
      Increase (decrease) in net assets from
         capital transactions                      162,875     (478,608)   75,027     (32,864)
                                                ----------   ----------  --------    --------
Increase (decrease) in net assets                  380,370     (374,962)  112,795     (32,149)
Net assets at beginning of period                2,821,107    2,617,099   422,702      60,649
                                                ----------   ----------  --------    --------
Net assets at end of period                     $3,201,477   $2,242,137  $535,497    $ 28,500
                                                ==========   ==========  ========    ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                       16,275          294     6,187           0
   Units redeemed                                  (13,102)     (48,616)   (3,631)       (348)
   Units transferred                                12,429       (8,966)    3,840      (4,642)
                                                ----------   ----------  --------    --------
Increase (decrease) in units outstanding            15,602      (57,288)    6,396      (4,990)
Beginning units                                    266,719      322,522    36,290       9,201
                                                ----------   ----------  --------    --------
Ending units                                       282,321      265,234    42,686       4,211
                                                ==========   ==========  ========    ========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                                                                      Columbia
                                                                        Columbia       Marsico
                                                                       High Yield      Focused
                                                SmallCap   West Coast     Fund,    Equities Fund,
                                                 Growth      Equity     Variable      Variable
                                               Account II    Account     Series        Series
                                               (Class 2)    (Class 2)  (Class A)      (Class A)
                                               ----------  ----------  ----------  --------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                 $ (2,461)  $  (11,672)  $  6,265      $ (9,991)
   Net realized gains (losses) from
       securities transactions                       721       49,938        449        17,653
   Change in net unrealized appreciation
      (depreciation) of investments                6,317       27,889     (6,387)       68,673
                                                --------   ----------   --------      --------
      Increase (decrease) in net assets from
         operations                                4,577       66,155        327        76,335
                                                --------   ----------   --------      --------
From capital transactions:
   Net proceeds from units sold                        0       51,104     23,233       154,814
   Cost of units redeemed                           (623)     (70,567)    (4,457)       (2,882)
   Net transfers                                  (2,749)      19,479     30,552        53,041
   Contract maintenance charge                       (17)         (97)       (53)          (98)
                                                --------   ----------   --------      --------
      Increase (decrease) in net assets from
         capital transactions                     (3,389)         (81)    49,275       204,875
                                                --------   ----------   --------      --------
Increase (decrease) in net assets                  1,188       66,074     49,602       281,210
Net assets at beginning of period                147,613      934,338    179,520       442,153
                                                --------   ----------   --------      --------
Net assets at end of period                     $148,801   $1,000,412   $229,122      $723,363
                                                ========   ==========   ========      ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                          0        4,172      1,469        12,648
   Units redeemed                                    (93)      (5,550)      (282)         (237)
   Units transferred                                (372)       1,593      1,911         4,740
                                                --------   ----------   --------      --------
Increase (decrease) in units outstanding            (465)         215      3,098        17,151
Beginning units                                   21,949       76,311     11,356        37,098
                                                --------   ----------   --------      --------
Ending units                                      21,484       76,526     14,454        54,249
                                                ========   ==========   ========      ========




                                                  Asset        Global
                                               Allocation      Growth       Growth    Growth-Income
                                                   Fund         Fund         Fund          Fund
                                                (Class 2)    (Class 2)    (Class 2)      (Class 2)
                                               -----------  -----------  -----------  -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   22,495   $   186,415  $  (108,907)  $    13,423
   Net realized gains (losses) from
       securities transactions                     26,500       939,336    1,467,494       940,923
   Change in net unrealized appreciation
      (depreciation) of investments               (37,745)      618,977      118,096      (455,960)
                                               ----------   -----------  -----------   -----------
      Increase (decrease) in net assets from
         operations                                11,250     1,744,728    1,476,683       498,386
                                               ----------   -----------  -----------   -----------
From capital transactions:
   Net proceeds from units sold                   949,967     2,406,318    2,357,968     3,011,934
   Cost of units redeemed                         (15,328)     (926,780)  (1,170,616)   (1,299,876)
   Net transfers                                  461,214     1,670,644      950,821     1,416,914
   Contract maintenance charge                        (25)       (1,071)      (1,217)       (1,463)
                                               ----------   -----------  -----------   -----------
      Increase (decrease) in net assets from
         capital transactions                   1,395,828     3,149,111    2,136,956     3,127,509
                                               ----------   -----------  -----------   -----------
Increase (decrease) in net assets               1,407,078     4,893,839    3,613,639     3,625,895
Net assets at beginning of period                 198,164    11,166,439   12,196,400    15,129,375
                                               ----------   -----------  -----------   -----------
Net assets at end of period                    $1,605,242   $16,060,278  $15,810,039   $18,755,270
                                               ==========   ===========  ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                      54,274       103,521      109,932       156,041
   Units redeemed                                    (867)      (39,358)     (52,737)      (67,613)
   Units transferred                               26,402        73,106       44,695        72,246
                                               ----------   -----------  -----------   -----------
Increase (decrease) in units outstanding           79,809       137,269      101,890       160,674
Beginning units                                    11,970       514,583      604,883       829,697
                                               ----------   -----------  -----------   -----------
Ending units                                       91,779       651,852      706,773       990,371
                                               ==========   ===========  ===========   ===========

    The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2007
                                  (continued)

                                                                                                      MTB           MTB
                                                                                                    Managed        Managed
                                               Growth and   Mid Cap        MTB          MTB        Allocation     Allocation
                                                 Income      Value      Large Cap    Large Cap      Fund -          Fund -
                                               Portfolio   Portfolio      Growth       Value       Aggressive      Moderate
                                               (Class VC)  (Class VC)  Fund II (1)  Fund II (1)  Growth II (1)  Growth II (1)
                                               ----------  ----------  -----------  -----------  ------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $    6,917   $    (48)    $   (13)    $      1      $    638       $  1,332
   Net realized gains (losses) from
       securities transactions                    624,803     31,500       2,153        5,550           344          2,583
   Change in net unrealized appreciation
      (depreciation) of investments              (569,615)   (46,744)     (2,395)     (12,019)       (1,548)        (3,585)
                                               ----------   --------     -------     --------      --------       --------
      Increase (decrease) in net assets from
         operations                                62,105    (15,292)       (255)      (6,468)         (566)           330
                                               ----------   --------     -------     --------      --------       --------
From capital transactions:
   Net proceeds from units sold                 3,178,835    150,856      21,865       21,150       149,927         89,743
   Cost of units redeemed                        (316,509)      (562)       (104)      (1,048)            0           (200)
   Net transfers                                  987,775    107,706      13,646      158,740         8,636         10,333
   Contract maintenance charge                       (447)        (9)          0           (2)            0              0
                                               ----------   --------     -------     --------      --------       --------
      Increase (decrease) in net assets from
         capital transactions                   3,849,654    257,991      35,407      178,840       158,563         99,876
                                               ----------   --------     -------     --------      --------       --------
Increase (decrease) in net assets               3,911,759    242,699      35,152      172,372       157,997        100,206
Net assets at beginning of period               4,648,757      3,803           0            0             0              0
                                               ----------   --------     -------     --------      --------       --------
Net assets at end of period                    $8,560,516   $246,502     $35,152     $172,372      $157,997       $100,206
                                               ==========   ========     =======     ========      ========       ========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
   Units sold                                     225,469      9,191       2,064        2,164        14,319          8,675
   Units redeemed                                 (22,199)       (35)        (10)        (106)            0            (19)
   Units transferred                               70,106      6,488       1,287       15,706           831            997
                                               ----------   --------     -------     --------      --------       --------
Increase (decrease) in units outstanding          273,376     15,644       3,341       17,764        15,150          9,653
Beginning units                                   338,203        244           0            0             0              0
                                               ----------   --------     -------     --------      --------       --------
Ending units                                      611,579     15,888       3,341       17,764        15,150          9,653
                                               ==========   ========     =======     ========      ========       ========

(1)  For the period from February 5, 2007 (inception) to December 31, 2007.

     The accompanying notes are an integral part of the financial statements

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account offers the following variable annuity products: FSA Polaris, FSA Advisor, FSA Polaris II, FSA WM Diversified Strategies III, FSA Polaris Choice, FSA Polaris II A-Class Platinum Series, FSA Polaris Choice III, and FSA Polaris Advantage.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

     The Separate Account is composed of a total of 105 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the ten currently available Class 1 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the sixty currently available Class 1 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust (the "Van Kampen Trust"),
     (4) the seventeen currently available Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc (the "Principal Funds"), (5) the two currently available Class A investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (6) the four currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series"), (7) the two currently available Class VC investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (8) the five currently available investment portfolios of the MTB Group of Funds (the "MTB Trust"), or (9) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"). The primary difference between the classes of the Variable Accounts is that the Class 3 shares in the Anchor Trust and the SunAmerica Trust, the Class 2 shares in the American Series and the Principal Funds, the shares in the MTB Trust, the Class 2 shares in the Franklin Templeton Trust, and the Class II shares in the Van Kampen Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     shares are not subject to 12b-1 fees. The Class VC share of the Lord Abbett Fund and the Class A shares of the Columbia Trust I are not subject to 12b-1 fees.

     The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Van Kampen Trust, the Principal Funds, the Columbia Trust I, the MTB Trust, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies. Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

     Effective January 5, 2007, the portfolios of the WM Variable Trust (the "WM Trust") were reorganized into the Principal Funds. On that date, the Variable Accounts that invested in portfolios of the WM Trust, exchanged their shares in the portfolios of the WM Trust, for shares with an equal value in similar portfolios of the Principal Funds. The predecessor and current portfolios before and after the changes are listed below.

Predecessor WM Trust Portfolio    Current Principal Funds Portfolio
------------------------------    ---------------------------------
International Growth Fund         Diversified International Account
Equity Income Fund                Equity Income Account
Growth Fund                       LargeCap Growth Account
Income Fund                       Income Account
Growth & Income Fund              LargeCap Blend Account II
Mid Cap Stock Fund                MidCap Stock Account
Money Market Fund                 Money Market Account
U.S. Government Securities Fund   Mortgage Securities Account
REIT Fund                         Real Estate Securities Account
Balanced Portfolio                SAM Balanced Portfolio
Conservative Balanced Portfolio   SAM Conservative Balanced Portfolio
Conservative Growth Portfolio     SAM Conservative Growth Portfolio
Flexible Income Portfolio         SAM Flexible Income Portfolio
Strategic Growth Portfolio        SAM Strategic Growth Portfolio
Short Term Income Fund            Short-Term Income Account
Small Cap Growth Fund             SmallCap Growth Account II
West Coast Equity Fund            West Coast Equity Account

     Prior to May 1, 2007, the Equity Opportunities Portfolio was formerly named Federated American Leaders Portfolio, the Marsico Focused Growth Portfolio was formerly named Marsico Growth Portfolio, the Mid-Cap Growth Portfolio was formerly named MFS Mid-Cap Growth Portfolio, the Balanced Portfolio was formerly named SunAmerica Balanced

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)

     Portfolio, the Capital Growth Portfolio was formerly named Goldman Sachs Research Portfolio, and the Fundamental Growth Portfolio was formerly named Putnam Growth: Voyager Portfolio.

     Prior to May 1, 2008, the Total Return Bond Portfolio was formerly named Worldwide High Income Portfolio, and the Capital Growth Portfolio was formerly named Strategic Growth Portfolio.

     Prior to May 17, 2008, the LargeCap Blend Account II was formerly named LargeCap Blend Account, the LargeCap Growth Account was formerly named Growth Account, the Equity Income Account was formerly named Equity Income Account I, and the SmallCap Growth Account II was formerly named SmallCap Growth Account.

     Effective May 17, 2008, the Principal Variable Contracts Funds, Inc. replaced the trust name of Principal Variable Contracts Fund, Inc.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     Effective January 1, 2007, the Separate Account changed its method of determining cost of investments sold by the Trusts from an average cost method to the first-in, first-out method. Management believes that the first-in, first-out method is more commonly used for financial reporting by separate accounts and is a preferable method of accounting. Since investments are stated at net asset value of each of the portfolios of the Trusts, which value their investment securities at fair value, the change has no impact on net assets. The change in method of determining cost of investments sold will result in a reclassification between realized gains and losses and unrealized appreciation and depreciation of investments, beginning January 1, 2007, with no impact on the total increase (decrease) in net assets from operations. Since records of purchases and sales of investments are not readily available for prior periods, it is impracticable to determine the prior periods reclassification between realized gains and losses and unrealized appreciation and depreciation of investments.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products.

     The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of the annuitant than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

     Annuity benefit payments are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

     ACCOUNTING CHANGES: In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements but does not change existing guidance about whether an instrument is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Separate Account adopted FAS 157 on January 1, 2008, its required effective date, and it resulted in no cumulative effect to the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets. See Note 3 to the Financial Statements for additional FAS 157 disclosures.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1--Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

     Level 2--Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

     Level 3--Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include fixed maturities.

     The Separate Account assets measured at fair value as of December 31, 2008 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. The Separate Account had no liabilities as of December 31, 2008. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2008, and indicating the levels of the fair value measurement based on the levels of the inputs used. As all assets of the Separate Account are classified as Level 1, no reconciliation of

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)

     Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2008, is presented.

4.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge of $30 or $35 (which may vary based on State) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded in the accompanying Statement of Changes in Net Assets. There are no contract maintenance charges under the FSA Advisor contract.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate account annual charges are recorded as a charge in the Statement of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, is as follows: FSA Polaris 1.52%, FSA Advisor 1.52%, FSA Polaris II 1.52%, FSA WM Diversified Strategies III 1.55% or 1.70%, FSA Polaris Choice 1.52% or 1.72%, FSA Polaris Choice III 1.52% or 1.77%, FSA Polaris II A-Class Platinum Series 0.85%, and FSA Polaris Advantage 1.65% or 1.90%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. It is for all expenses associated with the distribution of the

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in FSA WM Diversified Strategies III, FSA Polaris II, FSA Polaris Choice, FSA Polaris Choice III, and FSA Polaris Advantage, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee ranges from 0.25% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK INCOME PLUS FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus and MarketLock Income Plus features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, FSA Polaris Choice III, FSA Polaris II A-Class Platinum Series and FSA Polaris Advantage. The MarketLock for Two feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, and FSA Polaris Choice III. The Income Rewards feature is offered in FSA Polaris II, FSA Polaris Choice, FSA WM Diversified Strategies III, and FSA Polaris Choice
     III. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Advantage and FSA Polaris II A-Class Platinum Series. The annual fee ranges from 0.65% to 0.75% for one covered person and from 0.90% to 1.00% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)

     first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     The MarketLock Income Plus feature is offered in FSA Polaris II, FSA Polaris Choice III, FSA Polaris Advantage and FSA Polaris II A-Class Platinum Series. The annual fee ranges from 0.85% to 0.95% for one covered person and from 1.10% to 1.20% for two covered persons, of the Maximum Anniversary Value Benefit Base, deducted quarterly from the contract value and recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Maximum Anniversary Value Benefit Base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range up to 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit. Premium taxes are recorded as redemptions in the Statement of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

5.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2008 consist of the following:

                                                           Cost of Shares   Proceeds from
Variable Accounts                                             Acquired       Shares sold
-----------------                                          --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                       $    1,576,243   $   2,390,608
Capital Appreciation Portfolio (Class 1)                        3,572,459       5,212,890
Government and Quality Bond Portfolio (Class 1)                 5,296,017       7,315,288
Growth Portfolio (Class 1)                                      2,095,612       2,782,408
Natural Resources Portfolio (Class 1)                           1,810,163       2,355,110

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares   Proceeds from
Variable Accounts                                              Acquired       Shares sold
-----------------                                           --------------   -------------
ANCHOR TRUST (continued):
Asset Allocation Portfolio (Class 3)                        $    1,077,028   $     503,944
Capital Appreciation Portfolio (Class 3)                         7,504,887       2,335,599
Government and Quality Bond Portfolio (Class 3)                 12,634,894      10,444,899
Growth Portfolio (Class 3)                                       3,668,793       1,339,734
Natural Resources Portfolio (Class 3)                            5,081,262       1,389,869

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                       $      193,282   $   1,391,029
Alliance Growth Portfolio (Class 1)                                656,275       5,042,511
Balanced Portfolio (Class 1)                                       315,013       1,584,543
Blue Chip Growth Portfolio (Class 1)                               175,540         662,753
Capital Growth Portfolio (Class 1)                                 309,865         242,888
Cash Management Portfolio (Class 1)                             11,718,423      11,981,000
Corporate Bond Portfolio (Class 1)                                 765,585       2,371,494
Davis Venture Value Portfolio (Class 1)                          5,146,108       9,550,463
Dogs of Wall Street Portfolio (Class 1)                            625,042         698,506
Emerging Markets Portfolio (Class 1)                             2,322,916       2,388,189
Equity Opportunities Portfolio (Class 1)                         2,038,501       1,343,862
Fundamental Growth Portfolio (Class 1)                             458,086       1,286,819
Global Bond Portfolio (Class 1)                                  1,691,651       1,836,725
Global Equities Portfolio (Class 1)                                740,529       1,509,746
Growth Opportunities Portfolio (Class 1)                           351,602         393,316
Growth-Income Portfolio (Class 1)                                2,071,263       4,460,418
High-Yield Bond Portfolio (Class 1)                              1,598,463       4,698,110
International Diversified Equities Portfolio (Class 1)           1,228,173       2,026,044
International Growth and Income Portfolio (Class 1)              1,303,029       3,367,519
MFS Massachusetts Investors Trust Portfolio (Class 1)              121,185       2,142,025
MFS Total Return Portfolio (Class 1)                             1,691,793       4,441,191
Mid-Cap Growth Portfolio (Class 1)                                 227,241       1,061,378
Real Estate Portfolio (Class 1)                                    783,077       1,411,200
Technology Portfolio (Class 1)                                     134,223         265,550
Telecom Utility Portfolio (Class 1)                                174,136         470,260
Total Return Bond Portfolio (Class 1)                              305,345         801,821
Aggressive Growth Portfolio (Class 3)                              155,304         204,509
Alliance Growth Portfolio (Class 3)                                673,875       1,556,824
American Funds Asset Allocation SAST Portfolio (Class 3)           890,294         133,533
American Funds Global Growth SAST Portfolio (Class 3)            3,952,176         272,003
American Funds Growth SAST Portfolio (Class 3)                   5,195,334         264,211

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares   Proceeds from
Variable Accounts                                              Acquired       Shares sold
-----------------                                           --------------   -------------
SUNAMERICA TRUST (continued):
American Funds Growth-Income SAST Portfolio (Class 3)       $    4,894,867   $     295,450
Balanced Portfolio (Class 3)                                       127,161         348,085
Blue Chip Growth Portfolio (Class 3)                               563,746         344,275
Capital Growth Portfolio (Class 3)                               1,776,729         181,317
Cash Management Portfolio (Class 3)                             11,039,489       7,991,783
Corporate Bond Portfolio (Class 3)                               7,688,470       3,343,703
Davis Venture Value Portfolio (Class 3)                          8,569,801       3,417,220
Dogs of Wall Street Portfolio (Class 3)                            482,254         210,088
Emerging Markets Portfolio (Class 3)                             6,729,849         918,059
Equity Opportunities Portfolio (Class 3)                           559,710         321,842
Foreign Value Portfolio (Class 3)                                6,598,429       2,134,871
Fundamental Growth Portfolio (Class 3)                           3,109,064         368,854
Global Bond Portfolio (Class 3)                                  3,513,397       1,352,386
Global Equities Portfolio (Class 3)                                680,704         432,809
Growth Opportunities Portfolio (Class 3)                         1,768,799         338,119
Growth-Income Portfolio (Class 3)                                  368,746         280,142
High-Yield Bond Portfolio (Class 3)                              1,373,874         669,359
International Diversified Equities Portfolio (Class 3)           3,856,689       1,684,905
International Growth and Income Portfolio (Class 3)              9,018,786         859,082
Marsico Focused Growth Portfolio (Class 3)                         949,798         112,027
MFS Massachusetts Investors Trust Portfolio (Class 3)            2,492,867         460,205
MFS Total Return Portfolio (Class 3)                             3,218,706       1,512,688
Mid-Cap Growth Portfolio (Class 3)                                 926,360         643,550
Real Estate Portfolio (Class 3)                                  5,685,499         938,855
Small & Mid Cap Value Portfolio (Class 3)                        7,516,951       1,377,706
Small Company Value Portfolio (Class 3)                          2,820,110         421,067
Technology Portfolio (Class 3)                                     522,265         111,177
Telecom Utility Portfolio (Class 3)                                391,277          76,757
Total Return Bond Portfolio (Class 3)                            6,472,332       1,479,310

VAN KAMPEN TRUST (Class II):
Capital Growth Portfolio                                    $      106,260   $      91,299
Comstock Portfolio                                               3,650,245       1,122,450
Growth and Income Portfolio                                      7,218,690       2,025,885

PRINCIPAL FUNDS (Class 2):
Diversified International Account                           $      162,299   $     125,885
Equity Income Account                                              274,734         781,143

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares   Proceeds from
Variable Accounts                                              Acquired       Shares sold
-----------------                                           --------------   -------------
PRINCIPAL FUNDS (Class 2) (continued):
Income Account                                              $       40,677   $     265,181
LargeCap Blend Account II                                           66,521          42,759
LargeCap Growth Account                                                747          57,338
MidCap Stock Account                                               610,305         199,707
Money Market Account                                             1,281,371         757,582
Mortgage Securities Account                                            597           3,428
Real Estate Securities Account                                      13,593          22,323
SAM Balanced Portfolio                                           3,774,659       3,096,795
SAM Conservative Balanced Portfolio                                121,860         646,203
SAM Conservative Growth Portfolio                                  464,546         847,642
SAM Flexible Income Portfolio                                      484,212         923,751
SAM Strategic Growth Portfolio                                      75,970         171,216
Short-Term Income Account                                          105,631          89,833
SmallCap Growth Account II                                             404          97,198
West Coast Equity Account                                           71,129         285,787

COLUMBIA TRUST I (Class A):
Columbia High Yield Fund, Variable Series                   $       85,441   $      63,843
Columbia Marsico Focused Equities Fund, Variable Series            215,293          40,992

AMERICAN SERIES (Class 2):
Asset Allocation Fund                                       $      925,689   $     118,151
Global Growth Fund                                               3,000,365       2,081,628
Growth Fund                                                      3,813,161       1,711,433
Growth-Income Fund                                               3,892,306       2,674,285

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                                 $    4,465,491   $     912,690
Mid Cap Value Portfolio                                             70,384          80,071

MTB TRUST:
MTB Large Cap Growth Fund II                                $       67,483   $       3,608
MTB Large Cap Value Fund II                                         82,384           7,978
MTB Managed Allocation Fund - Aggressive Growth II                  51,267           4,243
MTB Managed Allocation Fund - Conservative Growth II (1)            22,893             473
MTB Managed Allocation Fund - Moderate Growth II                    98,470          12,773

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares   Proceeds from
Variable Accounts                                              Acquired       Shares sold
-----------------                                           --------------   -------------
FRANKLIN TEMPLETON TRUST (Class 2):
Franklin Income Securities Fund (2)                         $    1,087,895   $      43,470
Franklin Templeton VIP Founding Funds Allocation Fund (2)        2,145,377          23,803

(1)  For the period from May 12, 2008 (inception) to December 31, 2008

(2)  For the period from February 4, 2008 (inception) to December 31, 2008

6.   OTHER MATTERS

     In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   OTHER MATTERS (continued)

     During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

     On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with Maiden Lane II LLC, a Delaware limited liability company whose sole member is the NY Fed ("ML II"). Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $31.7 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated.

7.   SUBSEQUENT EVENTS

     On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

     AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

     On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as
     (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

7.   SUBSEQUENT EVENTS (continued)

     In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management does not currently anticipate this to have a material impact on the financial statements of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES

     A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2008, 2007, 2006, 2005, and 2004, follows:

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
ASSET ALLOCATION PORTFOLIO (CLASS 1)
   2008     234,020                 20.49      4,793,858            1.52%    2.96%                      -24.21%
   2007     312,307                 27.03      8,441,259            1.52%    2.73%                        6.81%
   2006     394,248                 25.31      9,977,259            1.52%    3.26%                        9.64%
   2005     499,496                 23.08     11,529,434            1.52%    3.02%                        3.39%
   2004     592,265                 22.33     13,222,798            1.52%    2.72%                        8.67%
CAPITAL APPRECIATION PORTFOLIO (CLASS 1)
   2008     326,438                 32.20     10,510,598            1.52%    0.00%                      -41.25%
   2007     431,219                 54.81     23,633,281            1.52%    0.33%                       25.78%
   2006     541,588                 43.57     23,597,538            1.52%    0.14%                        9.74%
   2005     669,723                 39.70     26,590,277            1.52%    0.30%                        9.96%
   2004     778,474                 36.11     28,107,879            1.52%    0.00%                        7.46%
GOVERNMENT AND QUALITY BOND PORTFOLIO (CLASS 1)
   2008     644,341                 18.78     12,100,714            1.52%    3.96%                        2.76%
   2007     774,986                 18.27     14,162,953            1.52%    3.74%                        4.69%
   2006     938,287                 17.46     16,379,702            1.52%    3.58%                        1.74%
   2005   1,268,280                 17.16     21,760,624            1.52%    3.82%                        1.09%
   2004   1,402,281                 16.97     23,800,048            1.52%    4.70%                        1.85%
GROWTH PORTFOLIO (CLASS 1)
   2008     236,291                 21.85      5,163,243            1.52%    0.73%                      -41.32%
   2007     309,303                 37.23     11,517,240            1.52%    0.69%                        8.53%
   2006     373,400                 34.31     12,810,872            1.52%    0.60%                       11.58%
   2005     458,975                 30.75     14,112,895            1.52%    0.87%                        5.51%
   2004     552,085                 29.14     16,089,621            1.52%    0.55%                        9.18%
NATURAL RESOURCES PORTFOLIO (CLASS 1)
   2008     105,729                 33.13      3,503,249            1.52%    0.89%                      -50.56%
   2007     140,008                 67.01      9,382,357            1.52%    1.09%                       38.09%
   2006     178,574                 48.53      8,665,254            1.52%    0.62%                       23.05%
   2005     214,268                 39.44      8,449,994            1.52%    0.50%                       43.91%
   2004     191,845                 27.41      5,257,517            1.52%    0.73%                       23.16%
ASSET ALLOCATION PORTFOLIO (CLASS 3)
   2008     113,415   11.25     to  19.98(4)   2,236,326   0.85% to 1.77%    2.98%       -24.59%     to -23.89%
   2007     107,800   26.50     to  26.60(4)   2,865,079   1.52% to 1.77%    2.66%         6.28%     to   6.54%
   2006      97,095   24.78     to  24.97      2,422,849   1.52% to 1.72%    3.36%         9.15%     to   9.37%(5)
   2005      47,448   22.70     to  22.83      1,082,724   1.52% to 1.72%    2.92%         2.93%     to   3.13%
   2004      33,192   22.06     to  22.13        734,449   1.52% to 1.72%    2.88%(13)     2.19%(13) to   8.39%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
CAPITAL APPRECIATION PORTFOLIO (CLASS 3)
   2008     483,122    7.91     to  10.50(4)  12,995,503   0.85% to 1.90%    0.00%       -41.63%     to -41.01%
   2007     415,143   17.79     to  53.43(4)  20,055,223   0.85% to 1.77%    0.15%        25.16%     to  26.32%
   2006     334,692   14.09     to  42.69(4)  14,012,679   0.85% to 1.77%    0.00%         3.91%(19) to   6.02%(5)(18)
   2005     209,725   39.19     to  39.43(4)   8,264,715   1.52% to 1.72%    0.09%         9.47%     to   9.69%(5)
   2004     110,915   35.80     to  35.95(4)   3,986,461   1.52% to 1.72%    0.00%         7.00%     to   7.20%(5)
GOVERNMENT AND QUALITY BOND PORTFOLIO (CLASS 3)
   2008   1,449,095   10.78     to  14.88(4)  26,105,975   0.85% to 1.90%    4.08%         2.12%     to   3.19%
   2007   1,343,538   14.42     to  17.76(4)  23,995,800   0.85% to 1.77%    3.76%         4.17%     to   5.13%(5)
   2006     971,781   13.71     to  17.05(4)  16,715,764   0.85% to 1.77%    3.57%         0.53%(19) to   4.19%(5)(18)
   2005     720,156   16.89     to  17.00     12,225,439   1.52% to 1.72%    3.90%         0.64%     to   0.84%
   2004     429,431   16.78     to  16.85      7,233,864   1.52% to 1.72%    5.47%(7)      0.21%(7)  to   1.60%
GROWTH PORTFOLIO (CLASS 3)
   2008     316,917    6.84     to   8.09(4)   6,474,338   0.85% to 1.90%    0.45%       -41.69%     to -41.07%
   2007     283,565   36.24     to  36.76(4)  10,375,610   1.52% to 1.77%    0.49%         8.00%     to   8.27%(5)
   2006     256,933   33.67     to  33.95      8,713,522   1.52% to 1.72%    0.41%        11.08%     to  11.30%(5)
   2005     211,282   30.31     to  30.51      6,440,048   1.52% to 1.72%    0.71%         5.04%     to   5.25%
   2004     124,808   28.86     to  28.99      3,616,619   1.52% to 1.72%    0.38%(7)      6.87%(7)  to   8.91%
NATURAL RESOURCES PORTFOLIO (CLASS 3)
   2008     189,295    6.88     to   7.04(4)   5,574,546   0.85% to 1.90%    0.67%       -50.87%     to -50.35%
   2007     136,467   13.85     to  65.23(4)   8,543,766   0.85% to 1.77%    1.01%        37.40%     to  38.67%
   2006      94,544    9.99     to  47.50(4)   4,473,238   0.85% to 1.72%    0.53%        -0.10%(18) to  22.50%(5)
   2005      41,266   38.78     to  39.09      1,608,771   1.52% to 1.72%    0.34%        43.27%     to  43.55%
   2004      13,871                 27.23        377,750            1.52%    0.60%                       22.88%
AGGRESSIVE GROWTH PORTFOLIO (CLASS 1)
   2008     224,748                  8.05      1,809,108            1.52%    0.58%                      -53.35%
   2007     311,668                 17.25      5,378,067            1.52%    0.54%                       -1.99%
   2006     437,597                 17.60      7,704,037            1.52%    0.10%                       11.58%
   2005     544,544                 15.78      8,591,508            1.52%    0.00%                        7.10%
   2004     642,749                 14.73      9,468,882            1.52%    0.00%                       15.02%
ALLIANCE GROWTH PORTFOLIO (CLASS 1)
   2008     470,096                 21.84     10,268,696            1.52%    0.15%                      -41.63%
   2007     605,572                 37.42     22,663,561            1.52%    0.05%                       12.88%
   2006     837,107                 33.15     27,754,618            1.52%    0.12%                       -0.75%
   2005   1,069,885                 33.40     35,739,139            1.52%    0.38%                       14.86%
   2004   1,299,688                 29.08     37,797,322            1.52%    0.31%                        6.31%
BALANCED PORTFOLIO (CLASS 1)
   2008     300,550                 12.43      3,734,308            1.52%    3.19%                      -27.01%
   2007     390,821                 17.02      6,652,880            1.52%    2.77%                        3.81%
   2006     507,142                 16.40      8,315,962            1.52%    2.57%                        9.19%
   2005     668,675                 15.02     10,041,574            1.52%    2.39%                        0.36%
   2004     849,220                 14.96     12,707,363            1.52%    1.49%                        5.16%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
BLUE CHIP GROWTH PORTFOLIO (CLASS 1)
   2008     206,094                  4.29        884,535            1.52%    0.41%                      -39.92%
   2007     283,134                  7.14      2,022,555            1.52%    0.35%                       12.35%
   2006     275,644                  6.36      1,752,678            1.52%    0.24%                        4.97%
   2005     286,791                  6.06      1,737,179            1.52%    0.59%                        1.00%
   2004     313,189                  6.00      1,878,279            1.52%    0.16%                        3.65%
CAPITAL GROWTH PORTFOLIO (CLASS 1)
   2008     122,752                  4.94        606,454            1.52%    0.00%                      -45.99%
   2007     112,149                  9.15      1,025,914            1.52%    1.13%                       11.84%
   2006     130,205                  8.18      1,064,938            1.52%    0.33%                       14.89%
   2005      97,904                  7.12        697,009            1.52%    0.44%                        2.04%
   2004     121,358                  6.97        846,471            1.52%    0.00%                       11.31%
CASH MANAGEMENT PORTFOLIO (CLASS 1)
   2008     801,601                 13.74     11,013,417            1.52%    3.79%                       -0.35%
   2007     838,478                 13.79     11,560,079            1.52%    3.59%                        2.93%
   2006     731,417                 13.39      9,796,654            1.52%    2.70%                        3.05%
   2005     774,741                 13.00     10,069,463            1.52%    0.92%                        1.24%
   2004     834,881                 12.84     10,718,308            1.52%    0.80%                       -0.70%
CORPORATE BOND PORTFOLIO (CLASS 1)
   2008     277,466                 16.94      4,699,639            1.52%    4.21%                       -9.17%
   2007     376,365                 18.65      7,018,427            1.52%    3.75%                        3.89%
   2006     451,616                 17.95      8,106,771            1.52%    4.25%                        4.26%
   2005     615,116                 17.22     10,590,606            1.52%    4.44%                        0.37%
   2004     706,500                 17.15     12,118,766            1.52%    4.89%                        5.21%
DAVIS VENTURE VALUE PORTFOLIO (CLASS 1)
   2008     759,922                 24.74     18,798,296            1.52%    1.57%                      -39.09%
   2007     998,715                 40.62     40,562,908            1.52%    0.84%                        4.06%
   2006   1,246,273                 39.03     48,642,189            1.52%    0.97%                       13.57%
   2005   1,505,818                 34.37     51,750,951            1.52%    0.99%                        8.94%
   2004   1,723,559                 31.55     54,372,456            1.52%    0.86%                       11.80%
"DOGS" OF WALL STREET PORTFOLIO (CLASS 1)
   2008     127,465                  9.13      1,163,088            1.52%    3.31%                      -27.70%
   2007     161,862                 12.62      2,042,844            1.52%    2.40%                       -3.41%
   2006     204,092                 13.07      2,666,848            1.52%    2.46%                       19.81%
   2005     248,632                 10.91      2,711,597            1.52%    2.29%                       -4.20%
   2004     291,495                 11.38      3,318,564            1.52%    2.28%                        7.97%
EMERGING MARKETS PORTFOLIO (CLASS 1)
   2008     242,671                 11.44      2,776,870            1.52%    1.43%                      -57.27%
   2007     343,033                 26.78      9,186,700            1.52%    1.83%                       39.25%
   2006     507,829                 19.23      9,766,665            1.52%    0.97%                       29.13%
   2005     552,174                 14.89      8,223,841            1.52%    0.34%                       35.14%
   2004     522,719                 11.02      5,760,779            1.52%    1.08%                       22.63%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                    Expense Ratio    Investment        Total Return
                           Lowest to          Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
EQUITY OPPORTUNITIES PORTFOLIO (CLASS 1)
   2008     268,348                 12.46      3,345,205            1.52%    1.58%                      -39.40%
   2007     289,893                 20.57      5,963,389            1.52%    1.66%                       -1.40%
   2006     380,114                 20.86      7,930,109            1.52%    1.54%                       14.94%
   2005     466,182                 18.15      8,461,380            1.52%    1.47%                        3.09%
   2004     591,397                 17.60     10,406,604            1.52%    1.41%                        8.23%
FUNDAMENTAL GROWTH PORTFOLIO (CLASS 1)
   2008     231,949                 11.72      2,717,945            1.52%    0.00%                      -45.67%
   2007     279,353                 21.57      6,025,255            1.52%    0.00%                       13.41%
   2006     370,504                 19.02      7,044,969            1.52%    0.02%                        4.19%
   2005     473,972                 18.25      8,650,232            1.52%    0.60%                        4.47%
   2004     559,649                 17.47      9,777,261            1.52%    0.13%                        3.42%
GLOBAL BOND PORTFOLIO (CLASS 1)
   2008     150,429                 20.56      3,092,067            1.52%    3.00%                        4.07%
   2007     163,504                 19.75      3,229,381            1.52%    0.58%                        9.70%
   2006     180,544                 18.01      3,250,643            1.52%    9.05%                        2.30%
   2005     227,066                 17.60      3,996,385            1.52%    3.14%                        3.01%
   2004     225,858                 17.09      3,858,924            1.52%    0.00%                        2.40%
GLOBAL EQUITIES PORTFOLIO (CLASS 1)
   2008     173,662                 14.77      2,565,924            1.52%    2.18%                      -44.25%
   2007     215,330                 26.50      5,706,422            1.52%    1.15%                       10.18%
   2006     261,380                 24.05      6,286,525            1.52%    0.91%                       22.00%
   2005     309,442                 19.71      6,100,144            1.52%    0.28%                       14.04%
   2004     323,370                 17.28      5,589,415            1.52%    0.29%                       10.18%
GROWTH OPPORTUNITIES PORTFOLIO (CLASS 1)
   2008     131,247                  4.29        562,699            1.52%    0.00%                      -36.85%
   2007     139,965                  6.79        950,205            1.52%    0.00%                       19.73%
   2006     142,002                  5.67        805,175            1.52%    0.00%                       11.73%
   2005      94,760                  5.07        480,912            1.52%    0.00%                        6.03%
   2004     250,369                  4.79      1,198,381            1.52%    0.00%                        4.57%
GROWTH-INCOME PORTFOLIO (CLASS 1)
   2008     419,150                 19.49      8,168,268            1.52%    1.04%                      -43.77%
   2007     558,140                 34.65     19,342,480            1.52%    0.88%                        9.44%
   2006     742,995                 31.66     23,526,553            1.52%    0.70%                        5.81%
   2005     919,440                 29.92     27,515,259            1.52%    0.54%                        5.58%
   2004   1,211,477                 28.34     34,336,738            1.52%    0.68%                        9.85%
HIGH-YIELD BOND PORTFOLIO (CLASS 1)
   2008     242,408                 14.06      3,407,990            1.52%    9.95%                      -33.18%
   2007     436,769                 21.04      9,189,786            1.52%    7.21%                       -0.15%
   2006     573,502                 21.07     12,084,690            1.52%    7.55%                       12.94%
   2005     620,626                 18.66     11,579,603            1.52%    9.09%                        7.23%
   2004     770,474                 17.40     13,406,727            1.52%    8.71%                       15.69%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO (CLASS 1)
   2008     385,914                  9.86      3,806,888            1.52%    3.31%                      -40.38%
   2007     465,852                 16.54      7,707,529            1.52%    1.98%                       13.61%
   2006     545,060                 14.56      7,937,585            1.52%    0.40%                       21.59%
   2005     650,604                 11.98      7,791,843            1.52%    1.53%                       12.06%
   2004     657,331                 10.69      7,024,917            1.52%    1.92%                       14.73%
INTERNATIONAL GROWTH AND INCOME PORTFOLIO (CLASS 1)
   2008     329,822                 10.64      3,508,360            1.52%    2.67%                      -46.73%
   2007     499,348                 19.97      9,970,653            1.52%    1.53%                        5.55%
   2006     618,360                 18.92     11,697,749            1.52%    1.32%                       25.13%
   2005     681,700                 15.12     10,305,980            1.52%    0.89%                       12.56%
   2004     697,293                 13.43      9,365,125            1.52%    1.29%                       19.04%
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO (CLASS 1)
   2008     215,894                 17.02      3,675,337            1.52%    0.93%                      -33.46%
   2007     303,773                 25.58      7,771,754            1.52%    1.11%                        8.91%
   2006     385,451                 23.49      9,055,026            1.52%    0.68%                       11.48%
   2005     473,467                 21.07      9,977,675            1.52%    0.79%                        6.10%
   2004     514,492                 19.86     10,218,994            1.52%    0.81%                       10.17%
MFS TOTAL RETURN PORTFOLIO (CLASS 1)
   2008     414,277                 22.16      9,179,787            1.52%    3.06%                      -23.20%
   2007     560,824                 28.85     16,180,092            1.52%    2.49%                        2.67%
   2006     674,463                 28.10     18,952,867            1.52%    2.36%                       10.31%
   2005     790,163                 25.47     20,129,311            1.52%    2.13%                        1.49%
   2004     856,284                 25.10     21,492,849            1.52%    0.19%                        9.63%
MID-CAP GROWTH PORTFOLIO (CLASS 1)
   2008     313,833                  7.00      2,195,718            1.52%    0.00%                      -44.22%
   2007     388,873                 12.54      4,877,307            1.52%    0.24%                       15.18%
   2006     459,103                 10.89      4,999,231            1.52%    0.00%                        1.02%
   2005     588,780                 10.78      6,346,307            1.52%    0.00%                        1.63%
   2004     671,951                 10.61      7,126,580            1.52%    0.00%                       12.37%
REAL ESTATE PORTFOLIO (CLASS 1)
   2008     133,956                 14.72      1,971,981            1.52%    3.00%                      -44.74%
   2007     183,435                 26.64      4,886,772            1.52%    1.28%                      -15.64%
   2006     223,005                 31.58      7,042,071            1.52%    1.30%                       32.46%
   2005     254,015                 23.84      6,055,622            1.52%    1.99%                       11.58%
   2004     301,047                 21.36      6,431,727            1.52%    2.56%                       32.53%
TECHNOLOGY PORTFOLIO (CLASS 1)
   2008     194,798                  1.39        270,717            1.52%    0.00%                      -51.88%
   2007     272,152                  2.89        785,794            1.52%    0.00%                       20.10%
   2006     280,818                  2.40        675,112            1.52%    0.00%                       -0.40%
   2005     311,559                  2.41        751,974            1.52%    0.00%                       -1.71%
   2004     424,341                  2.45      1,041,756            1.52%    0.00%                       -4.00%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
TELECOM UTILITY PORTFOLIO (CLASS 1)
   2008      97,398                 11.15      1,085,585            1.52%    2.46%                      -38.39%
   2007     118,963                 18.09      2,152,052            1.52%    2.85%                       19.09%
   2006     146,551                 15.19      2,226,218            1.52%    3.66%                       24.60%
   2005     174,618                 12.19      2,128,916            1.52%    4.13%                        4.91%
   2004     203,888                 11.62      2,369,337            1.52%    4.54%                       15.01%
TOTAL RETURN BOND PORTFOLIO (CLASS 1)
   2008      98,057                 23.03      2,257,658            1.52%    3.34%                        3.49%
   2007     122,457                 22.25      2,724,530            1.52%    6.26%                        3.96%
   2006     147,377                 21.40      3,154,236            1.52%    7.19%                        7.98%
   2005     179,125                 19.82      3,550,350            1.52%    7.41%                        5.69%
   2004     228,525                 18.75      4,285,555            1.52%    6.03%                        7.77%
AGGRESSIVE GROWTH PORTFOLIO (CLASS 3)
   2008     106,908    5.00     to   7.77(4)     840,266   0.85% to 1.77%    0.31%       -53.63%     to -53.20%
   2007     110,612   16.75     to  16.98      1,871,727   1.52% to 1.77%    0.42%        -2.42%     to  -2.17%
   2006      77,923   17.16     to  17.35      1,346,722   1.52% to 1.72%    0.00%        11.08%     to  11.30%(5)
   2005      61,576   15.45     to  15.59        956,442   1.52% to 1.72%    0.00%         6.61%     to   6.83%
   2004      17,532   14.49     to  14.59        255,686   1.52% to 1.72%    0.00%(8)     14.70%(8)  to  14.74%
ALLIANCE GROWTH PORTFOLIO (CLASS 3)
   2008     339,943    5.44     to  21.04(4)   6,984,689   0.85% to 1.77%    0.00%       -41.93%     to -41.39%
   2007     364,831    9.27     to  36.22(4)  12,940,033   0.85% to 1.77%    0.00%        12.31%     to  13.35%
   2006     300,705    8.18     to  32.25(4)   9,641,133   0.85% to 1.77%    0.00%        -0.98%(18) to   3.53%(5)(19)
   2005     168,890   32.74     to  32.96(4)   5,560,552   1.52% to 1.72%    0.20%        14.35%     to  14.58%(5)
   2004     106,128   28.63     to  28.76(4)   3,051,320   1.52% to 1.72%    0.12%(7)      3.17%(7)  to   6.06%
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO (CLASS 3)
   2008     138,834    7.57     to   7.61      1,055,958   1.52% to 1.77%    1.26%       -31.07%     to -30.90%
   2007      60,994   10.99     to  11.02        671,855   1.52% to 1.77%    0.06%         4.36%     to   4.61%(5)
   2006         599                 10.53          6,306            1.52%    0.00%(19)                    5.34%(19)
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO (CLASS 3)
   2008     549,023    7.33     to   7.34(4)   4,022,172   1.52% to 1.90%    1.38%       -39.78%     to -39.55%
   2007     176,891   12.10     to  12.14      2,144,751   1.52% to 1.77%    0.00%        12.43%     to  12.71%(5)
   2006       2,269   10.76     to  10.77         24,436   1.52% to 1.77%    0.00%(19)     7.64%(19) to   7.68%(19)
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
AMERICAN FUNDS GROWTH SAST PORTFOLIO (CLASS 3)
   2008     686,499    6.39     to   6.46      4,423,666   1.52% to 1.90%    0.54%       -45.23%     to -45.03%
   2007     165,497   11.71     to  11.75      1,943,365   1.52% to 1.77%    0.02%         9.97%     to  10.24%(5)
   2006         788                 10.66          8,397            1.52%    0.00%(19)                    6.56%(19)
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO (CLASS 3)
   2008     787,320    6.63     to   6.70(4)   5,213,567   1.52% to 1.90%    0.94%       -39.22%     to -38.99%
   2007     270,753   10.83     to  10.86(4)   2,938,575   1.52% to 1.77%    0.04%         2.80%     to   3.06%(5)
   2006         971   10.53     to  10.54         10,234   1.52% to 1.77%    0.00%(19)     5.31%(19) to   5.37%(19)
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
BALANCED PORTFOLIO (CLASS 3)
   2008      48,569   12.01     to  12.21        592,743   1.52% to 1.77%    3.00%       -27.35%     to -27.17%
   2007      63,949   16.53     to  16.76      1,067,741   1.52% to 1.77%    2.85%         3.30%     to   3.56%
   2006      38,174   16.03     to  16.19        616,993   1.52% to 1.72%    2.48%         8.70%     to   8.92%(5)
   2005      28,188   14.75     to  14.86        418,300   1.52% to 1.72%    2.44%        -0.09%     to   0.11%
   2004      19,272   14.76     to  14.84        285,657   1.52% to 1.72%    1.66%(16)     3.81%(16) to   4.91%
BLUE CHIP GROWTH PORTFOLIO (CLASS 3)
   2008     269,789    4.15     to   4.16(4)   1,135,923   0.85% to 1.77%    0.19%       -40.22%     to -39.67%
   2007     233,074    6.89     to   6.94(4)   1,639,385   0.85% to 1.77%    0.13%        11.79%     to  12.82%
   2006     150,701    6.23     to   6.29        947,008   1.52% to 1.72%    0.01%         4.50%     to   4.71%(5)
   2005     104,205    5.96     to   6.01        625,794   1.52% to 1.72%    0.34%         0.54%     to   0.74%
   2004      90,245    5.93     to   5.96        538,030   1.52% to 1.72%    0.00%(8)      3.40%     to   5.09%(8)
CAPITAL GROWTH PORTFOLIO (CLASS 3)
   2008     433,824    5.08     to   6.39(4)   2,135,117   0.85% to 1.90%    0.00%       -46.33%     to -45.76%
   2007     220,270    8.95     to   9.36(4)   1,981,845   0.85% to 1.77%    1.33%        11.30%     to  12.32%(5)
   2006      53,332    7.99     to   8.06        429,275   1.52% to 1.72%    0.11%        14.37%     to  14.60%(5)
   2005      30,873    6.99     to   7.03        217,096   1.52% to 1.72%    0.30%         1.58%     to   1.79%
   2004      10,719                  6.91         74,066            1.52%    0.00%                       11.03%
CASH MANAGEMENT PORTFOLIO (CLASS 3)
   2008     879,922   10.22     to  11.90(4)  11,757,288   0.85% to 1.90%    3.63%        -0.97%     to   0.07%
   2007     664,280   11.89     to  13.39(4)   8,999,290   0.85% to 1.77%    3.82%         2.42%     to   3.37%
   2006     425,399   13.13     to  13.24      5,623,721   1.52% to 1.72%    2.50%         2.59%     to   2.80%(5)
   2005     290,399   12.80     to  12.88      3,736,540   1.52% to 1.72%    0.68%         0.79%     to   0.99%
   2004     196,031   12.70     to  12.76      2,499,256   1.52% to 1.72%    0.67%(7)     -0.94%     to  -1.08%(7)
CORPORATE BOND PORTFOLIO (CLASS 3)
   2008   1,026,824    9.55     to  14.03(4)  16,496,646   0.85% to 1.90%    4.62%        -9.74%     to  -8.79%
   2007     800,282   15.38     to  18.09(4)  14,478,797   0.85% to 1.77%    4.17%         3.37%     to   4.32%(5)
   2006     463,834   14.74     to  17.50(4)   8,169,397   0.85% to 1.77%    4.67%         1.20%(19) to   5.29%(18)
   2005     256,794   16.94     to  17.00      4,361,739   1.52% to 1.72%    4.90%        -0.08%     to   0.12%
   2004     126,413   16.95     to  16.97      2,145,636   1.52% to 1.72%    6.44%(10)     3.92%(10) to   4.95%
DAVIS VENTURE VALUE PORTFOLIO (CLASS 3)
   2008     770,465    6.82     to   9.98(4)  17,448,927   0.85% to 1.90%    1.46%       -39.48%     to -38.84%
   2007     690,684   16.31     to  39.45(4)  26,666,455   0.85% to 1.77%    0.70%         3.54%     to   4.50%
   2006     572,565   15.61     to  38.10(4)  21,928,071   0.85% to 1.77%    0.86%         7.31%(19) to   9 32%(5)(18)
   2005     384,255   33.80     to  34.02     13,056,828   1.52% to 1.72%    0.91%         8.46%     to   8.67%
   2004     205,799   31.17     to  31.30      6,438,772   1.52% to 1.72%    0.86%        11.31%     to  11.53%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
"DOGS" OF WALL STREET PORTFOLIO (CLASS 3)
   2008     100,495    7.63     to  10.89        896,659   0.85% to 1.90%    3.22%       -28.16%     to -27.40%
   2007      95,823   12.28     to  15.00      1,190,708   0.85% to 1.77%    2.56%        -3.90%     to  -3.00%
   2006      68,585   12.80     to  12.92        884,327   1.52% to 1.72%    2.39%        19.28%     to  19.51%(5)
   2005      48,766   10.73     to  10.81        526,764   1.52% to 1.72%    2.81%        -4.63%     to  -4.44%
   2004      26,019                 11.31        294,247            1.52%    2.46%                        7.71%
EMERGING MARKETS PORTFOLIO (CLASS 3)
   2008     521,630    6.95     to  14.39      5,754,527   0.85% to 1.90%    1.53%       -57.54%     to -57.09%
   2007     357,660   26.01     to  33.53(4)   9,414,141   0.85% to 1.77%    1.90%        38.57%     to  39.86%
   2006     257,317   18.77     to  23.98      4,870,287   0.85% to 1.77%    0.93%         7.19%(18) to  16.78%(5)(19)
   2005     134,903   14.62     to  14.74      1,979,457   1.52% to 1.72%    0.16%        34.53%     to  34.80%
   2004      34,037   10.87     to  10.93        371,993   1.52% to 1.72%    1.17%(8)     14.87%(8)  to  22.39%
EQUITY OPPORTUNITIES PORTFOLIO (CLASS 3)
   2008     110,609    6.47     to   8.07(4)   1,319,969   0.85% to 1.90%    1.25%       -39.79%     to -39.15%
   2007     118,136   13.26     to  19.98(4)   2,354,023   0.85% to 1.77%    1.58%        -1.90%     to  -0.99%
   2006     111,322   13.39     to  20.41(4)   2,252,952   0.85% to 1.72%    1.46%        11.10%(18) to  14.42%(5)
   2005      95,469   17.84     to  17.97      1,713,862   1.52% to 1.72%    1.51%         2.63%     to   2.84%
   2004      58,551   17.38     to  17.47      1,022,770   1.52% to 1.72%    1.48%(10)     6.22%(10) to   7.98%
FOREIGN VALUE PORTFOLIO (CLASS 3)
   2008   1,053,691    7.30     to   7.41(4)  13,190,881   0.85% to 1.90%    3.05%       -42.13%     to -41.52%
   2007     873,777   12.66     to  22.06(4)  19,274,063   0.85% to 1.77%    1.76%        12.06%     to  13.10%
   2006     814,527   11.20     to  19.75(4)  16,124,959   0.85% to 1.72%    0.98%        11.98%(18) to  24.88%(5)
   2005     662,267   15.81     to  15.92     10,525,402   1.52% to 1.72%    0.00%         8.06%     to   8.28%
   2004     342,611   14.63     to  14.70      5,034,728   1.52% to 1.72%    1.57%(7)     14.41%(7)  to  17.96%
FUNDAMENTAL GROWTH PORTFOLIO (CLASS 3)
   2008     307,030    4.60     to   6.74(4)   3,290,405   0.85% to 1.90%    0.00%       -46.01%     to -45.44%
   2007     129,053   20.94     to  21.24(4)   2,713,773   1.52% to 1.77%    0.00%        12.93%     to  13.21%(5)
   2006      10,678   18.56     to  18.76        199,450   1.52% to 1.72%    0.00%         3.72%     to   6.92%(19)
   2005      10,856   17.89     to  18.06        195,345   1.52% to 1.72%    0.39%         4.00%     to   4.21%
   2004      10,772   17.21     to  17.33        186,180   1.52% to 1.72%    0.00%         3.16%     to   9.71%(15)
GLOBAL BOND PORTFOLIO (CLASS 3)
   2008     250,824   11.41     to  15.41(4)   4,884,012   0.85% to 1.90%    3.34%         3.42%     to   4.51%
   2007     143,376   14.75     to  19.13(4)   2,710,602   0.85% to 1.77%    0.38%         9.15%     to  10.16%
   2006      65,124   13.39     to  17.59(4)   1,132,188   0.85% to 1.72%   10.68%         1.47%(18) to   1.84%(5)
   2005      29,033   17.27     to  17.44        505,879   1.52% to 1.72%    3.50%         2.55%     to   2.76%
   2004      10,789   16.84     to  16.97        183,008   1.52% to 1.72%    0.00%(11)    -0.34%(11) to   2.14%
GLOBAL EQUITIES PORTFOLIO (CLASS 3)
   2008      99,132    6.72     to  14.49(4)   1,371,857   1.52% to 1.90%    2.08%       -44.54%     to -44.39%
   2007      84,281   12.02     to  25.61(4)   2,163,754   0.85% to 1.77%    1.14%         9.63%     to  10.65%
   2006      57,896   23.52     to  23.71(4)   1,371,519   1.52% to 1.72%    0.80%        21.46%     to  21.70%(5)
   2005      33,331   19.37     to  19.49(4)     649,995   1.52% to 1.72%    0.08%        13.53%     to  13.76%(5)
   2004      11,836   17.06     to  17.13(4)     202,738   1.52% to 1.72%    0.15%(14)     9.91%     to  19.21%(14)(5)

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
GROWTH OPPORTUNITIES PORTFOLIO (CLASS 3)
   2008     610,496    4.32     to   8.12(4)   2,602,783   0.85% to 1.90%    0.00%       -37.24%     to -36.58%
   2007     337,741    6.61     to   6.69      2,253,282   1.52% to 1.77%    0.00%        19.14%     to  19.43%
   2006     212,701    5.55     to   5.60(4)   1,189,111   1.52% to 1.77%    0.00%         5.45%(19) to  11.45%(5)
   2005      33,007    4.99     to   5.03        165,901   1.52% to 1.72%    0.00%         5.55%     to   5.76%
   2004      22,197                  4.75        105,511            1.52%    0.00%                        4.31%
GROWTH-INCOME PORTFOLIO (CLASS 3)
   2008      32,766    6.42     to   6.50(4)     572,672   0.85% to 1.90%    0.84%       -44.12%     to -43.53%
   2007      33,320   11.37     to  33.64(4)   1,095,140   0.85% to 1.77%    0.78%         8.90%     to   9.91%
   2006      25,329   10.35     to  30.96(4)     753,327   0.85% to 1.72%    0.53%         3.91%(18) to   5.33%(5)
   2005      19,199   29.39     to  29.61        568,321   1.52% to 1.72%    0.36%         5.11%     to   5.32%
   2004      16,698   27.96     to  28.12        469,316   1.52% to 1.72%    0.61%(14)     9.58%     to  15.88%(14)
HIGH-YIELD BOND PORTFOLIO (CLASS 3)
   2008     162,434    6.86     to 10.11 (4)   2,126,355   0.85% to 1.90%   11.75%       -33.75%     to -32.90%
   2007     131,880   15.06     to 20.45 (4)   2,620,994   0.85% to 1.77%    7.83%        -0.64%     to   0.28%
   2006      83,697   15.02     to 20.62 (4)   1,708,412   0.85% to 1.72%    8.36%         8.08%(18) to  12.43%(5)
   2005      61,970   18.34     to  19.49      1,145,172   1.52% to 1.72%   11.33%         6.74%     to   6.96%
   2004      31,726   17.18     to  17.29        548,015   1.52% to 1.72%   10.52%(12)    13.06%(12) to  15.41%
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO (CLASS 3)
   2008   1,062,717    6.70     to   7.33(4)  10,202,829   0.85% to 1.90%    3.35%       -40.75%     to -40.13%
   2007     955,430   11.19     to  16.10(4)  15,550,936   0.85% to 1.77%    1.99%        13.04%     to  14.09%(5)
   2006     774,274   14.24     to  14.41     11,143,193   1.52% to 1.77%    0.25%         9.45%(19) to  21.29%
   2005     557,074   11.80     to  11.88      6,612,819   1.52% to 1.72%    1.51%        11.57%     to  11.79%
   2004     311,460   10.58     to  10.63      3,309,374   1.52% to 1.72%    2.35%(9)     9.98%(9)   to  14.46%
INTERNATIONAL GROWTH AND INCOME PORTFOLIO (CLASS 3)
   2008     985,627    6.18     to   8.60(4)   9,864,933   0.85% to 1.90%    3.23%       -47.06%     to -46.50%
   2007     510,221   16.07     to  19.43(4)   9,892,263   0.85% to 1.77%    1.67%         5.03%     to   6.00%(5)
   2006     227,007   15.16     to  18.50(4)   4,207,621   0.85% to 1.77%    1.33%         9.17%(18) to   9.95%(5)(19)
   2005      85,088   14.87     to  14.94      1,270,549   1.52% to 1.72%    0.70%        12.06%     to  12.29%
   2004      74,675   13.27     to  13.30        993,244   1.52% to 1.72%    1.38%(7)     15.47%(7)  to  18.75%
MARSICO FOCUSED GROWTH PORTFOLIO (CLASS 3)
   2008     192,620    6.83     to   7.17(4)   1,500,606   0.85% to 1.90%    0.24%       -42.08%     to -41.47%
   2007     152,550   11.67     to  13.28(4)   2,046,151   0.85% to 1.77%    0.00%        11.38%     to  12.41%
   2006     108,098   10.38     to  12.06      1,302,180   0.85% to 1.52%    0.00%         3.80%(18) to   8.51%(19)
   2005      70,568                 11.30        797,304            1.52%    0.00%                        8.77%
   2004      48,359                 10.39        502,317            1.52%    0.00%                        9.31%
MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO (CLASS 3)
   2008     229,069    7.70     to   8.03(4)   3,526,622   0.85% to 1.90%    0.96%       -33.88%     to -33.18%
   2007     112,084   12.01     to  24.90(4)   2,816,753   0.85% to 1.77%    0.95%         8.36%     to   9.36%
   2006     120,382   23.04     to  23.24      2,793,929   1.52% to 1.72%    0.50%        10.97%     to  11.20%(5)
   2005     104,310   20.77     to  20.90      2,177,911   1.52% to 1.72%    0.65%         5.62%     to   5.84%
   2004      62,425   19.66     to  19.75      1,232,378   1.52% to 1.72%    0.78%(7)      8.09%(7)  to   9.90%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
MFS TOTAL RETURN PORTFOLIO (CLASS 3)
   2008     403,274    8.31     to  12.70(4)   7,919,481   0.85% to 1.90%    3.20%       -23.68%     to -22.88%
   2007     354,932   16.46     to  28.03(4)   9,485,470   0.85% to 1.77%    2.51%         2.15%     to   3.09%
   2006     259,391   15.97     to  27.51(4)   7,118,917   0.85% to 1.72%    2.34%         7.58%(18) to   9.81%(5)
   2005     184,819   25.06     to  25.24      4,658,623   1.52% to 1.72%    2.17%         1.04%     to   1.24%
   2004      91,432   24.80     to  24.93      2,278,458   1.52% to 1.72%    0.21%         9.14%     to   9.36%
MID-CAP GROWTH PORTFOLIO (CLASS 3)
   2008     486,422    5.75     to   6.97(4)   3,322,545   0.85% to 1.90%    0.00%       -44.57%     to -43.98%
   2007     451,523   10.26     to  12.18(4)   5,538,114   0.85% to 1.77%    0.04%        14.60%     to  15.66%(5)
   2006     389,077    8.87     to  10.66(4)   4,158,703   0.85% to 1.72%    0.00%        -3.52%(18) to   0.57%(5)
   2005     296,165   10.60     to  10.67(4)   3,154,555   1.52% to 1.72%    0.00%         1.17%     to   1.38%
   2004     148,387   10.48     to  10.53(4)   1,561,584   1.52% to 1.72%    0.00%        11.87%     to  12.09%(5)
REAL ESTATE PORTFOLIO (CLASS 3)
   2008     451,145    5.13     to  17.98      6,211,664   0.85% to 1.90%    3.46%       -45.09%     to -44.51%
   2007     257,567   25.91     to  32.41(4)   6,732,627   0.85% to 1.77%    1.35%       -16.06%     to -15.28%(5)
   2006     149,616   30.86     to  38.25      4,656,301   0.85% to 1.77%    1.29%         9.33%(19) to  21.10%(5)(18)
   2005      70,662   23.45     to  23.62      1,665,654   1.52% to 1.72%    2.03%        11.09%     to  11.31%
   2004      28,942   21.11     to  21.22        613,632   1.52% to 1.72%    3.21%(17)    31.19%(17) to  32.21%
SMALL & MID CAP VALUE PORTFOLIO (CLASS 3)
   2008   1,039,983    6.73     to   6.99(4)  11,661,879   0.85% to 1.90%    0.24%       -36.38%     to -35.71%
   2007     676,262   10.47     to  18.10(4)  12,246,053   0.85% to 1.77%    0.47%        -0.23%     to   0.69%(5)
   2006     461,228   10.40     to  18.14(4)   8,418,212   0.85% to 1.77%    0.08%         4.03%(18) to   7.23%(5)(19)
   2005     309,076   16.32     to  16.43      5,066,516   1.52% to 1.72%    0.00%         3.99%     to   4.20%
   2004     130,336   15.69     to  15.77      2,054,680   1.52% to 1.72%    0.45%(9)     12.20%(9)  to  16.05%
SMALL COMPANY VALUE PORTFOLIO (CLASS 3)
   2008     625,812    6.15     to   6.53(4)   3,792,982   0.85% to 1.90%    0.24%       -35.15%     to -34.46%
   2007     329,965    9.24     to   9.39(4)   3,061,885   0.85% to 1.77%    0.00%        -8.48%     to  -7.63%(5)
   2006      83,068   10.09     to  10.16        840,233   0.85% to 1.77%    0.00%(18)     1.64%(18) to   8.03%(5)(19)
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
TECHNOLOGY PORTFOLIO (CLASS 3)
   2008     651,042    1.36     to   6.10(4)     886,741   1.52% to 1.90%    0.00%       -52.22%     to -52.00%(5)
   2007     448,012    2.81     to   2.84(4)   1,270,937   1.52% to 1.77%    0.00%        19.50%     to  19.80%(5)
   2006     291,032    2.35     to   2.37(4)     689,041   1.52% to 1.72%    0.00%        -0.85%     to   3.11%(5)
   2005     170,624    2.37     to   2.39(4)     407,471   1.52% to 1.70%    0.00%        -2.16%     to  -1.97%(5)
   2004      84,487    2.39     to   2.44        205,850   1.52% to 1.70%    0.00%        -5.34%     to  -4.24%
TELECOM UTILITY PORTFOLIO (CLASS 3)
   2008      43,804   10.90     to  10.97        480,483   1.52% to 1.77%    2.60%       -38.69%     to -38.54%
   2007      23,105   17.79     to  17.85        412,381   1.52% to 1.77%    3.43%        18.54%     to  18.83%
   2006      11,768                 15.02        176,763            1.52%    3.85%         9.76%(19) to  24.28%
   2005       6,378                 12.09         77,085            1.52%    4.21%                        4.66%
   2004       3,520                 11.55         40,653            1.52%    4.13%                       14.72%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment       Total Return
                           Lowest to          Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
TOTAL RETURN BOND PORTFOLIO (CLASS 3)
   2008     277,340   11.10     to  16.00(4)   5,896,578   0.85% to 1.90%    5.77%         2.84%     to   3.92%
   2007      35,044   15.40     to  21.81(4)     755,443   0.85% to 1.77%    6.93%         3.38%     to   4.40%
   2006      27,903   14.75     to  21.17        584,827   0.85% to 1.52%    8.60%         6.18%(18) to   7.72%(5)
   2005      17,131                 19.66        336,776            1.52%    8.13%                        5.43%
   2004      12,255                 18.65        228,508            1.52%    8.78%                        7.50%
CAPITAL GROWTH PORTFOLIO (CLASS II)

   2008      62,558    5.52     to   5.85        354,726   0.85% to 1.77%    0.19%       -50.01%     to -49.55%
   2007      60,494   11.05     to  11.60        684,414   0.85% to 1.77%    0.00%        14.60%     to  15.66%
   2006      57,937    9.79     to  10.03(4)     571,367   0.85% to 1.72%    0.00%        -3.61%(18) to   0.87%(5)
   2005      34,442    9.70     to   9.76        336,082   1.52% to 1.72%    0.01%         5.80%     to   6.01%
   2004      25,863                  9.21        238,142            1.52%    0.00%                        5.17%
COMSTOCK PORTFOLIO (CLASS II)
   2008     625,183    6.56     to   9.02      5,399,811   0.85% to 1.90%    1.95%       -37.01%     to -36.35%
   2007     413,084   13.43     to  14.16      5,687,439   0.85% to 1.77%    1.43%        -4.04%     to  -3.15%
   2006     318,475   14.15     to  14.62(4)   4,538,092   0.85% to 1.72%    1.14%        10.07%(18) to  14.07%(5)
   2005     239,201   12.41     to  12.46      2,978,425   1.52% to 1.72%    0.70%         2.34%     to   2.54%
   2004     117,253   12.13(4)  to  12.15      1,423,797   1.52% to 1.72%    0.44%        15.43%     to  15.66%
GROWTH AND INCOME PORTFOLIO (CLASS II)
   2008   1,453,484    7.28     to  10.93     14,909,895   0.85% to 1.90%    1.62%       -33.49%     to -32.78%
   2007   1,091,833   15.35     to  16.25(4)  16,921,569   0.85% to 1.77%    1.24%         0.73%     to   1.66%(5)
   2006     816,855   15.24     to  15.99(4)  12,527,095   0.85% to 1.77%    0.85%         5.98%(19) to   9.51%(5)(18)
   2005     587,154   13.34     to  13.43      7,878,228   1.52% to 1.72%    0.71%         7.85%     to   8.07%
   2004     342,208   12.37     to  12.43      4,251,416   1.52% to 1.72%    0.44%(7)     10.64%(7)  to  12.41%
DIVERSIFIED INTERNATIONAL ACCOUNT (CLASS 2)
   2008      86,227    4.57     to   4.63        398,229   1.55% to 1.70%    1.47%       -47.28%     to -47.20%
   2007     101,696    8.66     to   8.77        889,460   1.55% to 1.70%    1.94%        13.95%     to  14.12%
   2006      69,779    7.60     to   7.68        534,057   1.55% to 1.70%    1.30%        18.24%     to  18.42%
   2005       5,529    6.43     to   6.49         35,863   1.55% to 1.70%    1.48%        15.61%     to  15.79%
   2004       5,190    5.56     to   5.60         29,079   1.55% to 1.70%    1.11%        11.42%     to  11.58%
EQUITY INCOME ACCOUNT (CLASS 2)
   2008     182,583    6.82     to   6.90      1,255,089   1.55% to 1.70%    2.34%       -35.23%     to -35.13%
   2007     252,964   10.53     to  10.63      2,681,738   1.55% to 1.70%    0.72%         3.23%     to   3.39%
   2006     237,372   10.20     to  10.29      2,435,451   1.55% to 1.70%    1.27%        15.87%     to  16.04%
   2005      97,115    8.81     to   8.86        859,272   1.55% to 1.70%    1.35%         8.13%     to   8.29%
   2004      51,257    8.15     to   8.19        419,245   1.55% to 1.70%    1.57%        16.82%     to  16.99%
INCOME ACCOUNT (CLASS 2)
   2008      46,657    7.00     to   7.07        328,247   1.55% to 1.70%    8.74%        -5.37%     to  -5.23%
   2007      81,716    7.39     to   7.46        607,656   1.55% to 1.70%    6.51%         3.98%     to   4.14%
   2006      86,140    7.11     to   7.16        614,681   1.55% to 1.70%    4.27%         2.82%     to   2.98%
   2005      53,200    6.91     to   6.95        369,062   1.55% to 1.70%    4.79%         0.34%     to   0.49%
   2004      43,498    6.89     to   6.92        300,297   1.55% to 1.70%    4.44%         3.54%     to   3.69%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment       Total Return
                           Lowest to          Net Assets       Lowest         Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
LARGECAP BLEND ACCOUNT II (CLASS 2)
   2008      17,631    4.44     to   4.48         78,807   1.55% to 1.70%    1.22%       -37.57%     to -37.48%
   2007      24,305    7.11     to   7.16        173,866   1.55% to 1.70%    1.39%         3.15%     to   3.31%
   2006      24,521    6.89     to   6.93        169,811   1.55% to 1.70%    1.14%         9.78%     to   9.94%
   2005       8,582    6.28     to   6.30         54,105   1.55% to 1.70%    0.93%         1.23%     to   1.38%
   2004       8,354    6.20     to   6.22         51,882   1.55% to 1.70%    0.70%         6.95%     to   7.11%
LARGECAP GROWTH ACCOUNT (CLASS 2)
   2008       8,350    4.76     to   4.81         39,948   1.55% to 1.70%    0.25%       -44.26%     to -44.17%
   2007      15,727    8.53     to   8.61        135,137   1.55% to 1.70%    0.00%        20.98%     to  21.16%
   2006      12,939    7.05     to   7.11         91,760   1.55% to 1.70%    0.00%         2.86%     to   3.02%
   2005      13,285    6.86     to   6.90         91,302   1.55% to 1.70%    0.25%         5.36%     to   5.53%
   2004       9,723    6.51     to   6.54         63,319   1.55% to 1.70%    0.00%         6.19%     to   6.35%
MIDCAP STOCK ACCOUNT (CLASS 2)
   2008     237,021    6.57     to   6.62      1,559,723   1.55% to 1.70%    1.42%       -30.92%     to -30.82%
   2007     259,847    9.51     to   9.56      2,474,987   1.55% to 1.70%    0.69%        -9.65%     to  -9.51%
   2006     198,267   10.52     to  10.57      2,090,330   1.55% to 1.70%    1.45%        14.60%     to  14.77%
   2005      61,092    9.18     to   9.21        562,097   1.55% to 1.70%    0.25%        11.21%     to  11.38%
   2004      19,419    8.26     to   8.27        160,534   1.55% to 1.70%    0.13%        12.35%     to  12.52%
MONEY MARKET ACCOUNT (CLASS 2)
   2008     119,261    5.99     to   6.06        720,242   1.55% to 1.70%    2.05%         0.60%     to   0.75%
   2007      32,902    5.95     to   6.01        196,453   1.55% to 1.70%    4.58%         2.91%     to   3.07%
   2006       4,510    5.79     to   5.84         26,100   1.55% to 1.70%    4.00%         2.35%     to   2.51%
   2005       9,742    5.65     to   5.69         55,269   1.55% to 1.70%    2.26%         0.62%     to   0.77%
   2004       5,228    5.62     to   5.65         29,529   1.55% to 1.70%    0.48%        -1.09%     to  -0.94%
MORTGAGE SECURITIES ACCOUNT (CLASS 2)
   2008         555    6.98     to   7.05          3,903   1.55% to 1.70%    7.56%         2.65%     to   2.81%
   2007       1,013    6.80     to   6.86          6,937   1.55% to 1.70%    5.28%         4.42%     to   4.57%
   2006       1,096    6.52     to   6.56          7,180   1.55% to 1.70%    1.50%         2.47%     to   2.62%
   2005       5,928    6.36     to   6.39         37,739   1.55% to 1.70%    4.10%         0.30%     to   0.45%
   2004       7,831    6.34     to   6.36         49,734   1.55% to 1.70%    3.08%         1.84%     to   1.99%
REAL ESTATE SECURITIES ACCOUNT (CLASS 2)
   2008       1,822   11.13     to  11.34         20,469   1.55% to 1.70%    2.25%       -34.14%     to -34.04%
   2007       3,152   16.90     to  17.19         53,689   1.55% to 1.70%    3.97%       -19.30%     to -19.18%
   2006      19,651   20.94     to  21.27        416,984   1.55% to 1.70%    2.38%        30.66%     to  30.86%
   2005      18,530   16.03     to  16.26        300,851   1.55% to 1.70%    1.97%         7.27%     to   7.43%
   2004       9,622   14.94     to  15.13        145,598   1.55% to 1.70%    0.64%        29.89%     to  31.18%
SAM BALANCED PORTFOLIO (CLASS 2)
   2008   1,283,256    7.58     to   7.73      9,843,630   1.52% to 1.77%    4.03%       -27.71%     to -27.53%
   2007   1,428,804   10.49     to  10.67     15,150,651   1.52% to 1.77%    2.32%         5.93%(21) to   6.18%(5)(21)
   2006   1,264,527    9.91     to   9.98     12,593,462   1.55% to 1.70%    1.94%         8.51%     to   8.68%
   2005   1,050,099    9.13     to   9.18      9,626,781   1.55% to 1.70%    1.65%         3.94%     to   4.10%
   2004     837,835    8.79     to   8.82      7,381,186   1.55% to 1.70%    1.77%         7.98%     to   8.15%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
SAM CONSERVATIVE BALANCED PORTFOLIO (CLASS 2)
   2008     107,666    6.00     to   8.34(4)     649,805   1.55% to 1.77%    3.98%       -20.83%     to -20.65%
   2007     197,468    7.57     to  10.54(4)   1,498,961   1.55% to 1.77%    3.19%         5.38%(21) to   5.69%
   2006     187,469    7.12     to   7.16      1,338,688   1.55% to 1.70%    2.62%         6.67%     to   6.83%
   2005     199,708    6.67     to   6.70      1,336,226   1.55% to 1.70%    2.05%         2.61%     to   2.76%
   2004     124,231    6.50     to   6.52        809,327   1.55% to 1.70%    1.64%         6.06%     to   6.22%
SAM CONSERVATIVE GROWTH PORTFOLIO (CLASS 2)
   2008     211,521    7.41     to   7.48      1,573,396   1.55% to 1.70%    3.81%       -34.42%     to -34.32%
   2007     282,321   11.30     to  11.38      3,201,477   1.55% to 1.70%    1.46%         7.20%     to   7.36%
   2006     266,719   10.54     to  10.60      2,821,107   1.55% to 1.70%    1.43%        10.06%     to  10.22%
   2005     216,996    9.57     to   9.62      2,083,716   1.55% to 1.70%    1.10%         4.91%     to   5.07%
   2004     212,494    9.13     to   9.16      1,942,961   1.55% to 1.70%    1.20%         9.70%     to   9.86%
SAM FLEXIBLE INCOME PORTFOLIO (CLASS 2)
   2008     175,382    7.17     to   8.81(4)   1,280,792   1.55% to 1.77%    6.85%       -16.41%     to -15.35%
   2007     265,234    8.39     to   8.46      2,242,137   1.55% to 1.70%    4.46%         4.07%     to   4.23%
   2006     322,522    8.06     to   8.12      2,617,099   1.55% to 1.70%    3.78%         4.82%     to   4.97%
   2005     290,648    7.69     to   7.74      2,246,873   1.55% to 1.70%    2.80%         1.36%     to   1.51%
   2004     170,203    7.59     to   7.62      1,296,536   1.55% to 1.70%    3.15%         4.45%     to   4.61%
SAM STRATEGIC GROWTH PORTFOLIO (CLASS 2)
   2008      29,030    7.64     to   7.72        223,739   1.55% to 1.70%    3.64%       -38.61%     to -38.52%
   2007      42,686   12.45     to  12.56        535,497   1.55% to 1.70%    0.93%         7.50%     to   7.67%
   2006      36,290   11.58     to  11.66        422,702   1.55% to 1.70%    0.76%        10.87%     to  11.03%
   2005      33,246   10.44     to  10.50        348,477   1.55% to 1.70%    0.51%         5.66%     to   5.82%
   2004      33,033    9.88     to   9.93        327,597   1.55% to 1.70%    0.61%        10.64%     to  10.81%
SHORT-TERM INCOME ACCOUNT (CLASS 2)
   2008       6,234    6.52     to   6.58         41,025   1.55% to 1.70%    1.47%        -2.89%     to  -2.75%
   2007       4,211    6.71     to   6.76         28,500   1.55% to 1.70%    4.85%         2.48%     to   2.64%
   2006       9,201    6.55     to   6.59         60,649   1.55% to 1.70%    4.09%         2.48%     to   2.64%
   2005      11,299    6.39     to   6.42         72,564   1.55% to 1.70%    4.40%         0.05%     to   0.20%
   2004      23,867    6.39     to   6.41        152,942   1.55% to 1.70%    3.38%        -0.11%     to   0.04%
SMALLCAP GROWTH ACCOUNT II (CLASS 2)
   2008       5,213    3.97     to   4.02         20,944   1.55% to 1.70%    0.00%       -42.25%     to -42.16%
   2007      21,484    6.88     to   6.95        148,801   1.55% to 1.70%    0.00%         2.88%     to   3.04%
   2006      21,949    6.69     to   6.74        147,613   1.55% to 1.70%    0.00%         4.78%     to   4.94%
   2005      11,407    6.38     to   6.42         73,279   1.55% to 1.70%    0.00%        -3.70%     to  -3.55%
   2004       7,371    6.63     to   6.66         49,101   1.55% to 1.70%    0.00%         2.73%     to   2.89%
WEST COAST EQUITY ACCOUNT (CLASS 2)
   2008      53,444    8.50     to   8.59        456,753   1.55% to 1.70%    0.84%       -34.68%     to -34.58%
   2007      76,526   13.01     to  13.13      1,000,412   1.55% to 1.70%    0.47%         6.63%     to   6.79%
   2006      76,311   12.20     to  12.29        934,338   1.55% to 1.70%    0.23%         9.87%     to  10.03%
   2005      22,993   11.10     to  11.17        256,336   1.55% to 1.70%    0.40%         6.47%     to   6.63%
   2004       5,788   10.43     to  10.48         60,560   1.55% to 1.70%    0.12%        10.82%     to  10.99%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES (CLASS A)
   2008      14,606   11.66     to  11.85        171,563   1.52% to 1.72%   10.36%       -26.06%     to -25.91%
   2007      14,454   15.77     to  15.99        229,122   1.52% to 1.72%    4.80%         0.11%     to   0.31%
   2006      11,356   15.75     to  15.95        179,520   1.52% to 1.72%    2.78%         4.71%(19) to   9.35%(5)
   2005       6,412   14.40     to  14.50         92,586   1.52% to 1.72%    0.17%         0.41%     to   0.61%
   2004       2,055   14.34     to  14.41         29,576   1.52% to 1.72%   14.18%         9.51%     to   9.73%
COLUMBIA MARSICO FOCUSED EQUITIES FUND, VARIABLE SERIES (CLASS A)
   2008      61,746    7.56     to   7.74        475,471   1.52% to 1.77%    0.10%       -42.33%     to -42.19%
   2007      54,249   13.11     to  13.39        723,363   1.52% to 1.77%    0.12%        11.58%     to  11.86%
   2006      37,098   11.87     to  11.97        442,153   1.52% to 1.72%    0.00%         6.42%     to   6.64%(5)(19)
   2005      11,382   11.16     to  11.22        127,409   1.52% to 1.72%    0.00%         8.43%     to   8.65%
   2004       2,732   10.29     to  10.33         28,206   1.52% to 1.72%    0.00%         9.45%     to   9.67%
ASSET ALLOCATION FUND (CLASS 2)
   2008     135,339                 12.22      1,654,437            0.85%    2.86%                      -30.11%
   2007      91,779                 17.49      1,605,242            0.85%    3.25%                        5.65%
   2006      11,970                 16.55        198,164            0.85%    3.57%(18)                    5.37%(18)
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
GLOBAL GROWTH FUND (CLASS 2)
   2008     625,386   14.73     to  15.55      9,375,646   0.85% to 1.72%    1.77%       -39.44%     to -38.91%
   2007     651,852   24.33     to  25.46     16,060,278   0.85% to 1.72%    2.76%        12.89%     to  13.88%
   2006     514,583   21.55     to  22.36     11,166,439   0.85% to 1.72%    0.80%         8.37%(18) to  18.38%(5)
   2005     304,618   18.21     to  18.32      5,572,840   1.52% to 1.72%    0.60%        12.13%     to  12.36%
   2004     130,105   16.24     to  16.31      2,121,346   1.52% to 1.72%    0.36%(9)      7.05%(9)  to  11.78%
GROWTH FUND (CLASS 2)
   2008     736,241   12.18     to  12.85      9,108,184   0.85% to 1.72%    0.82%       -44.93%     to -44.45%
   2007     706,773   22.11     to  23.14     15,810,039   0.85% to 1.72%    0.79%        10.43%     to  11.40%
   2006     604,883   20.02     to  20.77     12,196,400   0.85% to 1.72%    0.98%         3.47%(18) to   8.34%(5)
   2005     349,988   18.48     to  18.60      6,503,605   1.52% to 1.72%    0.80%        14.21%     to  14.44%
   2004     187,980   16.18     to  16.25      3,052,929   1.52% to 1.72%    0.26%        10.59%     to  10.81%
GROWTH-INCOME FUND (CLASS 2)
   2008     979,919   11.41     to  12.05     11,399,496   0.85% to 1.72%    1.71%       -38.91%     to -38.38%
   2007     990,371   18.68     to  19.56     18,755,270   0.85% to 1.72%    1.57%         3.25%     to   4.16%
   2006     829,697   18.09     to  18.78     15,129,375   0.85% to 1.72%    1.81%         8.70%(18) to  13.24%(5)
   2005     551,512   15.98     to  16.09      8,865,765   1.52% to 1.72%    1.49%         4.03%     to   4.24%
   2004     387,380   15.36     to  15.43      5,976,262   1.52% to 1.72%    1.26%(7)      6.11%(7)  to   8.71%
GROWTH AND INCOME PORTFOLIO (CLASS VC)
   2008     912,391    6.69     to   9.17      7,912,037   0.85% to 1.90%    1.78%       -37.62%     to -36.96%
   2007     611,579   13.81     to  14.55      8,560,516   0.85% to 1.77%    1.58%         1.62%     to   2.56%(5)
   2006     338,203   13.59     to  14.19      4,648,757   0.85% to 1.72%    1.46%         7.75%(18) to  15.27%(5)
   2005     234,490   11.79     to  11.91      2,790,474   1.52% to 1.72%    1.18%         1.49%     to   1.69%
   2004     147,215   11.62     to  11.71      1,723,529   1.52% to 1.72%    1.24%(9)      8.60%(9)  to  10.96%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
MID CAP VALUE PORTFOLIO (CLASS VC)
   2008      14,663                  9.33        136,788            0.85%    1.27%                      -39.87%
   2007      15,888                 15.51        246,502            0.85%    0.75%                       -0.27%
   2006         244                 15.56          3,803            0.85%    0.00%(20)                   11.75%(20)
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
MTB LARGE CAP GROWTH FUND II
   2008      11,061                  6.32         69,864            1.52%    0.67%                      -39.97%
   2007       3,341                 10.52         35,152            1.52%    0.46%                        5.23%(22)
   2006          --                    --             --              --       --                           --
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
MTB LARGE CAP VALUE FUND II
   2008      27,274                  5.79        157,947            1.52%    1.35%                      -40.32%
   2007      17,764                  9.70        172,372            1.52%    0.95%                       -2.96%(22)
   2006          --                    --             --              --       --                           --
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
MTB MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH II
   2008      18,745                  6.10        114,318            1.52%    0.64%                      -41.52%
   2007      15,150                 10.43        157,997            1.52%    0.85%                        4.29%(22)
   2006          --                    --             --              --       --                           --
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
MTB MANAGED ALLOCATION FUND - CONSERVATIVE GROWTH II
   2008       2,277                  8.19         18,655            1.52%    1.78%                      -20.64%
   2007          --                    --             --              --       --                           --
   2006          --                    --             --              --       --                           --
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
MTB MANAGED ALLOCATION FUND - MODERATE GROWTH II
   2008      17,532                  7.25        127,133            1.52%    1.71%                      -30.15%
   2007       9,653                 10.38        100,206            1.52%    3.42%                        3.81%(22)
   2006          --                    --             --              --       --                           --
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --
FRANKLIN INCOME SECURITIES FUND (CLASS 2)
   2008     118,076    6.99     to   7.08        831,032   0.85% to 1.90%    3.27%       -30.06%(23) to -29.23%(23)
   2007          --                    --             --              --       --                           --
   2006          --                    --             --              --       --                           --
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

8.   UNIT VALUES (continued)

                          At December 31                              For the Year Ended December 31
          ----------------------------------------------   ---------------------------------------------------
                        Unit Fair Value                     Expense Ratio   Investment        Total Return
                           Lowest to          Net Assets      Lowest          Income           Lowest to
  Year      Units       Highest ($) (6)           ($)      to Highest (1)    Ratio (2)        Highest (3)
-------   ---------   -------------------     ----------   --------------   ----------   ---------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (CLASS 2)
   2008     233,058    6.59     to   6.66      1,542,126   0.85% to 1.90%    4.75%       -34.10%(23) to -33.42%(23)
   2007          --                    --             --              --       --                           --
   2006          --                    --             --              --       --                           --
   2005          --                    --             --              --       --                           --
   2004          --                    --             --              --       --                           --

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolio have been excluded. For additional information on charges and deductions see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year.

(4) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(5) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(6) The unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions.

(7)  For the period from January 15, 2004 (inception) to December 31, 2004.

(8)  For the period from March 26, 2004 (inception) to December 31, 2004.

(9)  For the period from January 22, 2004 (inception) to December 31, 2004.

(10) For the period from April 13, 2004 (inception) to December 31, 2004.

(11) For the period from December 20, 2004 (inception) to December 31, 2004.

(12) For the period from April 8, 2004 (inception) to December 31, 2004.

(13) For the period from November 29, 2004 (inception) to December 31, 2004.

(14) For the period from August 12, 2004 (inception) to December 31, 2004.

(15) For the period from August 31, 2004 (inception) to December 31, 2004.

(16) For the period from April 1, 2004 (inception) to December 31, 2004.

(17) For the period from April 19, 2004 (inception) to December 31, 2004.

(18) For the period from May 1, 2006 (inception) to December 31, 2006.

(19) For the period from September 29, 2006 (inception) to December 31, 2006.

(20) For the period from August 28, 2006 (inception) to December 31, 2006.

(21) For the period from January 29, 2007 (inception) to December 31, 2007.

(22) For the period from February 5, 2007 (inception) to December 31, 2007.

(23) For the period from February 4, 2008 (inception) to December 31, 2008.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        INDEX TO THE FINANCIAL STATEMENTS

                                                                    Page
                                                                  Number(s)
                                                                  ---------
Report of Independent Registered Public Accounting Firm                  --

Balance Sheet - December 31, 2008 and 2007                                1

Statement of Operations and Comprehensive Income (Loss) - Years
   Ended December 31, 2008, 2007, and 2006                           2 to 3

Statement of Cash Flows - Years Ended December 31, 2008,
   2007, and 2006                                                    4 to 5

Notes to Financial Statements                                       6 to 47

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of operations and comprehensive income (loss) and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, as of January 1, 2008, the Company adopted a new framework for measuring fair value.

/s/ PricewaterhouseCoopers LLP
Los Angeles, California
April 24, 2009

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  BALANCE SHEET
                                  DECEMBER 31,

                                                                      2008         2007
                                                                  -----------   -----------
                                                                        (in thousands)
ASSETS
Investments and cash:
   Cash and short-term investments                                $ 1,244,550   $   263,789
   Fixed maturity securities available for sale, at fair value
      (amortized cost:  2008, $4,525,050; 2007, $4,840,599)         4,242,965     4,681,233
   Fixed maturity securities, trading, at fair value                   24,861            --
   Mortgage and other loans                                           502,172       463,097
   Policy loans                                                        21,934        26,002
   Securities lending invested collateral, at fair value
      (cost: 2007, $1,983,262)                                             --     1,846,443
   Derivative assets at fair value                                     13,151            --
   Other invested assets                                                   --           515
                                                                  -----------   -----------
   Total investments and cash                                       6,049,633     7,281,079
Separate account assets                                               533,680       745,865
Accrued investment income                                              47,131        42,805
Deferred acquisition costs                                            387,797       309,276
Other deferred expenses                                               110,816        89,607
Income taxes currently receivable from Parent                           9,017         5,315
Deferred tax asset                                                     72,772        74,117
Due from affiliates                                                     4,301            --
Receivable from brokers                                                 3,274         1,132
Other assets                                                            2,540         2,659
                                                                  -----------   -----------
TOTAL ASSETS                                                      $ 7,220,961   $ 8,551,855
                                                                  ===========   ===========
LIABILITIES AND SHAREHOLDER'S EQUITY
Policyholder account balances, payables and accrued
   liabilities:
   Policyholder account balances - annuities                      $ 6,179,243   $ 5,105,359
   Policyholder account balances - universal life insurance
      contracts                                                       191,423       200,665
   Reserves for guaranteed benefits                                     6,222         1,574
   Securities lending payable                                              --     2,008,650
   Due to affiliates                                                       --         1,628
   Payable to brokers                                                   2,013           383
   Other liabilities                                                   79,201        42,561
                                                                  -----------   -----------
   Total policyholder account balances, payables and accrued
      liabilities                                                   6,458,102     7,360,820
Separate account liabilities                                          533,680       745,865
                                                                  -----------   -----------
Total liabilities                                                   6,991,782     8,106,685
                                                                  -----------   -----------
Shareholder's equity:
   Common stock                                                         3,000         3,000
   Additional paid-in capital                                       1,604,888       393,092
   Retained earnings (accumulated deficit)                         (1,209,803)      195,485
   Accumulated other comprehensive loss                              (168,906)     (146,407)
                                                                  -----------   -----------
Total shareholder's equity                                            229,179       445,170
                                                                  -----------   -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                        $ 7,220,961   $ 8,551,855
                                                                  ===========   ===========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
             STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         2008         2007       2006
                                                     -----------   ---------   --------
                                                               (in thousands)
REVENUES
   Fee income:
      Variable annuity policy fees                   $    15,941    $ 15,649   $ 12,299
      Universal life insurance policy fees, net of
         reinsurance                                       4,612       5,196      4,531
      Surrender charges                                    9,385       8,313      7,240
                                                     -----------    --------   --------
   Total fee income                                       29,938      29,158     24,070
   Premiums on reinsurance contract                           --          --     79,792
   Net investment income                                 326,741     300,892    249,524
   Net realized investment loss                       (1,562,326)    (90,985)   (18,426)
                                                     -----------    --------   --------
Total revenues                                        (1,205,647)    239,065    334,960
                                                     -----------    --------   --------
BENEFITS AND EXPENSES
   Interest expense:
      Fixed annuity and fixed accounts of variable
         annuity contracts                               197,614     162,141    130,362
      Universal life insurance contracts                   9,251       9,631     10,143
                                                     -----------    --------   --------
   Total interest expense                                206,865     171,772    140,505
   Amortization of bonus interest                        (14,253)      7,626      6,098
   Amortization of deferred acquisition costs            (30,879)     26,609     37,178
   Claims on universal life insurance contracts,
      net of reinsurance recoveries                        3,459       2,330      3,225
   Claims on reinsurance contract                             --          --     25,786
   Guaranteed benefits                                     5,696        (407)       491
   General and administrative expenses                    12,018      13,522     11,321
   Annual commissions                                      2,377       1,904      1,325
   Commissions on reinsurance contract                        --          --     36,844
                                                     -----------    --------   --------
Total benefits and expenses                              185,283     223,356    262,773
                                                     -----------    --------   --------
PRETAX INCOME (LOSS)                                  (1,390,930)     15,709     72,187
Income tax expense                                        14,358       5,353     22,254
                                                     -----------    --------   --------
NET INCOME (LOSS)                                    $(1,405,288)   $ 10,356   $ 49,933
                                                     -----------    --------   --------

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
       STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         2008         2007       2006
                                                     -----------   ---------   --------
                                                               (in thousands)
OTHER COMPREHENSIVE LOSS, NET OF TAX:
Unrealized depreciation of investments, less
   related amortization of deferred acquisition
   costs and other deferred expenses, net of
   reclassification adjustments
                                                     $   (40,228)  $(232,484)  $  (365)
Deferred income tax benefit on above changes              17,729      92,169       128
                                                     -----------   ---------   -------
OTHER COMPREHENSIVE LOSS                                 (22,499)   (140,315)     (237)
                                                     -----------   ---------   -------
COMPREHENSIVE INCOME (LOSS)                          $(1,427,787)  $(129,959)  $49,696
                                                     ===========   =========   ========

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         2008          2007           2006
                                                     -----------   ------------   -----------
                                                                  (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)                                    $(1,405,288)  $    10,356    $    49,933
Adjustments to reconcile net income (loss) to net
   cash provided by operating activities:
   Interest credited to:
      Fixed annuity contracts and fixed accounts
         of variable annuity contracts                   197,614       162,141        130,362
      Universal life insurance contracts                   9,251         9,631         10,143
   Net realized investment loss                        1,562,326        90,985         18,426
   Net unrealized loss on fixed maturity
      securities, trading                                  6,839            --             --
   Amortization of net premium/discount on
      investments                                         (4,908)        2,196          4,340
   Amortization of deferred acquisition costs and
      other deferred expenses                            (45,132)       34,235         43,276
   Acquisition costs deferred                            (85,900)      (65,063)       (62,844)
   Provision for deferred income taxes                    19,073        (1,766)         4,275
   Change in:
      Accrued investment income                           (4,326)       (1,097)        (5,715)
      Income taxes currently payable to/receivable
         from Parent                                      (3,702)        6,213         (8,971)
      Due from/to Affiliates                              (5,929)         (603)          (817)
      Other assets                                           119         9,059         (2,433)
      Reserve for guaranteed benefits                      4,648          (526)           118
      Other liabilities                                      748        (3,033)         2,863
   Other, net                                             (6,375)       (3,233)         2,814
                                                     -----------   -----------    -----------
NET CASH PROVIDED BY OPERATING ACTIVITIES                239,058       249,495        185,770
                                                     -----------   -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Fixed maturity securities                          (2,044,282)   (1,307,103)    (1,834,374)
   Derivatives                                           (15,608)           --             --
   Mortgage and other loans                              (72,316)     (102,474)       (82,889)
      Other investments, excluding
         short-term investments                             (298)         (525)            --
Sales of:
   Fixed maturity securities                           1,774,457       521,645        770,995
   Derivatives                                            49,286            --             --
   Other investments, excluding short-term
      investments                                            904            --            697
Redemptions and maturities of:
   Fixed maturity securities                             414,804       255,340        251,628
   Mortgage and other loans                               33,308        56,927         40,572
   Other investments, excluding short-term
      investments                                          4,068         3,365            234
(Increase) decrease in securities lending
   invested collateral                                 1,070,157      (835,987)      (313,664)
                                                     -----------   -----------    -----------
NET CASH PROVIDED BY (USED IN) INVESTING
   ACTIVITIES                                        $ 1,214,480   $(1,408,812)   $(1,166,801)
                                                     -----------   -----------    -----------


                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                         2008          2007          2006
                                                     -----------   ------------   -----------
                                                                  (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts and fixed accounts of
      variable annuity contracts                     $ 1,501,517   $ 1,048,650    $ 1,051,843
   Universal life insurance contracts                      7,042         7,382          7,476
Net exchanges from the fixed accounts of variable
   annuity contracts                                     (50,852)      (42,073)       (32,885)
Withdrawal payments on:
   Fixed annuity contracts and fixed accounts of
   variable annuity contracts                           (534,620)     (395,292)      (330,177)
   Universal life insurance contracts                     (8,205)       (9,502)        (7,181)
Claims and annuity payments, net of reinsurance,
   on:
   Fixed annuity contracts and fixed accounts of
      variable annuity contracts                        (149,072)     (112,330)       (84,107)
   Universal life insurance contracts                    (13,472)      (13,929)       (20,893)
Net receipts from (repayments of) other short-term
   financings                                             15,345        (4,029)         7,989
Increase (decrease) in securities lending payable     (2,008,650)      832,586        313,664
Capital contributions                                    768,190         3,407        130,000
                                                     -----------   -----------    -----------
NET CASH PROVIDED BY (USED IN) FINANCING
   ACTIVITIES                                           (472,777)    1,314,870      1,035,729
                                                     -----------   -----------    -----------
NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS          980,761       155,553         54,698
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF
   PERIOD
                                                         263,789       108,236         53,538
                                                     -----------   -----------    -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD     $ 1,244,550   $   263,789    $   108,236
                                                     ===========   ===========    ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Net income taxes (paid to) received from Parent      $     1,014   $      (906)   $   (26,950)
Non-cash activity:
   Bonus interest and other deferrals credited
      to reserve for annuity contracts               $    23,026   $    25,064    $    30,658
   Investment in fixed maturity securities,
      trading                                             31,700            --             --
   Contribution of fixed maturity securities from
      Parent                                             443,555            --             --

                 See accompanying notes to financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.   NATURE OF OPERATIONS AND ORGANIZATION

     First SunAmerica Life Insurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS"), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which, through its subsidiaries, is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's activities include general insurance and life insurance and retirement services, financial services and asset management.

     The Company is a New York-domiciled life insurance company principally engaged in the business of writing annuity contracts directed to the market for tax-deferred, long-term savings products. Other than its contract to reinsure credit life and health insurance policies discussed in Note 9, the majority of the Company's revenues are derived from customers in the State of New York. Products are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. Three financial institutions represented approximately 16%, 15% and 14% of deposits in the year ended December 31, 2008. Four financial institutions represented approximately 18%, 12%, 11% and 10% of deposits in the year ended December 31, 2007. No other independent selling organization was responsible for more than 10% of deposits for any such periods.

     The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The financial conditions of AIG and rating downgrades beginning late in the third quarter of 2008 and AIG's restructuring plan and related events described in Notes 13 and 14 below (collectively, the "AIG Events") have also impacted the Company's operations. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of variable annuity assets held in separate accounts.

     As described in Note 14 herein, AIG commenced an organization-wide restructuring plan under which some of its businesses will be divested, some will be held for later divestiture, and some businesses will be prepared for potential subsequent offerings to the public. Successful execution of the restructuring plan involves significant separation activities. Accordingly, AIG and the Company have established retention programs for its key employees to maintain ongoing business operations and to facilitate the successful execution of the restructuring plan.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

1.   NATURE OF OPERATIONS AND ORGANIZATION (Continued)

     At December 31, 2008, AIG and the Company cannot determine the expected date of completion or reliably estimate the total aggregate expenses expected to be incurred for all restructuring and separation activities. This is due to the significant scale of the restructuring plan, the fact that restructuring costs will vary depending on the identity of the ultimate purchasers of the divested entities, as well as the extended period over which the restructuring is expected to occur.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ, possibly materially, from those estimates. Certain reclassifications and format changes have been made to prior period amounts to conform to the current period presentation.

     CASH AND SHORT-TERM INVESTMENTS: Cash and short-term investments consist of cash on hand and non-interest bearing demand deposits, interest-bearing cash equivalents and investments with original maturities within one year from the date of purchase, such as commercial paper.

     INVESTMENTS IN FIXED MATURITY SECURITIES: Fixed maturity securities available for sale consist of bonds, notes and redeemable preferred stocks and are carried at fair value. Premiums and discounts arising from the purchase of fixed maturity securities available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Unrealized gains or losses from available for sale investments in fixed maturity securities are reported as a separate component of accumulated other comprehensive loss, net of deferred acquisition costs, other deferred expenses and income tax, in shareholder's equity. Investments in fixed maturity securities are recorded on a trade-date basis.

     Fixed maturity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in Maiden Lane II LLC ("ML II"), which is carried at fair value under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). Unrealized gains and losses on trading securities are reported in net investment income.

     The Company assesses its ability to hold any fixed maturity security in an unrealized loss position to its recovery, including fixed maturity securities classified as available for sale, at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflects the judgment of the Company's management that the security to be sold is unlikely to provide, on a relative value basis, as attractive a return in the future as alternative securities entailing comparable risks. With respect to distressed securities, the decision to sell reflects the judgment of the Company's management that the risk-discounted anticipated ultimate recovery is less than the value achievable on sale.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company evaluates its investments for impairment such that a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer);

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment regardless of the occurrence of one of the foregoing events.

     The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline, such as that experienced in current credit markets, in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

     Once a security has been identified as other-than-temporarily impaired, the amount of such impairment is determined by reference to that security's contemporaneous fair value and recorded as a charge to earnings. If a loss is recognized from a sale subsequent to a balance sheet date pursuant to changes in circumstances, the loss is recognized in the period in which the intent to hold the securities to recovery no longer existed.

     In periods subsequent to the recognition of an other-than-temporary impairment charge for fixed maturity securities, which is not intent, credit or foreign exchange related, the Company generally accretes into income the discount or amortizes the reduced premium resulting from the reduction in cost basis over the remaining life of the security.

     Certain investments in beneficial interests in securitized financial assets of less than high quality with contractual cash flows, including asset-backed securities, are subject to the impairment and income recognition guidance of Emerging Issues Task Force ("EITF") 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests that Continued to Be Held by a Transferor in Securitized Financial Assets" ("EITF 99-20") as amended by FASB Staff Position No. ("FSP") EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20," which became effective prospectively in the fourth quarter of 2008. EITF 99-20 requires periodic updates of the Company's best estimate of cash flows over the life of the security. If the fair value of such security is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both their timing and amount, an other-than-temporary impairment charge is recognized. Interest income is recognized based on changes in the timing and the amount of expected principal and interest cash flows reflected in the yield.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources and, in the case of certain structured securities, with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

     MORTGAGE AND OTHER LOANS: Mortgage and other loans include mortgage loans on real estate and collateral, commercial and guaranteed loans. All such loans are carried at unpaid principal balances less credit allowances and plus or minus adjustments for the accretion or amortization of discount and premium. Interest income on such loans is accrued as earned. Impairment of mortgage loans on real estate and collateral and commercial loans is based on certain risk factors and when collection of all amounts due under the contractual terms is not probable. This impairment is generally measured based on the present value of expected future cash flows discounted at the loan's effective interest rate subject to the fair value of underlying collateral. Interest income on such impaired loans is recognized as cash is received. The Company did not record a credit allowance for mortgage and other loans as of December 31, 2008 and 2007.

     POLICY LOANS: Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

     SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE: On December 12, 2008, the Company terminated its securities lending activities (see Note 3 for additional information).

     Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the statement of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statement of income (loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

     As of December 31, 2007, securities subject to securities lending agreements had a fair value of $1,965,871,000, and were included in fixed maturity securities available for sale in the balance sheet.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES: Derivative financial instruments primarily used by the Company include embedded derivatives relating to certain guarantees of annuity contract values, derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values and interest rate swap agreements. The Company is neither a dealer nor a trader in derivative financial instruments. The Company recognizes all derivatives in the balance sheet at fair value.

     The Company issues certain variable annuity products that offer optional guaranteed minimum account value ("GMAV") and guaranteed minimum withdrawal benefit ("GMWB") living benefits. Under FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", the GMAV and GMWB are considered embedded derivatives that are required to be bifurcated from the host contract and carried at fair value. The fair value of the GMAV and GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMAV and GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments. The Company also economically hedges these guarantees by utilizing both exchange traded and over-the-counter index options and exchange traded futures. Exchange traded index options and futures are marked to market using observable market quotes while over-the-counter index options are marked to market through matrix pricing that utilizes observable market inputs. The GMAV and GMWB embedded derivatives are included in policyholder account balances - annuities and the index options are reported in derivative assets or derivative liabilities in the balance sheet. The changes in fair value of the Company's derivative instruments are reported in net realized investment gain (loss) in the statement of operations and comprehensive income (loss).

     GMAV is a feature offered on certain variable annuity products, but will no longer be available after May 2009. If available and elected by the contract holder at the time of contract issuance, this feature guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days of the contract, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and enters into S&P 500 and Treasury futures contracts on U.S. Treasury securities to partially offset this risk.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. The Company bears the risk that protracted under-performance of the financial markets could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company purchases options on the S&P 500 index and Treasury/Eurodollar futures contracts to partially offset this risk.

     SEPARATE ACCOUNT ASSETS AND LIABILITIES: The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as separate account assets with an equivalent summary total reported as separate account liabilities when the separate account qualifies for separate account treatment under American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Amounts assessed against the contract holders for mortality, administrative, and other services and features are included in variable annuity policy fees in the statement of operations and comprehensive income (loss).

     DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs represent those costs, including commissions and other underwriting expenses that vary with and are primarily related to the acquisition of new business. Policy acquisition costs related to universal life and investment-type products are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts in accordance with FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97"). Estimated gross profits are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. If estimated gross profits change significantly, DAC is recalculated using the new assumptions (a DAC "unlocking"). Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

     The DAC for investment-type products is also adjusted with respect to estimated gross profits as a result of changes in the net unrealized gains or losses on fixed maturity securities available for sale. Because fixed maturity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity securities available for sale that is credited or charged directly to accumulated other comprehensive loss.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     OTHER DEFERRED EXPENSES: The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders on certain annuity products. Sales inducements provided to the contract holder are primarily recognized as part of separate account liabilities in the balance sheet. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, these bonus payments must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without these bonus payments, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES AND UNIVERSAL LIFE INSURANCE
     CONTRACTS: Policyholder account balances - annuities and universal life insurance contracts are accounted for in accordance with FAS 97 and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on these products are not reflected as revenues in the Company's statement of operations and comprehensive income (loss), as they are recorded directly to contract holder liabilities upon receipt. Also included are the reserves for GMAV and GMWB (see Derivative Assets and Derivative Liabilities Accounting Policy).

     RESERVES FOR GUARANTEED BENEFITS: The Company follows SOP 03-1, which requires recognition of a liability for guaranteed minimum death benefits ("GMDB") related to variable annuity contracts as well as certain disclosures for these products.

     The Company reports variable annuity contracts through separate account liabilities, or general accounts when not qualified for separate account reporting, when the Company contractually guarantees to the contract holder either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in minor instances, no minimum returns) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

     The Company offers GMDB options that guarantee to contract holders, that upon death, the contract holder's beneficiary will receive the greater of
     (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product and election by contract owner. The Company bears the risk that death claims following a decline in the debt and equity markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     NET INVESTMENT INCOME: Net investment income represents income primarily from the following sources in the Company's operations:

          - Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

          - Dividend income and distributions from other investments when receivable.

          - Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

     NET REALIZED INVESTMENT GAINS AND LOSSES: Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

          - Sales of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral and other types of investments.

          - Reductions to the cost basis of fixed maturity securities and equity securities (except trading securities accounted for at fair value), securities lending invested collateral and other types of investments for other-than-temporary impairments.

          -    Changes in fair value of derivatives assets and liabilities.

     FEE INCOME: Fee income includes variable annuity policy fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

     INCOME TAXES: The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. Additionally, the Company participates with its affiliates in the filing of certain combined state income tax returns and files separate state income tax returns in the state of New York. Deferred tax assets and liabilities are recorded for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the financial statements. The Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the legal entity when recognizing deferred tax assets in accordance with FAS No. 109, "Accounting for Income Taxes" ("FAS 109"). See
     Note 12 for a further discussion of income taxes.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     The Company applies the standards set forth in FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," ("FIN 48") in determining the financial impact of income tax positions taken or expected to be taken in a tax return. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition of uncertain tax positions. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and additional disclosures. The Company's adoption of FIN 48 on January 1, 2007 did not have a material effect on the Company's financial condition or results of operations.

     The Company's determination of the realizability of its deferred tax assets requires estimates of future taxable income. Such estimates could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or its results of operations. See Note 12 for a further discussion of income taxes.

     RECENT ACCOUNTING STANDARDS:

     ACCOUNTING CHANGES

     In September 2006, the FASB issued FAS No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. FAS 157 also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted FAS 157 on January 1, 2008, its required effective date. The cumulative effect, net of taxes of adopting FAS 157 was a decrease in net income of approximately $2,000,000 in the first quarter of 2008 primarily due to the inclusion of explicit risk margins, where appropriate. See Note 5 for additional FAS 157 disclosures.

     In February 2007, the FASB issued FAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"). FAS 159 permits entities to choose to measure at fair value many financial instruments and certain other items that are not currently required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. FAS 159 also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. FAS 159 permits the fair value option election on an instrument-by-instrument basis of accounting for eligible items existing at the adoption date and at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. As of January 1, 2008, the adoption date, the Company did not choose to elect the fair value option for any of its financial assets or liabilities.

     In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP FAS 157-3"). FSP FAS 157-3 provides guidance clarifying certain aspects of FAS 157 with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting FSP FAS 157-3 on the Company's financial condition and results of operations were not material.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets," to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The FSP also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements in FASB Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting FSP EITF 99-20-1 on the Company's financial condition and results of operations were not material.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS:

     In March 2008, the FASB issued FAS 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how and why the Company uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under FAS No. 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect the Company's financial condition, results of operations, and cash flows. FAS 161 is effective for the Company beginning with financial statements issued in the first quarter of 2009. Because FAS 161 only requires additional disclosures about derivatives, it will have no effect on the Company's financial condition, results of operations or cash flows.

     In May 2008, the FASB issued FAS 162, "The Hierarchy of Generally Accepted Accounting Principles" ("FAS 162"). FAS 162 identifies the sources of accounting principles and the framework for selecting the principles to be used in the preparation of financial statements presented in conformity with GAAP but does not change current practices. FAS 162 will become effective on the 60th day following Securities and Exchange Commission ("SEC") approval of the Public Company Accounting Oversight Board amendments to remove GAAP hierarchy from the auditing standards. FAS 162 will have no effect on the Company's financial condition, results of operations or cash flows.

     In April 2009, the FASB issued FSP FAS 115-2 and FAS 124-2, "Recognition and Presentation of Other-Than-Temporary" ("FSP FAS 115-2 and FAS 124-2"). FSP FAS 115-2 and FAS 124-2 amends the other-than-temporary impairment guidance in U.S. GAAP for debt securities to make the guidance more operational and to improve the presentation and disclosure of other-than-temporary impairments on debt and equity securities in the financial statements. This FSP does not amend existing recognition and measurement guidance related to other-than-temporary impairments of equity securities. Management is assessing the affect that adopting FSP FAS 115-2 and FAS 124-2 will have on its financial statements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP FAS 157-4"). FSP FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. This FSP also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is assessing the affect that adopting FSP FAS 157-4 will have on its financial statements.

3.   SECURITIES LENDING

     The Company and certain other domestic insurance subsidiaries of AIG historically participated in AIG's U.S. securities lending program (the "Securities Lending Program"), which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the domestic insurance company participants (collectively, "the Participants").

     On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions.

     Under the Securities Lending Program, securities were loaned to various financial institutions, primarily major banks and brokerage firms. Historically, the Agent had received cash collateral from borrowers at current market levels, which were generally equal to 100 to 102 percent of the value of the loaned securities. The amount of cash advanced by borrowers declined during 2008, in light of the availability of alternative transactions requiring less collateral. During the fourth quarter of 2008, certain securities lending transactions met the requirements for sale accounting because the collateral obtained from the counterparties was not sufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Participants recognized net realized capital losses on deemed sales of lent securities and forward purchase commitments related to such transactions. For loans collateralized at less than 102 percent, the Company obtained a security interest in assets pledged by AIG, primarily high grade bonds, the fair value of which, together with the fair value of all collateral obtained by the Agent from counterparties in connection with the loans, equaled at least 102 percent of the fair value of the loaned securities at the inception of the loans.

     Cash collateral received by the Agent was invested primarily in fixed maturity securities to earn a net spread. A significant portion of the collateral received was invested in residential mortgage-backed securities with expected maturities that were longer than the liabilities to the securities lending counterparties. The value of those collateral securities declined during the latter part of 2007 and throughout 2008 and trading in such securities was extremely limited. As a result, the Participants recognized other-than-temporary impairment charges totaling $17.21 billion in 2008 related to investments in the collateral account.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     Effective June 17, 2008, the Company benefited from an agreement between AIG and the Agent's parent ("the Make-whole Agreement"), pursuant to which AIG agreed to make additional contributions to the Securities Lending Program's collateral account, up to an aggregate limit of $5 billion, to offset the obligations of the Participants to contribute to the Securities Lending Program's collateral account their pro rata share of any investment losses incurred from the sale of investments made with the Securities Lending Program's collateral on and after January 1, 2008. Any such contributions by AIG to the Securities Lending Program's collateral account were recorded by the Participants as capital contributions. This agreement, which superseded prior, substantially identical agreements that limited AIG's contributions to lower amounts, terminated on December 31, 2008.

     In the third quarter of 2008, counterparties began curtailing their participation in the Securities Lending Program by returning lent securities and requiring the return of cash collateral. In September 2008, the Participants, including the Company, funded cash to the Securities Lending Program's collateral account to provide additional liquidity. On September 22, 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). During September 2008, AIG's borrowings under the Fed Facility included $11.35 billion that was advanced to the Securities Lending Program to provide liquidity for the return of collateral to counterparties. At September 30, 2008, AIG deemed the $11.35 billion it had borrowed under the Fed Facility to provide liquidity to the collateral account to be capital contributions to the Participants, largely offsetting $10.71 billion of third quarter 2008 other-than-temporary impairment charges recorded by the Participants. The Participants recorded interest expense for the period of time the advances were deemed outstanding borrowings, at a rate per annum equal to 3.6175%, which approximated the commercial paper borrowing rate then in effect.

     On October 8, 2008, certain of the Participants, including the Company, entered into a securities lending agreement with the New York Fed (the "Fed Securities Lending Agreement") pursuant to which the New York Fed agreed to borrow, on an overnight basis, up to $37.8 billion in investment grade fixed income securities from these participants in return for cash collateral. The Fed Securities Lending Agreement assisted the Participants in meeting their obligations to borrowers that were requesting the return of their cash collateral. Prior to this arrangement, $6.99 billion was borrowed by AIG under the Fed Facility between October 1, 2008 and October 8, 2008 and advanced to the Securities Lending Program collateral account to provide liquidity. These amounts were repaid to AIG in October 2008 using liquidity provided by transactions under the Fed Securities Lending Agreement, and the Participants recorded interest expense for these advances at a rate per annum equal to 2.8216%, which approximated the commercial paper borrowing rate then in effect. Each Participant's share of the total interest expense on the September and October 2008 advances from AIG was based on participation rates as of September 30, 2008.

     On December 8, 2008, in conjunction with the termination of the Securities Lending Program, certain of the Participants purchased corporate credit and other asset-backed securities at fair values totaling $3.09 billion from the Securities Lending Program's collateral account, which used the proceeds to settle a portion of the outstanding securities lending transactions. These transactions were recorded as purchases of fixed maturity securities by each of the respective purchasing entities.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     On December 12, 2008, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II, a Delaware limited liability company whose sole member is the New York Fed.

     Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") held by the Agent in connection with the Securities Lending Program. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinate to the repayment of the NY Fed loan to ML II. The amount of the initial payment and the deferred contingent portions of the total purchase price, if any are realized, will be allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008. The total purchase price was based on the fair value of the RMBS as of October 31, 2008. The Participants recognized realized capital losses of $2.2 billion related to declines in the fair value of the RMBS for the month of October 2008 prior to the sale of the RMBS to ML II.

     Pursuant to a credit agreement, the NY Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month LIBOR plus 1.0 percent and has a stated six-year term, subject to extension by the NY Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. In addition, after ML II has paid this fixed portion of the deferred contingent purchase price plus interest, the Participants will be entitled to receive one-sixth of any net proceeds received by ML II in respect of the RMBS as the remaining deferred contingent purchase price for the RMBS, and the NY Fed will receive five-sixths of any net proceeds received by ML II in respect of the RMBS as contingent interest on the ML II Senior Loan. The NY Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the NY Fed has any interest in the ML II Senior Loan.

     Neither AIG nor the Participants have any control rights over ML II. The Company has determined that ML II is a variable interest entity (VIE) and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with Statement of Financial Accounting Standards 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159. This interest is reported on the balance sheet in fixed maturity securities, trading.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     The Participants applied the initial consideration from the sales of the RMBS and other collateral assets, along with available cash and $5.1 billion provided by AIG in the form of capital contributions, to settle outstanding securities lending transactions (including those under the Fed Securities Lending Agreement, which totaled approximately $20.5 billion as of December 12, 2008). As a result, the Securities Lending Program and the Fed Securities Lending Agreement have been terminated.

     At December 31, 2008, the Company recorded a receivable from affiliate for amounts which are due the Company from the Agent, and a short-term invested asset representing undistributed funds held in the Securities Lending Program collateral account.



     As a result of the events and transactions described above, the Company recorded the following amounts in 2008:

($ in thousands)
For the year ended December 31, 2008:
Realized gains (losses) on securities lending invested collateral:
   Net realized gains (losses) on RMBS sold to ML II                                   $ (69,204)
   Net realized gains (losses) on all other asset sales                                  (70,456)
   Realized losses due to other-than-temporary declines in value                        (513,501)
                                                                                       ---------
      Total                                                                            $(653,161)
                                                                                       =========
Net realized gains (losses) related to lent securities with insufficient collateral:
   Deemed sales of lent securities                                                     $ (25,701)
                                                                                       ---------
   Forward purchase commitments                                                          (35,197)
                                                                                       ---------
      Total                                                                            $ (60,898)
                                                                                       =========
Capital contributions funded to the collateral account by AIG:
   Pursuant to the Make-whole Agreement                                                $ 156,695
   AIG advances from the Fed Facility                                                    359,795
   Additional contribution                                                                31,700
                                                                                       ---------
      Total                                                                            $ 548,190
                                                                                       =========
Cash funded to the collateral account by the Company                                   $ 169,385
                                                                                       =========
At December 31, 2008:
   Interest in ML II reported in fixed maturity securities, trading                    $  24,861
                                                                                       =========
   Undistributed Securities Lending Program assets, in short term invested assets      $   6,935
                                                                                       =========
   Receivable from affiliated Agent, in due from affiliates                            $   6,064
                                                                                       =========

     In conjunction with the Securities Lending Program, the Company had a small number of securities subject to lending agreements with AIG International Inc., a subsidiary of AIG. All such loans were closed on or prior to December 12, 2008 in conjunction with the termination of the Securities Lending Program.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.   SECURITIES LENDING (Continued)

     On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants recorded the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed in settlement of amounts owed by Lehman included corporate credit and other asset-backed securities, which were recorded by the Affected Participants in fixed maturity securities, available for sale. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2008.

4.   INVESTMENTS

     The cost or amortized cost and estimated fair value of fixed maturity securities and securities lending invested collateral by major category are as follows:

                                         Amortized      Gross        Gross
                                          Cost or    Unrealized   Unrealized
                                            Cost        Gains        Losses     Fair Value
                                        ----------   ----------   -----------   ----------

                                                           (in thousands)
AT DECEMBER 31, 2008:
U.S. government securities
   and government sponsored entities    $    2,487   $    ---     $     (45)    $    2,442
Obligations of states, municipalities
   and political subdivisions               32,520         26           (53)        32,493
Non-U.S. governments                         2,480        ---          (117)         2,363
Corporate debt                           2,510,735     57,233      (216,913)     2,351,055
Mortgage-backed, asset-backed and
   collateralized securities             1,976,828     46,651      (168,867)     1,854,612
                                        ----------   --------     ---------     ----------
   Total                                $4,525,050   $103,910     $(385,995)    $4,242,965
                                        ==========   ========     =========     ==========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

                                         Amortized      Gross        Gross
                                          Cost or    Unrealized   Unrealized
                                            Cost        Gains        Losses     Fair Value
                                        ----------   ----------   -----------   ----------

                                                           (in thousands)

AT DECEMBER 31, 2007:
U.S. government securities and
   government sponsored entities        $   17,079     $   765     $      --    $   17,844
Obligations of states, municipalities
   and political subdivisions                7,500          11           (10)        7,501
Non-U.S. governments                         2,476         180            --         2,656
Corporate debt                           2,791,064      16,588       (74,139)    2,733,513
Mortgage-backed, asset-backed and
   collateralized securities             2,022,480       8,798      (111,559)    1,919,719
                                        ----------     -------     ---------    ----------
   Total fixed maturity securities       4,840,599      26,342      (185,708)    4,681,233
Securities lending invested collateral   1,983,262          --      (136,819)    1,846,443
                                        ----------     -------     ---------    ----------
   Total                                $6,823,861     $26,342     $(322,527)   $6,527,676
                                        ==========     =======     =========    ==========

     At December 31, 2008, fixed maturity securities included $106,500,000 of securities not rated investment grade.

     At December 31, 2008, mortgage loans were collateralized by properties located in 28 states, with loans totaling approximately 22% and 10% of the aggregate carrying value of the portfolio secured by properties located in California and Florida, respectively. No more than 10% of the portfolio was secured by properties located in any other single state.

     At December 31, 2008, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $7,494,000.

     At December 31, 2008, $696,000 of fixed maturity securities, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     The following table presents the cost or amortized cost and estimated fair values of the Company's available for sale fixed maturity securities at December 31, 2008, by contractual maturity. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                                               Amortized
                                                                 Cost      Fair Value
                                                              ----------   ----------

                                                                   (in thousands)
Due in one year or less                                       $  160,437   $  160,357
Due after one year through five years                          1,072,484    1,029,169
Due after five years through ten years                         1,267,034    1,159,411
Due after ten years                                              273,816      251,176
Mortgage-backed, asset-backed and collateralized securities    1,751,279    1,642,852
                                                              ----------   ----------
   Total                                                      $4,525,050   $4,242,965
                                                              ==========   ==========



The following tables summarize the Company's fair value and gross unrealized losses on the Company's available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2008 and 2007 (dollars in thousands):

                                          Less than 12 Months          12 Months or More                 Total
                                      --------------------------- --------------------------- ---------------------------
                                                 Unrealized                  Unrealized                  Unrealized
December 31, 2008                     Fair Value    Loss    Items Fair Value    Loss    Items Fair Value    Loss    Items
-----------------                     ---------- ---------- ----- ---------- ---------- ----- ---------- ---------- -----
U.S. government securities and
   government sponsored entities      $    2,443  $     45     1   $     --   $     --    --  $    2,443  $     45     1
Obligations of states, municipalities
   and political subdivisions             24,967        53     1         --         --    --      24,967        53     1
Non-U.S. governments                       2,363       117     1         --         --    --       2,363       117     1
Corporate debt                           925,003   107,803   315    391,168    109,110   108   1,316,171   216,913   423
Mortgage-backed, asset-backed and
   collateralized securities             427,049    86,827   103    289,970     82,040    82     717,019   168,867   185
                                      ----------  --------   ---   --------   --------   ---  ----------  --------   ---
   Total                              $1,381,825  $194,845   421   $681,138   $191,150   190  $2,062,963  $385,995   611
                                      ==========  ========   ===   ========   ========   ===  ==========  ========   ===

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

                                          Less than 12 Months          12 Months or More                 Total
                                      --------------------------- --------------------------- ---------------------------
                                                 Unrealized                  Unrealized                  Unrealized
December 31, 2007                     Fair Value    Loss    Items Fair Value   Loss     Items Fair Value    Loss    Items
-----------------                     ---------- ---------- ----- ---------- ---------- ----- ---------- ---------- -----
Obligations of states, municipalities
   and political subdivisions         $       --  $     --    --  $    2,490   $    10     1  $    2,490  $     10     1
Corporate debt                         1,159,087    53,775   191     610,485    20,364   156   1,769,572    74,139   347
Mortgage-backed, asset-backed and
   collateralized securities             824,175    63,913   149     582,072    47,646   101   1,406,247   111,559   250
Securities lending invested
   collateral (a)                      1,846,443   136,819    --          --        --    --   1,846,443   136,819    --
                                      ----------  --------   ---  ----------   -------   ---  ----------  --------   ---
   Total                              $3,829,705  $254,507   340  $1,195,047   $68,020   258  $5,024,752  $322,527   598
                                      ==========  ========   ===  ==========   =======   ===  ==========  ========   ===

(a)  Represents the Company's allocated portion of AIG's securities lending pool.

As a result of the Company's periodic evaluation of its securities for other-than-temporary impairments in value, the Company recorded other-than-temporary impairment charges of $1,292,122,000, $73,140,000 and $4,007,000 in 2008, 2007 and 2006, respectively.

In light of the recent significant disruption in the U.S. residential mortgage and credit markets, the Company has recognized an other-than-temporary impairment charge (severity loss) of $880,364,000 in 2008, primarily related to mortgage-backed, asset-backed and collateralized securities, and securities of financial institutions. Notwithstanding the Company's intent and ability to hold such securities until they have recovered their cost basis (except for securities lending invested collateral comprising $260,175,000 of the severity loss for 2008), and despite structures that indicate that a substantial amount of the securities should continue to perform in accordance with original terms, the Company concluded that it could not reasonably assert that the impairment period would be temporary.

In addition to the above severity losses, the Company recorded other-than-temporary impairment charges in 2008, 2007 and 2006 related to:

     -    securities that the Company does not intend to hold until recovery;

     -    issuer-specific credit events;

     - certain structured securities impaired under EITF 99-20 and related interpretive guidance; and

     -    other impairments, including equity securities.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

The net realized investment loss includes the following:

                                                     Years ended December 31,
                                                ---------------------------------
                                                    2008        2007       2006
                                                -----------   --------   --------

                                                          (in thousands)
Fixed maturity securities                       $   (87,300)  $ (8,843)  $(14,755)
Securities lending invested collateral             (139,660)    (3,407)        --
Other-than-temporary impairments                 (1,292,122)   (73,140)    (4,007)
Embedded derivatives, net of hedge securities       (41,678)    (4,388)     1,377
Other investments                                    (1,566)    (1,207)    (1,041)
                                                -----------   --------   --------
Net realized investment loss                    $(1,562,326)  $(90,985)  $(18,426)
                                                ===========   ========   ========

Realized investment gains and losses on the sales of fixed maturity securities and equity securities are as follows:

                                Years ended December 31,
                             ------------------------------
                                2008       2007      2006
                             ---------   -------   --------
                                     (in thousands)
FIXED MATURITY SECURITIES:
    Realized gains           $ 313,635   $ 1,200   $  3,302
    Realized losses           (418,547)   (9,930)   (13,264)

EQUITY SECURITIES:
    Realized gains           $      --   $    --   $  1,397
    Realized losses                 --        --     (1,400)

The sources and related amounts of net investment income are as follows:

                                            Years Ended December 31,
                                         ------------------------------
                                           2008       2007       2006
                                         --------   --------   --------

                                                 (in thousands)
Short-term investments                   $ 29,008   $  5,473   $  4,436
Fixed maturity securities                 269,679    267,197    220,347
Mortgage and other loans                   29,106     27,267     22,749
Policy loans                                1,863      2,145      2,374
Securities lending invested collateral        295      1,387      1,872
Other invested assets                          --         (2)        --
                                         --------   --------   --------
Total investment income                   329,951    303,467    251,778
Less: investment expenses                  (3,210)    (2,575)    (2,254)
                                         --------   --------   --------
Net investment income                    $326,741   $300,892   $249,524
                                         ========   ========   ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.   INVESTMENTS (Continued)

     On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities (the "RMBS") which were held as securities lending invested collateral. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the NY Fed to ML II.

     Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a variable interest entity ("VIE") and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale, in accordance with FAS 140. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value under FAS 159, because this interest would otherwise meet the criteria of a hybrid instrument and require bifurcation of an embedded derivative. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 5 for further discussion of the Company's fair value methodology and the valuation of ML II.

     See Note 3 for additional information regarding the Securities Lending Program and the sale of the RMBS to ML II.

5.   FAIR VALUE MEASUREMENTS

     Effective January 1, 2008, the Company adopted FAS 157 and FAS 159, which specify measurement and disclosure standards related to assets and liabilities measured at fair value. See Note 2 herein for additional information.

     The most significant effect of adopting FAS 157 on the Company's results of operations for the year ended December 31, 2008 related to changes in fair value methodologies with respect to liabilities already carried at fair value. Specifically, the incorporation of explicit risk margins resulted in a decrease of $24.0 million to pre-tax income ($14.4 million after tax) for the year ended December 31, 2008.

     FAIR VALUE MEASUREMENTS ON A RECURRING BASIS:

     The Company measures fair value on a recurring basis financial instruments in its trading and available for sale securities portfolios, short-term investments, securities lending invested collateral, derivative assets and liabilities, separate account assets and embedded derivatives contained in certain variable annuity contracts. The fair value of a financial instrument is the amount that would be received on sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

     FAIR VALUE HIERARCHY:

     Beginning January 1, 2008, assets and liabilities recorded at fair value in the balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

     Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, derivative contracts and most separate account assets.

     Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, state, municipal and provincial obligations and hybrid securities.

     Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed maturity securities and embedded derivatives contained in certain variable annuity contracts.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

     The following is a description of the valuation methodologies used for instruments carried at fair value.

     INCORPORATION OF CREDIT RISK IN FAIR VALUE MEASUREMENTS:

     Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

     Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

     FIXED MATURITY SECURITIES AVAILABLE FOR SALE (INCLUDING FIXED MATURITY SECURITIES WITHIN SECURITIES LENDING INVESTED COLLATERAL): The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity securities in its available for sale portfolios. Market price data generally is obtained from exchange or dealer markets.

     The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     FIXED MATURITY SECURITIES, TRADING: The fixed maturity securities, trading portfolio consists of an interest in Maiden Lane II ("ML II"). At inception, the Company's economic interest in ML II was valued at the transaction prices of $31,700,000. Subsequently, the ML II interest is valued using a discounted cash flow methodology using the estimated future cash flows of the assets to which the ML II interest is entitled and the discount rates applicable to such interest as derived from the fair value of the entire asset pool. The implicit discount rates are calibrated to the changes in the estimated asset values for the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

     Valuation Sensitivity - The fair value of the ML II interest is most affected by changes in the discount rates and changes in the underlying estimated future collateral cash flow assumptions used in the valuation model.

     The benchmark London Interbank Offered Rate ("LIBOR") interest rate curve changes are determined by macroeconomic considerations and financial sector credit spreads. The spreads over the LIBOR for the ML II interest (including collateral-specific credit and liquidity spreads) can change as a result of changes in market expectations about the future performance of this investment as well as changes in the risk premium that market participants would demand at the time of the transactions.

     Changes in estimated future cash flows would primarily be the result of changes in expectations for collateral defaults, recoveries, and underlying loan prepayments.

     Increases in the discount rate or decreases in estimated future cash flows used in the valuation would decrease the Company's estimate of the fair value of ML II as shown in the table below.

                              Fair Value
                                Change
                              ----------

                             (in thousands)
Discount Rates
200 basis points               $ (2,768)
400 basis point                  (5,199)

Estimated Future Cash Flows
10% decrease                    (10,012)
20% decrease                    (18,872)

     The Company believes that the ranges of discount rates used in this analysis are reasonable based on implied spread volatilities of similar collateral securities and implied volatilities of LIBOR interest rates. The ranges of estimated future cash flows were determined based on variability in estimated future cash flows implied by cumulative loss estimates for similar instruments. The fair value of the ML II interest is likely to vary, perhaps materially, from the amount estimated.

     DERIVATIVE ASSETS AND LIABILITIES: Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

     Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

     EMBEDDED DERIVATIVES (included in policyholder account balances - annuities): The fair value of embedded policy derivatives contained in certain variable annuity contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience. Because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior. With the adoption of FAS 157, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

     SEPARATE ACCOUNT ASSETS: Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS:

     The following table presents information about assets and liabilities measured at fair value on a recurring basis at December 31, 2008, and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                   Level 1     Level 2     Level 3      Total
                                                  --------   ----------   --------   ----------

                                                                  (in thousands)
Assets:
   Fixed maturity securities available for sale   $     --   $3,736,218   $506,747   $4,242,965
   Fixed maturity securities, trading                   --           --     24,861       24,861
   Derivative assets                                13,151           --         --       13,151
   Separate account assets                         533,680           --         --      533,680
                                                  --------   ----------   --------   ----------
      Total                                       $546,831   $3,736,218   $531,608   $4,814,657
                                                  ========   ==========   ========   ==========
Liabilities:
   Policyholder account balances - annuities      $     --   $       --   $ 91,798   $   91,798
                                                  --------   ----------   --------   ----------
      Total                                       $     --   $       --   $ 91,798   $   91,798
                                                  ========   ==========   ========   ==========

     At December 31, 2008, Level 3 assets were 7.4 percent of total assets and Level 3 liabilities were 1.3 percent of total liabilities.

     The following table present the changes during the year ended December 31, 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gain (losses) recorded in income during the year ended December 31, 2008 related to the Level 3 assets and liabilities that remained in the balance sheet at December 31, 2008:

                                            Fixed
                                          Maturity        Fixed                  Policyholder
                                         securities      maturity                  account
                                          Available    securities,     Total      balances -
                                          for Sale       trading       Assets     annuities
                                         ----------    -----------   ---------   ------------

                                                            (in thousands)
Balance, January 1, 2008                  $ 472,084      $    --     $ 472,084   $ 3,290
Net realized/unrealized gains (losses)
   included in:
   Net investment income                      4,673       (6,839)       (2,166)       --
   Net realized investment loss            (203,592)          --      (203,592)   88,508
   Accumulated other comprehensive
      loss                                    1,131           --         1,131        --
Purchases, sales, issuances and
   settlements, net                         118,108       31,700       149,808        --
Transfers in                                114,343           --       114,343        --
                                          ---------      -------     ---------   -------
Balance, December 31, 2008                $ 506,747      $24,861     $ 531,608   $91,798
                                          =========      =======     =========   =======

     Both observable and unobservable inputs may be used to determine the fair values of positions classified in level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     Changes in the fair value of separate account assets are completely offset in the statement of operations and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

     FAIR VALUE OPTION:

     FAS 159 permits a company to choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in income. The Company did not make any fair value measurement elections upon initial adoption of FAS 159. The Company has elected to account for its economic interest in ML II at fair value under FAS 159. The Company recorded a loss of $6,839,000 in the year ended December 31, 2008 to reflect the change in the fair value of ML II, which was reported as a component of net investment income in the statement of operations and comprehensive income (loss).

     FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR
     VALUE:

     FAS No. 107, "Disclosures about Fair Value of Financial Instruments" ("FAS 107"), requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. FAS 107 excludes certain financial instruments, including those related to insurance contracts. Information regarding the estimation of fair value for financial instruments not carried at fair value is discussed below.

     CASH AND SHORT-TERM INVESTMENTS: The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

     MORTGAGE AND OTHER LOANS: Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

     POLICY LOANS: The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

     SECURITIES LENDING PAYABLE: The contract values of securities lending payable approximate fair value as these obligations are short-term in nature.

     POLICYHOLDER ACCOUNT BALANCES - ANNUITIES: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

5.   FAIR VALUE MEASUREMENTS (Continued)

     The estimated fair values of the Company's financial instruments compared with their respective carrying values are as follows at December 31:

                                                         2008                      2007
                                               -----------------------   -----------------------
                                                Carrying       Fair       Carrying       Fair
                                                  Value        Value       Value         Value
                                               ----------   ----------   ----------   ----------

                                                                 (in thousands)
ASSETS:
   Cash and short-term investments             $1,244,550   $1,244,550   $  263,789   $  263,789
   Fixed maturity securities available
     for sale                                   4,242,965    4,242,965    4,681,233    4,681,233
   Fixed maturity securities, trading              24,861       24,861           --           --
   Mortgage and other loans                       502,172      510,761      463,097      464,135
   Policy loans                                    21,934       21,934       26,002       26,002
   Securities lending invested collateral              --           --    1,846,443    1,846,443
   Derivative assets                               13,151       13,151           --           --
LIABILITIES:
   Policyholder account balances - annuities   $6,179,243   $6,014,641   $5,105,359   $4,856,632
   Securities lending payable                          --           --    2,008,650    2,008,650

6.   DEFERRED ACQUISITION COSTS

     The following table summarizes the activity in deferred acquisition costs:

                                              Years Ended December 31,
                                              ------------------------
                                                  2008       2007
                                                --------   --------

                                                  (in thousands)
Balance at beginning of year                    $309,276   $239,287
Acquisition costs deferred                        85,900     65,063
Effect of net unrealized loss on securities      (38,258)    31,535
Amortization charged to income                    30,879    (26,609)
                                                --------   --------
Balance at end of year                          $387,797   $309,276
                                                ========   ========

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $23,300,000 of additional amortization of deferred acquisition costs primarily resulting from difficult market conditions and adverse policyholder behavior. Further deterioration in equity market conditions or other factors could result in future negative unlocking adjustments.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.   OTHER DEFERRED EXPENSES

     The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products. The following table summarizes the activity in these deferred expenses:

                                              Years Ended December 31,
                                              ------------------------
                                                   2008       2007
                                                 --------   -------

                                                   (in thousands)
Balance at beginning of year                     $ 89,607   $61,876
Expenses deferred                                  23,026    25,064
Effect of net unrealized loss on securities       (16,070)   10,293
Amortization charged to income                     14,253    (7,626)
                                                 --------   -------
Balance at end of year                           $110,816   $89,607
                                                 ========   =======

     The Company adjusts amortization when the assumptions underlying the estimates of current or future gross profits to be realized are revised. The Company reviews the assumptions at least annually. In 2008, the Company recorded approximately $1,200,000 of additional amortization of sales inducements primarily resulting from difficult market conditions and adverse policyholder behavior.

8.   GUARANTEED BENEFITS

     Details concerning the Company's guaranteed benefit exposures are as follows:

                                                              Highest Specified
                                                                 Anniversary
                                                                Account Value
                                                                    Minus
                                              Return of Net    Withdrawals Post
AT DECEMBER 31, 2008                             Deposits        Anniversary
--------------------                          -------------   -----------------

                                                    (dollars in thousands)
In the event of death (GMDB):
   Account value                               $  138,383         $539,961
   Net amount at risk (a)                          44,265          197,078
   Average attained age of contract holders            65               64
   Range of guaranteed minimum return rates             0%               0%
Accumulation at specified date (GMAV):
   Account value                               $   50,169
   Net amount at risk (b)                          14,589
   Weighted average period remaining until
      guaranteed payment                        7.2 Years
Accumulation at specified date (GMWB):
   Account value                              $   244,548
   Net amount at risk (c)                          92,856
   Weighted average period remaining until
      guaranteed payment                       15.5 Years

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS (Continued)

                                                              Highest Specified
                                                                 Anniversary
                                                                Account Value
                                                                    Minus
                                              Return of Net    Withdrawals Post
AT DECEMBER 31, 2007                             Deposits        Anniversary
--------------------                          -------------   -----------------

                                                    (dollars in thousands)
In the event of death (GMDB):
   Account value                               $   179,211        $733,495
   Net amount at risk (a)                              643          19,414
   Average attained age of contract holders             65              63
   Range of guaranteed minimum return rates              0%              0%
Accumulation at specified date (GMAV):
   Account value                               $    80,034
   Net amount at risk (b)                              203
   Weighted average period remaining until
      guaranteed payment                         7.9 Years
Accumulation at specified date (GMWB):
   Account value                               $   219,581
   Net amount at risk (c)                            1,853
   Weighted average period remaining until
      guaranteed payment                        19.9 Years

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders died at the same balance sheet date.

(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

(c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $7,392,000 and $3,549,000 as of December 31, 2008 and 2007, respectively and is payable no sooner than 10 years from the end of the waiting period.

                    FIRST SUNAMERICA LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS (Continued)

8.   GUARANTEED BENEFITS (Continued)

     The following summarizes the reserves for guaranteed benefits on variable contracts reflected in the general account:

                                  Years Ended December 31,
                                  ------------------------
                                        2008     2007
                                      -------   ------

                                       (in thousands)
 Balance at beginning of year         $ 1,574   $2,100
   Guaranteed benefits incurred         5,696     (407)
   Guaranteed benefits paid            (1,048)    (119)
                                      -------   ------
Balance at end of year                $ 6,222   $1,574
                                      =======   ======

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2008 and 2007:

          - Data used was 50 stochastically generated investment performance scenarios.

          -    Mean investment performance assumption was 10%.

          -    Volatility assumption was 16%.

          - Mortality was assumed to be 50% Male and 80% Female of the 1994 Variable Annuity MGDB table.

          - Lapse rates vary by contract type and duration and range from 0% to 40%.

          -    The discount rate was approximately 8%.

     In 2008, the Company recorded an increase in reserves for guaranteed benefits and guaranteed benefits expense of $2,100,000 due to the unlocking of key assumptions.

9.   REINSURANCE

     Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

     The Company has a reinsurance treaty that limits its universal life risk on any one insured life to $100,000. Universal life insurance fees are presented net of reinsurance premiums of $6,492,000, $6,348,000 and $7,518,000 in 2008, 2007 and 2006, respectively. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $4,616,000, $3,798,000 and $12,163,000 in 2008, 2007 and 2006,
     respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.   REINSURANCE (Continued)

     On November 1, 2004, the Company entered a contract to reinsure credit life and health insurance policies. The Company received a share of premium for the reinsured policies and indemnified the reinsured for a proportionate share of these liabilities while the reinsured retained the assets and corresponding reserve liabilities. The contract was considered modified coinsurance and as such the reinsurance claims payable is offset against reinsurance premiums receivable and included in other assets on the balance sheet. The treaty was for one year with the option to renew annually. The Company allowed the contract to expire on October 31, 2006. The pretax income from the contract was $17,572,000 in 2006.

10.  COMMITMENTS AND CONTINGENT LIABILITIES

     Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquires involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

     Various lawsuits against the Company have arisen in the ordinary course of business. Except as noted above, contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY

     The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2008 and 2007, 300 shares were outstanding.

     Changes in shareholder's equity are as follows:

                                                     Years ended December 31,
                                                ----------------------------------
                                                    2008         2007       2006
                                                -----------   ---------   --------

                                                          (in thousands)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances                           $   393,092   $ 389,629   $259,625
   Capital contributions by Parent                1,211,796       3,463    130,004
                                                -----------   ---------   --------
   Ending balances                              $ 1,604,888   $ 393,092   $389,629
                                                ===========   =========   ========
RETAINED EARNINGS:
   Beginning balances                           $   195,485   $ 185,129   $135,196
   Net income (loss)                             (1,405,288)     10,356     49,933
                                                -----------   ---------   --------
   Ending balances                              $(1,209,803)  $ 195,485   $185,129
                                                ===========   =========   ========
ACCUMULATED OTHER COMPREHENSIVE LOSS:
   Beginning balances                           $  (146,407)  $  (6,092)  $ (5,855)
   Unrealized depreciation of investments,
      net of reclassification adjustments (a)        14,100    (274,312)    (4,165)
   Effect on deferred acquisition costs and
      other deferred expenses                       (54,328)     41,828      3,800
   Income tax benefit                                17,729      92,169        128
                                                -----------   ---------   --------
   Ending balances                              $  (168,906)  $(146,407)  $ (6,092)
                                                ===========   =========   ========

(a) Includes reclassification adjustments for realized losses included in net income (loss) of $1,371,464,000, $82,421,000 and $17,635,000 in 2008, 2007
     and 2006, respectively.


Capital contributions in 2008 and 2007 included cash of $768,190,000 and $3,407,000, respectively, deposited by AIG. Of those amounts, $548,190,000 in 2008 and $3,407,000 in 2007 were contributions with regard to the securities lending collateral account to offset pretax realized losses incurred by the Company from the sale of certain securities lending collateral investments. The Company also received non-cash capital contributions of $51,000 and $56,000 in 2008 and 2007, respectively, equal to the certain compensation expense recognized (see Note 13 for discussion of SICO Compensation). Additionally, the Company received capital contributions of fixed maturity securities with a fair value of $140,616,000 in August 2008 and $302,939,000 in November 2008.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

11.  SHAREHOLDER'S EQUITY (Continued)

     Gross unrealized gains (losses) on fixed maturity securities and securities lending invested collateral included in accumulated other comprehensive loss are as follows:

                                                December 31,  December 31,
                                                    2008          2007
                                                ------------  ------------

                                                      (in thousands)
Gross unrealized gains                            $ 103,910     $  26,342
Gross unrealized losses                            (385,995)     (322,527)
Adjustment to DAC and other deferred expenses            --        54,328
Deferred income taxes                               113,179        95,450
                                                  ---------     ---------
Accumulated other comprehensive loss              $(168,906)    $(146,407)
                                                  =========     =========

     Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Superintendent of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement, excluding realized capital gains, or 10% of preceding year's statutory surplus. Accordingly, the Company is not able to pay a dividend to the shareholder in the year 2009 without prior approval of the New York Superintendent of Insurance.

     Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company had net losses of $1,132,799,000 and $7,137,000 for the years ended December 31, 2008 and 2007, respectively and net income of $18,487,000 in the year ended December 31, 2006. The Company's statutory capital and surplus totaled approximately $547,171,000, $503,904,000 and $396,981,000 at December 31, 2008, 2007 and 2006,
     respectively.

12.  INCOME TAXES

     The components of the provisions for income taxes on pretax income consist of the following:

                             Years ended December 31,
                           ---------------------------
                             2008      2007     2006
                           -------   -------   -------

                                  (in thousands)
Current                    $(4,716)  $ 7,119   $17,979
Deferred                    19,074    (1,766)    4,275
                           -------   -------   -------
Total income tax expense   $14,358   $ 5,353   $22,254
                           =======   =======   =======

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     The U.S. federal income tax rate is 35% for 2008, 2007 and 2006. Actual tax expense on income differs from the "expected" amount computed by applying the federal income tax rate because of the following:

                                                    Years ended December 31,
                                                 -----------------------------
                                                    2008       2007      2006
                                                 ---------   -------   -------

                                                         (in thousands)
U.S federal income tax at statutory rate         $(486,826)  $ 5,498   $25,265
Adjustments:
   Valuation allowance                             564,480        --        --
   State income taxes (net of federal benefit)     (62,658)    1,999        --
   Dividends received deduction                       (719)     (622)     (761)
   Other, net                                           81    (1,522)   (2,250)
                                                 ---------   -------   -------
Total income tax expense                         $  14,358   $ 5,353   $22,254
                                                 =========   =======   =======

     Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the net deferred tax asset (liability) are as follows:

                                                            Years Ended December 31,
                                                            ------------------------
                                                               2008         2007
                                                            ---------   ------------

                                                                (in thousands)
DEFERRED TAX ASSETS:
   Capital loss carryforward - Federal                      $ 236,406     $      --
   Investments                                                313,293        26,899
   Contract holder reserves                                    61,463        50,319
   Net unrealized loss on debt and equity securities
      available for sale                                      113,179        95,450
   State deferred tax asset                                    59,736            --
   Other assets                                                 3,077         3,899
                                                            ---------     ---------
      Deferred tax assets                                     787,154       176,567
   Valuation allowance                                       (564,480)           --
                                                            ---------     ---------
   Total deferred tax assets                                  222,674       176,567
                                                            ---------     ---------
DEFERRED TAX LIABILITIES:
   Deferred acquisition costs and other deferred expenses    (149,901)      (98,890)
   State deferred tax liabilities                                  --        (3,560)
                                                            ---------     ---------
   Total deferred tax liabilities                            (149,901)     (102,450)
                                                            ---------     ---------
   Net deferred tax asset                                   $  72,773     $  74,117
                                                            =========     =========


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $787,154,000 and concluded a $564,480,000 valuation allowance was required to reduce the deferred tax asset at December 31, 2008 to an amount the Company believes is more likely than not to be realized.

     When making its assessment, the Company considered all available evidence, including the impact of being included in AIG's consolidated federal tax return, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

     In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the (New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under AIG's asset disposition plan, the continuing earnings strength of the businesses AIG intends to retain and AIG's recently announced debt and preferred stock transactions with the New York Fed and United States Treasury, respectively, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

     In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by IRS Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct of indirect owner of more than 50 percent interest in the loss company.

     The Company is currently under audit by the Internal Revenue Service for calendar year 2003. All years prior to 2003 are no longer subject to audit. The Company believes that it has adequate reserves for any liability that could result from the IRS audit.

     As of December 31, 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $185,000. There were no unrecognized tax benefits at December 31, 2007. As of December 31, 2008, the Company's unrecognized tax benefits included no amounts related to tax positions the disallowance of which would not affect the effective tax rate. Accordingly, as of December 31, 2008, the amount of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate was $185,000. As December 31, 2008, the Company had gross unrecognized tax benefits of $185,000 that arose from increases in tax positions for years prior to 2008.

     The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2008 and 2007, the Company expects favorable settlements of approximately $2 million related to Tax authority adjustments. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

12.  INCOME TAXES (Continued)

     Interest and penalties, if any, related to taxing authority examinations and unrecognized tax benefits are recognized as a component of income tax expense. At December 31, 2008 and 2007, the Company had a receivable of $487,000 and $596,000, respectively, related to interest (net of federal tax). For the year ended December 31, 2008 and 2007, the Company had recognized interest expense of $109,000 and interest income of $1,516,000, respectively, (net of federal tax).

13.  RELATED-PARTY MATTERS

     SICO Compensation

     Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans were created in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

     None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts considered to be contributed by SICO. The SICO Plans provide that shares currently owned by SICO are set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout of units under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the participants in the SICO Plans.

     Compensation expense with respect to the SICO Plans aggregated $51,000, $56,000 and $4,000 for 2008, 2007 and 2006, respectively, and is included in general and administrative expenses in the statement of operations and comprehensive income (loss). Additionally, a corresponding increase to additional paid-in capital was recorded in each year.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.  RELATED-PARTY MATTERS (Continued)

     Events Related to AIG

     In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the NY Fed. Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately
     79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

     The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations.

     On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

     During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into an agreement with the NY Fed in connection with the special purpose financing vehicle known as Maiden Lane III LLC. The Company was not a party to this agreement and this transaction did not affect the Company's financial condition, results of operations or cash flows.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.  RELATED-PARTY MATTERS (Continued)


     On December 12, 2008, AIG, certain of AIG's wholly owned U.S. life insurance subsidiaries, and AIG Securities Lending Corp., another AIG subsidiary (the "AIG Agent"), entered into an agreement with ML II, a Delaware limited liability company whose sole member is the NY Fed. Pursuant to the agreement, the life insurance subsidiaries (including the Company) sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of residential mortgage-backed securities ("RMBS") held by the AIG Agent, as agent of the life insurance subsidiaries, in connection with AIG's U.S. securities lending program. In exchange for the RMBS, the life insurance subsidiaries received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price. Additionally, the Company received an economic interest in ML II valued at $31.7 million. As a result of these actions, the U.S. securities lending program, and the interim agreement entered into with the NY Fed whereby the NY Fed borrowed securities from AIG subsidiaries in exchange for cash collateral, were terminated. For additional information, see Note 3.

     Other Related Party Transactions

     On January 20, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $15,000,000 from the Parent and vice versa. Any advances made under this agreement must be repaid within 30 days. There were no outstanding balances under this agreement at December 31, 2008 and 2007.

     On February 15, 2004, the Company entered into a short-term financing arrangement with an affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC") whereby the Company has the right to borrow up to $15,000,000 from AIG SALAC and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this agreement at December 31, 2008 and 2007.

     On February 15, 2004, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII") whereby the Company has the right to borrow up to $15,000,000 from SAII. Any advances made under this arrangement must be repaid within 30 days. There were no outstanding balances under this agreement at December 31, 2008 and 2007.

     The Company pays commissions, including support fees to defray marketing and training costs, to five affiliated broker-dealers for distributing its annuity products. Commissions paid to these broker-dealers totaled $1,927,000, $1,641,000 and $1,546,000 in 2008, 2007 and 2006, respectively.
     These affiliated broker-dealers represented approximately 2%, 2% and 1% of premiums in 2008, 2007 and 2006, respectively.

     Pursuant to a Service and Expense Agreement, AIG provides, or causes to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services were $13,982,000, $12,729,000 and $9,137,000 in 2008, 2007 and 2006,
     respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $3,429,000, $2,376,000 and $1,915,000 in 2008, 2007 and 2006, respectively, and is deferred and amortized as part of DAC. The other components of these costs are included in general and administrative expenses in the statement of operations and comprehensive income (loss).

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.  RELATED-PARTY MATTERS (Continued)

     An affiliate of the Company is responsible for the administration of the Company's fixed annuity contracts and is reimbursed for the cost of administration. Costs charged to the Company to administer these policies were approximately $2,631,000, $2,352,000 and $1,922,000 in 2008, 2007 and
     2006, respectively. Additionally, costs charged to the Company for marketing such policies amounted to $4,108,000, $3,233,000 and $3,305,000 for the years ended December 31, 2008, 2007 and 2006, respectively, and are deferred and amortized as part of DAC. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

     Pursuant to an Investment Advisory Agreement, the majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2,924,000, $3,173,000 and $2,613,000 in 2008, 2007 and 2006, respectively.

     The Company incurred $492,000, $1,375,000 and $1,494,000 of management fee expense to an affiliate of the Company to administer its securities lending program during the years ended December 31, 2008, 2007 and 2006, respectively.

     On February 1, 2004, the Company entered into an administrative services agreement with its affiliate AIG SunAmerica Asset Management Corp. ("SAAMCo"), whereby SAAMCo will pay to the Company a fee based on a percentage on all assets invested through the Company's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for the Company's variable annuity products. Amounts earned by the Company under this agreement totaled $2,191,000, $2,315,000 and $1,983,000 in 2008, 2007 and 2006, respectively, and are included in variable annuity policy fees in the statement of operations and comprehensive income (loss).

     The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG will cause the Company to maintain a contract holders' surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under certain circumstances, including where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

13.  RELATED-PARTY MATTERS (Continued)

     The Company's insurance policy obligations for individual and group contracts issued prior to January 31, 2008, at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. As of January 31, 2008, at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts with a date of issue later than the Point of Termination. The Guarantee will, however, continue to cover insurance obligations on contracts issued by the Company with a date of issue earlier than the Point of Termination, including obligations arising from purchase payments received with respect to these contracts after the Point of Termination. The Guarantee provides that the contract owners owning contracts issued by the Company with a date of issue earlier than the Point of Termination can enforce the Guarantee directly against American Home.

14.  SUBSEQUENT EVENT

     Events Related to AIG

     On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

     AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date. The Company is not currently anticipated to be a party to the proposed securitization transaction.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

14.  SUBSEQUENT EVENT (Continued)

     On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part, including the Company. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses. The Company is continuing to explore other restructuring alternatives to enhance its market competitiveness.

     On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

     On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as
     (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

     In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, management believes this could have a 46 material effect upon the Company and its operations.

     Other Matters

     In February 2009, the Company received a cash capital contribution of $100,000,000 from the Parent.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                         AMERICAN HOME ASSURANCE COMPANY

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                TABLE OF CONTENTS

   Report of Independent Auditors ............................................ 2

   Statements of Admitted Assets ............................................. 3

   Statements of Liabilities, Capital and Surplus ............................ 4

   Statements of Income and Changes in Capital and Surplus ................... 5

   Statements of Cash Flow ................................................... 6

   Notes to Statutory Basis Financial Statements ............................. 7

                         Report of Independent Auditors

To the Board of Directors and Shareholder of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory statements of income and changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, on the basis of accounting described in Note 1 to the financial statements.

/s/ PricewaterhouseCoopers LLP

New York, NY
April 29, 2009

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2008 AND 2007
                                 (000's OMITTED)

-------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                 2008           2007
-------------------------------------------------------------------------------------------------------------------------
Cash and invested assets:
   Bonds, at amortized cost (NAIC market value: 2008 - $13,162,193;
      2007 - $16,075,222) ...................................................................   $13,790,336   $15,843,721
   Stocks:
      Common stocks, at NAIC market value adjusted for non admitted assets
         (cost: 2008 - $1,278,987; 2007 - $1,556,742) .......................................     2,064,755     3,139,327
      Preferred stocks, primarily at NAIC market value (cost: 2008 - $277,589;
         2007 - $613,732) ...................................................................       255,675       613,732
   Other invested assets, primarily at equity (cost: 2008 - $1,505,810; 2007 - $1,458,240) ..     1,555,659     1,943,313
   Securities lending collateral ............................................................            --       279,774
   Short-term investments, at amortized cost (approximates NAIC market value) ...............       228,165       183,951
   Cash .....................................................................................       848,594       258,078
   Receivable for securities ................................................................         1,711            --
-------------------------------------------------------------------------------------------------------------------------
            Total cash and invested assets ..................................................    18,744,895    22,261,896
-------------------------------------------------------------------------------------------------------------------------
Investment income due and accrued ...........................................................       191,761       213,302
Agents' balances or uncollected premiums:
   Premiums in course of collection .........................................................       704,539       593,808
   Premiums and installments booked but deferred and not yet due ............................       408,671       892,935
   Accrued retrospective premiums ...........................................................     1,556,749     1,237,062
Amounts billed and receivable from high deductible policies .................................        23,162       159,393
Reinsurance recoverable on loss payments ....................................................       645,764       600,573
Funds held by or deposited with reinsurers ..................................................        12,327        11,118
Deposit accounting assets ...................................................................       530,085       751,468
Deposit accounting assets - funds held ......................................................        88,515        98,917
Federal and foreign income taxes recoverable from affiliates ................................       406,899       143,717
Net deferred tax assets .....................................................................       446,613       382,578
Equities in underwriting pools and associations .............................................       717,391     1,211,817
Receivable from parent, subsidiaries and affiliates .........................................       830,717       115,695
Other admitted assets .......................................................................        84,408       182,141
-------------------------------------------------------------------------------------------------------------------------
            Total admitted assets ...........................................................   $25,392,496   $28,856,420
=========================================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2008 AND 2007
                    (000's OMITTED EXCEPT SHARE INFORMATION)

---------------------------------------------------------------------------------------------------
As of December 31,                                                            2008          2007
---------------------------------------------------------------------------------------------------
                              Liabilities

Reserves for losses and loss adjustment expenses ......................   $13,268,600   $13,732,102
Unearned premium reserves .............................................     3,928,201     4,475,413
Commissions, premium taxes, and other expenses payable ................       311,636       234,495
Reinsurance payable on paid loss and loss adjustment expenses .........       481,915       263,917
Funds held by company under reinsurance treaties ......................       173,173       236,183
Provision for reinsurance .............................................        95,592       115,844
Ceded reinsurance premiums payable, net of ceding commissions .........       448,515       492,611
Retroactive reinsurance reserves - assumed ............................         6,984        30,486
Retroactive reinsurance reserves - ceded ..............................        (4,907)      (65,309)
Deposit accounting liabilities ........................................       188,303       189,511
Deposit accounting liabilities - funds held ...........................       484,067       695,928
Securities lending payable ............................................            --       304,398
Collateral deposit liability ..........................................       318,127       354,916
Payable to parent, subsidiaries and affiliates ........................        38,999       152,184
Other liabilities .....................................................       240,118       346,784
---------------------------------------------------------------------------------------------------
   Total liabilities ..................................................    19,979,323    21,559,463
---------------------------------------------------------------------------------------------------
                          Capital and Surplus

Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding ............................        25,426        25,426
Capital in excess of par value ........................................     3,739,388     2,941,471
Unassigned surplus ....................................................     1,646,043     4,280,727
Special surplus funds from retroactive reinsurance ....................         2,316        49,333
---------------------------------------------------------------------------------------------------
   Total capital and surplus ..........................................     5,413,173     7,296,957
---------------------------------------------------------------------------------------------------
   Total liabilities, capital, and surplus ............................   $25,392,496   $28,856,420
===================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (000's OMITTED)

-----------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                2008         2007         2006
-----------------------------------------------------------------------------------------------------------------
                           Statements of Income
                           --------------------

Underwriting income:
   Premiums earned ......................................................   $ 7,393,221   $7,703,016   $7,700,011
-----------------------------------------------------------------------------------------------------------------
Underwriting deductions:
   Losses incurred ......................................................     4,800,023    4,444,636    4,606,481
   Loss adjustment expenses incurred ....................................       742,400      840,801      803,517
   Other underwriting expenses incurred .................................     1,846,019    1,864,547    1,825,815
-----------------------------------------------------------------------------------------------------------------
Total underwriting deductions ...........................................     7,388,442    7,149,984    7,235,813
-----------------------------------------------------------------------------------------------------------------
Net underwriting income .................................................         4,779      553,032      464,198
-----------------------------------------------------------------------------------------------------------------
Investment income:
   Net investment income earned .........................................       912,331    1,019,018      702,426
   Net realized capital gains/(loss) (net of capital gains taxes:
      2008 - ($270,995); 2007 - $29,141; 2006 - $29,092) ................      (671,273)     117,037       61,624
-----------------------------------------------------------------------------------------------------------------
Net investment gain .....................................................       241,058    1,136,055      764,050
-----------------------------------------------------------------------------------------------------------------
Net loss from agents' or premium balances charged-off ...................       (48,507)     (85,724)     (49,762)
Finance and service charges not included in premium .....................        15,008       16,449       14,287
Other income ............................................................       384,065       76,290       49,691
-----------------------------------------------------------------------------------------------------------------
Income after capital gains taxes and before federal income taxes ........       596,403    1,696,102    1,242,464
Federal income tax expense ..............................................       235,238      348,359      263,263
-----------------------------------------------------------------------------------------------------------------
         Net income .....................................................   $   361,165   $1,347,743   $  979,201
=================================================================================================================
                      Changes in Capital and Surplus
                      ------------------------------

Capital and surplus, as of December 31, previous year ...................   $ 7,296,957   $6,211,853   $5,049,651
   Adjustment to beginning surplus ......................................           935      (56,532)      55,538
-----------------------------------------------------------------------------------------------------------------
Capital and surplus, as of January 1, ...................................     7,297,892    6,155,321    5,105,189
-----------------------------------------------------------------------------------------------------------------
Changes in capital and surplus:
   Net income ...........................................................       361,165    1,347,743      979,201
   Change in net unrealized capital gains (net of capital gains taxes:
      2008 - ($94,517); 2007 - $131,952; 2006 - $121,173) ...............    (1,194,450)    (103,183)     119,660
   Change in net deferred income tax ....................................       (40,420)     (73,791)     (13,270)
   Change in non-admitted assets ........................................        47,173      184,885      (80,352)
   Change in provision for reinsurance ..................................        20,252       12,980       81,328
   Paid in capital and surplus ..........................................       856,617      161,945           --
   Dividends to stockholder ................,............................    (1,582,633)    (615,000)          --
   Other surplus adjustments ............................................        (6,013)      (1,572)       1,268
   Foreign exchange translation .........................................      (346,410)     227,629       18,829
-----------------------------------------------------------------------------------------------------------------
         Total changes in capital and surplus ...........................    (1,884,719)   1,141,636    1,106,664
-----------------------------------------------------------------------------------------------------------------
Capital and surplus, as of December 31, .................................   $ 5,413,173   $7,296,957   $6,211,853
=================================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                 (000's OMITTED)

-------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                        2008           2007          2006
-------------------------------------------------------------------------------------------------------------
                        Cash From Operations
                        --------------------

Premiums collected, net of reinsurance ............................  $ 6,928,614   $ 7,948,658   $ 6,433,712
Net investment income .............................................      975,968     1,058,334       787,413
Miscellaneous (expense) income ....................................      349,699         7,137        75,317
-------------------------------------------------------------------------------------------------------------
   Sub-total ......................................................    8,254,281     9,014,129     7,296,442
-------------------------------------------------------------------------------------------------------------
Benefit and loss related payments .................................    5,083,511     3,805,525     3,520,205
Commission and other expense paid .................................    2,518,097     2,470,003     2,401,959
Dividends paid to policyholders ...................................          108           123         1,344
Federal and foreign income taxes paid (recovered) .................      190,586       330,784      (438,538)
-------------------------------------------------------------------------------------------------------------
   Net cash provided from operations ..............................      461,979     2,407,694     1,811,472
-------------------------------------------------------------------------------------------------------------
                       Cash From Investments
                      ----------------------

Proceeds from investments sold, matured, or repaid
   Bonds ..........................................................    7,091,835     4,926,616     5,231,792
   Stocks .........................................................    2,999,022     3,450,014     3,211,715
   Other ..........................................................      468,262       269,849     1,646,730
-------------------------------------------------------------------------------------------------------------
      Total proceeds from investments sold, matured, or repaid ....   10,559,119     8,646,479    10,090,237
-------------------------------------------------------------------------------------------------------------
Cost of investments acquired
   Bonds ..........................................................    5,302,577     5,748,239    10,488,316
   Stocks .........................................................    2,918,679     3,296,552     3,180,130
   Other ..........................................................      227,385       772,178       350,752
-------------------------------------------------------------------------------------------------------------
      Total cost of investments acquired ..........................    8,448,641     9,816,969    14,019,198
-------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities .........    2,110,478    (1,170,490)   (3,928,961)
-------------------------------------------------------------------------------------------------------------
   Cash From Financing and Miscellaneous Sources
Capital and surplus paid-in .......................................      691,898            --     1,326,780
Borrowed funds ....................................................     (304,398)      101,075            --
Dividends to stockholder ..........................................   (1,582,633)     (615,000)           --
Intercompany receivable and payable, net ..........................   (1,798,258)      (26,540)      342,735
Net deposit on deposit-type contracts and other insurance .........       36,501        71,282       262,411
Equities in underwriting pools and associations ...................      507,442      (360,841)     (184,691)
Collateral deposit liability ......................................      (36,789)     (258,127)      107,288
Other .............................................................      548,510        (4,145)      438,392
-------------------------------------------------------------------------------------------------------------
   Net cash (used in) provided from financing activities ..........   (1,937,727)   (1,092,296)    2,292,915
-------------------------------------------------------------------------------------------------------------
   Effect of exchange rate changes on cash ........................           --         3,329           338
   Net change in cash and short-term investments ..................      634,730       148,237       175,764
Cash and short-term investments:
   Beginning of year ..............................................      442,029       293,792       118,028
-------------------------------------------------------------------------------------------------------------
   End of year ....................................................  $ 1,076,759   $   442,029   $   293,792
=============================================================================================================

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING
--------------------------------------------------------------------------------
POLICIES
--------

A.   Organization
     ------------

     American Home Assurance Company (AHAC or the Company) is a direct wholly-owned subsidiary of AIG Commercial Insurance Group, Inc. (AIGCIG), a Delaware corporation, which is in turn owned by AIU Holdings, Inc., a Delaware corporation (formerly AIG Property Casualty Group, Inc.). The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Notes 13 and 14 for information about recent developments regarding AIG and AIU Holdings, Inc.

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers and through AIG's risk finance operation, the Company provides its customized structured products.

     The accompanying financial statements include the Company's U.S. operation and its Japan branch. The operations for the Company's Canadian branch are included for 2007 and 2006. See Note 5 for additional information on the Canadian Branch.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with AIG and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

B.   Summary of Significant Statutory Basis Accounting Policies
     ----------------------------------------------------------
     Prescribed or Permitted Statutory Accounting Practices:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

     The Insurance Department of the State of New York recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

     The New York State Insurance Department has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) New York State Insurance Department Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by NY SAP is shown below:

     -------------------------------------------------------------------------------------
     December 31,                                        2008         2007          2006
     --------------------------------------------------------------------------------------
     Net income, NY SAP ...........................  $  361,165   $1,347,743   $   979,201
     State prescribed practices - (deduction):
        Non-tabular discounting ...................     (71,999)     (21,301)      (21,866)
     -------------------------------------------------------------------------------------
     Net income, NAIC SAP .........................  $  289,166   $1,326,442   $   957,335
     =====================================================================================
     Statutory surplus, NY SAP ....................  $5,413,173   $7,296,957   $ 6,211,853
     State prescribed or permitted practices -
        (charge):
        Non-tabular discounting ...................    (327,771)    (255,772)     (234,471)
        Credits for reinsurance ...................    (365,018)    (468,227)     (539,907)
        SSAP 48/SSAP 97 ...........................          --      (30,616)     (535,157)
     -------------------------------------------------------------------------------------
     Statutory surplus, NAIC SAP ..................  $4,720,384   $6,572,958   $ 4,902,318
     =====================================================================================

     In 2008, the Commissioner granted a permitted practice to the member companies of American International Underwriters Overseas Association (AIUOA or the Association) allowing the valuation of AIG UK Holdings based on the audit of American International Group (AIG or the Ultimate parent). As of December 31, 2008, the value of AIG UK Holdings was $28,383. The Company's interest in AIG UK Holdings results from its 11% participation in the Association. All non-underwriting assets and liabilities of AIUOA have been reported by the Company under the caption Equities in Underwriting Pools and Associations.

     In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transfer was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK. The results of the UK branch had been previously reported through the Company's participation in AIUOA (See Note 5). AIUOA reports on a fiscal year ending on November 30th. Although the Company's fiscal year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in AIUOA based on AIUOA's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, recorded the effects of this transaction in its 2008 statutory financial statements.

     The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2008, 2007 and 2006 reporting periods.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Statutory Accounting Practices and Generally Accepted Accounting
     ----------------------------------------------------------------
     Principles:
     -----------

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

     Under GAAP:
     -----------

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

     Under NAIC SAP:
     ---------------

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     Significant Statutory Accounting Practices:
     -------------------------------------------

     A summary of the Company's significant statutory accounting practices are as follows:

     Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and loss adjustment expenses, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Invested Assets: The Company's invested assets are accounted for as follows:

     . Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates market value (as designated by the NAIC Securities Valuation Office).

     . Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or market value. If a bond is determined to have an other-than-temporary decline in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

          In periods subsequent to the recognition of an other-than-temporary impairment loss for fixed maturity securities, the Company accretes the discount or amortizes the premium over the remaining life of the security based on the amount and timing of future estimated cash flows.

          Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2008 and 2007, the market value of the Company's mortgage-backed securities approximated $188,891 and $505,415, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions were obtained from third party vendors.

     . Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or market values.

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0% and whose securities are traded on a major exchange are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP (discounted market value approach), with the exception of Transatlantic Holdings, Inc. (TransRe), as more fully discussed below. The average discount rate for such investments was 11.5% and 21.0% as of December 31, 2008 and 2007, respectively. In 2008, the Company received approval from the Insurance Department of the State of New York to account for its investment in Trans Re based on the equity method in accordance

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

          with US GAAP financial statements and certain adjustments indicated by the NAIC Statements of Statutory Accounting Principles (SSAP) No. 97, entitled Investments in SCA Entities, (SSAP 97). Prior to 2008, TransRe was accounted for based on the discounted market value approach in accordance with paragraph 8(a) of SSAP 97. The impact to surplus due to this change in methodology was approximately $265,000. All other investments in affiliates are included in common stocks based on the net worth of the entity.

     . Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

     . Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for the specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

          Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the sales of options are determined on the basis of specific identification and are included in income.

          Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Throughout the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

          Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

     . Net Investment Gain (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of the specific identification.

          Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have not been written-off are non-admitted by the Company. As of December 31, 2008 and 2007, no investment

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

          income due and accrued was determined to be uncollectible or non-admitted.

     . Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at market values, joint ventures, partnerships, derivatives, and foreign currency translation are credited or charged to unassigned surplus.

     Other Than Temporary Impairment:
     --------------------------------

     The Company regularly evaluates its investments for other-than-temporary impairments (OTTI) in value. The determination that a security has incurred an other-than-temporary impairment in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment portfolio.

     The Company's policy for determining other-than-temporary-impairments has been established in accordance with prescribed SAP guidance, including SSAP Nos. 26, 30, 32, 43, and INT 06-07.

     For bonds, other than loan backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan backed and structured securities, an OTTI shall be considered to have occurred if the undiscounted future cash flows are less than the book value of the security. In general, a security is considered a candidate for other-than-temporary impairment if it meets any of the following criteria:

          . Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine consecutive months or longer); or

          . The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          . The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

     Common and preferred stock investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for other-than-temporary impairment. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

          .    The Company may not realize a full recovery on its investment ;

          .    Fundamental credit issues of the issuer;

          . Any other qualitative/quantitative factors that would indicate that an other than temporary impairment has occurred.

     Limited partnership investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for other-than-temporary impairment. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     temporary. Factors to consider include:

          . An order of liquidation or other fundamental credit issues with the partnership;

          . Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

          . Evaluation of the current stage of the life cycle of the investment;

          . An intent to sell the investment prior to the recovery of cost of the investment;

          . Any other qualitative/quantitative factors that would indicate that an other than temporary impairment has occurred.

     If the analysis indicates that an other then temporary impairment has taken place, the investment is written down to fair value per as defined in the glossary to the NAIC Accounting Practices and Procedures Manual, which would become the new cost basis. The amount of the write down is to be accounted for as a realized loss. This realized loss impact to Surplus will be offset by a corresponding reduction to unrealized losses.

     Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 66, entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. The Company establishes nonadmitted assets for 100% of amounts recoverable where any agent's balance or uncollected premium has been classified as nonadmitted and thereafter for 10% of any amounts recoverable not offset by retrospective return premiums or collateral. In connection therewith, as of December 31, 2008 and 2007, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,556,749 and $1,237,062, respectively, net of non-admitted premium balances of $72,597 and $52,913, respectively.

     Net written premiums that were subject to retrospective rating features were as follows:

     ---------------------------------------------------------------------------------------------------
     For the years ended December 31,                                      2008       2007       2006
     ---------------------------------------------------------------------------------------------------
     Net written premiums subject to retrospectively rated premiums ..   $648,672   $ 811,018   $684,635
     Percentage of total net written premiums ........................        9.5%       10.6%       8.7%
     ---------------------------------------------------------------------------------------------------

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

     Retroactive Reinsurance: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the statement of income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

     Deposit Accounting: Assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, entitled Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, credited or qualified by the Insurance Department of the State of New York; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) meets all the requirements of the Insurance Department of the State of New York. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

     High Deductible Policies: In accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 65, entitled Property and Casualty Contracts, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2008 and 2007, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,613,086 and $3,620,497, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2008 and 2007, the amount billed and recoverable on paid claims was $64,016 and $179,109, respectively, of which $40,854 and $19,716, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

     Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of AIUOA. See Note 5 for a description of the AIUOA pooling agreement and related financial statement presentation.

     Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs in Other Liabilities. The liability is earned over the terms of the underlying policies.

     Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves and LAE reserves (net of reinsurance) subject to the tabular discounting were $2,263,861 and $2,014,235, as of December 31, 2008 and 2007,
     respectively. As of December 31, 2008 and 2007, the Company's tabular discount amounted to $263,886 and $285,969, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by the New York State Insurance Department. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,263,861 and $2,014,235 as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, the Company's non-tabular discount amounted to $327,771 and $255,772, respectively, all of which were applied against the Company's case reserves.

     Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income in Other Income.

     Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

     Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     Non-Admitted Assets: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York requirements, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2008 and 2007, depreciation and amortization expense amounted to $25,260 and $24,539, and accumulated depreciation as of December 31, 2008 and 2007 amounted to $141,379 and $137,278, respectively.

     Reclassifications: Certain balances contained in the 2007 and 2006 financial statements have been reclassified to conform to the current year's presentation.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS
-----------------------------------------------------------------------

During 2008, 2007 and 2006, the Company dedicated significant effort to the resolution of weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders as reported in the Company's 2007, 2006 and 2005 annual statements. The corrections of these adjustments resulted in an after tax statutory credits (charges) of $935, $(56,532) and $55,538 as of January 1, 2008, 2007 and 2006 respectively.

In accordance with SSAP No. 3 entitled Accounting Changes and Correction of Errors, these adjustments have been reported as an adjustment to unassigned surplus as of January 1, 2008, 2007 and 2006.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The impact of these adjustments on policyholder surplus as of January 1, 2008, 2007 and 2006 is as follows:

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2007 ...............................   $7,296,957
Adjustments to beginning Capital and Surplus:
   Asset realization .......................................       (9,156)
   Liability correction ....................................       15,525
   Federal income taxes, net of capital adjustments of
      $58,700 ..............................................       (5,434)
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...          935
---------------------------------------------------------------------------
Balance at January 1, 2008, as adjusted ....................   $7,297,892
===========================================================================

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2006 ...............................   $6,211,853
Adjustments to beginning Capital and Surplus:
   Federal income taxes ....................................      (79,156)
   Goodwill ................................................        2,146
   Asset admissibility .....................................        5,841
   Expense recognition .....................................       14,637
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...      (56,532)
---------------------------------------------------------------------------
Balance at January 1, 2007, as adjusted ....................   $6,155,321
===========================================================================

---------------------------------------------------------------------------
                                                              Policyholders
                                                                 Surplus
---------------------------------------------------------------------------
Balance at December 31, 2005 ...............................    $5,049,651
Adjustments to beginning Capital and Surplus:
   Asset admissibility .....................................        (3,482)
   Foreign translation adjustment ..........................       102,290
   Federal income taxes ....................................       (43,270)
---------------------------------------------------------------------------
      Total adjustments to beginning Capital and Surplus ...        55,538
---------------------------------------------------------------------------
Balance at January 1, 2006, as adjusted ....................    $5,105,189
===========================================================================

An explanation for each of the adjustments for prior period corrections is described below:

Asset realization: The Company identified that a commuted retroactive ceded reinsurance reserve asset should have been written-off in a prior year.

Liability correction: The Company determined that certain inter company balances relating to American Home's Japan Branch were unsupported.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been non-admitted.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to (i) the appropriate characterization as a settlement of an intercompany balance impacting unassigned surplus rather than a capital contribution with no impact to total capital and surplus; (ii) an increase in provisions for potential tax exposures; and (iii) corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company resulting in no impact in the table above (see Note 9).

Foreign translation adjustment: The Company determined that certain adjustments were required relating to the translation of balances for the Company's Canadian branch.

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS
--------------------

Statutory Fair Value of Financial Instruments:
----------------------------------------------

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2008 and 2007.

                                                      2008                      2007*
----------------------------------------------------------------------------------------------
                                              Carrying    Statutory     Carrying    Statutory
                                               Amount     Fair Value     Amount     Fair Value
----------------------------------------------------------------------------------------------
Assets:
   Bonds ................................  $13,790,336  $13,162,193  $15,843,721  $16,075,222
      Common stocks .....................    2,064,755    2,064,755    3,139,327    3,529,455
      Preferred stocks ..................      255,675      250,025      613,732      610,622
      Other invested assets .............    1,555,659    1,555,659    1,943,313    1,943,313
      Securities lending collateral .....           --           --      279,774      279,774
      Cash and short-term investments ...    1,076,759    1,076,759      442,029      442,029
      Receivable for securities .........        1,711        1,711           --           --
      Equities in underwriting pools and
         associations ...................      717,391      717,391    1,211,817    1,211,817
Liabilities:
      Securities lending payable ........  $        --  $        --  $   304,398  $   304,398
      Collateral deposit liability ......      318,127      318,127      354,916      354,916
      Payable for securities ............           --           --        3,331        3,331
----------------------------------------------------------------------------------------------

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

     . The statutory fair values of bonds, unaffiliated common stocks and preferred stocks are based on NAIC market value for 2007. During 2008, the NAIC adopted new reporting requirements for fair value such that insurers are no longer required to use the value derived from the Securities Valuation Office (SVO). Instead, the Company is required to obtain fair values that reliably reflect the price at which a security would sell in an arms length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or SVO.

     . The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates (other than Trans *Re for 2008, as discussed in Note 1) which are based on quoted market values.

     . Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     . The carrying value of all other financial instruments approximates fair value.

The amortized cost and market values of the Company's bond investments as of December 31, 2008 and 2007 are outlined in the table below:*

----------------------------------------------------------------------------------------------------------------------------
                                                                                         Gross        Gross
                                                                          Amortized    Unrealized   Unrealized      Market
                                                                            Cost         Gains        Losses        Value
----------------------------------------------------------------------------------------------------------------------------
As of December 31, 2008
   U.S. governments ..................................................   $   342,814    $ 17,532     $    857    $   359,489
   All other governments .............................................       237,743       5,372           71        243,044
   States, territories and possessions ...............................     2,477,551      62,833       65,735      2,474,649
   Political subdivisions of states, territories and possessions .....     2,937,737      51,776       68,565      2,920,948
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
      political subdivisions .........................................     6,841,572      81,971      442,673      6,480,870
   Public utilities ..................................................        37,551         490           --         38,041
   Industrial and miscellaneous ......................................       915,368       4,936      275,152        645,152
----------------------------------------------------------------------------------------------------------------------------
         Total bonds, as of December 31, 2008 ........................   $13,790,336    $224,910     $853,053    $13,162,193
============================================================================================================================
As of December 31, 2007*
   U.S. governments ..................................................   $   331,397    $  9,847     $    114    $   341,130
   All other governments .............................................       843,820      13,464          248        857,036
   States, territories and possessions ...............................     2,729,603      53,167        2,240      2,780,530
   Political subdivisions of states, territories and possessions .....     3,320,639      66,000        1,435      3,385,204
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and their
      political subdivisions .........................................     6,935,227     118,715       23,268      7,030,674
   Public utilities ..................................................        79,320         948           66         80,202
   Industrial and miscellaneous ......................................     1,603,715       7,578       10,847      1,600,446
----------------------------------------------------------------------------------------------------------------------------
         Total bonds, as of December 31, 2007 ........................   $15,843,721    $269,719     $ 38,218    $16,075,222
============================================================================================================================

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The amortized cost and market values of bonds at December 31, 2008, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

-----------------------------------------------------------------------------
                                                    Amortized
                                                       Cost      Market Value
-----------------------------------------------------------------------------
   Due in one year or less .....................   $    63,952   $    64,171
   Due after one year through five years .......       914,058       928,312
   Due after five years through ten years ......     2,831,197     2,902,404
   Due after ten years .........................     9,527,950     9,078,415
   Mortgaged-backed securities .................       453,179       188,891
-----------------------------------------------------------------------------
   Total bonds .................................   $13,790,336   $13,162,193
=============================================================================

Proceeds from sales and gross realized gains and gross realized losses were as follows:

For the years ended December 31,                      2008                     2007                      2006
-----------------------------------------------------------------------------------------------------------------------
                                                           Equity                    Equity                    Equity
                                              Bonds      Securities      Bonds     Securities       Bonds    Securities
-----------------------------------------------------------------------------------------------------------------------
     Proceeds from sales ................   $6,117,426   $2,755,122   $4,142,868   $2,980,634   $4,370,165   $3,151,915
     Gross realized gains ...............       80,829      255,843       83,609      191,600        6,407      222,465
     Gross realized losses ..............      125,139      487,333       17,451      151,981       21,502      105,248
-----------------------------------------------------------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The cost or amortized cost and market value of the Company's common and preferred stocks as of December 31, 2008 and 2007 are set forth in the table below:

                                                       December 31, 2008
------------------------------------------------------------------------------------------------------
                           Cost or      Gross        Gross
                          Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                            Cost        Gains        Losses        Value         Asset         Value
------------------------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated ........   $  494,547   $  981,812    $130,781    $1,345,578        $--       $1,345,578
   Non-affiliated ....      784,440       86,171     151,434       719,177         --          719,177
------------------------------------------------------------------------------------------------------
      Total ..........   $1,278,987   $1,067,983    $282,215    $2,064,755        $--       $2,064,755
======================================================================================================
Preferred stocks:
-----------------
   Affiliated ........   $       --   $       --    $     --    $       --        $--       $       --
   Non-affiliated ....      277,589        4,940      32,504       250,025         --          255,675
------------------------------------------------------------------------------------------------------
      Total ..........   $  277,589   $    4,940    $ 32,504    $  250,025        $--       $  255,675
======================================================================================================

                                                       December 31, 2007*
------------------------------------------------------------------------------------------------------
                           Cost or      Gross        Gross
                          Amortized   Unrealized   Unrealized     Market     Non-Admitted    Carrying
                            Cost        Gains        Losses        Value         Asset         Value
------------------------------------------------------------------------------------------------------
Common stocks:
--------------
   Affiliated ........   $  498,958   $1,447,794    $138,650    $1,808,102        $2,310    $1,805,792
   Non-affiliated ....    1,057,784      331,241      55,490     1,333,535            --     1,333,535
------------------------------------------------------------------------------------------------------
      Total ..........   $1,556,742   $1,779,035    $194,140    $3,141,637        $2,310    $3,139,327
======================================================================================================
Preferred stocks:
-----------------
   Affiliated ........   $       --   $       --    $     --    $       --        $   --    $       --
   Non-affiliated ....      613,732           --       3,110       610,622            --       613,732
------------------------------------------------------------------------------------------------------
      Total ..........   $  613,732   $       --    $  3,110    $  610,622        $   --    $  613,732
======================================================================================================

As of December 31, 2008 and 2007, the Company held derivative investments of $0 and ($289), respectively.

--------------------
* For 2007, the NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2008 and 2007 is set forth in the table below:

                                                 12 Months or Less       Greater than 12 Months            Total
-------------------------------------------------------------------------------------------------------------------------
                                                  Fair     Unrealized       Fair     Unrealized      Fair      Unrealized
Description of Securities                        Value       Losses        Value       Losses        Value       Losses
-------------------------------------------------------------------------------------------------------------------------
As of December 31, 2008:
------------------------
   U. S. governments ......................   $   70,176    $    857    $       --    $     --    $   70,176   $      857
   All other governments ..................        3,084          71            --          --         3,084           71
   States, territories and possessions ....      889,564      53,490       107,537      12,245       997,101       65,735
   Political subdivisions of states,
      territories and possessions .........    1,701,805      61,935       109,475       6,630     1,811,280       68,565
   Special revenue ........................    3,548,004     235,961       883,394     206,712     4,431,398      442,673
   Public utilities .......................           --          --            --          --            --           --
   Industrial and miscellaneous ...........      320,499     218,513       102,964      56,639       423,463      275,152
-------------------------------------------------------------------------------------------------------------------------
   Total bonds ............................    6,533,132     570,827     1,203,370     282,226     7,736,502      853,053
-------------------------------------------------------------------------------------------------------------------------
   Affiliated .............................           --         408       129,959     130,373       129,959      130,781
   Non-affiliated .........................      382,359     142,256         8,227       9,178       390,586      151,434
-------------------------------------------------------------------------------------------------------------------------
   Common stock ...........................      382,359     142,664       138,186     139,551       520,545      282,215
-------------------------------------------------------------------------------------------------------------------------
   Preferred stock ........................      156,447      23,647        13,360       8,857       169,807       32,504
-------------------------------------------------------------------------------------------------------------------------
   Total stocks ...........................      538,806     166,311       151,546     148,408       690,352      314,719
-------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks .................   $7,071,938    $737,138    $1,354,916    $430,634    $8,426,854   $1,167,772
=========================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                          12 Months or Less    Greater than 12 Months           Total
-----------------------------------------------------------------------------------------------------------------------------
                                                          Fair     Unrealized    Fair      Unrealized     Fair     Unrealized
Description of Securities                                 Value      Losses      Value       Losses       Value      Losses
-----------------------------------------------------------------------------------------------------------------------------
As of December 31, 2007:
------------------------
   U. S. governments ................................  $   12,878    $    98    $    406    $     16      $13,284   $    114
   All other governments ............................      13,210        151      24,004          97       37,214        248
   States, territories and possessions ..............     191,194      1,574      57,650         666      248,844      2,240
   Political subdivisions of states, territories and
      possessions ...................................     241,561      1,435          69          --      241,630      1,435
   Special revenue ..................................   1,313,469     23,258       4,269          10    1,317,738     23,268
   Public utilities .................................       1,786          1      11,762          65       13,548         66
   Industrial and miscellaneous .....................     719,728     10,065      99,735         782      819,463     10,847
-----------------------------------------------------------------------------------------------------------------------------
   Total bonds ......................................   2,493,826     36,582     197,895       1,636    2,691,721     38,218
-----------------------------------------------------------------------------------------------------------------------------
   Affiliated .......................................       9,991      2,813     110,276     135,837      120,267    138,650
   Non-affiliated ...................................     426,898     55,490          --          --      426,898     55,490
-----------------------------------------------------------------------------------------------------------------------------
   Common stock .....................................     436,889     58,303     110,276     135,837      547,165    194,140
-----------------------------------------------------------------------------------------------------------------------------
   Preferred Stock ..................................      15,904      3,110          --          --       15,904      3,110
-----------------------------------------------------------------------------------------------------------------------------
   Total stocks .....................................     452,793     61,413     110,276     135,837      563,069    197,250
-----------------------------------------------------------------------------------------------------------------------------
   Total bonds and stocks ...........................  $2,946,619    $97,995    $308,171    $137,473   $3,254,790   $235,468
=============================================================================================================================

As of December 31, 2008 and 2007, the Company does not intend to sell these investments.

The Company reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $12,134, $14,097 and $776 in 2008, 2007 and 2006, respectively and reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $454,457, $16,271 and $17,934 during 2008, 2007 and 2006, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

During 2008, 2007 and 2006, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

    ------------------------------------------------------------------------
    For the years ended December 31,                    2008    2007   2006
    ------------------------------------------------------------------------
    Valueact Capital Partners ........................ $2,270 $    -- $   --
    Spencer Capital Opportunity Fund LLP .............  1,213      --     --
    JC Flowers .......................................     --   6,017     --
    Electra European Fund ll .........................     --   2,619     --
    ATV VI ...........................................     --   1,604     --
    TH Lee Putnam ....................................     --   1,000     --
    Morgan Stanley III ...............................     --   1,032     --
    Gresham Global Investment Fund ll K4 .............     --      --  2,559
    Items less than $1.0 million .....................  2,380   1,820  1,051
    ------------------------------------------------------------------------
       Total ......................................... $5,863 $14,092 $3,610
    ========================================================================

The Company was party to a Securities Agency Lending Agreement (Agreement) with AIG Global Securities Lending Corporation (AIGGSLC), a Delaware registered company which terminated on March 26, 2009. As of July 31, 2008, the Company instructed AIGGSLC not to enter into any new transactions on its behalf. As a result, the Company had no loaned securities as of December 31, 2008. As of December 31, 2007, securities with a market value of $298,033 were on loan.

Securities borrowers provided cash collateral in an amount in excess of the fair value of the securities loaned. AIGGSLC monitored the daily fair value of loaned securities relative to the collateral fair value. Additional collateral was obtained as necessary to ensure that collateral was maintained at a minimum of 102% for domestic transactions and 105% for cross-border transactions of the value of the securities loaned. The collateral was not available for the general use of the Company (restricted) and the securities lending transactions were accounted for as secured borrowings as required by SSAP No. 91.

Pursuant to the Agreement, AIGGSLC maintained responsibility for the reinvestment and control of such collateral. Declines in the fair value of the reinvested collateral at December 31, 2007, to the extent that such declines resulted in collateral less than 102% of the fair value of the securities loaned for domestic transactions and 105% of the fair value of the securities loaned for cross-border transactions, have been reported as a non-admitted asset in the financial statements presented herein.

In response to the potential lack of liquidity for certain reinvested collateral, the Company's ultimate parent, AIG, agreed to make the Company whole for any pretax realized losses due to sales of reinvested collateral during the period August 1, 2007 through August 1, 2008. During 2008 and 2007, the Company received funds of $898 and $1,945, respectively, from AIG. These funds have been reported as capital contributions in the financial statements presented herein.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Securities carried at an amortized cost of $1,066,438 and $2,973,267 were deposited with regulatory authorities as required by law as of December 31, 2008 and 2007, respectively.

During 2008, 2007 and 2006, included in Net Investment Income Earned were investment expenses of $8,439, $9,607 and $7,329, respectively and interest expense of $27,739, $99,036 and $98,741, respectively.

The Company reported hybrid securities totaling $117,650 and $127,153 as of December 31, 2008 and 2007, respectively.

Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), which specifies measurement and disclosure standards related to asset and liabilities measured at fair value. The Company measures at fair value on a recurring basis certain bonds (specifically, bonds with NAIC ratings of 3 or lower where market is less than amortized cost), common and preferred stocks.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Fair Value Hierarchy

SFAS 157 defines three "levels" based on observability of inputs available in the marketplace used to measure the fair values. Such levels are:

     . Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities.

     . Level 2: Fair value measurements, based on inputs other than quoted prices included in Level 1 that are observable for the asset liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

     . Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses market values for common stocks, preferred stocks and bonds with NAIC ratings of 3 or below where market value is less than amortized cost. When market values are not available,

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

market values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement on the levels of the inputs used:

--------------------------------------------------------------------------------
                                          Level 1   Level 2  Level 3     Total
--------------------------------------------------------------------------------
Bonds .................................  $     --  $ 11,310  $44,055  $   55,365
Common stocks .........................   857,376       371    8,660     866,407
Preferred stocks ......................       739   233,074       --     233,813
--------------------------------------------------------------------------------
Total .................................  $858,115  $244,755  $52,715  $1,155,585
================================================================================

The following table presents changes during 2008 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2008 related to the Level 3 financial instruments that remained in the balance sheet at December 31, 2008.

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

---------------------------------------------------------------------------------------------------------------------------
                                       Net Realized and
                                  Unrealized Gains (Losses)     Unrealized
                      Balance     Included in Net Investment  Gains (Losses)  Purchases, Sales,                 Balance at
                    Beginning of      Income and Realized       Included in       Issuances,     Transfers In  December 31,
                        Year        Capital Gains (Losses)        Surplus     Settlements, Net      (Out)          2008
---------------------------------------------------------------------------------------------------------------------------
Bonds                  $47,498              $(155)               $(13,034)         $(2,843)         $12,589       $44,055
Common stocks           13,295                 60                  (5,957)           1,262               --         8,660
---------------------------------------------------------------------------------------------------------------------------
Total                  $60,793              $ (95)               $(18,991)         $(1,581)         $12,589       $52,715
===========================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Assets measured at fair value on a non-recurring basis on which impairment charges were recorded were as follows:

--------------------------------------------------------------------------------
                                               Level 1  Level 2  Level 3   Total
--------------------------------------------------------------------------------
Other invested assets                            $--     $3,483   $2,380  $5,863
--------------------------------------------------------------------------------
Total                                            $--     $3,483   $2,380  $5,863
================================================================================

NOTE 4 - RESERVES FOR LOSSES AND LAE
------------------------------------

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2008, 2007 and 2006 is set forth in the table below:

-----------------------------------------------------------------------------------------
                                                       2008         2007         2006
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, beginning of year ... $13,732,102  $12,754,581  $11,620,078
Incurred losses and LAE related to:
   Current accident year .........................   5,573,146    5,366,376    5,343,020
   Prior accident years ..........................     (30,723)     (80,939)      66,978
-----------------------------------------------------------------------------------------
       Total incurred losses and LAE .............   5,542,423    5,285,437    5,409,998
-----------------------------------------------------------------------------------------
Paid losses and LAE related to:
   Current accident year .........................  (1,689,045)  (1,436,644)  (1,265,788)
   Prior accident years ..........................  (4,316,880)  (2,871,272)  (3,009,707)
-----------------------------------------------------------------------------------------
       Total paid losses and LAE .................  (6,005,925)  (4,307,916)  (4,275,495)
-----------------------------------------------------------------------------------------
Reserves for losses and LAE, as of December 31, .. $13,268,600  $13,732,102  $12,754,581
=========================================================================================

For all three years the Company experienced minor loss and LAE reserve development for prior years, including accretion of loss reserve discount. For 2008 and 2007, the Company experienced minor beneficial loss and LAE reserve development for prior years, including accretion of loss reserve discount, while for 2006, it experienced minor adverse development on the same basis. For 2008, favorable on D&O and other classes of business offset adverse development on the Company's excess casualty business. The adverse development on excess casualty was primarily related to accident years 2003 and prior. In 2007, there was adverse development related to accident years 2003 and prior, offset by favorable development from accident years 2004 through 2006. The favorable developments for accident years 2004 through 2006 were spread across many classes of business. The adverse development from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business. For 2006, the adverse loss and LAE reserve development primarily related to claims and accident years 2002 and prior, largely relating to asbestos and to accretion of workers compensation discount.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In calendar year 2008, there were two transactions that resulted in a significant increase in paid loss with a corresponding decrease in loss reserves. These transactions were the result of the Canadian Branch novation (see Note 5E) and the Foreign Operations restructuring (see Note 5F). The total calendar year paid as a result of these events were approximately $331,200 and $306,000 for the Canada novation and Foreign Operations restructuring, respectively. These payments are spread over many accident years and resulted in modest beneficial development of about $21,600. In addition, accident year 2008 had $108,000 of paid loss in calendar year 2008 from one credit excess of loss assumed treaty. There will be no additional impact from this treaty as the full limits of the treaty have been paid.

As of December 31, 2008, 2007 and 2006, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $178,706, $199,953 and $198,524, respectively.

As of December 31, 2008, 2007 and 2006, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,340,598, $5,987,568 and $6,322,799, respectively (exclusive of inter-company pooling).

NOTE 5 - RELATED PARTY TRANSACTIONS
-----------------------------------

A.   National Union Inter-company Pooling Agreement
     ----------------------------------------------

     The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, PA (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     In connection therewith, the Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A list of all pooling participants and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------
                                                                NAIC Co.  Participation
Member Company                                                    Code       Percent
---------------------------------------------------------------------------------------
National Union Fire Insurance Company of Pittsburgh, PA ......    19445       38.0%
American Home Assurance Company ..............................    19380       36.0%
Commerce and Industry Insurance Company (C&I) ................    19410       11.0%
New Hampshire Insurance Company (NHIC) .......................    23841        5.0%
The Insurance Company of the State of Pennsylvania (ISOP) ....    19429        5.0%
AIG Casualty Company  (AIG Casualty) .........................    19402        5.0%
American International South Insurance Company ...............    40258        0.0%
Granite State Insurance Company ..............................    23809        0.0%
Illinois National Insurance Company ..........................    23817        0.0%
=======================================================================================

     American International Pacific Insurance Company (AIP) terminated its zero percentage participation in the National Union Inter-Company Pooling Agreement (the Commercial Pool) effective July 1, 2007. Commercial risks ceded to the Commercial Pool by AIP prior to its exit will remain in that pool until their natural expiry. AIP's cessions of personal lines risks to the Commercial Pool were commuted and 100% ceded to AIG's Personal Lines Pool, which AIP joined effective July 1, 2007, also with a zero percentage participation.

     Effective January 1, 2008 AIU Insurance Company's (AIUI) percentage in the Commercial Pool was reduced from 1% to 0% and C&I's fixed participation was revised retroactively to 11% from 10%. Cessions from AIUI to the Commercial Pool will be run off. AIUI was relieved of any and all corresponding liabilities related to its 1% participation.

B.   American International Underwriters Overseas Association Pooling
     ----------------------------------------------------------------
     Arrangement
     -----------

     AIG formed AIUOA, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. A list of all members in AIUOA and their respective participation percentages is set forth in the table below:

---------------------------------------------------------------------------------------
                                                                NAIC Co.  Participation
Member Company                                                    Code       Percent
---------------------------------------------------------------------------------------
American International Underwriters Overseas, Limited                --       67.0%
New Hampshire Insurance Company                                   23841       12.0%
National Union Fire Insurance Company of Pittsburgh, PA           19445       11.0%
American Home Assurance Company                                   19380       10.0%
=======================================================================================

     In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, National Union, and the Company.

     At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves, unearned premium reserves, funds withheld, reinsurance recoverable, ceded balances payable and retroactive reinsurance are recorded on a gross basis. As of December 31, 2008 and 2007, the Company's interest in the AIUOA amounted to $717,391 and $1,211,817, respectively, gross of the following amounts, after consideration of the National Union inter-company pooling agreement.

     ----------------------------------------------------------------------------
     As of December 31,                                         2008      2007
     ----------------------------------------------------------------------------
     Loss and LAE reserves .................................. $548,564  $876,280
     Unearned premium reserves ..............................  240,933   355,239
     Funds held .............................................   15,031    23,885
     Ceded balances payable .................................   75,043   103,406
     Reinsurance recoverable ................................   26,961    39,825
     Retroactive reinsurance ................................      132      (967)
     ----------------------------------------------------------------------------

     Additionally, the Company holds 3.2% of the issued share capital of AIG Europe S.A. As of December 31, 2008 and 2007, the Company's interest in AIG Europe S.A. amounted to $22,706 and $29,541, respectively.

C.   Guarantee Arrangements
     ----------------------

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee. The Company would be required to perform under the guarantee agreements in events or circumstances (including bankruptcy, reorganization and similar proceedings) whereby the guaranteed companies fail to make payments under the policies of insurance (including guaranteed investment contracts and funding agreements) they have issued. The guarantees will remain in effect until terminated by the Company. The Company has the unilateral right to terminate the guarantees effective thirty (30) days after publication of a notice to terminate in the Wall Street Journal.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The guarantees are not expected to have a material effect upon the Company's surplus as the guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of the guarantees is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     The guarantees that were in effect as of December 31, 2008 are included in the table below:

------------------------------------------------------------------------------------------------------------------
                                                   Date    Policyholder's    Invested    Estimated  Policyholder's
Guaranteed Company                                Issued     Obligations      Assets        Loss        Surplus
------------------------------------------------------------------------------------------------------------------
AIG Advantage Insurance Company .....            12/15/97   $     71,132   $     55,314     $ --      $    20,234
AIG Edison Life Insurance Company ...            09/15/98     10,278,874     21,445,440       --          867,930
AIG Europe S.A. .....................  **        03/02/98      3,698,191      1,392,128       --        1,155,646
AIG Europe (Netherlands) N.V. .......  **        11/01/02        928,580        208,689       --          151,077
AIG Hawaii Insurance Company, Inc. ..            11/05/97        115,009        126,973       --           64,104
AIG Mexico Seguros Interamericana,
   S.A. de C.V. .....................  **        12/15/97        240,778         79,903       --           54,206
AIG SunAmerica Life Assurance
   Company ..........................  *   +     01/04/99      4,007,084      5,123,191       --        1,271,231
AIG UK Limited (formerly Landmark
   Insurance Company, Ltd (UK)) .....  *   ++    03/02/98      4,103,222      3,644,199       --        1,884,267
American General Life Insurance
   Company ..........................      +     03/03/03     28,280,889     30,981,124       --        2,687,622
American General Life and Accident
   Insurance Company ................            03/03/03      8,384,964      8,746,322       --          563,502
American International Insurance
   Company ..........................            11/05/97        388,207        638,065       --          373,703
American International Insurance
   Company of California, Inc. ......            12/15/97        262,991         62,765       --           20,943
American International Insurance
   Company of New Jersey ............            12/15/97         78,923         53,879       --           29,978
First SunAmerica Life Insurance
   Company ..........................  *   ++++  01/04/99      6,340,269      6,760,887       --          544,171
Lloyd's Syndicate  1414 .............  **  +++   12/15/04        933,249        932,605       --          155,935
SunAmerica Life Insurance Company ...  *   +     01/04/99     17,705,063     23,953,249       --        4,653,124
The United States Life Insurance
   Company of the City of NY ........            03/03/03      4,350,106      4,768,153       --          351,266
The Variable Annuity Life
   Insurance Company ................      +     03/03/03     30,541,269     33,521,468       --        2,415,366
------------------------------------------------------------------------------------------------------------------
Total ...............................                       $120,708,800   $142,494,354     $ --      $17,264,305
==================================================================================================================

--------------------
*    The guaranteed company is also backed by a support agreement issued by AIG.
**   Policyholders' surplus is based on local GAAP financial statements.
+ This guarantee was terminated as to policies written after December 29, 2006.
++ This guarantee was terminated as to policies written after November 30, 2007.
+++ Guarantees issued on December 15, 2004 and January 20, 2005 were terminated on October 31, 2007. Guarantee issued on November 1, 2002 is still in effect.
++++ This guarantee was terminated on January 31 2008.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company does not believe that the events of AIG discussed in Notes 13 and 14 will increase the likelihood that the guarantees will be materially impacted.

D.   Investments in Affiliates

     As of December 31, 2008 and 2007, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2008 and 2007 balances are net of $0 and $2,310 respectively of non-admitted balances.

------------------------------------------------------------------------------------------------------------
                                                                         Carrying Value at
                                                 Ownership  Actual Cost     December 31,    Change in Equity
Affiliated Common Stock Investments               Percent       2008            2008              2008
------------------------------------------------------------------------------------------------------------
21st Century Insurance Group ..................     16.4%     $238,948       $  117,912        $   9,946
AIG Hawaii Insurance Company, Inc. ............    100.0%       10,000           64,060             (687)
AIG Mexico Industrial, L.L.C. .................     49.0%        8,725            8,783             (176)
AIG Non Life Holding Company (Japan), Inc. ....    100.0%      124,477          127,779         (117,378)
American International Insurance Company ......      0.0%           --               --          (91,791)
American International Realty Corporation .....     31.5%       37,771           50,537              114
Eastgreen, Inc. ...............................     13.8%       12,804            9,964              (27)
Fuji Fire and Marine Insurance Company ........      2.8%       22,309           19,451           19,451
Pine Street Real Estate Holdings Corporation ..     31.5%        5,445            2,083            2,083
Transatlantic Holdings, Inc. ..................     33.2%       34,068          945,009         (281,749)
------------------------------------------------------------------------------------------------------------
Total common stocks - affiliates ..............               $494,547       $1,345,578        $(460,214)
============================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                            Carrying Value at
                                                    Ownership  Actual Cost     December 31,    Change in Equity
Affiliated Common Stock Investments                  Percent       2007            2007              2007
---------------------------------------------------------------------------------------------------------------
21st Century Insurance Group .....................     16.3%     $240,668       $  107,966       $ (84,630)
AIG Hawaii Insurance Company, Inc. ...............    100.0%       10,000           64,747          (4,865)
AIG Mexico Industrial, L.L.C. ....................     49.0%        8,725            8,959           6,517
AIG Non Life Holding Company (Japan), Inc. .......    100.0%      124,477          245,157        (155,861)
American International Insurance Company .........     25.0%       25,000           91,791           2,334
American International Realty Corporation ........     31.5%       37,771           50,423           6,379
Eastgreen, Inc. ..................................     13.4%       12,804            9,991          (4,231)
American International Life Assurance Company ....      0.0%           --               --        (157,619)
Pine Street Real Estate Holdings Corporation .....     31.5%        5,445               --          (2,816)(a)
AIG Claim Service, Inc. ..........................      0.0%           --               --         (46,675)
Transatlantic Holdings, Inc. .....................     33.3%       34,068        1,226,758         178,435
---------------------------------------------------------------------------------------------------------------
Total common stocks - affiliates .................               $498,958       $1,805,792       $(263,032)
===============================================================================================================

--------------------
(a)  Balance not admitted

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see
     Note 2).

     The remaining equity interest in these investments, except for Transatlantic Holdings, Inc. and Fuji Fire and Marine Insurance Company, are owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

     On June 30, 2008, the Company paid a dividend to its parent, AIGCIG, equal to its 25% interest in American International Insurance Company (AIIC) in the amount of $90,813. This transaction resulted in a realized gain of $65,813. This transaction was designed to simplify the organization and provide an enhanced regulatory and legal platform. See Note 14, Subsequent Events for further information regarding AIIC.

     On May 15, 2007, the Company's Ultimate Parent entered into a definitive merger agreement with 21st Century Insurance Group (21st Century) to acquire the outstanding 39.3% publicly held shares of 21st Century for $22.00 per share in cash. On that date, the Ultimate Parent and its subsidiaries owned approximately 60.7% of the outstanding shares of 21st Century, including approximately 16.3% of the outstanding shares that are owned by the Company. On September 27, 2007, the Company's Ultimate Parent completed the merger, the Ultimate Parent and its subsidiaries owned 100% of 21st Century and 21st Century requested that the New York Stock Exchange delist its shares. On December 31, 2007, the Ultimate Parent contributed its 39.3% interest in 21st Century Insurance Group to certain of its other subsidiaries. The Company's ownership percentage did not change. Under applicable statutory accounting principles, the Company's carrying value of its investment in 21st Century was revalued from quoted market value less a discount to a statutory net worth basis, resulting in a decrease of approximately $115,610 to the Company's June 30, 2007 policyholder's surplus.

     The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2008 and 2007, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $959,265 and $1,368,930, respectively.

E.   American Home Canadian Branch Novation

     Effective November 1, 2008, the American Home Canadian Branch entered into an assumption reinsurance and asset purchase agreement with AIG Commercial Insurance Company of Canada (AIGCIC) under which the existing and inforce policies of insurance issued by the Branch were novated to AIGCIC. Subsequent to the transfer, the Branch ceased operations and is in the process of being dissolved. The transaction has been accounted for at fair value in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 25, entitled Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (SSAP 25) as it qualifies as an "economic transaction". The fair value of the liabilities assumed by AIGCIC are approximately $2,146,053. In connection with AIGCIC's assumption of such liabilities, the Branch transferred assets at fair value that, in total, equal the obligations assumed by AIGCIC less a balance representing intangible assets of approximately $75,693 which are being deferred and will be amortized over a 10 year period and netted within the Company's other assets. The release of the liabilities and the transfer of the investments to AIGCIC by

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     the Branch have been accounted for in the Company's Statement of Cash Flows as benefit and loss related payments of $331,200 and proceeds from investments sold, matured or repaid, respectively, resulting in these cash flow line items increasing by $1,225,013. The following table summarizes the pre-tax gain recognized by the Company as a result of this transaction:

     ------------------------------------------------------------------------------
     Description                                                            Amount
     ------------------------------------------------------------------------------
     Loss from investments included in realized capital gains/losses ..   $(210,868)
     Underwriting gain ................................................      13,762
     Other income (ceding commission) .................................      14,276
     Gain relating to foreign exchange included in other income .......     371,741
     ------------------------------------------------------------------------------
     Net pre-tax gain .................................................   $ 188,911
     ==============================================================================

     In relation to and prior to this transaction, AIG Commercial Insurance Group, Inc. (AIGCIG) contributed capital to AIGCIC in the amount of approximately $964,000. AIGCIG obtained such funding via dividends paid by the following entities:

     ---------------------------------------------------------------------------
     Company                                                           Dividend
     ---------------------------------------------------------------------------
     National Union ..............................................    $ 299,000
     American Home Assurance Company .............................      170,000
     C&I .........................................................      103,000
     ISOP ........................................................      122,000
     AIG Casualty ................................................      103,000
     NHIC ........................................................      167,000

     During the fourth quarter of 2008 and subsequent to this transaction, the Branch repatriated its remaining net assets of $921,000 to the Company. The Company subsequently utilized $691,000 of this repatriated amount to pay a dividend to AIGCIG of $691,000. Subsequently, AIGCIG contributed such funds to the following entities in consideration for the dividends paid to originally fund the transaction:

     ------------------------------------------------------------------------------------
     Company                                                         Capital Contribution
     ------------------------------------------------------------------------------------
     National Union ..............................................         $ 299,000
     ISOP ........................................................           122,000
     AIG Casualty ................................................           103,000
     NHIC ........................................................           167,000

F.   FOREIGN OPERATIONS RESTRUCTURING
     --------------------------------

     UK Restructure & Part VII

     In 2007 the foreign property and casualty division of AIG initiated the restructuring of its United Kingdom (UK)

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     general insurance operations designed to simplify the organization and provide an enhanced regulatory and legal platform for its future growth and improve transparency and efficiency. This restructuring was completed in a series of transactions involving the corporate entity structure and other business transfer transactions. The corporate entity structure transactions effectively amended the legal ownership of the companies operating in the UK while the business transactions involved the transfer of business previously written by the UK branch of New Hampshire Insurance Company (the UK Branch) to its UK insurance company.

     Amended Corporate Structure

     In 2007, to support the legal realignment of its UK operations, AIUO Ltd incorporated the intermediate holding companies AIG UK Holding Limited, AIG UK Financing Company Limited, and AIG UK Sub Holdings Limited. On November 26, 2007, AIUO Ltd transferred the shares of its wholly owned subsidiary, Landmark Insurance Company Ltd (Landmark) to AIU UK Holdings (UK Holdings) in return for share capital of UK Holdings. Landmark was then renamed AIG UK Ltd and its holding was cascaded down to AIG UK Financing Company Limited and on to AIG UK Sub Holding Company Limited in share for share exchanges on November 27 and 28, respectively. AIUO Ltd also transferred the shares in its wholly owned subsidiary, AIG Europe UK Limited to UK Holdings in exchange for the issuance of additional shares in UK Holdings. AIG Europe UK Limited was then renamed AIG UK Services Limited and its share holding was cascaded down through AIG UK Financing Company Limited, AIG UK Sub Holding company Limited and on to AIG UK Limited. Two other affiliates of the Company, AIG Europe Ireland and American International Company Ltd made cash contributions to UK Holding in exchange for share capital of UK Holdings.

     Business Transfer

     On December 1, 2007, AIG transferred all of the business written by New Hampshire Insurance Company's UK Branch to AIG UK Ltd. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business (Part VII Transaction). Prior to the transfer, the business of the UK Branch was recorded by the Company through its participation in AIUOA. By transferring the existing rights and future rights of the UK business, the Association members transferred the value of the business, and unrealized translation balances, to AIG UK Ltd and shares of AIG UK Ltd stock were issued to the members of the Association for fair value of the business transferred. These shares were then transferred to UK Holdings in exchange for shares in UK Holdings. New Hampshire UK Aviation business was transferred by New Hampshire directly, for shares of AIG UK Ltd stock equal to the fair value of the Aviation business transferred. Additionally, as part of the transaction several intercompany reinsurance agreements (both commutations and new contracts) were executed involving other subsidiaries of AIG. The results of the New Hampshire UK Aviation business had been previously reported through the Company's participation in the Commercial Pool.

     For US income tax purposes, the restructuring of the UK Branch qualified as a tax free reorganization. While generally tax free, certain intangible assets were recognized as taxable income upon transfer to AIG UK Ltd. pursuant to Internal Revenue Code section 367. Additionally, unrealized foreign currency gains and losses were realized upon the termination of the UK Branch. It is expected that foreign currency gains and losses offset each other for tax purposes resulting in an immaterial net number. The tax effects of the transaction reported in the Company's financial statements are disclosed below.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     During the 2008 year there were additional contributions to UK Holdings by AIUOA and AIUO Ltd. In aggregate, UK Holdings issued 21,448 common equity shares in exchange for all assets contributed, which included cash, intangibles and the value of the contributed entities and rights of the UK business.

     Completion of the aforementioned business transfer, including the related reinsurance transactions, resulted in the following changes to the Company's financial statements:

     -------------------------------------------------------------------------------
                                                       Investment in UK
                                      P VII Transfer        Holdings        Total
     -------------------------------------------------------------------------------
     Participation in AIUOA .......    $ (383,080)       $ (14,651)       $(397,731)
     Liabilities ..................       446,151                -          446,151
     Underwriting income ..........        57,634                -           57,634
     Other income .................         3,783                -            3,783
     Net income (pre-tax) .........        87,664                -           87,664
     Surplus (pre-tax) ............        63,071          (14,651)          48,420

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

G.   OTHER RELATED PARTY TRANSACTIONS
     --------------------------------

     The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2008 and 2007 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2008 and 2007 and all capital contributions and dividends.

                                                                ASSETS RECEIVED BY          ASSETS TRANSFERRED BY
                                                                    THE COMPANY                  THE COMPANY
     ----------------------------------------------------------------------------------------------------------------
        Date of         Explanation of          Name of       Statement
     Transaction          Transaction          Affiliate       Value      Description   Statement Value   Description
     ----------------------------------------------------------------------------------------------------------------
        02/25/08          Dividend              AIGCIG         $     --           --       $ 90,000          Cash
        03/31/08          Dividend              AIGCIG               --           --        200,000          Cash
        06/30/08        Dividend (c)            AIGCIG               --           --         90,813 (b)     In kind
        06/30/08          Dividend              AIGCIG               --           --        177,425          Cash
        09/30/08        Dividend (c)            AIGCIG               --           --        163,395          Cash
        11/30/08        Dividend (c)            AIGCIG               --           --        170,000 (a)      Cash
        12/29/08        Dividend (c)            AIGCIG               --           --        683,000 (a)      Cash
        12/31/08        Dividend (c)            AIGCIG               --           --          8,000 (a)   Securities
        08/14/08    Purchases of security       AIGSL           177,605         Cash        177,605          Bonds
        08/15/08    Purchases of security       AIGSL           144,305         Cash        144,305          Bonds
        09/30/08    Capital contribution        AIGSL               898         Cash             --           --
        Various     Capital contribution (d)    AIGCIG          164,719      In kind             --           --
          (1)       Capital contribution        AIGCIG          691,000         Cash             --           --
     ----------------------------------------------------------------------------------------------------------------

(1) Reported as Type 1 subsequent event at December 31, 2008. The funds were received on March 30, 2009

(a) The transfer of AHAC Canadian branch to AIG Commercial Insurance Company of Canada (AIGCIC)- Refer to Note 5D

(b)  Transfer and reorganization of AIIC - Refer to Note 5D

(c)  Extraordinary dividend - Refer to Note 11

(d)  Capital contributions in lieu of Tax Sharing Agreement - Refer to Note 9

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                          ASSETS RECEIVED BY           ASSETS TRANSFERRED BY
                                                              THE COMPANY                   THE COMPANY
     ----------------------------------------------------------------------------------------------------------------
        Date of         Explanation of          Name of       Statement
     Transaction          Transaction          Affiliate       Value      Description   Statement Value   Description
     ----------------------------------------------------------------------------------------------------------------
        03/19/07         Bond sale               NHIC         $ 28,555       Cash         $ 28,555          Bond
        03/19/07         Bond sale           AIG Casualty       67,801       Cash           67,801          Bond
        03/19/07         Bond sale               C&I            36,452       Cash           36,452          Bond
        03/19/07         Bond sale               ISOP           59,458       Cash           58,121          Bond
        03/19/07         Bond sale            Lexington        139,013       Cash          137,416          Bond
        03/23/07         Bond sale            AIG Excess        25,556       Cash           24,981          Bond
        03/30/07          Dividend              AIGCIG              --        --           500,000          Cash
        05/31/07          Dividend              AIGCIG              --        --            75,000          Cash
        12/03/07          Dividend              AIGCIG              --        --            40,000          Cash
        08/30/07    Purchase of investment      AIGSL          136,735       Bonds         138,478          Cash
        12/17/07    Sale of investment (1)       AIG           191,000       Cash          191,000       Investment
        12/17/07    Sale of investment (2)   National Union     59,000       Cash           59,000       Investment
        10/24/07    Capital contribution        AIGCIG           1,840      In kind             --           --
        12/31/07    Capital contribution        AIGCIG             105      In kind             --           --
        12/31/07    Capital contribution         AIG           160,000      In kind             --           --
     ----------------------------------------------------------------------------------------------------------------

(1)  Sale of American International Life Assurance Company to AIG

(2)  Sale of AIG Domestic Claims to National Union

AIGSL: AIG Security Lending

     The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2008, 2007 and 2006.

     In the ordinary course of business, the Company utilizes AIG Technology, Inc., AIG Global Investment Corp., and AIG Domestic Claims, Inc. for data center systems, investment services, salvage and subrogation, and claims management, respectively. In connection with these services, the fees incurred by the Company to these affiliates during 2008, 2007 and 2006 are outlined in the table below:

     --------------------------------------------------------------------------------
     For the years ended December 31,                    2008       2007       2006
     --------------------------------------------------------------------------------
     AIG Technology, Inc. ..........................   $ 31,036   $ 28,562   $ 24,562
     AIG Global Investment Corp. ...................      6,895      7,273      6,047
     AIG Domestic Claims, Inc. .....................    254,033    243,985    225,071
     --------------------------------------------------------------------------------
      TOTAL ........................................   $291,964   $279,820   $255,680
     ================================================================================

     As of December 31, 2008 and 2007, short-term investments included amounts invested in the AIG Managed Money Market Fund of $228,165 and $126,534, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

Federal and foreign income taxes recoverable from affiliates as of December 31, 2008 and 2007 amounted to $406,899 and $143,717, respectively.

During 2008, 2007 and 2006 the Company sold premium receivables without recourse to AI Credit Corporation and recorded losses on these transactions as follows.

   ------------------------------------------------------
   As of December 31,                2008     2007   2006
   ------------------------------------------------------
   Accounts receivable sold .....  $71,679  $53,865  $ --
   Losses recorded ..............    1,842    1,605    --
   ------------------------------------------------------

As of December 31, 2008 and 2007, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

-----------------------------------------------------------------------------
As of December 31,                                           2008      2007
-----------------------------------------------------------------------------
Balances with pool member companies .....................  $827,061  $113,001
Balances less than 0.5% of admitted assets ..............     3,656     2,694
-----------------------------------------------------------------------------
Receivable from parent, subsidiaries and affiliates .....  $830,717  $115,695
=============================================================================
Balances with pool member companies .....................  $     --  $ 48,873
Balances less than 0.5% of admitted assets ..............    38,999   103,311
-----------------------------------------------------------------------------
Payable to parent, subsidiaries and affiliates ..........  $ 38,999  $152,184
=============================================================================

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with A.I. Credit Corporation (a wholly owned AIG subsidiary) whereby A.I. Credit Corporation purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and A.I. Credit Corporation.

NOTE 6 - REINSURANCE
--------------------

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2008, 2007 and 2006, the Company's net premiums written and net premiums earned were comprised of the following:

For the years ended December 31,            2008                      2007                      2006
--------------------------------------------------------------------------------------------------------------
                                    Written       Earned      Written       Earned      Written       Earned
----------------------------------------------------------  ------------------------  ------------------------
Direct premiums ................  $ 3,003,169  $ 4,553,852  $ 6,744,997  $ 7,388,935  $ 7,514,507  $ 7,180,260
Reinsurance premiums assumed:
   Affiliates ..................    9,358,318   10,173,382   11,006,993   11,024,337   11,336,822   11,001,341
   Non-affiliates ..............      166,239      238,591      173,756      107,304       48,750      243,681
--------------------------------------------------------------------------------------------------------------
      Gross premiums ...........   12,527,726   14,965,825   17,925,746   18,520,576   18,900,079   18,425,282
--------------------------------------------------------------------------------------------------------------
Reinsurance premiums ceded:
   Affiliates ..................    4,663,334    6,541,514    9,049,872    9,598,801    9,833,954    9,534,749
   Non-affiliates ..............    1,018,383    1,031,090    1,215,889    1,218,759    1,182,156    1,190,522
------------------------------------------------------------------------------------  ------------------------
      Net premiums .............  $ 6,846,009  $ 7,393,221  $ 7,659,985  $ 7,703,016  $ 7,883,969  $ 7,700,011
==============================================================================================================

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2008 and 2007 with the return of the unearned premium reserve is as follows:

                          Assumed Reinsurance      Ceded Reinsurance              Net
----------------------------------------------------------------------------------------------
                         Unearned                Unearned                Unearned
                          Premium   Commission    Premium   Commission    Premium   Commission
                         Reserves     Equity     Reserves     Equity     Reserves     Equity
----------------------------------------------------------------------------------------------
December 31, 2008
   Affiliates ........  $4,747,277   $634,349   $1,416,996   $195,996   $3,330,281   $438,353
   Non-affiliates ....       5,651        755      480,922     66,520     (475,271)   (65,765)
----------------------------------------------------------------------------------------------
   Totals ............  $4,752,928   $635,104   $1,897,918   $262,516   $2,855,010   $372,588
==============================================================================================
December 31, 2007
   Affiliates ........  $5,562,341   $646,155   $3,295,177   $372,259   $2,267,164   $273,896
   Non-affiliates ....      78,003      9,061      493,629     55,766     (415,626)   (46,705)
----------------------------------------------------------------------------------------------
   Totals ............  $5,640,344   $655,216   $3,788,806   $428,025   $1,851,538   $227,191
==============================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008 and 2007 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

-------------------------------------------------------------
                         Unearned   Paid Losses  Reserves For
                          Premium       and       Losses And
                         Reserves       LAE           LAE
-------------------------------------------------------------
December 31, 2008
  Affiliates .........  $1,416,996    $273,774   $13,650,198
   Non-affiliates ....     480,922     371,990     2,373,097
------------------------------------------------------------
   TOTAL .............  $1,897,918    $645,764   $16,023,295
============================================================
December 31, 2007
   Affiliates ........  $3,295,177    $195,333   $15,139,495
   Non-affiliates ....     493,629     405,240     2,668,848
------------------------------------------------------------
   Total .............  $3,788,806    $600,573   $17,808,343
============================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The Company's unsecured reinsurance recoverables as of December 31, 2008 in excess of 3.0% of its capital and surplus is set forth in the table below:

                                                            Naic Co.
Reinsurer                                                     Code       Amount
---------------------------------------------------------------------------------
Affilliates:
   National Union Pool ...................................       --   $12,373,879
   American International Underwriters Overseas, Ltd. ....       --       407,343
   American International Insurance Company ..............    32220       359,071
   New Hampshire Indemnity Company .......................    23833       170,518
   Transatlantic Reinsurance Company .....................    19453       235,378
   AIG Global Trade and Political Risk Insurance Co. .....    10651       126,175
   American International Life Assurance Co. NY (US) .....    60607        10,494
   United Guaranty Insurance Company .....................    11715        34,605
   Hartford Steam Boiler Inspection and Insurance Co. ....    11452         6,627
   Audubon Insurance Company .............................    19933         1,011
   AIG Excess Liability Insurance Company, Ltd. ..........    10932         3,904
   Lexington Insurance Company ...........................    19437        28,271
   American Internatlional Reinsurance Co. Ltd                   --       562,747
   American Int'l Specialty Lines Ins Company ............    26883         3,956
   American Life And General Ins Co (Trinidad & Tobago) ..       --         3,494
   Other affiliates less than $1.0 million ...............       --         4,858
---------------------------------------------------------------------------------
      Total affiliates ...................................            $14,332,331
---------------------------------------------------------------------------------
   Lloyd's ...............................................       --       213,982
   Swiss Re Group ........................................       --       231,669
---------------------------------------------------------------------------------
       Total non-affiliates ..............................                445,651
---------------------------------------------------------------------------------
 Total affiliates and non-affiliates .....................            $14,777,982
=================================================================================

During 2008, 2007 and 2006, the Company reported in its Statements of Income statutory losses of $165, $144 and $12,318, respectively, as a result of losses incurred from commutations with the following reinsurers:

----------------------------------------------------------
Company                                2008  2007    2006
----------------------------------------------------------
Trenwick America ....................  $ --  $ --  $ 8,280
Alea Group ..........................    --    --    2,432
Other reinsurers below $1 million ...   165   144    1,606
----------------------------------------------------------
Total ...............................  $165  $144  $12,318
==========================================================

As of December 31, 2008 and 2007, the Company had reinsurance recoverables on paid losses in dispute of $112,640 and $81,670, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In 2008, 2007 and 2006, the Company wrote-off reinsurance recoverables balances of $(4,906), $13,734 and $30,849, respectively.

As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2008 and 2007, the Company's premium receivable and losses payable on assumed business are as follows:

-----------------------------------------------------------------------------------------------------
                          2008                                     Affiliate  Non-affiliate    Total
-----------------------------------------------------------------------------------------------------
Premiums in course of collection ................................   $405,981     $6,474      $412,455
Reinsurance payable on paid loss and loss adjustment expenses ...    475,797      6,118       481,915

-----------------------------------------------------------------------------------------------------
                          2007                                     Affiliate  Non-affiliate     Total
-----------------------------------------------------------------------------------------------------
Premiums in course of collection ................................   $233,004     $3,219      $236,223
Reinsurance payable on paid loss and loss adjustment expenses ...    257,605      6,312       263,917

The primary components of the affiliated assumed reinsurance balances summarized above relate to reinsurance agreements with member companies of the Personal Lines Pool (AIIC) and American International Specialty Lines Insurance Company (AISLIC). As of December 31, 2008 and 2007, the Company's premium receivable and losses payable on assumed reinsurance due from and to, respectively, with AIIC and AISLIC are as follows:

                                                                          2008                2007
--------------------------------------------------------------------------------------------------------
Caption                                                              AIIC     AISLIC     AIIC     AISLIC
--------------------------------------------------------------------------------------------------------
Premiums in course of collection ................................  $108,866  $161,177  $105,692  $92,674
Reinsurance payable on paid loss and loss adjustment expenses ...   150,587   199,331   122,908   87,616

Effective January 1, 2008, the Personal Lines intercompany pooling agreement was amended to include four additional entities.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 7 - RETROACTIVE REINSURANCE
--------------------------------

As of December 31, 2008 and 2007, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

---------------------------------------------------------------------------------------------
                                                         2008                    2007
---------------------------------------------------------------------------------------------
                                                 Assumed      Ceded      Assumed      Ceded
---------------------------------------------------------------------------------------------
Reserves transferred:
   Initial reserves .........................   $ 216,347   $ 453,727   $ 216,347   $ 453,727
   Adjustments - prior year(s) ..............    (158,100)     (8,673)   (173,698)    (25,147)
   Adjustments - current year ...............         (37)   (372,123)     15,598      16,474
---------------------------------------------------------------------------------------------
   Balance as of December 31, ...............      58,210      72,931      58,247     445,054
---------------------------------------------------------------------------------------------
Paid losses recovered:
   Prior year(s) ............................      27,761     379,745      19,407     367,297
   Current year .............................      23,465    (311,721)      8,354      12,448
---------------------------------------------------------------------------------------------
   Total recovered as of December 31, .......      51,226      68,024      27,761     379,745
---------------------------------------------------------------------------------------------
   Carried reserves as of December 31, ......   $   6,984   $   4,907   $  30,486   $  65,309
=============================================================================================
Consideration paid or received:
   Initial reserves .........................   $ 201,597   $ 276,437   $ 201,597   $ 276,437
   Adjustments - prior year(s) ..............    (179,882)    (13,900)   (180,015)    (14,331)
   Adjustments - current year ...............          --    (202,820)        133         431
---------------------------------------------------------------------------------------------
   Total paid as of December 31, ............   $  21,715   $  59,717   $  21,715   $ 262,537
=============================================================================================

                                                 Assumed      Ceded      Assumed      Ceded
---------------------------------------------------------------------------------------------
Special surplus from retroactive reinsurance:
   Initial surplus gain or loss realized * ..   $      --   $  47,559   $      --   $  47,559
   Adjustments - prior year(s) ..............          --       1,774          --       2,289
   Adjustments - current year ...............          --     (47,017)         --        (515)
---------------------------------------------------------------------------------------------
   Balance as of December 31, 2007 ..........   $      --   $   2,316   $      --   $  49,333
=============================================================================================

--------------------
* Reflects amounts recorded to segregated special surplus as of January 1, 2004.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

In 2008, the Company commuted a reinsurance treaty ceded to affiliated company American International Reinsurance Co. (AIRCO). The treaty that incepted in 1998 was accounted for as retroactive reinsurance. 2008 changes to Reserves Transferred, Paid Losses Reimbursed or Recovered and Special Surplus from Retroactive Reinsurance attributable to this commutation were as follows:

                                                    2008
                                                  --------
Reserves transferred ..........................   $380,610
Paid losses recovered .........................    336,470
Consideration received ........................    201,005
Special surplus from retroactive reinsurance ..     44,140

The Company's retroactive reinsurance reserve balance (by reinsurer) as of December 31, 2008, is set forth in the table below:

-------------------------------------------------------------------------------------
                                                       2008                2007
-------------------------------------------------------------------------------------
Reinsurer                                        Assumed    Ceded   Assumed    Ceded
-------------------------------------------------------------------------------------
   American International Reinsurance
      Company ...............................    $   --    $   --   $    --   $44,140
   American International Specialty Lines
      Insurance Company .....................     2,810        --    26,275        --
   AXA Corporate Solutions ..................        --        --        --     1,354
   Commerce and Industry Insurance Company of
      Canada ................................     4,174        --     4,174        --
   Lyndon Property Insurance Company ........        --     1,691        --     1,142
   PEG Reinsurance Co. ......................        --        --        --    13,978
   Transatlantic ............................        --     1,308        --        --
   All other reinsurers less than $1.0
      million ...............................        --     1,908        37     4,695
-------------------------------------------------------------------------------------
      Total .................................    $6,984    $4,907   $30,486   $65,309
=====================================================================================

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES
--------------------------------------------------

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008 and 2007, the Company's deposit assets and liabilities were comprised of the following:

                                                                   Deposit     Deposit     Funds Held    Funds Held
                                                                   Assets    Liabilities     Assets     Liabilities
-------------------------------------------------------------------------------------------------------------------
December 31, 2008:
   Direct .....................................................   $     --     $ 95,776      $    --      $     --
   Assumed ....................................................         --       92,527       88,515            --
   Ceded ......................................................    530,085           --           --       484,067
-------------------------------------------------------------------------------------------------------------------
   Total ......................................................   $530,085     $188,303      $88,515      $484,067
===================================================================================================================

                                                                   Deposit     Deposit     Funds Held    Funds Held
                                                                   Assets    Liabilities     Assets     Liabilities
-------------------------------------------------------------------------------------------------------------------
December 31, 2007:
   Direct .....................................................   $     --     $ 95,122      $    --      $     --
   Assumed ....................................................         --       94,389       98,917            --
   Ceded ......................................................    751,468           --           --       695,928
-------------------------------------------------------------------------------------------------------------------
   Total ......................................................   $751,468     $189,511      $98,917      $695,928
===================================================================================================================

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2008 and 2007 is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                                            2008                       2007
---------------------------------------------------------------------------------------------------------------------
                                                                   Deposit       Deposit      Deposit       Deposit
                                                                    Assets     Liabilities     Assets     Liabilities
---------------------------------------------------------------------------------------------------------------------
Balance at January 1 ..........................................   $ 751,468     $189,511     $ 809,537     $172,296
   Deposit activity, including loss recoveries ................    (250,415)          78      (106,254)      17,935
   Interest income or expense, net of amortization of margin ..      12,068       (1,286)       39,148         (720)
   Non-admitted asset portion .................................      16,964           --         9,037           --
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31 .....................................   $ 530,085     $188,303     $ 751,468     $189,511
=====================================================================================================================

                                                                            2008                       2007
---------------------------------------------------------------------------------------------------------------------
                                                                  Funds Held    Funds Held   Funds Held    Funds Held
                                                                    Assets     Liabilities     Assets     Liabilities
---------------------------------------------------------------------------------------------------------------------
Balance at January 1 ..........................................    $ 98,917     $ 695,928     $94,279      $703,508
   Contributions ..............................................          --           144       4,664         1,016
   Withdrawals ................................................     (10,402)     (238,108)        (26)      (54,096)
   Interest ...................................................          --        26,103          --        45,500
---------------------------------------------------------------------------------------------------------------------
Balance as of December 31 .....................................    $ 88,515     $ 484,067     $98,917      $695,928
=====================================================================================================================

The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the State of New York, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) and Richmond Insurance Company (Barbados) Limited (Richmond) are treated as affiliated.

As of December 31, 2008 and 2007, the deposit assets with related parties, relating primarily to reinsurance transactions with Union Excess, amounted to $540,279 and $611,039, respectively. During 2008, loss recoveries from Union Excess resulted in a decrease in deposit assets and funds held liabilities of $49,176.

The Company commuted deposit balances of $47,290 with a participant in the Union Excess reinsurance programs, resulting in no gain or loss to the Company, and balances of $141,711 with European Reinsurance Company Ltd., resulting in a loss of $2,323. As a result of these commutations with Union Excess and European Reinsurance Company Ltd., the funds held balances declined by $47,290 and $141,711, respectively. During 2007, loss recoveries from Union Excess resulted in a decrease in deposit accounting assets of $50,593 and funds held on deposit accounting liabilities of $1,347.

NOTE 9 - FEDERAL INCOME TAXES
-----------------------------

The Company files a consolidated U.S. federal income tax return with American International Group, Inc. (the Ultimate Parent or AIG) and its domestic subsidiaries. The Company has a written tax sharing agreement with its Parent which was amended, effective January 1, 2008. The current and prior agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. Additionally, the amended tax sharing agreement contains the following significant modifications to the previous agreement:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

..    A tax Sub Group was formed among twenty seven Commercial Insurance Group and United Guaranty Companies under AIG Property Casualty Group, Inc. The tax Sub Group will settle inter-company income taxes as if the Sub Group were filing its own consolidated income tax return. Any net liability of the Sub Group will be remitted to AIG, Inc. under a separate tax sharing agreement, and AIG, Inc. will reimburse the Sub Group for any net tax attributes utilized in the AIG, Inc. consolidated income tax return.

..    Any tax realized by the Company from triggering the deferred inter-company gain (as determined under Treasury Regulation Section 1.1502-13) of a "Qualifying Transaction" will be paid by AIG, Inc. A Qualifying Transaction is the transfer or sale of the stock or substantially all of the assets of an operating subsidiary which results in a deferred inter-company gain, including the pre-existing deferred inter-company gain from a prior sale or transfer.

..    As of the effective date of the agreement, AIG Property Casualty Group assumed each Sub Group members Tax Reserve in a deemed capital transaction. Tax Reserves mean any liability recorded in accordance with Financial Accounting Standards Board Interpretation No. 48 - Accounting for Uncertainty in Income Taxes ("FIN 48:) and any tax liability recorded as the result of an agreed upon adjustment with the tax authorities.

..    The tax sharing agreement was modified to be consistent with the AIG, Inc.
     and Federal Reserve Bank of New York Credit Agreement ("Credit Agreement"). Generally, the amended agreement provides that in an Asset Sale the Company will remit to AIG, Inc. no more than it otherwise would have absent the Credit Agreement.

..    In the event the Company is deconsolidated from the AIG consolidated federal income tax return, AIG Parent, Sub Group Parent and the Company will determine under a separate agreement the final allocation of tax attributes and the final settlement of inter-company tax balances.

Pursuant to the amended tax sharing agreement, AIG Property Casualty group assumed $164,719 of tax liabilities related to pre-existing deferred inter-company gain and FIN 48 liabilities.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, capital and surplus are due to/from the Parent. The statutory U.S. federal income tax rate is 35% at December 31, 2008.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2008 and 2007 are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
As of December 31,                                                                   2008         2007
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets .....................................................   $1,204,730   $1,240,598
Gross deferred tax liabilities ................................................     (355,875)    (526,581)
Non-admitted deferred tax assets in accordance with SSAP No.10, income taxes ..     (402,242)    (331,439)
---------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets ..............................................   $  446,613   $  382,578
=========================================================================================================
Change in non-admitted deferred tax assets
adjustment to December 31, 2007 surplus .......................................      (34,673)
Change in non-admitted deferred tax assets - paid in capital ..................       80,741
Change in non-admitted deferred tax assets - current year .....................       24,735
---------------------------------------------------------------------------------------------------------
Change in non-admitted deferred tax assets ....................................   $   70,804
=========================================================================================================

During 2008, 2007 and 2006, the Company's current federal income tax expense was comprised of the following:

--------------------------------------------------------------------------------------------------------------------
For the years ended December 31,                                                     2008         2007        2006
--------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit) on net underwriting and net investment income ....   $ 135,559     $309,946    $261,144
Federal income tax adjustment - prior years ...................................      99,679       38,413       2,119
--------------------------------------------------------------------------------------------------------------------
Current income tax expense (benefit) ..........................................   $ 235,238     $348,359    $263,263
====================================================================================================================
Income tax on realized capital gains ..........................................   $(270,995)    $ 29,141    $ 29,092
====================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The composition of the Company's net deferred tax assets as of December 31, 2008 and 2007, along with the changes in deferred income taxes for 2008, is set forth in the table below:

-----------------------------------------------------------------------------------------------------------------------------------
As of December 31,                                                                                 2008         2007        Change
-----------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
   Loss reserve discount ....................................................................   $  377,943   $  402,282   $ (24,339)
   Non-admitted assets ......................................................................      169,600      208,445     (38,845)
   Unearned premium reserve .................................................................      276,479      313,279     (36,800)
   Unrealized capital loss ..................................................................       30,153           --      30,153
   Partnerships .............................................................................       56,739       40,925      15,814
   Bad debt .................................................................................      127,614      151,901     (24,287)
   Investment write downs ...................................................................      102,927       13,897      89,030
   Goodwill .................................................................................       29,949           --      29,949
   Foreign tax credits ......................................................................       25,959           --      25,959
   Deferred tax remediation - Adj to Dec 31, 2007 surplus ...................................           --       34,673     (34,673)
   Other temporary difference ...............................................................        7,367       75,196     (67,829)
-----------------------------------------------------------------------------------------------------------------------------------
         Gross deferred tax assets ..........................................................    1,204,730    1,240,598     (35,868)
      Non-admitted deferred tax assets ......................................................     (402,242)    (296,766)   (105,476)
      Non-admitted deferred tax assets - adjustment to December 31, 2007 surplus ............           --      (34,673)     34,673
-----------------------------------------------------------------------------------------------------------------------------------
         Admitted deferred tax assets .......................................................      802,488      909,159    (106,671)
-----------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Unrealized capital gains .................................................................     (318,829)    (393,879)     75,050
   Investments ..............................................................................       (5,121)     (67,403)     62,282
   Depreciation .............................................................................      (19,370)     (20,714)      1,344
   Other temporary differences ..............................................................      (12,555)     (44,585)     32,030
-----------------------------------------------------------------------------------------------------------------------------------
   Gross deferred tax liabilities ...........................................................     (355,875)    (526,581)    170,706
-----------------------------------------------------------------------------------------------------------------------------------
         Net admitted deferred tax assets ...................................................   $  446,613   $  382,578   $  64,035
===================================================================================================================================
   Gross deferred tax assets ................................................................   $1,204,730   $1,240,598   $ (35,868)
   Gross deferred tax liabilities ...........................................................     (355,875)    (526,581)    170,706
-----------------------------------------------------------------------------------------------------------------------------------
   Net deferred tax assets ..................................................................   $  848,855   $  714,017   $ 134,838
===================================================================================================================================
    Income tax effect of unrealized capital gains, net of adjustment to December 31, 2007
      Surplus ...............................................................................                               (94,517)
   Capital contribution as a result of new tax sharing agreement ............................                               (80,741)
-----------------------------------------------------------------------------------------------------------------------------------
   Change in net deferred income taxes ......................................................                             $ (40,420)
===================================================================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the years ended December 31, 2008, 2007 and 2006 are as follows:

                                                                   2008                      2007                      2006
------------------------------------------------------------------------------------------------------------------------------------
                                                            Amount    Tax Effect     Amount     Tax Effect     Amount     Tax Effect
------------------------------------------------------------------------------------------------------------------------------------
Net income before federal income taxes and capital gain
   taxes ..............................................   $ 325,408   $ 113,893    $1,725,242   $ 603,835    $1,271,556   $ 445,045
Book to tax adjustments:
   Tax exempt income ..................................    (481,365)   (168,478)     (543,812)   (190,334)     (455,068)   (159,274)
   Dividends received deductions ......................     (55,925)    (19,574)       (5,993)     (2,098)      (21,938)     (7,678)
   Meals and entertainment ............................       1,412         494         1,749         612            --          --
   Non-deductible penalties ...........................         761         266         1,508         528            --          --
   Change in non-admitted assets ......................     120,143      42,050      (138,048)    (48,318)      132,784      46,474
   Federal income tax adjustments-- prior years .......          --          --            --      55,224            --          --
   Branch termination .................................      13,298       4,654            --          --            --          --
   Transfer pricing adjustments .......................      11,949       4,182
   Remediation adjustments ............................          --          --            --          --       (17,777)     (6,222)
   Change in tax positions ............................          --      32,007            --      31,842            --          --
   Other non-taxable income ...........................      (7,179)     (2,513)
   Foreign tax credits ................................          --          --            --          --            --     (14,104)
   Other ..............................................          --      (2,318)           --          --            --       1,384
------------------------------------------------------------------------------------------------------------------------------------
   Total book to tax adjustments ......................    (396,906)   (109,230)     (684,596)   (152,544)     (361,999)   (139,420)
------------------------------------------------------------------------------------------------------------------------------------
Total federal taxable income and tax ..................   $ (71,498)  $   4,663    $1,040,646   $ 451,291    $  909,557   $ 305,625
====================================================================================================================================
Current federal income tax ............................               $ 235,238                 $ 348,359                 $ 263,263
Income tax on net realized capital gains ..............                (270,995)                   29,141                    29,092
Change in net deferred income taxes ...................                  40,420                    73,791                    13,270
                                                                      ----------                ----------                ----------
Total federal income tax ..............................               $   4,663                 $ 451,291                 $ 305,625
                                                                      ==========                ==========                ==========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2008 is set forth in the table below:

     ----------------------------------------------------------------------
     Current year                                                  $109,570
                                                                   --------
     First preceding year .......................................  $400,196
     ----------------------------------------------------------------------

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

As of December 31, 2008, the Company had $25,959 foreign tax credits carry forwards available to offset against future taxable income. The Company had no unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2007 and 2006. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to $138,061 during 2008, $231,602 during 2007 and $372,256 during 2006.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

     -----------------------------------------------------------------------
     Year Ended December 31, 2008                            2008      2007
     -----------------------------------------------------------------------
        Gross unrecognized tax benefits at January 1, ..   $36,698   $ 3,527
        Increases in tax positions for prior years .....    59,743    33,171
        Decreases in tax positions for prior years .....      (646)       --
     -----------------------------------------------------------------------
     Gross unrecognized tax benefits at December 31 ....   $95,795   $36,698
     =======================================================================

As of December 31, 2008 and 2007, the Company's unrecognized tax benefits, excluding interest and penalties, were $95,795 and $36,698, respectively. As of December 31, 2008 and 2007, the Company's unrecognized tax benefits included $31,191 and zero, respectively, related to tax positions the disallowance of which would not affect the effective tax rate. Accordingly, as of December 31, 2008 and 2007, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $64,604 and $36,698, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2008 and 2007, the Company had accrued $8,643 and $6,868, respectively, for the payment of interest (net of the federal benefit) and penalties. For the year ended December 31, 2008, the Company recognized $1,775 of interest (net of the federal benefit) and penalties in the Consolidated Statement of Income.

The Company continually evaluates adjustments proposed by taxing authorities. At December 31, 2008, such proposed adjustments would not result in a material change to the Company's consolidated financial condition, although it is possible that the effect could be material to the Company's consolidated results of operations for an individual reporting period. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

                   Major Tax Jurisdictions   Open Tax Years
                   -----------------------   --------------
                   United States .........      2000-2007

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS
--------------------------------------------------------------

A.   Pension
     -------

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The following table sets forth the funded status of the AIG US retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, entitled Accounting for Pensions.


     -----------------------------------------------------------------
     As of December 31, ...................       2008         2007
     -----------------------------------------------------------------
     Fair value of plan assets ............   $ 2,723,034   $3,004,869
     Less projected benefit obligation ....     3,378,509    2,719,971
     -----------------------------------------------------------------
     Funded status ........................   $  (655,475)  $  284,898
     =================================================================

     The Company's share of net expense for the qualified pension plan was $6,772, $5,001 and $9,000 for the years ended December 31, 2008, 2007 and
     2006, respectively. In March 2009, AIG contributed $420,000 to the AIG U.S. retirement plan. The allocation from the holding company is based on payroll for the Company.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2008 and 2007, the Company recorded in other liabilities its pension liabilities which amounted to $12,832 and $6,018, respectively.

B.   Postretirement Benefit Plans
     ----------------------------

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 11, entitled Postemployment Benefits and Compensated Absences as of December 31, 2008 and 2007 were $198,015 and $190,417, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $265, $310 and $282 for the years ended December 31, 2008, 2007 and 2006, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans. The allocation from the holding company is based on payroll for the Company.

     The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2008, 2007 and 2006 are set forth in the table below:

     ---------------------------------------------------------------------------------
     As of December 31,                                  2008        2007      2006
     ---------------------------------------------------------------------------------
        Discount rate ..............................       6.50%      6.50%      6.00%
        Rate of compensation increase (average) ....       4.25%      4.25%      4.25%
        Measurement date ...........................   December   December   December
                                                       31, 2008   31, 2007   31, 2006
        Medical cost trend rate ....................        N/A        N/A        N/A
     =================================================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

C.   Stock Option and Deferred Compensation Plans
     --------------------------------------------

     Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2008, 2007 and 2006, AIG allocated $18,153, $14,028 and $6,242, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D.   Post-employment Benefits and Compensated Balances
     -------------------------------------------------

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

E.   Impact of Medicare Modernization Act on Post Retirement Benefits
     ----------------------------------------------------------------

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 was signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive for 2008 is $3,600.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS
-------------------------------------------------------

A.   Capital and Surplus
     -------------------

     The portion of unassigned surplus as of December 31, 2008 and 2007 represented by each item below is as follows:

     -------------------------------------------------------
                                        2008        2007
     -------------------------------------------------------
     Unrealized gains ............   $ 738,751  $ 2,027,718
     Non-admitted asset values ...   $(964,416)  (1,011,589)
     Provision for reinsurance ...   $ (95,592)    (115,844)
     =======================================================

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     In calculating the provision for reinsurance as of December 31, 2008, Management utilized collateral including assets in trust provided by its Ultimate Parent of $409,095. The use of these assets was approved by the domiciliary regulator.

     During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

B.   Risk-Based Capital Requirements
     -------------------------------

     The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2008 reporting period.

C.   Dividend Restrictions
     ---------------------

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2007, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2008) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the State of New York. As of December 31, 2008, the maximum dividend payment, which may be made without prior approval during 2009, is approximately $541,317.

     Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

     During 2008, the Company paid $1,582,633 in dividends to AIGCIG which included $1,115,208 of extraordinary dividends. All of the extraordinary dividends were approved by the Insurance Department of the State of New York. Refer to Note 5G for additional information.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 12 - CONTINGENCIES
-----------------------

A.   Legal Proceedings
     -----------------

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

     The intervening plaintiffs had requested a stay of all trial court proceedings pending their appeal of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions. After the Alabama Supreme Court affirmed the trial court's dismissal in September 2008, the intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and AISLIC, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

     After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action discovery that is scheduled to lead to a hearing on class certification in March 2010.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code. On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties intend to file a motion to remand the case.

     In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

     Because Eagle and Newark are in liquidation with the Commissioner of the New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

     Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's Chapter 11 proceeding is pending. Consideration of that transfer motion has been stayed until the Court rules on the AIG Parties' motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal. That motion has been fully briefed and is pending before the Court. Should the Court deny that motion, the AIG Parties intend to file a motion to remand the case and intend to oppose the transfer of the New Jersey action.

     The AIG Parties believe that RPC's counterclaims, as well as the claims asserted by RPC, Eagle and Newark in the New Jersey action, are without merit and intend to defend them vigorously, but cannot now estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

     Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements. It is possible that additional civil or regulatory proceedings will be filed by other state regulators.

     On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1 billion. On August 6, 2007, the court denied AIG's motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied AIG's motion to dismiss the complaint. On March 17, 2008, AIG filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008. On January 26, 2009, AIG filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss AIG's counterclaims; granting the portion of the third-party defendants' motion to dismiss as to AIG's third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to AIG's third-party claims for fraud, breach of fiduciary duty and unjust enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. The allegations in the third-party counterclaims are substantially similar to those filed by the NWCRP, but also seek damages for additional residual market assessments that company allegedly had to pay in non-NWCRP states, to guaranty funds and for special assessments. On April 16, 2009, the Court ordered that all third-party defendants must assert any third-party counterclaims by April 30, 2009. The case is otherwise stayed until June 10, 2009, pending disposition of AIG's motion to dismiss for lack of subject matter jurisdiction.

     On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint is styled as an "alternative complaint," should the court grant AIG's motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On April 9, 2009, the Court stayed the case pending disposition of AIG's motion to dismiss for lack of subject matter jurisdiction in the NWCRP lawsuit.

     On March 28, 2008, a Minnesota federal court granted AIG's motion to dismiss a lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On April 25, 2008, plaintiffs appealed to the United States Court of Appeals for the Eighth Circuit and also filed a new complaint making similar allegations in Minnesota state court. On April 30, 2008, substantially identical claims were also filed in Minnesota state court by the Minnesota Insurance Guaranty Association and Minnesota Assigned Risk Plan. On September 11, 2008, the parties to both actions entered into a settlement, resulting in the dismissal of all claims against AIG. In exchange for the dismissal and a broad release of claims, the financial terms of the settlement provided for AIG's payment of $21,500 to plaintiffs and waiver of its right to collect $3,500 in payments due from the plaintiffs.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and AIG filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted AIG's motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted AIG's motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted AIG's motion to strike certain allegations from the complaint. Limited discovery is now proceeding on the remaining claims.

     In April 2007, the National Association of Insurance Commissioners (the
     NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) have agreed to participate in the multi-state examination. To date, the examination has focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996. AIG has also been advised that the examination will focus on current compliance with legal requirements applicable to such business. Although AIG has been advised by counsel engaged by the lead states to assist in their investigation that to date no determinations have been made with respect to these issues, AIG cannot predict the outcome of the investigation and there can be no assurance that any regulatory action resulting from the investigation will not have a material adverse effect on the Company and its business.

     After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

     The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

     The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     of Pittsburgh, Pa., American International Specialty Lines Insurance Company, Birmingham Fire Insurance Company of Pennsylvania (now known as AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

     The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

     The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007. Both appeals are fully briefed and oral argument on both appeals took place on April 21, 2009.

     A number of complaints making allegations similar to those in the multi-district litigation have been filed against AIG and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey, but are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although one case - now settled - in Florida state court and two cases currently pending in Texas and New Jersey state courts have proceeded. Discovery has recently commenced in the case pending in New Jersey state court. In the Texas case, at a hearing completed on April 3, 2009, the court sustained defendants' Special Exceptions, and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     granted plaintiff 60 days to replead. AIG has also recently settled several of the various federal and state court actions alleging claims similar to those in the multi-district litigation.

     On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Commercial Complaint, alleges that AIG and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint seeks treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. AIG, along with other co-defendants, moved to dismiss the complaint on November 16, 2007. On June 30, 2008, the court denied defendants' motion to dismiss. On August 18, 2008, defendants filed their answers to the complaint. Discovery is ongoing.

     On December 4, 2006, AIG and certain subsidiaries, including the Company, settled numerous arbitrations and litigations between them and the agencies owned by C.V. Starr & Co., Inc. (C.V. Starr), including those relating to the termination of the managing general agency relationships between AIG's subsidiaries and the agencies owned by C.V. Starr, and the use of the "Starr" and "American International" trademarks. The financial terms of the confidential settlement will not have a material adverse effect on the Company's financial position.

     AIG Domestic Claims, Inc. (AIGDC), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, was named as a defendant in a putative class action lawsuit in the 14th Judicial District Court for the State of Louisiana. Plaintiffs were medical providers who allege that AIGDC (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint sought monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants were occupationally ill or injured workers whose employers were named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including AIGDC filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied AIGDC's motion for summary judgment and granted plaintiffs' partial motion for summary judgment, holding that AIGDC is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

     On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, AIGDC along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. AIGDC, along with the other defendants in the action, appealed the Court's class certification and jurisdictional ruling.

     On January 25, 2008, plaintiffs and AIGDC agreed to resolve this action on a classwide basis for $28,750. The court granted final approval of the settlement in May 2008 and most of the settlement funds have been distributed.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

     The action has also been dismissed with prejudice.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   Asbestos and Environmental Reserves
     -----------------------------------

     The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

     The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

     The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

     The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2008, 2007 and 2006, gross and net of reinsurance credits, are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct :
Loss and LAE reserves, beginning of year ....   $ 983,031   $1,098,137   $1,087,625   $137,135   $178,384   $288,676
   Incurred losses and LAE ..................      98,429       34,757      159,878    (13,665)      (468)   (75,819)
   Calendar year paid losses and LAE ........    (176,178)    (149,863)    (149,366)   (18,020)   (40,781)   (34,473)
Loss and LAE Reserves, end of year ..........   $ 905,282   $  983,031   $1,098,137   $105,450   $137,135   $178,384
=====================================================================================================================
Assumed:
Loss and LAE reserves, beginning of year ....   $  89,655   $   97,344   $   97,399   $  5,933   $  4,948   $  6,561
   Incurred losses and LAE ..................      12,578        5,160       14,332       (735)     1,386     (1,462)
   Calendar year paid losses and LAE ........     (15,858)     (12,849)     (14,387)      (121)      (401)      (151)
Loss and LAE reserves, end of year ..........   $  86,375   $   89,655   $   97,344   $  5,077   $  5,933   $  4,948
=====================================================================================================================
Net of reinsurance:
Loss and LAE reserves, beginning of year ....   $ 464,090   $  533,105   $  518,246   $ 71,628   $ 92,210   $134,977
   Incurred losses and LAE ..................      27,666       10,155       83,696         32      1,691    (22,324)
   Calendar year paid losses and LAE ........     (76,966)     (79,170)     (68,837)   (14,013)   (22,273)   (20,443)
Loss and LAE reserves, end of year ..........   $ 414,790   $  464,090   $  533,105   $ 57,647   $ 71,628   $ 92,210
=====================================================================================================================

     The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct basis ................................   $ 524,100   $  619,127   $  736,453   $ 39,611   $ 56,093   $ 70,439
Assumed reinsurance basis ...................      37,560       44,945       61,885         96      1,191        614
Net of ceded reinsurance basis ..............     238,704      296,910      378,726     19,081     25,942     37,524

     The amount of ending reserves for loss adjustment expenses included in the table above for Asbestos and Environmental losses is as follows:

                                                         Asbestos Losses                   Environmental Losses
---------------------------------------------------------------------------------------------------------------------
                                                   2008        2007         2006        2008       2007       2006
---------------------------------------------------------------------------------------------------------------------
Direct basis ................................   $  58,233   $   68,792   $   81,828   $ 16,976   $ 24,040   $ 30,189
Assumed reinsurance basis ...................       7,124        6,570        6,876        109        351        263
Net of ceded reinsurance basis ..............      29,473       34,565       42,081      8,245     10,958     16,082

     Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2008 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

C.   Leases
     ------

     The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through March 31, 2019. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $14,004, $44,783 and $38,451 in 2008, 2007 and 2006, respectively.

     At January 1, 2008, the minimum annual aggregate rental commitments are as follows:

            2009 .............................................  $11,817
            2010 .............................................   11,800
            2011 .............................................    9,798
            2012 .............................................    9,410
            2013 .............................................    3,475
            Thereafter .......................................   16,643
            -----------------------------------------------------------
               Total minimum lease payments ..................  $62,943
            ===========================================================

     Certain rental commitments have renewal options extending through the year 2031. Some of these renewals are subject to adjustments in future periods.

D.   Other Contingencies
     -------------------

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

     As of December 31, 2008, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

     In connection therewith, as of December 31, 2008, the Company's loss reserves eliminated by annuities mostly from affiliates amounted to $850,462, and included unrecorded loss contingencies of $826,104.

     As part of its private equity portfolio investment, as of December 31, 2008 the Company may be called upon for an additional capital investment of up to $655,363. The Company expects only a small portion of this portfolio will be called during 2009.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

NOTE 13 - OTHER SIGNIFICANT MATTERS
-----------------------------------

The Company underwrites a significant concentration of its direct business with brokers.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2008, 2007 and 2006, policyholder dividends amounted to $341, $123 and $1,344, respectively, and were reported as Other Income in the accompanying statements of income.

As of December 31, 2008 and 2007, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

      --------------------------------------------------------------------
      Other admitted assets                              2008       2007
      --------------------------------------------------------------------
      Guaranty funds receivable or on deposit ......  $  18,082  $  18,468
      Loss funds on deposit ........................     65,014    103,439
      Outstanding loss drafts - suspense accounts ..    314,798    430,304
      Other ........................................     56,052     25,777
      Allowance for doubtful accounts ..............   (369,538)  (395,847)
      --------------------------------------------------------------------
         Total other admitted assets ...............  $  84,408  $ 182,141
      ====================================================================

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2008 and 2007, the Company's liability for insolvency assessments amounted to $51,459 and $39,027, respectively, with related assets for premium tax credits of $18,082 and $18,468, respectively. Of the amount accrued, the Company expects to pay approximately $33,377 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $11,265 of premium tax offset credits and the associated liability in years two through five. The remaining $6,817 will be realized between years five and ten.

The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2008 and 2007, the Company had established an allowance for doubtful accounts of $369,538 and $395,847, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2008, 2007 and 2006, the Company recorded $48,507, $89,886 and $49,762, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Income.

As of December 31, 2008 and 2007, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
Other liabilities                                                   2008      2007
------------------------------------------------------------------------------------
Service carrier liabilty .......................................  $  2,875  $  9,195
Retroactive reinsurance payable ................................     6,873    16,299
Remmittances and items not allocated ...........................    30,146    39,116
Policyholder funds on deposit ..................................    12,596    11,341
Payable for securities .........................................        --     3,331
Loss clearing ..................................................     7,597    15,325
Liability for pension and severance pay ........................    12,832     6,018
Dividends to policyholders .....................................       233        --
Deferred commission earnings ...................................    11,052    11,890
Amounts withheld or retained by company for account of others ..     5,709    13,840
Advance premiums ...............................................    13,614        --
Accrued retrospective premiums .................................    56,408    41,587
Accounts payable ...............................................    24,655    24,852
Other liabilites ...............................................    55,528   153,990
------------------------------------------------------------------------------------
Total other liabilties .........................................  $240,118  $346,784
====================================================================================

EVENTS OCCURRING AT THE AIG LEVEL
---------------------------------

In September 2008, the Company's ultimate parent company, American International Group, Inc. (AIG), experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. Although the Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations, its immediate parent company, AIG Commercial Insurance Group, Inc., has guaranteed the credit facility obligations (but has not pledged its ownership interest in the Company).

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant").

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into agreements with the NY Fed in connection with the special purpose financing vehicles known as Maiden Lane II LLC and Maiden Lane III LLC. The Company was not a party to these agreements and these transactions did not affect the Company's financial condition, results of operations or cash flows.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses.

NOTE 14 - SUBSEQUENT EVENTS
---------------------------

In February 2009, the Company entered into a Capital Maintenance Agreement (CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level RBC, as shown in the Company's 2008 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary. Effective upon the date of filing of the Company's 2008 Annual Statement with its domiciliary regulator, this current CMA supersedes and replaces a similar agreement that related to the Company's December 31, 2007 surplus position.

Subsequent to December 31, 2008 and in relation to the transaction described in
Note 5(E), the Company's immediate parent contributed $691,000 in cash to the Company's surplus. With the approval of the Insurance Department of the State of New York, this contribution has been reflected as Type 1 subsequent event in these financial statements.

Subsequent to filing its December 31, 2008 Annual Statement, management discovered that its accounting in the Annual Statement for the dissolution of the Company's Canadian branch included a receivable for $691 million that had been misclassified. This amount should have been recorded as a capital contribution from its parent. Cash settlement of the balance occurred prior to filing of the Company's revised Annual Statement. With the Department's approval, the Company has reported this activity as of December 31, 2008 as a Type 1 subsequent event and reflected this amount as an increase to cash and paid-in capital.

On March 2, 2009, AIG and the NY Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the NY Fed preferred equity interests in newly-formed special purpose vehicles (SPVs), in settlement of a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

portion of the outstanding balance of the credit facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an AIG operating subsidiary (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the NY Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the credit facility.

AIG and the NY Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the NY Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the credit facility. The amount of the credit facility reduction will be based on the proceeds received. The SPVs are expected to be consolidated by AIG. These transfers are subject to agreement on definitive terms and regulatory approvals at a later date.

On April 16, 2009, AIG announced an agreement to sell 21st Century Insurance Group, AIG's U.S. personal auto insurance business, to Farmers Group, Inc., a subsidiary of Zurich Financial Services Group. The transaction, which will include the sale of AHAC's equity interests in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., is subject to satisfaction of certain closing conditions, including applicable regulatory approvals. The carrying value of these companies amounted to $181,972.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Preferred Stock for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange the Warrant for 53,798,766 shares of Series C Preferred Stock.

On April 17, 2009, AIG and the NY Fed amended the terms of the credit facility agreement to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 3,000 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) The AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of the AIG Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

On April 21, 2009, AIG announced its intent to enter into a transaction pursuant to which AIG will contribute AIU Holdings, LLC and AIU Holdings, Inc., the parent company of AHAC, to a newly-formed special purpose vehicle

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2008, 2007 AND 2006

                                 (000's OMITTED)
--------------------------------------------------------------------------------

(SPV). AIG will receive preferred and common interests in the SPV in exchange for the contributions. AIG also announced its intent to acquire from AHAC its equity interests in Transatlantic Holdings, Inc. These transactions are intended to further separate AIG's property casualty operations from AIG and are being taken in preparation for the potential sale of a minority stake in the business.

In connection with the preparation of its annual report on Form 10-K for the year ended December 31, 2008, AIG management assessed whether AIG has the ability to continue as a going concern. Based on the U.S. government's continuing commitment, the agreements in principle and the other expected transactions with the NY Fed and the U.S. Department of the Treasury, AIG management's plans to stabilize AIG's businesses and dispose of its non-core assets, and after consideration of the risks and uncertainties to such plans, AIG management believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations for at least the next twelve months. It is possible that the actual outcome of one or more of AIG management's plans could be materially different, or that one or more of AIG management's significant judgments or estimates about the potential effects of these risks and uncertainties could prove to be materially incorrect. If one or more of these possible outcomes is realized, AIG may need additional U.S. government support to meet its obligations as they come due. If AIG is unable to meet its obligations as they come due, it is not expected to have a significant impact on the Company's ability to continue as a going concern.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements of FS Variable Separate Account are included herein to this Registration Statement:
     -   Report of Independent Registered Public Accounting Firm
     -   Statement of Assets and Liabilities as of December 31, 2008
     -   Schedule of Portfolio Investments as of December 31, 2008
     - Statement of Operations for the year ended December 31, 2008, except as indicated
     - Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007, except as indicated
     -   Notes to Financial Statements

The following financial statements of First SunAmerica Life Insurance Company are included herein:
     -   Report of Independent Registered Public Accounting Firm
     -   Balance Sheet as of December 31, 2008 and 2007
     - Statement of Income and Comprehensive Income for the years ended December 31, 2008, 2007 and 2006
     - Statement of Cash Flows for the years ended December 31, 2008, 2007 and 2006
     -   Notes to Financial Statements

The following statutory financial statements of American Home Assurance Company are included herein:
     -   Report of Independent Auditors
     - Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2008 and 2007
     - Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2008, 2007 and 2006
     - Statements of Cash Flow for the years ended December 31, 2008, 2007 and 2006
     -   Notes to Statutory Basis Financial Statements

(b) Exhibits

(1)   Resolution Establishing Separate Account...................................    1
(2)   Custody Agreements.........................................................    Not Applicable
(3)   (a)  Form of Distribution Agreement........................................    1
      (b)  Form of Selling Agreement.............................................    1
(4)   Variable Annuity Contract
      (a)  Individual Variable Annuity Contract..................................    5
      (b)  Death Benefit Endorsement for Contracts Issued before May 1, 2007.....    5
      (c)  Death Benefit Endorsement for Contracts Issued May 1, 2007 and after..    7
      (d)  Letter of Intent Endorsement..........................................    5
      (e)  Rights of Accumulation Endorsement....................................    5
      (f)  Guaranteed Minimum Withdrawal Benefit Endorsement.....................    5
      (g)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement (GMWB for Life).....................................    6
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement (GMWB with
           Bonus for Single Life)................................................    8
      (i)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement (GMWB with
           Bonus for Two Lives)..................................................    8
(5)   (a)  Form of Application for Contract......................................    5
(6)   Corporate Documents of Depositor
      (a)  Certificate of Incorporation..........................................    1
      (b)  By-Laws...............................................................    1
(7)   Reinsurance Contract.......................................................    Not Applicable
(8)   Material Contracts
      (a)  Form of American Funds Insurance Series Fund Participation Agreement..    2
      (b)  Form of Anchor Series Trust Fund Participation Agreement..............    1
      (c)  Form of Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement...............................................    10
      (d)  Form of Lord Abbett Series Fund Participation Agreement...............    2
      (e)  Form of SunAmerica Series Trust Fund Participation Agreement..........    1
      (f)  Form of VanKampen Trust Fund Participation Agreement..................    2

(9)   (a)  Form of Opinion of Counsel and Consent of Depositor...................    5
      (b)  Form of Opinion of Counsel and Consent of Sullivan & Cromwell LLP,
           Counsel to American Home Assurance Company............................    4
(10)  Consent of Independent Registered Public Accounting Firm...................    Filed Herewith
(11)  Financial Statements Omitted from Item 23..................................    Not Applicable
(12)  Initial Capitalization Agreement...........................................    Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly Controlled
           By or Under Common Owner Control with First SunAmerica Life Insurance
           Company, the Depositor of Registrant..................................    11
      (b)  Power of Attorney
           (1) Power of Attorney -- First SunAmerica Life Insurance Company
           Directors.............................................................    11
           (2) Power of Attorney -- American Home Assurance Company Directors....    10
      (c)  Support Agreement of American International Group, Inc. ..............    3
      (d)  General Guarantee Agreement by American Home Assurance Company........    3
      (e)  Notice of Termination of Guarantee as Published in the Wall Street
           Journal on December 28, 2007..........................................    9


--------

1 Incorporated by reference to Form N-4, Post-Effective Amendment No. 5 and Amendment No. 7, File Nos. 033-85014 and 811-08810, filed on January 30, 1998, Accession No. 0000950148-98-000132.

2 Incorporated by reference to Form N-4, Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002, Accession No. 0000950148-02-002786.

3 Incorporated by reference to Form N-4, initial registration statement to File Nos. 333-128124 and 811-08810, filed September 6, 2005, Accession No. 0000950129-05-008996.

4 Incorporated by reference to Post-Effective Amendment No. 6 and Amendment No. 7 to File Nos. 333-102137 and 811-08810, filed October 21, 2005, Accession No. 0000950129-05-009958.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-128124 and 811-08810, filed on May 1, 2006, Accession No. 0000950129-06-004634.

6 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 5, File Nos. 333-128124 and 811-08810, filed on November 22, 2006, Accession No. 0000950124-06-007096.

7 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 8, File Nos. 333-128124 and 811-08810, filed on April 30, 2007, Accession No. 0000950124-07-002507.

8 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 9, File Nos. 333-128124 and 811-08810, filed on November 5, 2007, Accession No. 0000950148-07-000280.

9 Incorporated by reference to Post-Effective Amendment No. 15 and Amendment No.
  16, File Nos. 333-102137 and 811-08810, filed on January 31, 2008, Accession No. 0000950148-08-000027.

10 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No.
   10, File Nos. 333-128124 and 811-08810, filed on April 29, 2008, Accession
   No. 0000950148-08-000115.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157198 and 811-08810, filed on April 28, 2009, Accession No. 0000950134-09-008500.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of First SunAmerica Life Insurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                             POSITION
----                             --------
Jay S. Wintrob................   Director, Chief Executive Officer and President
Michael J. Akers(2)...........   Director and Senior Vice President
N. Scott Gillis(1)............   Director, Senior Vice President and Chief
                                 Financial Officer
Jana W. Greer(1)..............   Director and Executive Vice President
Bruce R. Abrams(2)............   Director and Executive Vice President
Christine A. Nixon............   Director, Senior Vice President and Secretary
M. Bernard Aidinoff(5)........   Director
Patrick J. Foley(6)...........   Director
Jack R. Harnes(7).............   Director
David L. Herzog(3)............   Director
John I. Howell(8).............   Director
Christopher J. Swift(3).......   Director
Stewart R. Polakov(1).........   Senior Vice President and Controller
Edwin R. Raquel(1)............   Senior Vice President and Chief Actuary
Mallary L. Reznik.............   Senior Vice President and General Counsel
Timothy W. Still(1)...........   Senior Vice President
Gavin D. Friedman.............   Vice President and Deputy General Counsel
William T. Devanney, Jr.......   Vice President
Roger E. Hahn(4)..............   Vice President
Tracey E. Harris(2)...........   Vice President
Rodney A. Haviland(1).........   Vice President
Sharla A. Jackson(9)..........   Vice President
Michelle H. Powers(2).........   Vice President
Connie E. Pritchett...........   Chief Compliance Officer, Fixed Annuities
Stephen J. Stone(1)...........   Vice President
Monica F. Suryapranata(1).....   Vice President and Controller Variable Annuity
                                 Products
Edward T. Texeria(1)..........   Vice President
Virginia N. Puzon.............   Assistant Secretary


--------

(1)    21650 Oxnard Street, Woodland Hills, CA 91367

(2)    2929 Allen Parkway, Houston, TX 77019

(3)    70 Pine Street, New York, NY 10270

(4)    2727 Allen Parkway, Houston, TX 77019

(5)    Sullivan & Cromwell, 125 Broad Street, New York, NY 10004

(6)    130 Water Street, New York, NY 10005

(7)    64 South Quaker Hill Road, Pawling, NY 12564

(8)    148 Wellington Lane, Springfield Center, NY 13468

(9)    205 East 10th Street, Amarillo, TX 79101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of First SunAmerica Life Insurance Company ("Depositor"). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-09-003734, filed March 2, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 1, 2009, the number of Polaris II A-Class Platinum Series contracts funded by FS Variable Separate Account was 183 of which 60 were qualified and 123 were non-qualified contracts.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

FIRST SUNAMERICA LIFE INSURANCE COMPANY

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Third Article of the Company's Amended and Restated Certificate of Incorporation and Article Fifteen of the Company's parent, AIG Retirement Services, Inc., By-Laws provide for the indemnification of directors and officers to the full extent required or permitted by the law, including the advance of expenses under the procedures set forth herein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

     AIG SunAmerica Life Assurance Company -- Variable Separate Account
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
     AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
     SunAmerica Series Trust
     SunAmerica Equity Funds
     SunAmerica Income Funds
     SunAmerica Focused Series, Inc.
     SunAmerica Money Market Funds, Inc.
     SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck.........   Director
James T. Nichols.........   Director, President & Chief Executive Officer
William J. Kuzmich(1)....   Director
Frank Curran.............   Controller
Joseph D. Neary..........   Chief Compliance Officer
John T. Genoy............   Vice President
Mallary L. Reznik(2).....   Vice President
Christine A. Nixon(2)....   Secretary
Virginia N. Puzon(2).....   Assistant Secretary


--------

  * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

  (1)  Principal business address is 21650 Oxnard Street, Woodland Hills, CA
       91367.

  (2) Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

UNDERTAKINGS OF THE DEPOSITOR REGARDING GUARANTOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent auditors of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, in the City of Los Angeles, and the State of California, on this 24th day of April, 2009.

                                        FS VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

                                        By: FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY
                                            (Depositor)

                                        By:        /s/ JAY S. WINTROB
                                            ------------------------------------
                                                       JAY S. WINTROB,
                                                   CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

JAY S. WINTROB*                   Chief Executive Officer, President      April 24, 2009
-----------------------------                 & Director
JAY S. WINTROB                      (Principal Executive Officer)


BRUCE R. ABRAMS*                               Director                   April 24, 2009
-----------------------------
BRUCE R. ABRAMS


M. BERNARD AIDINOFF*                           Director                   April 24, 2009
-----------------------------
M. BERNARD AIDINOFF


MICHAEL J. AKERS*                              Director                   April 24, 2009
-----------------------------
MICHAEL J. AKERS


PATRICK J. FOLEY*                              Director                   April 24, 2009
-----------------------------
PATRICK J. FOLEY


N. SCOTT GILLIS*                     Senior Vice President, Chief         April 24, 2009
-----------------------------        Financial Officer & Director
N. SCOTT GILLIS                     (Principal Financial Officer)

          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----


JANA W. GREER*                                 Director                   April 24, 2009
-----------------------------
JANA W. GREER


JACK R. HARNES*                                Director                   April 24, 2009
-----------------------------
JACK R. HARNES


DAVID L. HERZOG*                               Director                   April 24, 2009
-----------------------------
DAVID L. HERZOG


JOHN I. HOWELL*                                Director                   April 24, 2009
-----------------------------
JOHN I. HOWELL


CHRISTINE A. NIXON*                            Director                   April 24, 2009
-----------------------------
CHRISTINE A. NIXON


CHRISTOPHER J. SWIFT*                          Director                   April 24, 2009
-----------------------------
CHRISTOPHER J. SWIFT


STEWART R. POLAKOV*                   Senior Vice President and           April 24, 2009
-----------------------------                 Controller
STEWART R. POLAKOV                  (Principal Accounting Officer)


/s/ MANDA GHAFERI                          Attorney-in-Fact               April 24, 2009
-----------------------------
*MANDA GHAFERI

American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, in the City of New York, and State of New York, on the 24th day of April, 2009.

                                        By: AMERICAN HOME ASSURANCE COMPANY

                                        By:       /s/ ROBERT S. SCHIMEK
                                            ------------------------------------
                                            ROBERT S. SCHIMEK
                                            CHIEF FINANCIAL OFFICER, SENIOR VICE
                                            PRESIDENT AND TREASURER

This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----

KRISTIAN PHILIP MOOR*                   Director and Chairman             April 24, 2009
-----------------------------
KRISTIAN PHILIP MOOR


JOHN QUINLAN DOYLE*                    Director, President and            April 24, 2009
-----------------------------          Chief Executive Officer
JOHN QUINLAN DOYLE


ROBERT S. SCHIMEK*                Director, Chief Financial Officer,      April 24, 2009
-----------------------------    Senior Vice President and Treasurer
ROBERT S. SCHIMEK


MERTON BERNARD AIDINOFF*                       Director                   April 24, 2009
-----------------------------
MERTON BERNARD AIDINOFF


DAVID NEIL FIELDS*                             Director                   April 24, 2009
-----------------------------
DAVID NEIL FIELDS


KENNETH VINCENT HARKINS*                       Director                   April 24, 2009
-----------------------------
KENNETH VINCENT HARKINS


DAVID LAWRENCE HERZOG*                         Director                   April 24, 2009
-----------------------------
DAVID LAWRENCE HERZOG


                                               Director                             , 2009
-----------------------------
LOUIS PHILIP IGLESIAS


ROBERT EDWARD LEWIS*                           Director                   April 24, 2009
-----------------------------
ROBERT EDWARD LEWIS


                                               Director                             , 2009
-----------------------------
MONIKA MARIA MACHON


                                               Director                             , 2009
-----------------------------
CHRISTOPHER LOUIS SPARRO


NICHOLAS SHAW TYLER*                           Director                   April 24, 2009
-----------------------------
NICHOLAS SHAW TYLER


NICHOLAS CHARLES WALSH*                        Director                   April 24, 2009
-----------------------------
NICHOLAS CHARLES WALSH


MARK TIMOTHY WILLIS*                           Director                   April 24, 2009
-----------------------------
MARK TIMOTHY WILLIS


By:  /s/ ROBERT S. SCHIMEK                 Attorney-in-Fact               April 24, 2009
     ------------------------
     *ROBERT S. SCHIMEK

                                  EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
    (10)        Consent of Independent Registered Public Accounting Firm